FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583
                                  ------------

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
             --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                --------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (650) 312-2000
                                                    ---------------

Date of fiscal year end:   12/31
                         -----------

Date of reporting period:  3/31/10
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                        SHARES          VALUE
                                                                      ----------    ------------
       COMMON STOCKS 95.7%
       AUTOMOBILES & COMPONENTS 1.5%
       Johnson Controls Inc.                                             225,000    $  7,422,750
                                                                                    ------------
       BANKS 0.7%
       Wells Fargo & Co.                                                 110,000       3,423,200
                                                                                    ------------
       CAPITAL GOODS 6.0%
       Cummins Inc.                                                       40,000       2,478,000
       Danaher Corp.                                                      63,000       5,034,330
   (a) First Solar Inc.                                                   25,000       3,066,250
       Flowserve Corp.                                                    57,000       6,285,390
   (a) Jacobs Engineering Group Inc.                                      70,000       3,163,300
       Precision Castparts Corp.                                          52,000       6,588,920
       United Technologies Corp.                                          52,000       3,827,720
                                                                                    ------------
                                                                                      30,443,910
                                                                                    ------------
       COMMERCIAL & PROFESSIONAL SERVICES 1.1%
   (a) Stericycle Inc.                                                   100,000       5,450,000
                                                                                    ------------

       CONSUMER DURABLES & APPAREL 2.0%
       NIKE Inc., B                                                       70,000       5,145,000
       Polo Ralph Lauren Corp.                                            60,000       5,102,400
                                                                                    ------------
                                                                                      10,247,400
                                                                                    ------------
       CONSUMER SERVICES 1.0%
   (a) Apolio Group Inc., A                                               80,000       4,903,200
                                                                                    ------------

       DIVERSIFIED FINANCIALS 3.4%
       BlackRock Inc.                                                     22,000       4,790,720
       JPMorgan Chase & Co.                                               50,000       2,237,500
       Lazard Ltd.                                                       135,000       4,819,500
       T. Rowe Price Group Inc.                                          100,000       5,493,000
                                                                                    ------------
                                                                                      17,340,720
                                                                                    ------------
       ENERGY 6.7%
       Anadarko Petroleum Corp.                                           70,000       5,098,100
   (a) Cameron International Corp.                                       110,000       4,714,600
   (a) Concho Resources Inc.                                             160,000       8,057,600
   (a) FMC Technologies Inc.                                              65,000       4,200,950
       Occidental Petroleum Corp.                                         30,000       2,536,200
   (a) Petrohawk Energy Corp.                                            185,000       3,751,800
       Smith International Inc.                                          125,000       5,352,500
                                                                                    ------------
                                                                                      33,711,750
                                                                                    ------------
       FOOD & STAPLES RETAILING 1.8%
       CVS Caremark Corp.                                                250,000       9,140,000
                                                                                    ------------

       FOOD, BEVERAGE & TOBACCO 1.9%
   (a) Hansen Natural Corp.                                               95,000       4,121,100
       PepsiCo Inc.                                                       80,000       5,292,800
                                                                                    ------------
                                                                                       9,413,900
                                                                                    ------------
       HEALTH CARE EQUIPMENT & SERVICES 10.3%
       Aetna Inc.                                                        115,000       4,037,650
   (a) Athenahealth Inc.                                                  90,000       3,290,400
       Baxter International Inc.                                          70,000       4,074,000
       C. R. Bard Inc.                                                    60,000       5,197,200
       Covidien PLC                                                       55,000       2,765,400
   (a) DaVita Inc.                                                        70,000       4,438,000
   (a) Express Scripts Inc.                                               75,000       7,632,000
   (a) Intuitive Surgical Inc.                                            21,000       7,310,730
       Stryker Corp.                                                      65,000       3,719,300
   (a) Varian Medical Systems Inc.                                        70,000       3,873,100

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

   (a) VCA Antech Inc.                                                   200,000    $  5,606,000
                                                                                    ------------
                                                                                      51,943,780
                                                                                    ------------
       HOUSEHOLD & PERSONAL PRODUCTS 0.9%
       The Procter & Gamble Co.                                           75,000       4,745,250
                                                                                    ------------
       INSURANCE 1.9%
       Aflac Inc.                                                        180,000       9,772,200
                                                                                    ------------
       MATERIALS 4.5%
       Celanese Corp., A                                                 200,000       6,370,000
       Ecolab Inc.                                                       150,000       6,592,500
       Praxair Inc.                                                      120,000       9,960,000
                                                                                    ------------
                                                                                      22,922,500
                                                                                    ------------
       MEDIA 0.5%
       The Walt Disney Co.                                                75,000       2,618,250
                                                                                    ------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8.2%
       Abbott Laboratories                                                85,000       4,477,800
   (a) Celgene Corp.                                                     125,000       7,745,000
   (a) Gilead Sciences Inc.                                              155,000       7,049,400
       Johnson & Johnson                                                  55,000       3,586,000
       Merck & Co. Inc.                                                  228,688       8,541,497
   (a) Onyx Pharmaceuticals Inc.                                          90,000       2,725,200
   (a) Talecris Biotherapeutics Holdings Corp.                           115,000       2,290,800
   (a) Waters Corp.                                                       75,000       5,065,500
                                                                                    ------------
                                                                                      41,481,197
                                                                                    ------------
       RETAILING 4.8%
   (a) Amazon.com Inc.                                                    46,000       6,243,580
   (a) Dollar General Corp.                                              176,424       4,454,706
       Expedia Inc.                                                      110,000       2,745,600
   (a) Kohl's Corp.                                                       85,000       4,656,300
   (a) priceline.com Inc.                                                 13,000       3,315,000
   (a) Urban Outfitters Inc.                                              70,000       2,662,100
                                                                                    ------------
                                                                                      24,077,286
                                                                                    ------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.5%
       Analog Devices Inc.                                               100,000       2,882,000
       Intel Corp.                                                       160,000       3,561,600
   (a) Lam Research Corp.                                                 70,000       2,612,400
       Microchip Technology Inc.                                         170,000       4,787,200
       Xilinx Inc.                                                       150,000       3,825,000
                                                                                    ------------
                                                                                      17,668,200
                                                                                    ------------
       SOFTWARE & SERVICES 14.0%
   (a) Adobe Systems Inc.                                                145,000       5,128,650
   (a) Alliance Data Systems Corp.                                        43,000       2,751,570
   (a) Concur Technologies Inc.                                           65,000       2,665,650
       FactSet Research Systems Inc.                                      50,000       3,668,500
   (a) Google Inc., A                                                     17,500       9,922,675
       MasterCard Inc., A                                                 41,000      10,414,000
   (a) McAfee Inc.                                                        60,000       2,407,800
   (a) Nuance Communications Inc.                                        300,000       4,992,000
       Oracle Corp.                                                      250,000       6,422,500
       Paychex Inc.                                                      115,000       3,530,500
   (a) SAIC Inc.                                                         240,000       4,248,000
(a, b) SS&C Technologies Holdings Inc.                                    36,800         554,944
   (a) Sybase Inc.                                                       110,000       5,128,200
       Visa Inc., A                                                       95,000       8,647,850
                                                                                    ------------
                                                                                      70,482,839
                                                                                    ------------
       TECHNOLOGY HARDWARE & EQUIPMENT 15.8%
   (a) Apple Inc.                                                         70,000      16,445,100
   (a) Cisco Systems Inc.                                                525,000      13,665,750

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)


   (a) EMC Corp.                                                         300,000    $  5,412,000
   (a) FLIR Systems Inc.                                                 160,000       4,512,000
       Hewlett-Packard Co.                                               220,000      11,693,000
   (a) Juniper Networks Inc.                                             120,000       3,681,600
       National Instruments Corp.                                        115,000       3,835,250
   (a) NetApp Inc.                                                       200,000       6,512,000
       QUALCOMM Inc.                                                     240,000      10,077,600
   (a) Trimble Navigation Ltd.                                           128,000       3,676,160
                                                                                    ------------
                                                                                      79,510,460
                                                                                    ------------
       TELECOMMUNICATION SERVICES 2.9%
   (a) American Tower Corp., A                                           210,000       8,948,100
   (a) NII Holdings Inc.                                                 140,000       5,832,400
                                                                                    ------------
                                                                                      14,780,500
                                                                                    ------------
       TRANSPORTATION 2.3%
       C.H. Robinson Worldwide Inc.                                       45,000       2,513,250
       Expeditors International of Washington Inc.                       135,000       4,984,200
       FedEx Corp.                                                        45,000       4,203,000
                                                                                    ------------
                                                                                      11,700,450
                                                                                    ------------
       TOTAL COMMON STOCKS (COST $401,178,202)                                       483,199,742
                                                                                    ------------
       SHORT TERM INVESTMENTS (COST $20,941,216) 4.2%
       MONEY MARKET FUNDS 4.2%
   (c) Institutional Fiduciary Trust Money Market Portfolio, 0.00%    20,941,216      20,941,216
                                                                                    ------------
       TOTAL INVESTMENTS (COST $422,119,418) 99.9%                                   504,140,958
       OTHER ASSETS, LESS LIABILITIES 0.1 %                                              306,197
                                                                                    ------------
       NET ASSETS 100.0%                                                            $504,447,155
                                                                                    ============

(a)  Non-income producing.

(b)  Security purchased on a when-issued basis.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                   COUNTRY           SHARES           VALUE
                                                              ----------------  ---------------  ---------------
        COMMON STOCKS 96.2%
        DIVERSIFIED REAL ESTATE ACTIVITIES 0.8%
        Sun Hung Kai Properties Ltd.                             Hong Kong              215,000  $     3,231,542
                                                                                                 ---------------
        Diversified REITs 15.9%
        British Land Co. PLC                                   United Kingdom           521,000        3,805,666
        Canadian REIT                                              Canada                54,800        1,492,460
        Dexus Property Group                                     Australia            2,686,627        1,997,178
        GPT Group                                                Australia           10,111,290        5,335,791
        H&R Real Estate Investment Trust                           Canada               169,700        2,779,720
        ICADE                                                      France                15,330        1,706,842
        Kenedix Realty Investment Corp.                            Japan                    816        2,191,066
        Land Securities Group PLC                              United Kingdom           813,762        8,376,926
        Liberty Property Trust                                 United States             92,400        3,136,056
        Mirvac Group                                             Australia            2,515,438        3,405,101
        Shaftesbury PLC                                        United Kingdom           191,100        1,116,196
        Stockland                                                Australia            2,126,200        7,785,767
    (a) Stockland, 144A                                          Australia              638,564        2,338,308
        Tokyu REIT Inc.                                            Japan                    126          662,236
        United Urban Investment Corp.                              Japan                    467        2,686,692
        Vornado Realty Trust                                   United States            140,427       10,630,324
        Wereldhave NV                                           Netherlands              20,720        1,986,437
                                                                                                 ---------------
                                                                                                      61,432,766
                                                                                                 ---------------
        INDUSTRIAL REITS 6.1%
        AMB Property Corp.                                     United States            165,700        4,513,668
        Ascendas REIT                                            Singapore            1,219,000        1,673,086
        DuPont Fabros Technology Inc.                          United States             98,000        2,115,820
        Goodman Group                                            Australia            9,105,900        5,473,795
        Japan Logistics Fund Inc.                                  Japan                    192        1,537,807
        Mapletree Logistics Trust                                Singapore            1,607,000          976,446
        ProLogis                                               United States            322,000        4,250,400
        Segro PLC                                              United Kingdom           620,970        3,009,477
                                                                                                 ---------------
                                                                                                      23,550,499
                                                                                                 ---------------
        MORTGAGE REITS 0.4%
        Starwood Hotels & Resorts Worldwide Inc.               United States             29,900        1,394,536
                                                                                                 ---------------
        OFFICE REITS 16.8%
        Alexandria Real Estate Equities Inc.                   United States             79,500        5,374,200
        Befimmo SCA                                               Belgium                19,400        1,630,547
        Boston Properties Inc.                                 United States            181,700       13,707,448
        CapitaCommercial Trust                                   Singapore            1,698,000        1,310,916
        Champion REIT                                            Hong Kong            1,586,196          755,891
        Commonwealth Property Office Fund                        Australia            1,611,334        1,338,315
        Corporate Office Properties Trust                      United States             78,000        3,130,140
        DA Office Investment Corp.                                 Japan                    681        1,454,266
        Derwent London PLC                                     United Kingdom            74,970        1,557,153
        Digital Realty Trust Inc.                              United States             83,700        4,536,540
        Douglas Emmett Inc.                                    United States            101,100        1,553,907
        Government Properties Income Trust                     United States             64,800        1,685,448
        Great Portland Estates PLC                             United Kingdom           466,736        2,229,398
        Highwoods Properties Inc.                              United States             57,300        1,818,129
        ING Office Fund                                          Australia            2,367,536        1,271,092
        Japan Real Estate Investment Co.                           Japan                    657        5,599,412
        Kilroy Realty Corp.                                    United States             55,000        1,696,200
        Mack-Cali Realty Corp.                                 United States             76,700        2,703,675
        Nippon Building Fund Inc.                                  Japan                    514        4,424,638
        Nippon Commercial Investment Corp.                         Japan                    440          593,787
        ORIX JREIT Inc.                                            Japan                    272        1,231,802
        Silic                                                      France                18,780        2,372,095
        SL Green Realty Corp.                                  United States             47,800        2,737,506
                                                                                                 ---------------
                                                                                                      64,712,505
                                                                                                 ---------------
        REAL ESTATE DEVELOPMENT 0.4%
        Helical Bar PLC                                        United Kingdom           286,289        1,470,932
                                                                                                 ---------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

        REAL ESTATE OPERATING COMPANIES 0.8%
        Hong Kong Land Holdings Ltd.                             Hong Kong              452,000  $     2,291,640
    (b) Norwegian Property ASA                                     Norway               438,190          914,355
                                                                                                 ---------------
                                                                                                       3,205,995
                                                                                                 ---------------
        RESIDENTIAL REITS 9.6%
    (b) Advance Residence Investment                                Japan                   782          969,190
        Apartment Investment & Management Co., A                United States           122,600        2,257,066
        AvalonBay Communities Inc.                              United States            66,590        5,750,046
        Boardwalk REIT                                              Canada               34,500        1,367,767
        Camden Property Trust                                   United States            88,900        3,700,907
        Equity Lifestyle Properties Inc.                        United States            70,100        3,776,988
        Equity Residential                                      United States           297,500       11,647,125
        Essex Property Trust Inc.                               United States            24,500        2,203,775
        Nippon Accommodations Fund Inc.                             Japan                   303        1,558,499
        UDR Inc.                                                United States           224,970        3,968,471
                                                                                                 ---------------
                                                                                                      37,199,834
                                                                                                 ---------------
        RETAIL REITS 31.2%
        CapitaMall Trust                                          Singapore             723,000          914,797
 (a, b) CapitaMalis Asia Ltd., 144A                               Singapore             673,000        1,087,269
        Cedar Shopping Centers Inc.                             United States           199,000        1,574,090
        CFS Retail Property Trust                                 Australia             769,424        1,324,010
        Corio NV                                                 Netherlands             94,591        6,317,653
        Developers Diversified Realty Corp.                     United States           281,976        3,431,648
        Eurocommercial                                           Netherlands             53,230        2,139,513
        Federal Realty Investment Trust                         United States            49,500        3,604,095
        Frontier Real Estate Investment Corp.                       Japan                   195        1,513,875
        General Growth Properties Inc.                          United States            88,750        1,427,987
        Hammerson PLC                                          United Kingdom           780,860        4,661,699
        Japan Retail Fund Investment Corp.                         Japan                    741          871,625
        Kimco Realty Corp.                                      United States           263,200        4,116,448
        Klepierre                                                  France                58,850        2,312,130
        The Link REIT                                            Hong Kong            2,061,100        5,059,673
        The Macerich Co.                                        United States            75,690        2,899,684
 (b, c) Metric Property Investments PLC                        United Kingdom            89,082          138,635
 (a, b) Metric Property Investments PLC, 144A                  United Kingdom           936,195        1,456,960
        National Retail Properties Inc.                         United States           151,900        3,467,877
        Realty Income Corp.                                     United States            87,700        2,691,513
        Regency Centers Corp.                                   United States            91,100        3,413,517
        RioCan REIT                                                Canada               142,700        2,597,484
        Simon Property Group Inc.                               United States           215,244       18,058,972
        Suntec REIT                                               Singapore           2,526,000        2,419,644
        Tanger Factory Outlet Centers Inc.                      United States            23,100          996,996
        Taubman Centers Inc.                                    United States            13,500          538,920
        Unibail-Rodamco SE                                         France                87,703       17,773,670
        Westfield Group                                           Australia           1,792,507       19,839,583
    (a) Westfield Group, 144A                                     Australia             346,600        3,836,191
                                                                                                 ---------------
                                                                                                     120,486,158
                                                                                                 ---------------
        SPECIALIZED REITS 14.2%
        CDL Hospitality Trusts                                    Singapore           1,545,000        1,987,991
        HCP Inc.                                                United States           243,300        8,028,900
        Health Care REIT Inc.                                   United States            97,500        4,409,925
        Host Hotels & Resorts Inc.                              United States           887,039       12,995,121
        LaSalle Hotel Properties                                United States            87,100        2,029,430
        Nationwide Health Properties Inc.                       United States            93,400        3,283,010
    (b) pebblebrook Hotel Trust                                 United States            40,510          851,925
        Public Storage                                          United States           111,300       10,238,487
        Ventas Inc.                                             United States           229,400       10,891,912
                                                                                                 ---------------
                                                                                                      54,716,701
                                                                                                 ---------------
        TOTAL COMMON STOCKS (COST $283,423,296)                                                      371,401,468
                                                                                                 ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT
                                                                                ---------------
        SHORT TERM INVESTMENTS (COST $4,600,953) 1.2%
        REPURCHASE AGREEMENTS 1.2%
    (d) Joint Repurchase Agreement, 0.008%, 4/01/10
        (Maturity Value $4,600,954)                             United States   $     4,600,953  $     4,600,953
        Banc of America Securities LLC (Maturity Value
        $576,269)
        Barclays Capital Inc. (Maturity Value $701,553)
        BNP Paribas Securities Corp. (Maturity Value
        $751,612)
        Deutsche Bank Securities Inc. (Maturity Value
        $567,206)
        HSBC Securities (USA) Inc. (Maturity Value $751,612)
        Morgan Stanley & Co. Inc. (Maturity Value $751,612)
        UBS Securities LLC (Maturity Value $501,090)
        Collateralized by U.S. Government Agency Securities,
           0.375% - 6.25%, 4/27/10- 6/14/13; (e) U.S.
           Government Agency Discount Notes, 4/05/10 -
           9/27/10; and U.S. Treasury Notes, 1.375% -
           4.00%, 9/15/10- 2/28/15
                                                                                                 ---------------
        TOTAL INVESTMENTS (COST $288,024,249) 97.4%                                                  376,002,421
        OTHER ASSETS, LESS LIABILITIES 2.6%                                                           10,019,524
                                                                                                 ---------------
        NET ASSETS 100.0%                                                                        $   386,021,945
                                                                                                 ===============

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2010, the aggregate value of these securities was $8,718,728, representing 2.26% of net assets.

(b)  Non-income producing.

(c)  A portion of the security purchased on a delayed delivery basis.

(d) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2010, all repurchase agreements had been entered into on that date.

(e)  The security is traded on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

At March 31, 2010 the fund had the following forward exchange contracts outstanding. See Note 3.

                                                     CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY           COUNTERPARTY  TYPE    QUANTITY     AMOUNT        DATE     APPRECIATION  DEPRECIATION
--------           ------------  ----  -----------  -----------  ----------  ------------  ------------
Australian Dollar  DBAB          Sell    6,888,645  $ 6,288,851    4/19/10    $       --   $   (20,180)
Japanese Yen       DBAB          Sell   32,422,973      356,023    4/21/10         9,268            --
Euro               JPHQ          Sell    4,803,953    6,908,662    4/22/10       418,140            --
Australian Dollar  HSBC          Sell    7,130,034    6,387,670    4/23/10            --      (139,608)
Australian Dollar  UBSW          Sell    6,711,544    6,121,149    4/23/10            --       (23,018)
Australian Dollar  JPHQ          Sell    3,394,834    3,101,452    4/23/10            --        (6,390)
British Pound      UBSW          Buy     1,426,107    2,306,000    4/23/10            --      (141,043)
British Pound      UBSW          Sell    4,241,994    6,942,362    4/23/10       502,638            --
British Pound      BZWS          Sell    2,379,507    3,891,921    4/23/10       279,618            --
Canadian Dollar    UBSW          Sell    4,238,993    4,107,611    4/23/10            --       (67,691)
Euro               UBSW          Sell   11,048,167   15,581,424    4/23/10       654,460            --
Japanese Yen       CITI          Sell  343,273,797    3,771,286    4/23/10       100,030            --
Singapore Dollar   BZWS          Sell      349,896      251,272    4/23/10         1,179            --
Singapore Dollar   CITI          Sell    2,871,982    2,062,465    4/23/10         9,675            --
Australian Dollar  HSBC          Sell    5,878,471    5,311,786    4/30/10            --       (65,653)
Australian Dollar  CITI          Sell    3,586,382    3,262,890    4/30/10            --       (17,820)
Australian Dollar  DBAB          Sell    3,640,019    3,315,693    4/30/10            --       (14,081)
Australian Dollar  BZWS          Sell    3,574,502    3,256,371    4/30/10            --       (13,470)
Australian Dollar  BOFA          Sell   10,076,039    9,036,379    4/30/10            --      (152,482)
Australian Dollar  JPHQ          Sell    7,784,563    6,910,902    4/30/10            --      (188,598)
British Pound      DBAB          Sell    6,328,024    9,505,518    4/30/10            --      (100,580)
British Pound      CITI          Sell    3,769,135    5,665,010    4/30/10            --       (56,631)
British Pound      BOFA          Sell    2,266,408    3,526,916    4/30/10        86,985            --
British Pound      BZWS          Sell      197,439      297,596    4/30/10            --        (2,121)
Canadian Dollar    DBAB          Sell    5,284,689    5,049,757    4/30/10            --      (155,494)
Euro               BOFA          Sell    3,621,888    4,873,395    4/30/10            --       (20,163)
Euro               BZWS          Sell    1,334,752    1,811,485    4/30/10         8,097            --
Euro               DBAB          Sell    5,396,728    7,303,022    4/30/10        11,477            --
Hong Kong Dollar   HSBC          Sell   77,777,679   10,022,290    4/30/10         2,589            --
Japanese Yen       DBAB          Sell   48,536,734      538,645    4/30/10        19,532            --
Japanese Yen       HSBC          Sell  526,797,231    5,850,053    4/30/10       215,824            --
Japanese Yen       CITI          Sell   40,334,385      447,563    4/30/10        16,177            --
Japanese Yen       JPHQ          Sell  100,796,081    1,112,441    4/30/10        34,260            --
Japanese Yen       BZWS          Sell  505,628,627    5,581,211    4/30/10       172,676            --
Japanese Yen       BOFA          Sell  667,043,157    7,210,420    4/30/10        73,503            --
Norwegian Krone    DBAB          Sell   10,455,046    1,755,245    4/30/10            --        (1,711)
Singapore Dollar   BOFA          Sell    4,133,949    2,932,503    4/30/10            --       (21,883)
Singapore Dollar   DBAB          Sell    8,314,094    5,927,883    4/30/10            --       (14,522)
                                                                              ----------   -----------
                   Unrealized appreciation (depreciation)                      2,616,128    (1,223,139)
                                                                              ----------   -----------
                       Net unrealized appreciation (depreciation)             $1,392,989
                                                                              ==========

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

COUNTERPARTY

BOFA   Bank of America N.A.
BZWS   Barclays Bank PLC
CITI   Citibank NA
DBAB   Deutsche Bank AG
HSBC   HSBC Bank USA
JPHQ   JPMorgan Chase Bank, NA
UBSW   UBS AG

SELECTED PORTFOLIO

REIT   Real Estate Investment Trust

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN GROWTH AND INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                   COUNTRY           SHARES           VALUE
                                                              ----------------  ---------------  ---------------
        COMMON STOCKS 76.1 %
        CONSUMER DISCRETIONARY 6.1 %
        Best Buy Co. Inc.                                       United States           121,500  $     5,168,610
        Comcast Corp., A                                        United States           242,080        4,555,946
        The Home Depot Inc.                                     United States           167,500        5,418,625
        Limited Brands Inc.                                     United States           195,000        4,800,900
                                                                                                 ---------------
                                                                                                      19,944,081
                                                                                                 ---------------
        CONSUMER STAPLES 6.0%
        The Coca-Cola Co.                                       United States           135,600        7,458,000
        Diageo PLC, ADR                                        United Kingdom            92,400        6,232,380
        Unilever NV, N.Y. shs.                                   Netherlands            200,000        6,032,000
                                                                                                 ---------------
                                                                                                      19,722,380
                                                                                                 ---------------
        ENERGY 9.4%
        Chevron Corp.                                           United States            98,300        7,454,089
        ConocoPhillips                                          United States           115,200        5,894,784
        Exxon Mobil Corp.                                       United States            88,944        5,957,469
        Halliburton Co.                                         United States           183,000        5,513,790
        Spectra Energy Corp.                                    United States           267,400        6,024,522
                                                                                                 ---------------
                                                                                                      30,844,654
                                                                                                 ---------------
        FINANCIALS 7.5%
        Aflac Inc.                                              United States           124,900        6,780,821
        JPMorgan Chase & Co.                                    United States           140,470        6,286,032
        Marsh & McLennan Coso Inc.                              United States           195,900        4,783,878
        Wells Fargo & Co.                                       United States           215,400        6,703,248
                                                                                                 ---------------
                                                                                                      24,553,979
                                                                                                 ---------------
        HEALTH CARE 10.3%
        Abbott Laboratories                                     United States           111,800        5,889,624
        Johnson & Johnson                                       United States           125,800        8,202,160
        Merck & Co. Inc.                                        United States           283,061       10,572,328
        Pfizer Inc.                                             United States           279,900        4,800,285
        Roche Holding AG                                         Switzerland             26,900        4,364,232
                                                                                                 ---------------
                                                                                                      33,828,629
                                                                                                 ---------------
        INDUSTRIALS 13.4%
        3M Co.                                                  United States            87,900        7,345,803
        Caterpillar Inc.                                        United States           107,900        6,781,515
        General Dynamics Corp.                                  United States            89,500        6,909,400
        General Electric Co.                                    United States           247,600        4,506,320
        J.B. Hunt Transport Services Inc.                       United States           112,800        4,047,264
        Pitney Bowes Inc.                                       United States           130,800        3,198,060
        Republic Services Inc.                                  United States           211,700        6,143,534
        United Parcel Service Inc., B                           United States            81,700        5,262,297
                                                                                                 ---------------
                                                                                                      44,194,193
                                                                                                 ---------------
        INFORMATION TECHNOLOGY 14.0%
        Intel Corp.                                             United States           357,500        7,957,950
        International Business Machines Corp.                   United States            56,600        7,258,950
        Microchip Technology Inc.                               United States           273,700        7,707,392
        Microsoft Corp.                                         United States           306,200        8,962,474
        Nokia Corp., ADR                                           Finland              219,500        3,411,030
        Paychex Inc.                                            United States           178,800        5,489,160
        Xerox Corp.                                             United States           534,400        5,210,400
                                                                                                 ---------------
                                                                                                      45,997,356
                                                                                                 ---------------
        TELECOMMUNICATION SERVICES 5.2%
        AT&T Inc.                                               United States           246,897        6,379,819
        Verizon Communications Inc.                             United States           172,800        5,360,256
        Vodafone Group PLC                                     United Kingdom         2,302,300        5,315,032
                                                                                                 ---------------
                                                                                                      17,055,107
                                                                                                 ---------------
        UTILITIES 4.2%
        PG&E Corp.                                              United States           103,800        4,403,196

   Quarterly Statement of Investments    See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN GROWTH AND INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

        Sempra Energy                                           United States            80,342  $     4,009,066
        The Southern Co.                                        United States           161,300        5,348,708
                                                                                                 ---------------
                                                                                                      13,760,970
                                                                                                 ---------------
        TOTAL COMMON STOCKS (COST $216,947,661)                                                      249,901,349
                                                                                                 ---------------
        PREFERRED STOCKS (COST $8,133,100) 0.1%
        FINANCIALS 0.1 %
    (a) Fannie Mae, 8.25%, pfd.                                 United States           325,000          412,750
                                                                                                 ---------------
        CONVERTIBLE PREFERRED STOCKS 12.6%
        CONSUMER DISCRETIONARY 1.1 %
        Autoliv Inc., 8.00%, cvt. pfd.                              Sweden               54,000        3,758,454
                                                                                                 ---------------
        FINANCIALS 7.0%
        Bank of America Corp., 7.25%, cvt. pfd., L              United States             8,100        7,897,500
        Citigroup Inc., 7.50%, cvt. pfd.                        United States            50,000        6,094,000
        Hartford Financial Services Group Inc., 7.25%, cvt.
           pfd.                                                 United States           130,000        3,439,800
        Wells Fargo & Co., 7.50%, cvt. pfd., A                  United States             5,700        5,568,900
                                                                                                 ---------------
                                                                                                      23,000,200
                                                                                                 ---------------
        HEALTH CARE 1.0%
        Tenet Healthcare Corp., 7.00%, cvt. pfd.                United States             3,200        3,304,160
                                                                                                 ---------------
        MATERIALS 1.9%
        Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt.
           pfd.                                                 United States            53,200        6,169,604
                                                                                                 ---------------
        UTILITIES 1.6%
        Great Plains Energy Inc., 12.00%, cvt. pfd.             United States            80,000        5,124,000
                                                                                                 ---------------
        TOTAL CONVERTIBLE PREFERRED STOCKS (COST $32,252,382)                                         41,356,418
                                                                                                 ---------------
        EQUITY-LINKED SECURITIES (COST $4,074,200) 1.0%
        ENERGY 1.0%
        Credit Suisse into Weatherford International Ltd.,
           11.00%                                               United States           200,000        3,349,160
                                                                                                 ---------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT(b)
                                                                                ---------------
        CORPORATE BONDS (COST $5,191,536) 1.9%
        FINANCIALS 1.9%
    (c) JPMorgan Chase & Co., junior sub. note, 1, 7.90%,
           Perpetual                                            United States   $     5,800,000        6,204,283
                                                                                                 ---------------
        CONVERTIBLE BONDS 4.6%
        CONSUMER DISCRETIONARY 1.0%
        Carnival Corp., cvt., senior deb., 2.00%, 4/15/21       United States         3,156,000        3,396,645
                                                                                                 ---------------
        HEALTH CARE 2.5%
    (d) Mylan Inc., cvt., 144A, 3.75%, 9/15/15                  United States         4,500,000        8,184,375
                                                                                                 ---------------
        MATERIALS 1.1 %
        ArcelorMittal, cvt., senior note, 5.00%, 5/15/14          Luxembourg          2,250,000        3,583,125
                                                                                                 ---------------
        TOTAL CONVERTIBLE BONDS (COST $9,545,883)                                                     15,164,145
                                                                                                 ---------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $276,144,762)                          316,388,105
                                                                                                 ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN GROWTH AND INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

        SHORT TERM INVESTMENTS (COST $11,047,572) 3.4%
        REPURCHASE AGREEMENTS 3.4%
    (e) Joint Repurchase Agreement, 0.008%, 4/01/10
           (Maturity Value $11,047,575)                         United States   $    11,047,572  $    11,047,572
        Banc of America Securities LLC (Maturity
           Value $1,383,709)
        Barclays Capital Inc. (Maturity Value $1,684,534)
        BNP Paribas Securities Corp. (Maturity
           Value $1,804,732)
        Deutsche Bank Securities Inc. (Maturity
            Value $1,361,945)
        HSBC Securities (USA) Inc. (Maturity
            Value $1,804,732)
        Morgan Stanley & Co. Inc. (Maturity
             Value $1,804,732)
        UBS Securities LLC (Maturity Value $1,203,191)
           Collateralized by U.S. Government Agency
              Securities, 0.375% - 6.25%, 4/27/10 -
              6/14/13; (f) U.S Government Agency Discount
              Notes, 4/05/10 - 9/27/10; and U.S. Treasury
              Notes, 1.375% - 4.00%, 9/15/10 - 2/28/15
                                                                                                 ---------------
        TOTAL INVESTMENTS (COST $287,192,334) 99.7%                                                  327,435,677
        OTHER ASSETS, LESS LIABILITIES 0.3%                                                              895,819
                                                                                                 ---------------
        NET ASSETS 100.0%                                                                        $   328,331,496
                                                                                                 ===============

(a)  Non-income producing.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)  Perpetual security with no stated maturity date.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2010, the value of this security was $8,184,375, representing 2.49% of net assets.

(e) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2010, all repurchase agreements had been entered into on that date.

(f)  The security is traded on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN GROWTH AND INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN HIGH INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                    PRINCIPAL(a)
                                                                                     COUNTRY           AMOUNT           VALUE
                                                                                ----------------  ---------------  ---------------
    (b) SENIOR FLOATING RATE INTERESTS 1.7%
        CONSUMER SERVICES 0.2%
        OSI Restaurant Partners LLC (Outback),
           Pre-Funded Revolving Credit, 0.077% - 4.50%, 6/14/13                   United States            54,086  $        50,356
           Term Loan B, 2.625% - 4.50%, 6/14/14                                   United States           633,836          590,128
                                                                                                                   ---------------
                                                                                                                           640,484
                                                                                                                   ---------------
        MATERIALS 0.6%
        Novelis Corp., U.S. Term Loan, 2.25% - 2.30%, 7/07/14                     United States         1,583,818        1,537,152
                                                                                                                   ---------------
        MEDIA 0.3%
        Univision Communications Inc., Initial Term Loan, 2.54%, 9/29/14          United States         1,000,000          893,247
                                                                                                                   ---------------
        UTILITIES 0.6%
        Dynegy Holdings Inc.,
           Term LlC Facility, 4.00%, 4/02/13                                      United States         1,386,133        1,366,858
           Term Loan B, 4.00%, 4/02/13                                            United States           111,584          110,032
                                                                                                                   ---------------
                                                                                                                         1,476,890
                                                                                                                   ---------------
        TOTAL SENIOR FLOATING RATE INTERESTS (COST $4,388,702)                                                           4,547,773
                                                                                                                   ---------------
        CORPORATE BONDS 91.9%
        AUTOMOBILES & COMPONENTS 3.6%
        Arvinmeritor Inc., senior note, 10.625%, 3/15/18                          United States         1,900,000        1,990,250
        Ford Motor Credit Co. LLC,
           7.80%, 6/01/12                                                         United States         1,500,000        1,556,515
           senior note, 9.875%, 8/10/11                                           United States         3,000,000        3,182,754
           senior note, 8.125%, 1/15/20                                           United States         1,000,000        1,050,745
    (c) TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17                    United States         1,700,000        1,649,000
                                                                                                                   ---------------
                                                                                                                         9,429,264
                                                                                                                   ---------------
        BANKS 0.8%
    (d) Wells Fargo Capital XV, pfd., 9.75%, Perpetual                            United States         2,000,000        2,250,000
                                                                                                                   ---------------
        CAPITAL GOODS 4.8%
    (c) Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15            United States         2,200,000        2,354,000
        Case New Holland Inc., senior note,
           7.125%, 3/01/14                                                        United States         2,000,000        2,035,000
    (c)    144A, 7.75%, 9/01/13                                                   United States           300,000          312,750
        Greenbrier Coso Inc., senior note, 8.375%, 5/15/15                        United States           600,000          549,000
    (c) Libbey Glass Inc., senior secured note, 144A, 10.00%, 2/15/15             United States         1,000,000        1,057,500
        Manitowoc Co. Inc., senior note, 9.50%, 2/15/18                           United States         1,000,000        1,047,500
    (c) Oshkosh Corp., senior note, 144A,
           8.25%, 3/01/17                                                         United States           300,000          313,500
           8.50%, 3/01/20                                                         United States           300,000          313,500
        RSS Global & Rexnord Corp., senior note, 9.50%, 8/01/14                   United States         2,000,000        2,090,000
    (c) RSC Equipment Rental/RSC Holdings, senior note, 144A, 10.25%,
        11/15/19                                                                  United States         2,500,000        2,518,750
                                                                                                                   ---------------
                                                                                                                        12,591,500
                                                                                                                   ---------------
        COMMERCIAL & PROFESSIONAL SERVICES 0.9%
    (c) Caselia Waste Systems Inc., senior secured note, 144A, 11.00%,
        7/15/14                                                                   United States           600,000          646,500
 (e, f) Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05             United States         1,912,374              191
 (c, g) JohnsonDiversey Holdings Inc., senior note, 144A, PIK, 10.50%,
        5/15/20                                                                   United States         1,600,000        1,752,000
                                                                                                                   ---------------
                                                                                                                         2,398,691
                                                                                                                   ---------------
        CONSUMER DURABLES & APPAREL 2.2%
        Jarden Corp., senior sub. note, 7.50%, 5/01/17                            United States         2,200,000        2,241,250
        Jostens IH Corp., senior sub. note, 7.625%, 10/01/12                      United States         2,100,000        2,115,750
        KS Home, senior note, 6.25%, 6/15/15                                      United States         1,600,000        1,544,000
                                                                                                                   ---------------
                                                                                                                         5,901,000
                                                                                                                   ---------------

  Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN HIGH INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

        CONSUMER SERVICES 5.9%
 (c, e) Fontainebleau Las Vegas, 144A, 10,25%, 6/15/15                            United States         1,700,000  $        27,625
        Harrah's Operating Co, Inc., senior secured note, 11.25%, 6/01/17         United States         3,000,000        3,247,500
        MGM MIRAGE,
           senior note, 6,625%, 7/15/15                                           United States         2,500,000        2,081,250
           senior note, 6,875%, 4/01/16                                           United States         1,200,000          978,000
    (c)    senior secured note, 144A, 9,00%, 3/15/20                              United States           600,000          621,000
    (c) Norwegian Cruise Line Ltd., senior secured note, 144A, 11,75%,
        11/15/16                                                                  United States         2,000,000        2,185,000
        Pinnacle Entertainment Inc.,
    (c)    senior note, 144A, 8,625%, 8/01/17                                     United States         2,200,000        2,161,500
           senior sub, note, 7,50%, 6/15/15                                       United States           400,000          348,000
        Royal Caribbean Cruises Ltd., senior deb., 7,25%, 3/15/18                 United States         1,500,000        1,492,500
    (c) Shingle Springs Tribal Gaming, senior note, 144A, 9,375%,
        6/15/15                                                                   United States           600,000          501,000
    (e) Station Casinos Inc.,
           senior note, 6,00%, 4/01/12                                            United States           200,000           14,500
           senior note, 7,75%, 8/15/16                                            United States         1,000,000           73,125
           senior sub, note, 6,50%, 2/01/14                                       United States           100,000              625
           senior sub, note, 6,875%, 3/01/16                                      United States         1,000,000            6,250
    (c) Universal City Development,
           senior note, 144A, 8,875%, 11/15/15                                    United States         1,500,000        1,518,750
           senior sub, note, 144A, 10,875%, 11/15/16                              United States           200,000          210,000
                                                                                                                   ---------------
                                                                                                                        15,466,625
                                                                                                                   ---------------
        DIVERSIFIED FINANCIALS 1.7%
        GMAC Inc.,
           senior note, 6,875%, 8/28/12                                           United States         3,000,000        3,056,250
           sub, note, 8,00%, 12/31/18                                             United States         1,000,000          995,000
    (e) Lehman Brothers Holdings Inc., senior note, 6,20%, 9/26/14                United States         2,300,000          546,250
                                                                                                                   ---------------
                                                                                                                         4,597,500
                                                                                                                   ---------------
        ENERGY 14.9%
    (c) Antero Resources Finance, senior note, 144A, 9,375%, 12/01/17             United States         1,600,000        1,656,000
    (c) Arch Coal Inc., senior note, 144A, 8,75%, 8/01/16                         United States           400,000          425,000
        Berry Petroleum Co., senior note, 10,25%, 6/01/14                         United States         1,400,000        1,550,500
        Chesapeake Energy Corp., senior note, 6,25%, 1/15/18                      United States         3,700,000        3,542,750
        Compagnie Generale de Geophysique-Veritas, senior note,
           7,50%, 5/15/15                                                            France               800,000          806,000
           7,75%, 5/15/17                                                            France             1,700,000        1,708,500
 (c, h) Consol Energy Inc., senior note, 144A,
           8,00%, 4/01/17                                                         United States           500,000          516,250
           8.25%, 4/01/20                                                         United States           500,000          516,250
    (c) Crosstex Energy LP/Crosstex Energy Finance Corp., senior note,
        144A, 8,875%, 2/15/18                                                     United States           500,000          518,125
        Denbury Resources Inc., senior sub, note, 8,25%, 2/15/20                  United States           700,000          745,500
        EI Paso Corp., senior note,
           12,00%, 12/12/13                                                       United States           400,000          470,000
           6,875%, 6/15/14                                                        United States         2,000,000        2,050,656
    (b) Enterprise Products Operating LLC, junior sub, note, FRN,
        7,034%, 1/15/68                                                           United States         1,900,000        1,810,022
    (c) Expro Finance Luxembourg, senior secured note, 144A, 8,50%,
        12/15/16                                                                 United Kingdom         1,500,000        1,522,482
    (c) General Maritime Corp., senior note, 144A, 12,00%, 11/15/17               United States         1,100,000        1,182,500
    (c) Holly Corp., senior note, 144A, 9,875%, 6/15/17                           United States           700,000          724,500
 (c, h) LinnEnergy Corp., senior note,144A, 8,625%, 4/15/20                       United States         1,700,000        1,706,375
        MarkWest Energy Partners LP, senior note, 6,875%, 11/01/14                United States         2,200,000        2,167,000
    (c) Martin Midstream Partners LP, senior note, 144A, 8,875%, 4/01/18          United States           600,000          609,000
        Peabody Energy Corp., senior note, B, 6,875%, 3/15/13                     United States         2,000,000        2,032,500
        Petrohawk Energy Corp., senior note, 7,875%, 6/01/15                      United States         1,800,000        1,842,750
    (c) Petroplus Finance Ltd., senior note, 144A, 6,75%, 5/01/14                  Switzerland          2,000,000        1,810,000
        Plains Exploration & Production Co., senior note, 7,625%, 6/01/18         United States         2,200,000        2,233,000
        Quicksilver Resources Inc., senior note,
           8.25%, 8/01/15                                                         United States         2,000,000        2,050,000
           9,125%, 8/15/19                                                        United States           300,000          316,500

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN HIGH INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

    (c) SandRidge Energy Inc., senior note, 144A,
           8.00%, 6/01/18                                                         United States         2,000,000  $     1,910,000
           8.75%, 1/15/20                                                         United States           300,000          294,000
        Teekay Corp., senior note, 8.50%, 1/15/20                               Marshall Islands          600,000          628,500
        Tesoro Corp., senior note, 6.50%, 6/01/17                                 United States         2,000,000        1,850,000
                                                                                                                   ---------------
                                                                                                                        39,194,660
                                                                                                                   ---------------
        FOOD & STAPLES RETAILING 1.2%
        Rite Aid Corp., senior secured note, 9.75%, 6/12/16                       United States         1,700,000        1,836,000
        SUPERVALU Inc., senior note, 8.00%, 5/01/16                               United States         1,200,000        1,221,000
                                                                                                                   ---------------
                                                                                                                         3,057,000
                                                                                                                   ---------------
        FOOD, BEVERAGE & TOBACCO 2.9%
    (c) Alliance One International Inc., senior note, 144A, 10.00%,
        7/15/16                                                                   United States           400,000          418,125
    (c) CEDC Finance Corp. International Inc., senior secured note, 144A,
        9.125%, 12/01/16                                                          United States         1,200,000        1,272,000
    (c) Cott Beverages Inc., senior note, 144A, 8.375%, 11/15/17                  United States           900,000          931,500
        Dole Food Co. Inc., senior secured note, 13.875%, 3/15/14                 United States         1,118,000        1,351,383
    (c) JBS USA LLC, senior note, 144A, 11.625%, 5/01/14                          United States         2,100,000        2,404,500
    (c) Pinnacle Foods Finance LLC, senior note, 144A, 9.25%, 4/01/15             United States         1,300,000        1,339,000
                                                                                                                   ---------------
                                                                                                                         7,716,508
                                                                                                                   ---------------
        HEALTH CARE EQUIPMENT & SERVICES 8.4%
        Boston Scientific Corp., senior note, 6.00%, 1/15/20                      United States         1,200,000        1,135,678
        DaVita Inc., senior sub. note, 7.25%, 3/15/15                             United States         2,000,000        2,050,000
        FMC Finance III SA, senior note, 6.875%, 7/15/17                             Germany            2,200,000        2,299,000
    (c) Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15                   Germany            1,000,000        1,120,000
        HCA Inc., senior secured note,
           9.125%, 11/15/14                                                       United States         4,000,000        4,235,000
    (c)    144A, 7.875%, 2/15/20                                                  United States         1,500,000        1,574,062
    (c)    144A, 7.25%, 9/15/20                                                   United States           900,000          914,625
        Tenet Healthcare Corp., senior note, 7.375%, 2/01/13                      United States         2,400,000        2,436,000
    (g) United Surgical Partners International Inc., senior sub. note, PIK,
        9.25%, 5/01/17                                                            United States         2,300,000        2,392,000
 (b, g) US Oncology Holdings Inc., senior note, PIK, FRN, 7.178%,
        3/15/12                                                                   United States         2,773,676        2,641,926
    (c) Vanguard Health Holding Co. II LLC, senior bond, 144A, 8.00%,
        2/01/18                                                                   United States         1,300,000        1,270,750
                                                                                                                   ---------------
                                                                                                                        22,069,041
                                                                                                                   ---------------
        MATERIALS 9.6%
        Ball Corp., senior note,
           7.125%, 9/01/16                                                        United States         2,200,000        2,348,500
           7.375%, 9/01/19                                                        United States           300,000          317,625
    (c) Building Materials Corp. of America, senior note, 144A, 7.50%,
        3/15/20                                                                   United States           800,000          802,000
        Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
        4/01/17                                                                   United States         1,700,000        1,893,785
        Huntsman International LLC, senior sub. note, 7.875%, 11/15/14            United States         2,000,000        2,030,000
    (c) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%,
        2/15/16                                                                   United Kingdom        1,500,000        1,245,000
 (c, h) LBI Escrow Corp., senior secured note, 144A, 8.00%, 11/01/17              United States           800,000          831,000
    (c) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17
        Nalco Co.,                                                                United States         2,200,000        2,271,500
    (c)    senior note, 144A, 8.25%, 5/15/17                                      United States           100,000          106,750
           senior sub. note, 8.875%, 11/15/13                                     United States         1,700,000        1,759,500
        NewPage Corp., senior secured note, 11.375%, 12/31/14                     United States         2,500,000        2,500,000
        Novelis Inc., senior note, 11.50%, 2/15/15                                    Canada              700,000          756,875
        Owens-Illinois Inc., senior note, 7.80%, 5/15/18                          United States         2,000,000        2,075,000
        Solo Cup Co.,
           senior secured note, 10.50%, 11/01/13                                  United States           400,000          424,000
           senior sub. note, 8.50%, 2/15/14                                       United States         2,000,000        1,965,000
        Solutia Inc., senior note, 8.75%, 11/01/17                                United States           300,000          318,000
        Teck Resources Ltd., senior secured note, 10.75%, 5/15/19                     Canada            1,700,000        2,091,000

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN HIGH INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

        Weyerhaeuser Co., senior note, 7.375%, 10/01/19                           United States         1,400,000  $     1,481,134
                                                                                                                   ---------------
                                                                                                                        25,216,669
                                                                                                                   ---------------
        MEDIA 10.6%
        Cablevision Systems Corp., senior note,
    (c)    144A, 8.625%, 9/15/17                                                  United States         1,000,000        1,062,500
           B, 8.00%, 4/15/12                                                      United States           700,000          751,625
    (c) CCH II LLC/CCH II Capital Corp., senior note, 144A, 13.50%,
        11/30/16                                                                  United States         2,566,823        3,073,771
    (c) Clear Channel Worldwide Holdings Inc., senior note,
           A, 144A, 9.25%, 12/15/17                                               United States           300,000          313,125
           B, 144A, 9.25%, 12/15/17                                               United States         1,100,000        1,155,000
    (c) csc Holdings Inc., senior note, 144A, 8.50%, 4/15/14                      United States           500,000          535,000
        EchoStar DBS Corp., senior note, 7.125%, 2/01/16                          United States         2,500,000        2,559,375
        Lamar Media Corp., senior sub. note, 7.25%, 1/01/13                       United States         2,000,000        2,025,000
        Liberty Media Corp., senior note, 5.70%, 5/15/13                          United States         2,000,000        2,010,000
        UN Television Corp., senior sub. note, 6.50%, 5/15/13                     United States         2,000,000        1,980,000
    (c) Media General Inc., senior secured note, 144A, 11.75%, 2/15/17            United States         1,100,000        1,091,750
    (i) Radio One Inc., senior sub. note, 6.375%, 2/15/13                         United States         2,000,000        1,652,500
    (c) Sinclair Television Group Inc., senior secured note, 144A, 9.25%,
        11/01/17                                                                  United States         2,000,000        2,115,000
    (c) Sitel LLC, senior note, 144A, 11.50%, 4/01/18                             United States         1,300,000        1,316,250
 (c, g) Univision Communications Inc., senior note, 144A, PIK, 10.50%,
        3/15/15                                                                   United States           332,326          288,293
    (c) UPC Germany GmbH, senior secured bond, 144A, 8.125%,
        12/01/17                                                                     Germany            1,500,000        1,556,250
    (c) UPC Holding BV, senior note, 144A, 9.875%, 4/15/18                         Netherlands          1,500,000        1,582,500
    (c) Virgin Media Secured Finance, senior secured note, 144A, 6.50%,
        1/15/18                                                                   United Kingdom        1,100,000        1,107,926
    (c) WMG Acquisition Corp., senior secured note, 144A, 9.50%,
        6/15/16                                                                   United States         1,600,000        1,718,000
                                                                                                                   ---------------
                                                                                                                        27,893,865
                                                                                                                   ---------------
        PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.6%
    (c) Talecris Biotherapeutics Holdings Corp., senior note, 144A, 7.75%,
        11/15/16                                                                  United States         1,500,000        1,515,000
                                                                                                                   ---------------
        REAL ESTATE 1.6%
        FelCor Lodging LP, senior secured note, 10.00%, 10/01/14                  United States         2,100,000        2,174,500
        Forest City Enterprises Inc., senior note,
           7.625%, 6/01/15                                                        United States         2,000,000        1,870,000
           6.50%, 2/01/17                                                         United States           300,000          246,000
                                                                                                                   ---------------
                                                                                                                         4,290,500
                                                                                                                   ---------------
        RETAILING 1.6%
        Dollar General Corp., senior note, 10.625%, 7/15/15                       United States         1,622,000        1,788,255
        Michaels Stores Inc., senior note, 10.00%, 11/01/14                       United States         2,200,000        2,332,000
                                                                                                                   ---------------
                                                                                                                         4,120,255
                                                                                                                   ---------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.1%
    (c) Advanced Micro Devices Inc., senior note, 144A, 8.125%, 12/15/17          United States           500,000          517,500
        Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14               United States         2,500,000        2,400,000
                                                                                                                   ---------------
                                                                                                                         2,917,500
                                                                                                                   ---------------
        SOFTWARE & SERVICES 1.6%
        First Data Corp., senior note, 9.875%,
        9/24/15                                                                   United States         1,100,000          954,250
        9/24/15                                                                   United States           700,000          600,250
        SunGard Data Systems Inc., senior sub. note, 10.25%, 8/15/15              United States         2,600,000        2,746,250
                                                                                                                   ---------------
                                                                                                                         4,300,750
                                                                                                                   ---------------
        TECHNOLOGY HARDWARE & EQUIPMENT 1.5%
        Jabil Circuit Inc., senior note, 7.75%, 7/15/16
        Sanmina-SCI Corp.,                                                        United States         1,200,000        1,269,000
 (b, c)    senior note, 144A, FRN, 3.007%, 6/15/14                                United States         1,000,000          950,000
           senior sub. note, 6.75%, 3/01/13                                       United States         1,200,000        1,206,000

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN HIGH INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

    (c) ViaSat Inc., senior note, 144A, 8.875%, 9/15/16                           United States       500,000      $       515,625
                                                                                                                   ---------------
                                                                                                                         3,940,625
                                                                                                                   ---------------
        TELECOMMUNICATION SERVICES 9.0%
        Crown Castle International Corp.,
           senior bond, 7.125%, 11/01/19                                          United States       100,000              101,750
           senior note, 9.00%, 1/15/15                                            United States     2,000,000            2,175,000
    (c) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15                       Jamaica        2,000,000            1,967,500
        Intelsat Subsidiary Holding Co. Ltd., senior note,
           8.50%, 1/15/13                                                            Bermuda        2,000,000            2,040,000
    (c)    144A, 8.875%, 1/15/15                                                     Bermuda        2,000,000            2,065,000
        MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14                      United States     2,000,000            2,055,000
        Millicom International Cellular SA, senior note, 10.00%, 12/01/13          Luxembourg       2,200,000            2,293,500
 (c, h) New Communications Holdings, senior note, 144A,
           8.25%, 4/15/17                                                         United States       400,000              409,000
           8.50%, 4/15/20                                                         United States       400,000              405,000
           8.75%, 4/15/22                                                         United States       900,000              904,500
        Qwest Communications International Inc., senior note, B, 7.50%,
        2/15/14                                                                   United States     2,200,000            2,249,500
        Qwest Corp., senior note, 8.375%, 5/01/16                                 United States     1,800,000            2,034,000
    (c) SBA Telecommunications Inc., senior note, 144A, 8.25%, 8/15/19            United States       800,000              856,000
        Sprint Nextel Corp., senior note, 8.375%, 8/15/17                         United States     1,500,000            1,515,000
    (c) Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15              Italy         2,025,000            2,197,125
 (c, g) Wind Acquisition Holding, senior note, 144A, PIK, 12.25%, 7/15/17             Italy           400,000 EUR          528,261
                                                                                                                   ---------------
                                                                                                                        23,796,136
                                                                                                                   ---------------
        TRANSPORTATION 1.5%
    (c) Ceva Group PLC, senior secured note, 144A,
           11.625%, 10/01/16                                                     United Kingdom       200,000              214,500
           11.50%, 4/01/18                                                       United Kingdom     1,800,000            1,876,500
    (c) Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14           United States     1,700,000            1,802,000
                                                                                                                   ---------------
                                                                                                                         3,893,000
                                                                                                                   ---------------
        UTILITIES 5.9%
        Ameren Corp., senior note, 8.875%, 5/15/14                                United States     1,900,000            2,194,080
        CMS Energy Corp., senior note, 8.75%, 6/15/19                             United States     2,000,000            2,268,180
        Dynegy Holdings Inc., senior note, 8.375%, 5/01/16                        United States     1,000,000              835,000
        Edison Mission Energy, senior note, 7.00%, 5/15/17                        United States       400,000              281,000
    (c) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17                     Netherlands      2,000,000            2,070,000
        Mirant North America LLC, senior note, 7.375%, 12/31/13                   United States     1,900,000            1,904,750
        NRG Energy Inc., senior note,
           7.25%, 2/01/14                                                         United States       700,000              707,000
           7.375%, 2/01/16                                                        United States     2,600,000            2,587,000
        Texas Competitive Electric Holdings Co. LLC, senior note, A,
        10.25%, 11/01/15                                                          United States     4,000,000            2,800,000
                                                                                                                   ---------------
                                                                                                                        15,647,010
                                                                                                                   ---------------
        TOTAL CORPORATE BONDS (COST $235,869,498)                                                                      242,203,099
                                                                                                                   ---------------

                                                                                                       SHARES
                                                                                                  ---------------
        COMMON STOCKS (COST $865,221) 0.3%
        MEDIA 0.3%
 (i, j) Dex One Corp.                                                             United States        27,909              779,219
                                                                                                                   ---------------
        PREFERRED STOCKS (COST $214,420) 0.2%
        DIVERSIFIED FINANCIALS 0.2%
    (c) GMAC Inc., 7.00%, pfd., 144A                                              United States           604              460,437
                                                                                                                   ---------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $241,337,841)                                            247,990,528
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN HIGH INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

                                                                                                    PRINCIPAL(a)
                                                                                                       AMOUNT
                                                                                                  ---------------
        SHORT TERM INVESTMENTS (COST $15,879,988) 6.0%
        REPURCHASE AGREEMENTS 6.0%
    (k) Joint Repurchase Agreement, 0.008%, 4/01/10 (Maturity Value               United States        15,879,988  $    15,879,988
        $15,879,991)
        Banc of America Securities LLC (Maturity Value $1,988,969)
        Barclays Capital Inc. (Maturity Value $2,421,382)
        BNP Pari bas Securities Corp. (Maturity Value $2,594,155)
        Deutsche Bank Securities Inc. (Maturity Value $1,957,685)
        HSBC Securities (USA) Inc. (Maturity Value $2,594,155)
        Morgan Stanley & Co. Inc. (Maturity Value $2,594,155)
        UBS Securities LLC (Maturity Value $1,729,490)
           Collateralized by U.S. Government Agency Securities,
              0.375% - 6.25%, 4/27/10 - 6/14/13; (l) U.S. Government Agency
              Discount Notes, 4/05/10 - 9/27/10; and U.S. Treasury Notes,
              1.375% - 4.00%, 9/15/10 - 2/28/15
                                                                                                                   ---------------
        TOTAL INVESTMENTS (COST $257,217,829) 100.1%                                                                   263,870,516
        OTHER ASSETS, LESS LIABILITIES (0.1)%                                                                             (273,264)
                                                                                                                   ---------------
        NET ASSETS 100.0%                                                                                          $   263,597,252
                                                                                                                   ===============

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2010, the aggregate value of these securities was $84,202,982, representing 31.94% of net assets.

(d)  Perpetual security with no stated maturity date.

(e) Defaulted security or security for which income has been deemed uncollectible.

(f) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2010, the value of this security was $191, representing less than 0.01 % of net assets.

(g)  Income may be received in additional securities and/or cash.

(h)  Security purchased on a when-issued basis.

(i)  See Note 8 regarding other considerations.

(j)  Non-income producing.

(k) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2010, all repurchase agreements had been entered into on that date.

(l)  The security is traded on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN HIGH INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

At March 31, 2010, the fund had the following forward exchange contracts outstanding. See Note 3.

                                            CONTRACT   SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY   COUNTERPARTY   TYPE   QUANTITY    AMOUNT       DATE      APPRECIATION   DEPRECIATION
--------   ------------   ----   --------   --------   ----------   ------------   ------------
Euro       DBAB           Sell    389,500   $567,852    12/15/10       $41,707          $--

ABBREVIATIONS

COUNTERPARTY

DBAB - Deutsche Bank AG

CURRENCY

EUR -  Euro

SELECTED PORTFOLIO

FRN -  Floating Rate Note
L/C -  Letter of Credit
PIK -  Payment-In-Kind

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                      SHARES/
                                                                                     COUNTRY          WARRANTS          VALUE
                                                                                ----------------  ---------------  ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 32.3%
          CONSUMER DISCRETIONARY 2.7%
      (a) Charter Communications Inc.                                             United States         1,747,500  $    60,288,750
      (a) Charter Communications Inc., A                                          United States           601,809       20,762,410
      (a) Charter Communications Inc., wts., 11/30/14                             United States           311,018        1,726,150
          Comcast Corp., A                                                        United States         1,035,000       19,478,700
(a, b, e) Dex One Corp.                                                           United States         2,867,381       80,057,278
      (a) SuperMedia Inc.                                                         United States            14,600          597,140
      (a) SuperMedia Inc., Litigation Trust                                       United States         3,472,135           39,061
          Target Corp.                                                            United States           450,000       23,670,000
                                                                                                                   ---------------
                                                                                                                       206,619,489
                                                                                                                   ---------------
          CONSUMER STAPLES 0.6%
          Diageo PLC                                                             United Kingdom         1,150,000       19,311,257
          PepsiCo Inc.                                                            United States           350,000       23,156,000
                                                                                                                   ---------------
                                                                                                                        42,467,257
                                                                                                                   ---------------
          ENERGY 4.6%
      (a) Callon Petroleum Co.                                                    United States           782,594        4,194,704
          Canadian Oil Sands Trust                                                   Canada             2,500,050       74,983,031
          ConocoPhillips                                                          United States         1,600,000       81,872,000
          Exxon Mobil Corp.                                                       United States         2,000,000      133,960,000
          Spectra Energy Corp.                                                    United States         2,243,200       50,539,296
                                                                                                                   ---------------
                                                                                                                       345,549,031
                                                                                                                   ---------------
          FINANCIALS 5.1%
          Bank of America Corp.                                                   United States         6,800,000      121,380,000
          Barclays PLC                                                           United Kingdom         2,000,000       10,940,869
          Capital One Financial Corp.                                             United States         1,463,702       60,611,900
      (a) Citigroup Inc.                                                          United States         6,800,000       27,540,000
          HSBC Holdings PLC                                                      United Kingdom         3,500,000       35,503,166
      (a) iStar Financial Inc.                                                    United States           968,800        4,446,792
          JPMorgan Chase & Co.                                                    United States         1,500,000       67,125,000
          Wells Fargo & Co.                                                       United States         2,000,000       62,240,000
                                                                                                                   ---------------
                                                                                                                       389,787,727
                                                                                                                   ---------------
          HEALTH CARE 2.5%
          Abbott Laboratories                                                     United States           248,000       13,064,640
          Johnson & Johnson                                                       United States           750,000       48,900,000
          Merck & Co. Inc.                                                        United States         3,350,000      125,122,500
                                                                                                                   ---------------
                                                                                                                       187,087,140
                                                                                                                   ---------------
          INDUSTRIALS 0.0%(d)
      (a) Nortek Inc.                                                             United States             4,800          194,400
                                                                                                                   ---------------
          INFORMATION TECHNOLOGY 2.0%
          Intel Corp.                                                             United States         3,000,000       66,780,000
          Maxim Integrated Products Inc.                                          United States         2,500,000       48,475,000
          Xerox Corp.                                                             United States         2,000,000       19,500,000
          Xilinx Inc.                                                             United States           512,000       13,056,000
                                                                                                                   ---------------
                                                                                                                       147,811,000
                                                                                                                   ---------------
          MATERIALS 1.0%
          Barrick Gold Corp.                                                         Canada               100,000        3,834,000
          Newmont Mining Corp.                                                    United States         1,100,000       56,023,000
          Nucor Corp.                                                             United States           400,000       18,152,000
                                                                                                                   ---------------
                                                                                                                        78,009,000
                                                                                                                   ---------------
          TELECOMMUNICATION SERVICES 2.1%
          AT&T Inc.                                                               United States         2,500,000       64,600,000
          Verizon Communications Inc.                                             United States         1,200,000       37,224,000
          Vodafone Group PLC                                                     United Kingdom        25,000,000       57,714,375
                                                                                                                   ---------------
                                                                                                                       159,538,375
                                                                                                                   ---------------

 Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          UTILITIES 11.7%
          AGL Resources Inc.                                                      United States           550,000  $    21,257,500
          Ameren Corp.                                                            United States         1,800,000       46,944,000
          American Electric Power Co. Inc.                                        United States         1,523,800       52,083,484
          American Water Works Co. Inc.                                           United States           208,500        4,536,960
(a, e, f) Calpine Corp., Contingent Distribution                                  United States        13,000,000               --
          CenterPoint Energy Inc.                                                 United States           350,000        5,026,000
          Consolidated Edison Inc.                                                United States         1,000,000       44,540,000
          Dominion Resources Inc.                                                 United States         1,600,000       65,776,000
          DTE Energy Co.                                                          United States           260,500       11,618,300
          Duke Energy Corp.                                                       United States         5,000,000       81,600,000
          FirstEnergy Corp.                                                       United States           600,000       23,454,000
          FPL Group Inc.                                                          United States         1,075,000       51,954,750
          NiSource Inc.                                                           United States           600,000        9,480,000
          PG&E Corp.                                                              United States         2,000,000       84,840,000
          Pinnacle West Capital Corp.                                             United States           300,000       11,319,000
          Progress Energy Inc.                                                    United States         1,400,000       55,104,000
          Public Service Enterprise Group Inc.                                    United States         2,500,000       73,800,000
          Sempra Energy                                                           United States         1,000,000       49,900,000
          The Southern Co.                                                        United States         3,000,000       99,480,000
          TECO Energy Inc.                                                        United States         2,500,000       39,725,000
          Xcel Energy Inc.                                                        United States         2,670,464       56,613,837
                                                                                                                   ---------------
                                                                                                                       889,052,831
                                                                                                                   ---------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $2,479,877,807)                                       2,446,116,250
                                                                                                                   ---------------
          CONVERTIBLE PREFERRED STOCKS 2.5%
          CONSUMER DISCRETIONARY 0.2%
      (a) General Motors Corp., 6.25%, cvt. pfd., C                               United States         1,400,000       12,109,860
                                                                                                                   ---------------
          FINANCIALS 2.0%
          Bank of America Corp., 7.25%, cvt. pfd., L                              United States            86,000       83,850,000
      (a) Fannie Mae, 5.375%, cvt. pfd.                                           United States               600        2,070,000
      (a) Fannie Mae, 8.75%, cvt. pfd.                                            United States         1,060,400        1,723,150
      (a) Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A                          United States           400,000        7,240,000
          Wells Fargo & Co., 7.50%, cvt. pfd., A                                  United States            61,000       59,597,000
                                                                                                                   ---------------
                                                                                                                       154,480,150
                                                                                                                   ---------------
          HEALTH CARE 0.2%
          Tenet Healthcare Corp., 7.00%, cvt. pfd.                                United States            13,500       13,939,425
                                                                                                                   ---------------
          MATERIALS 0.1%
          Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd.                   United States            86,500       10,031,405
                                                                                                                   ---------------
          TOTAL CONVERTIBLE PREFERRED STOCKS (COST $287,212,068)                                                       190,560,840
                                                                                                                   ---------------
          EQUITY-LINKED SECURITIES 2.7%
          ENERGY 1.2%
          Credit Suisse into Halliburtun Co., 12.00%                              United States           300,000        7,119,150
          Credit Suisse into Weatherford International Ltd., 11.00%               United States         1,000,000       16,745,800
      (g) Deutsche Bank AG into Chesapeake Energy Corp., 12.00%, 144A             United States           900,000       22,873,410
      (g) The Goldman Sachs Group Inc. into Devon Energy Corp., 10.55%,
          144A                                                                    United States           200,000       12,057,040
      (g) The Goldman Sachs Group Inc. into XTO Energy Inc., 9.00%,
          144A                                                                    United States           750,000       34,748,700
                                                                                                                   ---------------
                                                                                                                        93,544,100
                                                                                                                   ---------------
          FINANCIALS 0.3%
      (g) The Goldman Sachs Group Inc. into Citigroup Inc., 10.00%, 144A          United States         3,000,000       12,307,890
      (g) Morgan Stanley into Wells Fargo & Co., 8.00%, 144A                      United States           400,000       12,034,680
                                                                                                                   ---------------
                                                                                                                        24,342,570
                                                                                                                   ---------------
          INFORMATION TECHNOLOGY 0.4%
      (g) The Goldman Sachs Group Inc. into Intel Corp., 10.00%, 144A             United States           350,000        6,721,750

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

      (g) Morgan Stanley into Xilinx Inc., 8.00%, 144A                            United States           906,000  $    23,060,055
                                                                                                                   ---------------
                                                                                                                        29,781,805
                                                                                                                   ---------------
          MATERIALS 0.5%
      (g) The Goldman Sachs Group Inc. into Barrick Gold Corp., 12.5%,
          144A                                                                    United States         1,000,000       38,804,000
                                                                                                                   ---------------
          UTILITIES 0.3%
      (g) Barclays Capital into Calpine Corp., 8.00%, 144A                        United States         1,000,000       11,691,700
          Credit Suisse into Calpine Corp., 8.00%                                 United States           550,000        6,733,485
                                                                                                                   ---------------
                                                                                                                        18,425,185
                                                                                                                   ---------------
          TOTAL EQUITY-LINKED SECURITIES (COST $196,240,470)                                                           204,897,660
                                                                                                                   ---------------
          PREFERRED STOCKS 0.4%
          FINANCIALS 0.4%
      (a) Fannie Mae, 6.75%, pfd.                                                 United States           500,000          465,000
      (a) Fannie Mae, 7.625%, pfd., R                                             United States           800,000          880,000
      (a) Fannie Mae, 8.25%, pfd.                                                 United States           851,500        1,081,405
      (a) Freddie Mac, 8.375%, pfd., Z                                            United States         1,549,200        1,967,484
      (g) GMAC Inc., 7.00%, pfd., 144A                                            United States            36,265       27,645,263
                                                                                                                   ---------------
          TOTAL PREFERRED STOCKS (COST $105,391,575)                                                                    32,039,152
                                                                                                                   ---------------

                                                                                                    PRINCIPAL(h)
                                                                                                       AMOUNT
                                                                                                  ---------------
      (i) SENIOR FLOATING RATE INTERESTS 5.4%
          CONSUMER DISCRETIONARY 1.1%
          Clear Channel Communications Inc., Term Loan B, 3.898%,
          11/13/15                                                                United States        74,951,317       61,143,860
   (b, c) Dex Media West LLC, Term Loan B, 7.50%, 10/24/14                        United States         5,788,069        5,535,744
          Jarden Corp., Term Loan B-3, 2.79%, 1/24/12                             United States        12,330,316       12,349,527
          SuperMedia Inc., Exit Term Loan, 11.00%, 12/31/15                       United States         3,148,982        2,962,996
                                                                                                                   ---------------
                                                                                                                        81,992,127
                                                                                                                   ---------------
          HEALTH CARE 0.2%
          HCA Inc., Term Loan A-1, 1.54%, 11/19/12                                United States        12,903,005       12,565,179
                                                                                                                   ---------------
          INDUSTRIALS 0.9%
          Allison Transmission Inc., Term Loan B, 2.98% - 3.01%, 8/07/14          United States        28,858,319       27,518,456
          Altegrity Inc., Term Loan B, 3.271%, 2/21/15                            United States        17,503,875       16,212,964
          Ceva Group PLC,
             Dollar Pre-Refunded L/C Commitment, 3.29%, 8/01/12                   United States         2,105,263        1,921,053
             EGL Term Loans, 3.24%, 8/01/12                                       United States        17,402,632       15,771,135
          Diversey Inc., Tranche B Dollar Term Loan, 5.50%, 11/24/15              United States        10,000,000       10,131,250
                                                                                                                   ---------------
                                                                                                                        71,554,858
                                                                                                                   ---------------
          INFORMATION TECHNOLOGY 1.8%
          First Data Corp.,
             Term Loan B-2, 3.032% - 3.04%, 9/24/14                               United States        53,625,000       47,564,785
             Term Loan B-3, 3.032% - 3.04%, 9/24/14                               United States        22,456,767       19,874,239
          Freescale Semiconductor Inc.,
             Incremental Term Loan, 12.50%, 12/15/14                              United States        60,483,630       62,449,348
             Term Loan, 4.479%, 12/01/13                                          United States         2,632,594        2,491,092
                                                                                                                   ---------------
                                                                                                                       132,379,464
                                                                                                                   ---------------
          MATERIALS 0.3%
          Novelis Corp., U.S. Term Loan, 2.25% - 2.30%, 7/07/14                   United States        26,382,200       25,604,875
                                                                                                                   ---------------
          UTILITIES 1.1%
          Texas Competitive Electric Holdings Co. LLC,
             Delayed Draw, Term Loan, 3.729% - 3.79%, 10/10/14                    United States        29,950,000       24,120,143
             Term Loan B-2, 3.729% - 3.79%, 10/10/14                              United States        52,030,035       42,856,151

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Term Loan B-3, 3.729% - 3.79%, 10/10/14                                 United States    24,437,500      $    19,904,539
                                                                                                                   ---------------
                                                                                                                        86,880,833
                                                                                                                   ---------------
          TOTAL SENIOR FLOATING RATE INTERESTS (COST $474,944,042)                                                     410,977,336
                                                                                                                   ---------------
          CORPORATE BONDS 52.0%
          CONSUMER DISCRETIONARY 12.3%
          Cablevision Systems Corp., senior note,
      (g)    144A, 8.625%, 9/15/17                                                United States     5,000,000            5,312,500
             B, 8.00%, 4/15/12                                                    United States    45,000,000           48,318,750
      (g) CCH II LLC/CCH II Capital Corp., senior note, 144A, 13.50%,
          11/30/16                                                                United States    42,829,272           51,288,053
          CCO Holdings LLC, senior note, 8.75%, 11/15/13                          United States    30,000,000           30,900,000
      (g) Cequel Communications Holdings I LLC, senior note, 144A,
          8.625%, 11/15/17                                                        United States    10,000,000           10,325,000
      (g) Clear Channel Worldwide Holdings Inc., senior note,
             A, 144A, 9.25%, 12/15/17                                             United States     4,200,000            4,383,750
             B, 144A, 9.25%, 12/15/17                                             United States    17,000,000           17,850,000
(b, c, d) Dex One Corp., senior sub. note, PIK, 14.00%, 1/29/17                   United States    32,511,674           33,324,466
          DISH DBS Corp., senior note, 7.875%, 9/01/19                            United States    40,000,000           41,800,000
          Dollar General Corp.,
             senior note, 10.625%, 7/15/15                                        United States    49,246,000           54,293,715
      (j)    senior sub. note, PIK, 11.875%, 7/15/17                              United States    11,000,000           12,870,000
          EchoStar DBS Corp., senior note,
             7.75%, 5/31/15                                                       United States    25,000,000           26,250,000
             7.125%, 2/01/16                                                      United States    27,500,000           28,153,125
          Ford Motor Credit Co. LLC,
             7.375%, 2/01/11                                                      United States    35,000,000           36,050,000
             8.00%, 6/01/14                                                       United States    25,000,000           26,342,075
             senior note, 9.875%, 8/10/11                                         United States    22,000,000           23,340,196
             senior note, 7.25%, 10/25/11                                         United States    12,000,000           12,411,228
             senior note, 7.50%, 8/01/12                                          United States    79,500,000           82,364,305
             senior note, 7.00%, 10/01/13                                         United States    50,000,000           51,776,550
             senior note, 12.00%, 5/15/15                                         United States    15,000,000           17,937,195
      (j)    senior note, FRN, 3.001 %, 1/13/12                                   United States    61,000,000           59,241,870
          Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17       United States    10,000,000           10,825,000
          Host Hotels & Resorts LP, senior note,
      (g)    144A, 9.00%, 5/15/17                                                 United States    12,900,000           13,996,500
             O, 6.375%, 3/15/15                                                   United States    15,000,000           14,962,500
             Q, 6.75%, 6/01/16                                                    United States    30,000,000           30,225,000
             S, 6.875%, 11/01/14                                                  United States    16,635,000           16,884,525
          Jarden Corp., senior note, 8.00%, 5/01/16                               United States     2,700,000            2,841,750
          KB Home, senior note,
             5.75%, 2/01/14                                                       United States     6,500,000            6,337,500
             6.25%, 6/15/15                                                       United States     9,500,000            9,167,500
             7.25%, 6/15/18                                                       United States    10,600,000           10,202,500
          Limited Brands Inc., senior note, 8.50%, 6/15/19                        United States     3,600,000            4,032,000
          MGM MIRAGE,
             senior note, 8.50%, 9/15/10                                          United States     3,223,000            3,259,259
             senior note, 6.75%, 4/01/13                                          United States    10,000,000            9,100,000
      (g)    senior secured note, 144A, 9.00%, 3/15/20                            United States     2,500,000            2,587,500
          Michaels Stores Inc., senior note, 10.00%, 11/01/14                     United States     9,600,000           10,176,000
      (g) Univision Communications Inc.,
      (j)    senior note, 144A, PIK, 10.50%, 3/15/15                              United States    44,310,250           38,439,142
             senior secured note, 144A, 12.00%, 7/01/14                           United States     2,600,000            2,860,000
      (g) UPC Germany GmbH,
             senior secured bond, 144A, 8.125%, 12/01/17                             Germany        6,300,000            6,536,250
             senior secured note, 144A, 8.125%, 12/01/17                             Germany        5,500,000 EUR        7,728,006
             senior sub. note, 144A, 9.625%, 12/01/19                                Germany        3,000,000 EUR        4,296,339
      (g) Virgin Media Secured Finance, senior secured note, 144A, 7.00%,
          1/15/18                                                                United Kingdom    10,000,000 GBP       15,524,814
          Visant Holding Corp., senior note, 8.75%, 12/01/13                      United States    17,000,000           17,510,000
          Wendy's/Arby's Restaurant LLC, senior note, 10.00%, 7/15/16             United States     3,600,000            3,888,000
          Wyndham Worldwide Corp., senior note, 9.875%, 5/01/14                   United States    15,000,000           17,049,855
                                                                                                                   ---------------
                                                                                                                       932,962,718
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          CONSUMER STAPLES 0.3%
      (g) JBS USA LLC, senior note, 144A, 11.625%, 5/01/14                        United States        11,000,000  $    12,595,000
          SUPERVALU Inc., senior note, 8.00%, 5/01/16                             United States        11,200,000       11,396,000
                                                                                                                   ---------------
                                                                                                                        23,991,000
                                                                                                                   ---------------
          ENERGY 9.3%
      (g) Antero Resources Finance, senior note, 144A, 9.375%, 12/01/17           United States        14,600,000       15,111,000
          Bill Barrett Corp., senior note, 9.875%, 7/17/16                        United States         1,300,000        1,407,250
          Callon Petroleum Co., senior secured note, 13.00%, 9/15/16              United States        15,651,750       13,382,246
          Chesapeake Energy Corp., senior note,
             7.625%, 7/15/13                                                      United States        15,000,000       15,712,500
             9.50%, 2/15/15                                                       United States        30,000,000       32,775,000
             6.50%, 8/15/17                                                       United States        34,000,000       33,065,000
             6.25%, 1/15/18                                                       United States        20,000,000       19,150,000
             7.25%, 12/15/18                                                      United States        33,000,000       33,165,000
   (g, k) Consol Energy Inc., senior note, 144A,
             8.00%, 4/01/17                                                       United States        11,300,000       11,667,250
             8.25%, 4/01/20                                                       United States         6,800,000        7,021,000
          Denbury Resources Inc., senior sub. note, 8.25%, 2/15/20                United States         7,500,000        7,987,500
          El Paso Corp., senior note,
             12.00%, 12/12/13                                                     United States         2,000,000        2,350,000
             8.25%, 2/15/16                                                       United States        14,000,000       15,015,000
             7.25%, 4/01/18                                                       United States        10,200,000       10,576,451
             MTN, 7.75%, 1/15/32                                                  United States        22,000,000       21,727,420
      (g) Expro Finance Luxembourg, senior secured note, 144A, 8.50%,
          12/15/16                                                               United Kingdom        11,400,000       11,570,863
          Forest Oil Corp., senior note, 8.50%, 2/15/14                           United States        20,000,000       21,200,000
      (g) Holly Corp., senior note, 144A, 9.875%, 6/15/17                         United States        10,000,000       10,350,000
   (g, k) Linn Energy Corp., senior note, 144A, 8.625%, 4/15/20                   United States        20,000,000       20,075,000
          Mariner Energy Inc., senior note,
             7.50%, 4/15/13                                                       United States        10,000,000       10,125,000
             11.75%, 6/30/16                                                      United States         7,000,000        7,892,500
          Newfield Exploration Co.,
             senior sub. bond, 6.875%, 2/01/20                                    United States        22,500,000       22,781,250
             senior sub. note, 6.625%, 4/15/16                                    United States        18,200,000       18,609,500
          OPTI Canada Inc., senior note, 7.875%, 12/15/14                             Canada            7,500,000        7,050,000
          Petrohawk Energy Corp., senior note,
             10.50%, 8/01/14                                                      United States        20,200,000       22,396,750
             7.875%, 6/01/15                                                      United States        26,000,000       26,617,500
      (g) Petroplus Finance Ltd., senior note, 144A,
             6.75%, 5/01/14                                                        Switzerland         11,865,000       10,737,825
             7.00%, 5/01/17                                                        Switzerland         20,000,000       17,300,000
          Pioneer Natural Resources Co.,
             6.65%, 3/15/17                                                       United States         5,000,000        5,023,900
             senior bond, 6.875%, 5/01/18                                         United States        18,165,000       18,245,671
          Plains Exploration & Production Co., senior note,
             7.75%, 6/15/15                                                       United States        15,000,000       15,281,250
             10.00%, 3/01/16                                                      United States        10,000,000       11,100,000
          Quicksilver Resources Inc., senior note,
             11.75%, 1/01/16                                                      United States         7,800,000        8,970,000
             9.125%, 8/15/19                                                      United States        20,000,000       21,100,000
          Sabine Pass LNG LP, senior secured note,
             7.25%, 11/30/13                                                      United States        10,000,000        9,450,000
             7.50%, 11/30/16                                                      United States        40,000,000       35,500,000
      (g) SandRidge Energy Inc., senior note, 144A,
             9.875%, 5/15/16                                                      United States        20,000,000       20,650,000
             8.00%, 6/01/18                                                       United States        25,000,000       23,875,000
             8.75%, 1/15/20                                                       United States         6,600,000        6,468,000
          SEACOR Holdings Inc., senior note, 7.375%, 10/01/19                     United States         4,000,000        4,124,412
          SESI LLC, senior note, 6.875%, 6/01/14                                  United States        18,500,000       18,222,500
          Tesoro Corp., senior note, 9.75%, 6/01/19                               United States        10,400,000       10,920,000
      (g) W&T Offshore Inc., senior note, 144A, 8.25%, 6/15/14                    United States        40,000,000       37,800,000
      (g) Western Refining Inc.,
      (i)    senior note, 144A, FRN, 10.75% 6/15/14                               United States         5,000,000        4,525,000

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             senior secured note, 144A, 11.25%, 6/15/17                           United States         5,000,000  $     4,525,000
                                                                                                                   ---------------
                                                                                                                       702,599,538
                                                                                                                   ---------------
          FINANCIALS 5.4%
      (i) Bank of America Corp., pfd., sub. bond, M, 8.125%, Perpetual            United States         5,000,000        5,107,900
          Duke Realty LP, senior note, 5.95%, 2/15/17                             United States         1,950,000        1,918,749
          FelCor Lodging LP, senior secured note, 10.00%, 10/01/14                United States        12,900,000       13,351,500
          GMAC Inc., senior note,
             6.875%, 8/28/12                                                      United States        10,094,000       10,283,263
             6.75%, 12/01/14                                                      United States        15,479,000       15,556,395
      (g)    144A, 8.00%, 3/15/20                                                 United States        75,000,000       77,062,500
          HCP Inc., senior note, 6.70%, 1/30/18                                   United States        10,000,000       10,205,840
      (g) International Lease Finance Corp., senior note, 144A,
             8.625%, 9/15/15                                                      United States         7,000,000        7,172,683
             8.75%, 3/15/17                                                       United States        21,100,000       21,629,842
      (g) iStar Financial Inc., senior secured note, 144A, 10.00%, 6/15/14        United States         8,000,000        8,040,000
      (i) JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual             United States       110,000,000      117,667,440
   (g, k) LBI Escrow Corp., senior secured note, 144A, 8.00%, 11/01/17            United States        18,700,000       19,424,625
   (g, i) Liberty Mutual Group, junior sub. note, 144A, FRN, 10.75%,
          6/15/88                                                                 United States        25,000,000       28,250,000
      (g) Reynolds Group Escrow, senior secured note, 144A, 7.75%,
          10/15/16                                                                United Kingdom        5,000,000        5,162,500
      (l) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual                        United States         5,600,000        5,810,000
      (l) Wells Fargo Capital XV, pfd., 9.75%, Perpetual                          United States        55,000,000       61,875,000
                                                                                                                   ---------------
                                                                                                                       408,518,237
                                                                                                                   ---------------
          HEALTH CARE 7.3%
          Community Health Systems Inc., senior sub. note, 8.875%,
          7/15/15                                                                 United States        55,000,000       57,062,500
          DaVita Inc.,
             senior note, 6.625%, 3/15/13                                         United States         5,500,000        5,561,875
             senior sub. note, 7.25%, 3/15/15                                     United States        19,500,000       19,987,500
          HCA Inc.,
             6.75%, 7/15/13                                                       United States         2,000,000        2,010,000
             6.375%, 1/15/15                                                      United States         5,000,000        4,775,000
             senior note, 6.30%, 10/01/12                                         United States        14,910,000       14,965,912
             senior note, 6.50%, 2/15/16                                          United States        20,000,000       19,075,000
             senior secured note, 9.25%, 11/15/16                                 United States        20,000,000       21,312,500
      (g)    senior secured note, 144A, 8.50%, 4/15/19                            United States        30,000,000       32,418,750
      (g)    senior secured note, 144A, 7.875%, 2/15/20                           United States        50,000,000       52,468,750
      (g)    senior secured note, 144A, 7.25%, 9/15/20                            United States        13,000,000       13,211,250
      (j)    senior secured note, PIK, 9.625%, 11/15/16                           United States        12,622,000       13,552,873
      (g) IMS Health Inc., senior note, 144A, 12.50%, 3/01/18                     United States        17,000,000       19,868,750
   (g, j) Quintiles Transnational Corp., senior note, 144A, PIK, 9.50%,
          12/30/14                                                                United States        30,000,000       30,675,000
      (g) Talecris Biotherapeutics Holdings Corp., senior note, 144A, 7.75%,
          11/15/16                                                                United States         6,400,000        6,464,000
          Tenet Healthcare Corp., senior note,
             7.375%, 2/01/13                                                      United States        65,000,000       65,975,000
      (g)    144A, 9.00%, 5/01/15                                                 United States        50,000,000       54,125,000
      (g)    144A, 10.00%, 5/01/18                                                United States        41,250,000       46,406,250
      (i)    FRN 9.25%,, 2/01/15                                                  United States        13,500,000       14,225,625
   (i, j) US Oncology Holdings Inc., senior note, PIK, FRN, 7.178%,
          3/15/12                                                                 United States        23,985,896       22,846,566
          US Oncology Inc.,
             senior note, 10.75%, 8/15/14                                         United States         9,220,000        9,634,900
             senior secured note, 9.125%, 8/15/17                                 United States         6,000,000        6,300,000
      (g) Vanguard Health Holding Co. II LLC, senior bond, 144A, 8.00%,
          2/01/18                                                                 United States        23,100,000       22,580,250
                                                                                                                   ---------------
                                                                                                                       555,503,251
                                                                                                                   ---------------
          INDUSTRIALS 5.5%
      (g) American Airlines Inc., senior secured note, 144A, 10.50%,
          10/15/12                                                                United States         7,500,000        8,043,750
      (g) Bombardier Inc., senior note, 144A,
             7.50%, 3/15/18                                                           Canada            2,500,000        2,618,750
             7.75%, 3/15/20                                                           Canada           15,000,000       15,675,000

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

      (g) Case New Holland Inc., senior note, 144A, 7.75%, 9/01/13                United States    30,000,000      $    31,275,000
      (g) Ceva Group PLC, senior secured note, 144A, 11.50%, 4/01/18             United Kingdom    30,300,000           31,587,750
      (g) Delta Air Lines Inc., senior secured note, 144A,
             9.50%, 9/15/14                                                       United States    12,100,000           12,826,000
             11.75%, 3/15/15                                                      United States    20,000,000           21,550,000
          Hertz Corp.,
             senior note, 8.875%, 1/01/14                                         United States    65,835,000           67,974,638
             senior sub. note, 10.50%, 1/01/16                                    United States    17,000,000           18,338,750
      (g) ICAHN Enterprises/FIN, senior note, 144A,
             7.75%, 1/15/16                                                       United States    22,000,000           21,271,250
             8.00%, 1/15/18                                                       United States    12,500,000           12,093,750
   (g, j) JohnsonDiversey Holdings Inc., senior note, 144A, PIK, 10.50%,
             5/15/20                                                              United States    16,400,000           17,958,000
      (g) JohnsonDiversey Inc., senior note, 144A, 8.25%, 11/15/19                United States    10,000,000           10,387,500
          Manitowoc Co. Inc., senior note, 9.50%, 2/15/18                         United States    10,000,000           10,475,000
          Navistar International Corp., senior note, 8.25%, 11/01/21              United States    11,700,000           11,992,500
          Nortek Inc., senior secured note, 11.00%, 12/15/13                      United States     4,821,333            5,194,986
          RBS Global & Rexnord Corp.,
      (g)    144A, 9.50%, 8/01/14                                                 United States    22,560,000           23,575,200
             senior note, 9.50%, 8/01/14                                          United States    13,000,000           13,585,000
             senior sub. note, 11.75%, 8/01/16                                    United States    13,500,000           14,546,250
      (g) Severstal Columbus LLC, senior secured note, 144A, 10.25%,
             2/15/18                                                              United States    15,000,000           15,600,000
          Terex Corp., senior sub. note, 8.00%, 11/15/17                          United States    45,000,000           43,987,500
          United Rentals North America Inc., senior sub. note, 7.75%,
             11/15/13                                                             United States     7,500,000            7,256,250
                                                                                                                   ---------------
                                                                                                                       417,812,824
                                                                                                                   ---------------
          INFORMATION TECHNOLOGY 3.2%
      (g) Advanced Micro Devices Inc., senior note, 144A, 8.125%, 12/15/17        United States    10,100,000           10,453,500
          Ceridian Corp., senior note, 11.50%, 11/15/15                           United States    20,000,000           19,250,000
          First Data Corp., senior note, 9.875%,
             9/24/15                                                              United States    16,000,000           13,720,000
             9/24/15                                                              United States    43,000,000           37,302,500
          Freescale Semiconductor Inc.,
             senior note, 8.875%, 12/15/14                                        United States    37,000,000           35,520,000
             senior note, 10.125%, 12/15/16                                       United States    20,000,000           17,800,000
         (g) senior secured note, 144A, 10.125%, 3/15/18                          United States    27,500,000           29,562,500
          Lucent Technologies Inc., 6.45%, 3/15/29                                United States     3,200,000            2,272,000
          Sanmina-SCI Corp., senior sub. note,
             6.75%, 3/01/13                                                       United States    22,000,000           22,110,000
             8.125%, 3/01/16                                                      United States    18,100,000           18,303,625
          SunGard Data Systems Inc.,
             senior note, 9.125%, 8/15/13                                         United States     8,100,000            8,343,000
             senior note, 10.625%, 5/15/15                                        United States     7,500,000            8,212,500
             senior sub. note, 10.25%, 8/15/15                                    United States    14,500,000           15,315,625
                                                                                                                   ---------------
                                                                                                                       238,165,250
                                                                                                                   ---------------
          MATERIALS 1.5%
      (g) Hexion Fin/Hexion Escrow, senior secured note, 144A, 8.875%,
             2/01/18                                                              United States     8,000,000            7,920,000
      (g) Ineos Group Holdings PLC,
             senior secured note, 144A, 8.50%, 2/15/16                           United Kingdom     5,000,000            4,150,000
             senior sub. note, 144A, 7.875%, 2/15/16                             United Kingdom    30,000,000 EUR       31,892,393
      (g) Kerling PLC, senior secured. note, 144A, 10.625%, 1/28/17              United Kingdom     9,400,000 EUR       13,350,865
      (g) Nalco Co., senior note, 144A, 8.25%, 5/15/17                            United States     5,500,000            5,871,250
          Nalco Finance Holdings, senior note, 9.00%, 2/01/14                     United States    36,829,000           38,118,015
          NewPage Corp., senior secured note,
             10.00%, 5/01/12                                                      United States    10,800,000            7,546,500
             11.375%, 12/31/14                                                    United States     6,000,000            6,000,000
                                                                                                                   ---------------
                                                                                                                       114,849,023
                                                                                                                   ---------------
          TELECOMMUNICATION SERVICES 1.5%
      (g) Clearwire Communications LLC/Finance, senior secured note,
          144A, 12.00%, 12/01/15                                                  United States     5,000,000            5,112,500
      (g) Clearwire Corp., senior secured note, 144A, 12.00%, 12/01/15            United States    27,500,000           28,187,500

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Cricket Communications Inc.,
             senior note, 9.375%, 11/01/14                                        United States     7,500,000      $     7,668,750
             senior secured note, 7.75%, 5/15/16                                  United States     5,000,000            5,212,500
          Crown Castle International Corp., senior note, 9.00%, 1/15/15           United States    15,000,000           16,312,500
      (g) Digicel Group Ltd., senior note, 144A, 8.875%,1/15/15                      Jamaica       12,000,000           11,805,000
   (g, k) NewCommunications Holdings, senior note, 144A,
             8.25%, 4/15/17                                                       United States    11,600,000           11,861,000
             8.50%, 4/15/20                                                       United States    12,900,000           13,061,250
          Qwest Corp., senior note, 8.375%, 5/01/16                               United States     2,600,000            2,938,000
          Sprint Nextel Corp., senior note, 8.375%, 8/15/17                       United States     7,700,000            7,777,000
      (g) Wind Acquisition Finance SA, senior note, 144A, 11.75%,7/15/17              Italy         4,800,000            5,352,000
                                                                                                                   ---------------
                                                                                                                       115,288,000
                                                                                                                   ---------------
          UTILITIES 5.7%
          The AES Corp., senior note, 8.00%, 10/15/17                             United States    15,500,000           15,810,000
      (g) Calpine Construction Finance, senior secured note, 144A, 8.00%,
             6/01/16                                                              United States    17,500,000           17,981,250
          CMS Energy Corp., senior note, 8.75%, 6/15/19                           United States    14,400,000           16,330,896
          Dynegy Holdings Inc., senior note,
             7.50%, 6/01/15                                                       United States    10,000,000            8,350,000
             8.375%, 5/01/16                                                      United States    58,000,000           48,430,000
             7.75%, 6/01/19                                                       United States     3,000,000            2,280,000
      (g)    144A, 7.50%, 6/01/15                                                 United States    10,000,000            8,300,000
          Energy Future Holdings Corp., senior note,
             10.875%, 11/01/17                                                    United States    40,000,000           29,900,000
             P, 5.55%, 11/15/14                                                   United States    27,000,000           19,840,788
      (j) PLK, 12.00%, 11/01/17                                                   United States    71,550,000           49,011,750
      (g) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17                   Netherlands      7,500,000            7,762,500
      (g) Niska Gas Storage U.S./Canada, senior note, 144A, 8.875%,
             3/15/18                                                              United States    15,000,000           15,412,500
          Public Service Co. of New Mexico, senior note, 7.95%, 5/15/18           United States    12,500,000           13,060,587
          Reliant Energy Inc., senior note,
             7.625%, 6/15/14                                                      United States    19,500,000           18,330,000
             7.875%, 6/15/17                                                      United States    25,000,000           22,562,500
          Texas Competitive Electric Holdings Co. LLC, senior note,
             A, 10.25%, 11/01/15                                                  United States   112,000,000           78,400,000
             B, 10.25%, 11/01/15                                                  United States    20,000,000           14,000,000
      (j) PLK, 11.25%, 11/01/16                                                   United States    60,000,000           41,400,000
                                                                                                                   ---------------
                                                                                                                       427,162,771
                                                                                                                   ---------------
          TOTAL CORPORATE BONDS (COST $3,752,670,119)                                                                3,936,852,612
                                                                                                                   ---------------
          CONVERTIBLE BONDS 1.5%
          CONSUMER DISCRETIONARY 0.3%
      (g) Liberty Global Inc., cvt., senior sub. note, 144A, 4.50%, 11/15/16      United States    18,000,000           23,220,000
                                                                                                                   ---------------
          FINANCIALS 0.9%
          CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34              United States    15,000,000           14,437,500
      (i) iStar Financial Inc., cvt., senior note, FRN, 0.751%, 10/01/12          United States    70,000,000           53,235,000
                                                                                                                   ---------------
                                                                                                                        67,672,500
                                                                                                                   ---------------
          INFORMATION TECHNOLOGY 0.3%
          Advanced Micro Devices Inc., cvt., senior note,
             6.00%, 5/01/15                                                       United States     5,000,000            4,818,750
      (g) 144A, 5.75%, 8/15/12                                                    United States    13,008,000           13,024,260
                                                                                                                   ---------------
                                                                                                                        17,843,010
                                                                                                                   ---------------
          TOTAL CONVERTIBLE BONDS (COST $106,260,329)                                                                  108,735,510
                                                                                                                   ---------------
          MUNICIPAL BONDS (COST $25,029,500) 0.4%
      (k) California State GO, 7.95%, 3/01/36                                     United States    25,000,000           25,633,250
                                                                                                                   ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $7,427,625,910)                                      7,355,812,610
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          SHORT TERM INVESTMENTS (COST $217,451,512) 2.9%
          REPURCHASE AGREEMENTS 2.9%
      (m) Joint Repurchase Agreement, 0.008%, 4/01/10 (Maturity Value
             $217,451,559)                                                        United States   217,451,512      $   217,451,512
          Banc of America Securities LLC (Maturity Value $27,235,808)
          Barclays Capital Inc. (Maturity Value $33,157,013)
          BNP Paribas Securities Corp. (Maturity Value $35,522,887)
          Deutsche Bank Securities Inc. (Maturity Value $26,807,428)
          HSBC Securities (USA) Inc. (Maturity Value $35,522,887)
          Morgan Stanley & Co. Inc. (Maturity Value $35,522,887)
          UBS Securities LLC (Maturity Value $23,682,649)
             Collateralized by U.S. Government Agency Securities, 0.375% -
                6.25%, 4/27/10 - 6/14/13; (n) U.S. Government Agency
                Discount Notes, 4/05/10- 9/27/10; and U.S. Treasury Notes,
                1.375% - 4.00%, 9/15/10 - 2/28/15
                                                                                                                   ---------------
          TOTAL INVESTMENTS (COST $7,645,077,422) 100.1 %                                                            7,573,264,122
          OTHER ASSETS, LESS LIABILITIES (0.1)%                                                                         (5,697,704)
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $ 7,567,566,418
                                                                                                                   ===============

(a)  Non-income producing.

(b)  See Note 6 regarding holdings of 5% voting securities.

(c)  See Note 8 regarding other considerations.

(d)  Rounds to less than 0.1% of net assets.

(e) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(f) Security has been deemed illiquid because it may not be able to be sold within seven days.

(g) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2010, the aggregate value of these securities was $1,531,045,648, representing 20.23% of net assets.

(h)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(i)  The coupon rate shown represents the rate at period end.

(j)  Income may be received in additional securities and/or cash.

(k)  Security purchased on a when-issued basis.

(l)  Perpetual security with no stated maturity date.

(m) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2010, all repurchase agreements had been entered into on that date.

(n)  The security is traded on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

CURRENCY

EUR   Euro
GBP   British Pound

SELECTED PORTFOLIO

FRN   Floating Rate Note
GO    General Obligation
L/C   Letter of Credit
MTN   Medium Term Note
PIK   Payment-In-Kind

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                     COUNTRY           SHARES           VALUE
                                                                                ----------------  ---------------  ---------------
          COMMON STOCKS 95.8%
          CONSUMER DISCRETIONARY 5.2%
          Burger King Holdings Inc.                                               United States           156,100  $     3,318,686
          CBS Corp., B                                                            United States           204,800        2,854,912
      (a) Doliar General Corp.                                                    United States            19,687          497,097
      (a) Iconix Brand Group Inc.                                                 United States           145,900        2,241,024
      (a) Kohl's Corp.                                                            United States           110,500        6,053,190
          NIKE Inc., B                                                            United States            35,800        2,631,300
          Target Corp.                                                            United States            54,200        2,850,920
          The Walt Disney Co.                                                     United States            61,200        2,136,492
                                                                                                                   ---------------
                                                                                                                        22,583,621
                                                                                                                   ---------------
          CONSUMER STAPLES 9.2%
          CVS Caremark Corp.                                                      United States           198,100        7,242,536
          PepsiCo Inc.                                                            United States            78,000        5,160,480
          Philip Morris International Inc.                                        United States           141,600        7,385,856
          The Procter & Gamble Co.                                                United States            72,900        4,612,383
          Safeway Inc.                                                            United States           198,200        4,927,252
          Wal-Mart Stores Inc.                                                    United States            74,200        4,125,520
          Walgreen Co.                                                            United States           176,154        6,533,552
                                                                                                                   ---------------
                                                                                                                        39,987,579
                                                                                                                   ---------------
          ENERGY 9.2%
          ConocoPhillips                                                          United States           154,200        7,890,414
          Devon Energy Corp.                                                      United States            50,000        3,221,500
          Exxon Mobil Corp.                                                       United States           227,300       15,224,554
          Marathon Oil Corp.                                                      United States           224,200        7,093,688
      (a) Petrohawk Energy Corp.                                                  United States            96,300        1,952,964
          Schlumberger Ltd.                                                       United States            73,900        4,689,694
                                                                                                                   ---------------
                                                                                                                        40,072,814
                                                                                                                   ---------------
          FINANCIALS 11.8%
          The Allstate Corp.                                                      United States           178,109        5,754,702
          Bank of America Corp.                                                   United States           227,700        4,064,445
      (a) Berkshire Hathaway Inc., B                                              United States            21,700        1,763,559
      (a) Citigroup Inc.                                                          United States           617,000        2,498,850
          Invesco Ltd.                                                            United States            97,400        2,134,034
          JPMorgan Chase & Co.                                                    United States           211,340        9,457,465
          Northern Trust Corp.                                                    United States           146,400        8,090,064
   (a, b) Primerica Inc.                                                          United States            37,200          520,800
          U.S. Bancorp                                                            United States           272,327        7,047,823
          Wells Fargo & Co.                                                       United States           329,300       10,247,816
                                                                                                                   ---------------
                                                                                                                        51,579,558
                                                                                                                   ---------------
          HEALTH CARE 17.2%
          Abbott Laboratories                                                     United States           163,990        8,638,993
          Aetna Inc.                                                              United States           166,600        5,849,326
      (a) Amgen Inc.                                                              United States            58,000        3,466,080
      (a) Celgene Corp.                                                           United States            69,100        4,281,436
      (a) Express Scripts Inc.                                                    United States            47,800        4,864,128
      (a) Genzyme Corp.                                                           United States            31,500        1,632,645
      (a) Gilead Sciences Inc.                                                    United States            84,200        3,829,416
          Johnson & Johnson                                                       United States           119,900        7,817,480
          Medtronic Inc.                                                          United States           150,600        6,781,518
          Merck & Co. Inc.                                                        United States           222,475        8,309,441
          Roche Holding AG, ADR                                                    Switzerland            218,500        8,853,620
          Teva Pharmaceutical Industries Ltd., ADR                                    Israel              166,500       10,502,820
                                                                                                                   ---------------
                                                                                                                        74,826,903
                                                                                                                   ---------------
          INDUSTRIALS 12.0%
          Caterpillar Inc.                                                        United States            52,900        3,324,765
          Expeditors International of Washington Inc.                             United States            69,400        2,562,248
          FedEx Corp.                                                             United States            53,900        5,034,260
      (a) First Solar Inc.                                                        United States            43,830        5,375,750
          Flowserve Corp.                                                         United States            47,960        5,288,549
          Fluor Corp.                                                             United States            89,700        4,171,947

   Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          General Dynamics Corp.                                                  United States            46,400  $     3,582,080
          General Electric Co.                                                    United States           415,600        7,563,920
      (a) Jacobs Engineering Group Inc.                                           United States            39,600        1,789,524
          Pitney Bowes Inc.                                                       United States           180,000        4,401,000
          Precision Castparts Corp.                                               United States            21,100        2,673,581
          United Technologies Corp.                                               United States            89,700        6,602,817
                                                                                                                   ---------------
                                                                                                                        52,370,441
                                                                                                                   ---------------
          INFORMATION TECHNOLOGY 24.7%
      (a) Agilent Technologies Inc.                                               United States           152,000        5,227,280
      (a) Apple Inc.                                                              United States            30,200        7,094,886
      (a) Cisco Systems Inc.                                                      United States           208,200        5,419,446
      (a) Dell Inc.                                                               United States            13,200          198,132
      (a) EMC Corp.                                                               United States           310,000        5,592,400
      (a) FUR Systems Inc.                                                        United States           102,600        2,893,320
      (a) Google Inc., A                                                          United States            17,600        9,979,376
          Hewlett-Packard Co.                                                     United States           172,500        9,168,375
          Intel Corp.                                                             United States           420,300        9,355,878
          International Business Machines Corp.                                   United States            88,600       11,362,950
          MasterCard Inc., A                                                      United States            18,930        4,808,220
          Microsoft Corp.                                                         United States           282,700        8,274,629
      (a) Monster Worldwide Inc.                                                  United States           169,250        2,811,242
      (a) NetApp Inc.                                                             United States           184,100        5,994,296
          Oracle Corp.                                                            United States           109,900        2,823,331
      (a) Polycom Inc.                                                            United States           157,200        4,807,176
          QUALCOMM Inc.                                                           United States           236,800        9,943,232
          Visa Inc., A                                                            United States            21,500        1,957,145
                                                                                                                   ---------------
                                                                                                                       107,711,314
                                                                                                                   ---------------
          MATERIALS 0.4%
          Randgold Resources Ltd., ADR                                           United Kingdom            26,000        1,997,580
                                                                                                                   ---------------
          TELECOMMUNICATION SERVICES 3.0%
          AT&T Inc.                                                               United States           227,000        5,865,680
          Vodafone Group PLC, ADR                                                United Kingdom           301,800        7,028,922
                                                                                                                   ---------------
                                                                                                                        12,894,602
                                                                                                                   ---------------
          UTILITIES 3.1 %
          Exelon Corp.                                                            United States           191,480        8,388,739
          FirstEnergy Corp.                                                       United States            39,800        1,555,782
          Public Service Enterprise Group Inc.                                    United States            43,400        1,281,168
          The Southern Co.                                                        United States            65,500        2,171,980
                                                                                                                   ---------------
                                                                                                                        13,397,669
                                                                                                                   ---------------
          TOTAL COMMON STOCKS (COST $313,623,438)                                                                      417,422,081
                                                                                                                   ---------------

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                  ---------------

          SHORT TERM INVESTMENTS (COST $17,442,674) 4.0%
          REPURCHASE AGREEMENTS 4.0%
      (c) Joint Repurchase Agreement, 0.008%, 4/01/10 (Maturity Value
             $17,442,678)                                                         United States   $    17,442,674       17,442,674
          Banc of America Securities LLC (Maturity Value $2,184,695)
          Barclays Capital Inc. (Maturity Value $2,659,660)
          BNP Paribas Securities Corp. (Maturity Value $2,849,436)
          Deutsche Bank Securities Inc. (Maturity Value $2,150,333)
          HSBC Securities (USA) Inc. (Maturity Value $2,849,436)
          Morgan Stanley & Co. Inc. (Maturity Value $2,849,436)
          UBS Securities LLC (Maturity Value $1,899,682)
             Collateralized by U.S. Government Agency Securities, 0.375% -
                6.25%, 4/27/10 - 6/14/13; (d) U.S. Government Agency Discount
                Notes, 4/05/10 - 9/27/10; and U.S. Treasury Notes, 1.375% -
                4.00%, 9/15/10 - 2/28/15
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          TOTAL INVESTMENTS (COST $331,066,112) 99.8%                                                              $   434,864,755
          OTHER ASSETS, LESS LIABILITIES 0.2%                                                                              875,297
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $   435,740,052
                                                                                                                   ===============

(a)  Non-income producing.

(b)  A portion or all of the security purchased on a delayed delivery basis.

(c) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2010, all repurchase agreements had been entered into on that date.

(d)  The security is traded on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN LARGE CAP VALUE SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                       SHARES           VALUE
                                                                                                  ---------------  ---------------
          COMMON STOCKS 94.8%
          Banks 1.2%
          U.S. Bancorp                                                                                     17,400  $       450,312
                                                                                                                   ---------------
          CAPITAL GOODS 15.6%
          3M Co.                                                                                            8,800          735,416
          Dover Corp.                                                                                      16,700          780,725
          Eaton Corp.                                                                                      11,400          863,778
          General Electric Co.                                                                             63,300        1,152,060
          Illinois Tool Works Inc.                                                                         15,000          710,400
          Masco Corp.                                                                                      29,100          451,632
          Parker Hannifin Corp.                                                                             7,000          453,180
          United Technologies Corp.                                                                        11,700          861,237
                                                                                                                   ---------------
                                                                                                                         6,008,428
                                                                                                                   ---------------
          CONSUMER DURABLES & APPAREL 5.2%
          D.R. Horton Inc.                                                                                 36,000          453,600
          Fortune Brands Inc.                                                                              17,600          853,776
          NIKE Inc., B                                                                                      9,400          690,900
                                                                                                                   ---------------
                                                                                                                         1,998,276
                                                                                                                   ---------------
          CONSUMER SERVICES 1.5%
          McDonald's Corp.                                                                                  8,800          587,136
                                                                                                                   ---------------
          DIVERSIFIED FINANCIALS 4.9%
          Bank of America Corp.                                                                            12,400          221,340
          The Bank of New York Mellon Corp.                                                                14,600          450,848
      (a) Citigroup Inc.                                                                                   13,500           54,675
          Morgan Stanley                                                                                    5,500          161,095
          State Street Corp.                                                                               22,500        1,015,650
                                                                                                                   ---------------
                                                                                                                         1,903,608
                                                                                                                   ---------------
          ENERGY 10.6%
          Apache Corp.                                                                                      5,900          598,850
          Chesapeake Energy Corp.                                                                           9,300          219,852
          ConocoPhillips                                                                                    7,000          358,190
          Devon Energy Corp.                                                                                7,600          489,668
          Exxon Mobil Corp.                                                                                12,000          803,760
          Occidental Petroleum Corp.                                                                        8,900          752,406
          Peabody Energy Corp.                                                                             14,600          667,220
      (a) Transocean Ltd.                                                                                   2,500          215,950
                                                                                                                   ---------------
                                                                                                                         4,105,896
                                                                                                                   ---------------
          FOOD & STAPLES RETAILING 2.0%
          Wal-Mart Stores Inc.                                                                             13,700          761,720
                                                                                                                   ---------------
          HEALTH CARE EQUIPMENT & SERVICES 1.4%
          Becton, Dickinson and Co.                                                                         6,700          527,491
                                                                                                                   ---------------
          HOUSEHOLD & PERSONAL PRODUCTS 4.6%
          Kimberly-Clark Corp.                                                                             14,700          924,336
          The Procter & Gamble Co.                                                                         13,500          854,145
                                                                                                                   ---------------
                                                                                                                         1,778,481
                                                                                                                   ---------------
          INSURANCE 11.4%
          Aflac Inc.                                                                                       25,100        1,362,679
          The Allstate Corp.                                                                               25,000          807,750
      (a) Berkshire Hathaway Inc., A                                                                            3          365,400
          Chubb Corp.                                                                                      17,000          881,450
          MetLife Inc.                                                                                     22,200          962,148
                                                                                                                   ---------------
                                                                                                                         4,379,427
                                                                                                                   ---------------
          MATERIALS 10.4%
          Air Products and Chemicals Inc.                                                                   1,800          133,110
          Alcoa Inc.                                                                                       54,600          777,504

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN LARGE CAP VALUE SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          The Dow Chemical Co.                                                                             25,700  $       759,949
          Nucor Corp.                                                                                      29,000        1,316,020
          Praxair Inc.                                                                                     12,300        1,020,900
                                                                                                                   ---------------
                                                                                                                         4,007,483
                                                                                                                   ---------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6.6%
          Abbott Laboratories                                                                               7,600          400,368
          Merck & Co. Inc.                                                                                 37,165        1,388,112
          Pfizer Inc.                                                                                      43,700          749,455
                                                                                                                   ---------------
                                                                                                                         2,537,935
                                                                                                                   ---------------
          RETAILING 6.7%
          The Home Depot Inc.                                                                              28,000          905,800
          J.C. Penney Co. Inc.                                                                             20,800          669,136
          Nordstrom Inc.                                                                                   17,100          698,535
      (a) Office Depot Inc.                                                                                37,000          295,260
                                                                                                                   ---------------
                                                                                                                         2,568,731
                                                                                                                   ---------------
          SOFTWARE & SERVICES 3.0%
          Microsoft Corp.                                                                                  40,300        1,179,581
                                                                                                                   ---------------
          TECHNOLOGY HARDWARE & EQUIPMENT 6.6%
          Hewlett-Packard Co.                                                                              19,500        1,036,425
          International Business Machines Corp.                                                            11,700        1,500,525
                                                                                                                   ---------------
                                                                                                                         2,536,950
                                                                                                                   ---------------
          TRANSPORTATION 1.4%
          Norfolk Southern Corp.                                                                            9,600          536,544
                                                                                                                   ---------------
          UTILITIES 1.7%
          Entergy Corp.                                                                                     5,200          423,020
          Sempra Energy                                                                                     4,900          244,510
                                                                                                                   ---------------
                                                                                                                           667,530
                                                                                                                   ---------------
          TOTAL COMMON STOCKS (COST $33,200,475)                                                                        36,535,529
                                                                                                                   ---------------
          SHORT TERM INVESTMENTS (COST $2,005,377) 5.2%
          MONEY MARKET FUNDS 5.2%
      (b) Institutional Fiduciary Trust Money Market Portfolio, 0.00%                                   2,005,377        2,005,377
                                                                                                                   ---------------
          Total Investments (COST $35,205,852) 100.0%                                                                   38,540,906
          OTHER ASSETS, LESS LIABILITIES 0.0%(c)                                                                             7,407
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $    38,548,313
                                                                                                                   ===============

(a)  Non-income producing.

(b) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(c)  Rounds to less than 0.1% of net assets.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN RISING DIVIDENDS SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                       SHARES            VALUE
                                                                                                  ---------------  ---------------
          COMMON STOCKS 93.4%
          AEROSPACE & DEFENSE 5.4%
          United Technologies Corp.                                                                     1,149,900  $    84,644,139
                                                                                                                   ---------------
          BANKS 1.9%
          Hudson City Bancorp Inc.                                                                      1,494,300       21,159,288
          Peoples Bancorp Inc.                                                                            159,977        2,636,421
          TrustCo Bank Corp. NY                                                                           328,588        2,027,388
          U.S. Bancorp                                                                                    146,449        3,790,100
                                                                                                                   ---------------
                                                                                                                        29,613,197
                                                                                                                   ---------------
          COMMERCIAL & PROFESSIONAL SERVICES 2.4%
          ABM Industries Inc.                                                                             951,288       20,167,306
          Cintas Corp.                                                                                    525,200       14,752,868
          Superior Uniform Group Inc.                                                                     237,100        2,288,015
                                                                                                                   ---------------
                                                                                                                        37,208,189
                                                                                                                   ---------------
          CONSUMER DURABLES & APPAREL 1.3%
      (a) Kid Brands Inc.                                                                                306,081         2,647,601
          Leggett & Platt Inc.                                                                            852,300       18,443,772
                                                                                                                   ---------------
                                                                                                                        21,091,373
                                                                                                                   ---------------
          CONSUMER SERVICES 1.7%
          Hillenbrand Inc.                                                                              1,191,300       26,196,687
                                                                                                                   ---------------
          DIVERSIFIED FINANCIALS 0.9%
          State Street Corp.                                                                              324,500       14,647,930
                                                                                                                   ---------------
          ELECTRICAL EQUIPMENT 8.6%
          Brady Corp., A                                                                                1,841,079       57,294,378
          Roper Industries Inc.                                                                         1,362,050       78,780,972
                                                                                                                   ---------------
                                                                                                                       136,075,350
                                                                                                                   ---------------
          FOOD & STAPLES RETAILING 5.1%
          Wal-Mart Stores Inc.                                                                          1,450,600       80,653,360
                                                                                                                   ---------------
          FOOD, BEVERAGE & TOBACCO 3.7%
          McCormick & Co. Inc.                                                                          1,539,095       59,039,684
                                                                                                                   ---------------
          HEALTH CARE EQUIPMENT & SERVICES 13.1%
          Beckman Coulter Inc.                                                                             27,000        1,695,600
          Becton, Dickinson and Co.                                                                     1,035,643       81,536,173
          Hill-Rom Holdings Inc.                                                                          659,103       17,934,193
          Stryker Corp.                                                                                   414,500       23,717,690
          Teleflex Inc.                                                                                   513,753       32,916,155
          West Pharmaceutical Services Inc.                                                             1,165,600       48,896,920
                                                                                                                   ---------------
                                                                                                                       206,696,731
                                                                                                                   ---------------
          HOUSEHOLD & PERSONAL PRODUCTS 6.5%
          Alberto-Culver Co.                                                                              848,350       22,184,352
          The Procter & Gamble Co.                                                                      1,271,600       80,454,132
                                                                                                                   ---------------
                                                                                                                       102,638,484
                                                                                                                   ---------------
          INDUSTRIAL CONGLOMERATES 0.7%
          Carlisle Cas. Inc.                                                                              307,861       11,729,504
                                                                                                                   ---------------
          INSURANCE 11.1 %
          Aflac Inc.                                                                                      548,900       29,799,781
          Arthur J. Gallagher & Co.                                                                       753,000       18,486,150
          Erie Indemnity Co., A                                                                         1,307,733       56,402,524
          Mercury General Corp.                                                                           154,200        6,741,624
          Old Republic International Corp.                                                              3,587,208       45,485,798

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN RISING DIVIDENDS SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          RLI Corp.                                                                                       335,848  $    19,150,053
                                                                                                                   ---------------
                                                                                                                       176,065,930
                                                                                                                   ---------------
          MACHINERY 5.4%
          Donaldson Co. Inc.                                                                              347,500       15,679,200
          Dover Corp.                                                                                   1,354,200       63,308,850
          Nordson Corp.                                                                                    88,091        5,983,141
                                                                                                                   ---------------
                                                                                                                        84,971,191
                                                                                                                   ---------------
          MATERIALS 11.6%
          Air Products and Chemicals Inc.                                                                 489,500       36,198,525
          Bemis Co. Inc.                                                                                1,231,300       35,362,936
          Nucor Corp.                                                                                     702,802       31,893,155
          Praxair Inc.                                                                                    967,260       80,282,580
                                                                                                                   ---------------
                                                                                                                       183,737,196
                                                                                                                   ---------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6.1%
          Abbott Laboratories                                                                           1,039,800       54,776,664
          Johnson & Johnson                                                                                36,000        2,347,200
          Pfizer Inc.                                                                                   2,255,100       38,674,965
                                                                                                                   ---------------
                                                                                                                        95,798,829
                                                                                                                   ---------------
          RETAILING 5.6%
          Family Dollar Stores Inc.                                                                     2,355,830       86,246,936
      (a) Sally Beauty Holdings Inc.                                                                      349,150        3,114,418
                                                                                                                   ---------------
                                                                                                                        89,361,354
                                                                                                                   ---------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%(b)
          Cohu Inc.                                                                                         50,300         692,631
                                                                                                                   ---------------
          TECHNOLOGY HARDWARE & EQUIPMENT 2.3%
          International Business Machines Corp.                                                            280,600      35,986,950
                                                                                                                   ---------------
          TOTAL COMMON STOCKS (COST $1,103,321,121)                                                                  1,476,848,709
                                                                                                                   ---------------
          SHORT TERM INVESTMENTS 6.4%
          MONEY MARKET FUNDS 6.4%
      (a) Bank of New York Institutional Cash Reserve Fund, Series B                                      632,226          505,781
      (c) Institutional Fiduciary Trust Money Market Portfolio, 0.00%                                 100,413,674      100,413,674
                                                                                                                   ---------------
          TOTAL MONEY MARKET FUNDS (COST $101,045,900)                                                                 100,919,455
                                                                                                                   ---------------
          TOTAL INVESTMENTS (COST $1,204,367,021) 99.8%                                                              1,577,768,164
          OTHER ASSETS, LESS LIABILITIES 0.2%                                                                            3,754,100
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $ 1,581,522,264
                                                                                                                   ===============

(a)  Non-income producing.

(b)  Rounds to less than 0.1 % of net assets.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL CAP VALUE SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                       SHARES            VALUE
                                                                                                  ---------------  ---------------
          COMMON STOCKS 94.2%
          AEROSPACE & DEFENSE 0.4%
      (a) Ceradyne Inc.                                                                                   204,200  $     4,633,298
                                                                                                                   ---------------
          AUTOMOBILES & COMPONENTS 5.2%
      (a) Autoliv Inc. (Sweden)                                                                           384,900       19,833,897
      (a) Drew Industries Inc.                                                                             90,700        1,997,214
          Gentex Corp.                                                                                    714,000       13,865,880
          Thor Industries Inc.                                                                            754,900       22,805,529
      (a) Winnebago Industries Inc.                                                                       600,000        8,766,000
                                                                                                                   ---------------
                                                                                                                        67,268,520
                                                                                                                   ---------------
          BANKS 2.1%
          Chemical Financial Corp.                                                                        485,854       11,475,871
          Peoples Bancorp Inc.                                                                            199,400        3,286,112
          TrustCo Bank Corp. NY                                                                         1,939,000       11,963,630
                                                                                                                   ---------------
                                                                                                                        26,725,613
                                                                                                                   ---------------
          BUILDING PRODUCTS 5.0%
          American Woodmark Corp.                                                                         359,310        6,967,021
          Apogee Enterprises Inc.                                                                         864,000       13,659,840
      (a) Gibraltar Industries Inc.                                                                     1,079,800       13,616,278
          Simpson Manufacturing Co. Inc.                                                                  412,284       11,445,004
          Universal Forest Products Inc.                                                                  488,800       18,828,576
                                                                                                                   ---------------
                                                                                                                        64,516,719
                                                                                                                   ---------------
          COMMERCIAL & PROFESSIONAL SERVICES 2.2%
          ABM Industries Inc.                                                                             712,000       15,094,400
          Administaff Inc.                                                                                117,700        2,511,718
          Mine Safety Appliances Co.                                                                      402,100       11,242,716
                                                                                                                   ---------------
                                                                                                                        28,848,834
                                                                                                                   ---------------
          CONSTRUCTION & ENGINEERING 0.5%
      (a) EMCOR Group Inc.                                                                                264,000        6,502,320
                                                                                                                   ---------------
          CONSUMER DURABLES & APPAREL 6.7%
      (a) Bassett Furniture Industries Inc.                                                               230,900        1,302,276
          Brunswick Corp.                                                                                 906,000       14,468,820
          D.R. Horton Inc.                                                                                643,000        8,101,800
          Ethan Allen Interiors Inc.                                                                      199,000        4,105,370
      (b) Hooker Furniture Corp.                                                                          555,100        8,926,008
      (a) La-Z-Boy Inc.                                                                                 1,095,700       13,740,078
      (a) M/I Homes Inc.                                                                                  593,700        8,697,705
          M.D.C. Holdings Inc.                                                                            287,700        9,957,297
      (a) Timberland Co., A                                                                               250,700        5,349,938
      (a) The Warnaco Group Inc.                                                                          254,000       12,118,340
                                                                                                                   ---------------
                                                                                                                        86,767,632
                                                                                                                   ---------------
          CONSUMER SERVICES 0.7%
          Regis Corp.                                                                                     516,900        9,655,692
                                                                                                                   ---------------
          ELECTRICAL EQUIPMENT 3.2%
          A.O. Smith Corp.                                                                                112,500        5,914,125
          Brady Corp., A                                                                                  474,100       14,753,992
          Franklin Electric Co. Inc.                                                                      246,732        7,399,492
      (a) Powell Industries Inc.                                                                           62,600        2,036,378
          Roper Industries Inc.                                                                           202,000       11,683,680
                                                                                                                   ---------------
                                                                                                                        41,787,667
                                                                                                                   ---------------
          ENERGY 10.4%
          Arch Coal Inc.                                                                                  111,500        2,547,775
      (a) Atwood Oceanics Inc.                                                                            291,000       10,077,330
      (a) Bristow Group Inc.                                                                              407,000       15,356,110
          CARBO Ceramics Inc.                                                                              20,900        1,302,906

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL CAP VALUE SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          CONSOL Energy Inc.                                                                               87,000        3,711,420
      (a) Global Industries Ltd.                                                                        1,356,000  $     8,705,520
      (a) Helix Energy Solutions Group Inc.                                                               780,300       10,167,309
      (a) Oil States International Inc.                                                                   346,500       15,710,310
          Overseas Shipholding Group Inc.                                                                 197,000        7,728,310
          Peabody Energy Corp.                                                                            114,000        5,209,800
      (a) Rowan Coso Inc.                                                                                 793,300       23,092,963
          Teekay Corp. (Bahamas)                                                                          286,431        6,513,441
          Tidewater Inc.                                                                                  253,000       11,959,310
      (a) Unit Corp.                                                                                      295,000       12,472,600
                                                                                                                   ---------------
                                                                                                                       134,555,104
                                                                                                                   ---------------
          FOOD & STAPLES RETAILING 1.1%
          Casey's General Stores Inc.                                                                     453,567       14,242,004
                                                                                                                   ---------------
          HEALTH CARE EQUIPMENT & SERVICES 2.8%
          STERIS Corp.                                                                                    424,000       14,271,840
          Teleflex Inc.                                                                                   195,600       12,532,092
          West Pharmaceutical Services Inc.                                                               215,800        9,052,810
                                                                                                                   ---------------
                                                                                                                        35,856,742
                                                                                                                   ---------------
          INDUSTRIAL CONGLOMERATES 1.3%
          Carlisle Coso Inc.                                                                              433,000       16,497,300
                                                                                                                   ---------------
          INSURANCE 11.5%
          American National Insurance Co.                                                                  86,000        9,764,440
          Arthur J. Gallagher & Co.                                                                       294,900        7,239,795
          Aspen Insurance Holdings Ltd.                                                                   594,800       17,154,032
          Erie Indemnity Co., A                                                                           194,000        8,367,220
          Montpelier Re Holdings Ltd. (Bermuda)                                                           776,200       13,047,922
          Old Republic International Corp.                                                              1,747,000       22,151,960
          Protective Life Corp.                                                                         1,176,500       25,871,235
          RLI Corp.                                                                                       155,764        8,881,663
          StanCorp Financial Group Inc.                                                                   232,000       11,050,160
          Tower Group Inc.                                                                                575,000       12,747,750
          Validus Holdings Ltd. (Bermuda)                                                                 488,295       13,442,762
                                                                                                                   ---------------
                                                                                                                       149,718,939
                                                                                                                   ---------------
          MACHINERY 11.7%
      (a) Astec Industries Inc.                                                                           241,300        6,988,048
          Briggs & Stratton Corp.                                                                         472,600        9,215,700
          CIRCOR International Inc.                                                                       141,000        4,682,610
      (a) CNH Global NV (Netherlands)                                                                      84,000        2,583,000
          Gardner Denver Inc.                                                                             323,800       14,260,152
          Graco Inc.                                                                                      458,200       14,662,400
          Kennametal Inc.                                                                                 542,300       15,249,476
          Lincoln Electric Holdings Inc.                                                                  216,000       11,735,280
          Mueller Industries Inc.                                                                         539,500       14,453,205
          Nordson Corp.                                                                                   252,000       17,115,840
          Timken Co.                                                                                      120,000        3,601,200
          Trinity Industries Inc.                                                                         893,000       17,824,280
      (a) Wabash National Corp.                                                                         1,259,200        8,826,992
          Watts Water Technologies Inc., A                                                                341,300       10,600,778
                                                                                                                   ---------------
                                                                                                                       151,798,961
                                                                                                                   ---------------
          MATERIALS 10.1 %
          Airgas Inc.                                                                                     102,100        6,495,602
          AptarGroup Inc.                                                                                 250,700        9,865,045
          Cabot Corp.                                                                                     384,000       11,673,600
      (a) Gerdau Ameristeel Corp. (Canada)                                                              1,316,000       10,304,280
          Glatfelter                                                                                      610,800        8,850,492
          Reliance Steel & Aluminum Co.                                                                   449,600       22,133,808
          RPM International Inc.                                                                          865,000       18,459,100
          Sensient Technologies Corp.                                                                      13,200          383,592
          Steel Dynamics Inc.                                                                           1,071,400       18,717,358
          United States Steel Corp.                                                                        49,000        3,112,480

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL CAP VALUE SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Westlake Chemical Corp.                                                                         840,221  $    21,669,300
                                                                                                                   ---------------
                                                                                                                       131,664,657
                                                                                                                   ---------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2.2%
      (a) Mettler-Toledo International Inc.                                                               150,000       16,380,000
          Pharmaceutical Product Development Inc.                                                         521,800       12,392,750
                                                                                                                   ---------------
                                                                                                                        28,772,750
                                                                                                                   ---------------
          RETAILING 8.8%
          Brown Shoe Co. Inc.                                                                             967,843       14,982,209
          The Cato Corp., A                                                                                36,200          776,128
          Christopher & Banks Corp.                                                                     1,420,000       11,360,000
          Fred's Inc.                                                                                     967,000       11,584,660
      (a) Group 1 Automotive Inc.                                                                         447,600       14,260,536
      (a) Gymboree Corp.                                                                                  139,400        7,197,222
          J.C. Penney Co. Inc.                                                                            273,000        8,782,410
          The Men's Wearhouse Inc.                                                                        671,100       16,066,134
      (a) Pier 1 Imports Inc.                                                                             770,000        4,904,900
      (a) Saks Inc.                                                                                       777,548        6,686,913
      (a) Tuesday Morning Corp.                                                                         1,227,000        8,085,930
      (a) West Marine Inc.                                                                                845,600        9,174,760
                                                                                                                   ---------------
                                                                                                                       113,861,802
                                                                                                                   ---------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.0%
          Cohu Inc.                                                                                       818,100       11,265,237
      (a) OmniVision Technologies Inc.                                                                    104,800        1,800,464
                                                                                                                   ---------------
                                                                                                                        13,065,701
                                                                                                                   ---------------
          TECHNOLOGY HARDWARE & EQUIPMENT 2.4%
      (a) Benchmark Electronics Inc.                                                                    1,068,000       22,150,320
          Diebold Inc.                                                                                     46,400        1,473,664
      (a) Rofin-Sinar Technologies Inc.                                                                   334,089        7,557,093
                                                                                                                   ---------------
                                                                                                                        31,181,077
                                                                                                                   ---------------
          TRADING COMPANIES & DISTRIBUTORS 0.4%
          Applied Industrial Technologies Inc.                                                            227,100        5,643,435
                                                                                                                   ---------------
          TRANSPORTATION 1.9%
      (a) Genesee & Wyoming Inc.                                                                          372,700       12,716,524
          SkyWest Inc.                                                                                    875,600       12,503,568
                                                                                                                   ---------------
                                                                                                                        25,220,092
                                                                                                                   ---------------
          UTILITIES 2.6%
          Atmos Energy Corp.                                                                              170,100        4,859,757
          Energen Corp.                                                                                   257,000       11,958,210
          NV Energy Inc.                                                                                1,375,000       16,953,750
                                                                                                                   ---------------
                                                                                                                        33,771,717
                                                                                                                   ---------------
          TOTAL COMMON STOCKS (COST $1,070,059,298)                                                                  1,222,556,576
                                                                                                                   ---------------

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT
                                                                                                  ---------------
          CORPORATE BONDS (COST $1,481,999) 0.1%
          MACHINERY 0.1 %
          Mueller Industries Inc., 6.00%, 11/01/14                                                $     1,494,000        1,494,000
                                                                                                                   ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $1,071,541,297)                                      1,224,050,576
                                                                                                                   ---------------

                                                                                                       SHARES
                                                                                                  ---------------
          SHORT TERM INVESTMENTS 5.8%
          MONEY MARKET FUNDS 5.8%
      (a) Bank of New York Institutional Cash Reserve Fund, Series B                                    2,536,889        2,029,511

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL CAP VALUE SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

      (c) Institutional Fiduciary Trust Money Market Portfolio, 0.00%                                  73,544,150  $    73,544,150
                                                                                                                   ---------------
          TOTAL MONEY MARKET FUNDS (COST $76,081,039)                                                                   75,573,661
                                                                                                                   ---------------
          TOTAL INVESTMENTS (COST $1,147,622,336) 100.1%                                                             1,299,624,237
          OTHER ASSETS, LESS LIABILITIES (0.1)%                                                                         (1,894,694)
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $ 1,297,729,543
                                                                                                                   ===============

(a)  Non-income producing.

(b)  See Note 6 regarding holdings of 5% voting securities.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                       SHARES           VALUE
                                                                                                  ---------------  ---------------
          COMMON STOCKS 99.4%
          CONSUMER DISCRETIONARY 18.4%
          Advance Auto Parts Inc.                                                                         102,000  $     4,275,840
      (a) Apollo Group Inc., A                                                                             92,600        5,675,454
      (a) BorgWarner Inc.                                                                                 278,400       10,629,312
      (a) Buffalo Wild Wings Inc.                                                                         155,000        7,457,050
      (a) Capella Education Co.                                                                            25,000        2,321,000
      (a) Chipotle Mexican Grill Inc.                                                                      69,200        7,796,764
      (a) Dick's Sporting Goods Inc.                                                                      322,500        8,420,475
      (a) Discovery Communications Inc., A                                                                150,000        5,068,500
      (a) Dollar General Corp.                                                                            237,400        5,994,350
          Expedia Inc.                                                                                    200,000        4,992,000
          Guess? Inc.                                                                                     315,000       14,798,700
      (a) J Crew Group Inc.                                                                                99,875        4,584,263
          Jarden Corp.                                                                                    265,100        8,825,179
          Johnson Controls Inc.                                                                           450,000       14,845,500
      (a) Kohl's Corp.                                                                                    220,000       12,051,600
          Polo Ralph Lauren Corp.                                                                          80,000        6,803,200
      (a) Priceline.com Inc.                                                                               35,000        8,925,000
          Starwood Hotels & Resorts Worldwide Inc.                                                        185,000        8,628,400
      (a) Under Armour Inc., A                                                                            226,330        6,656,365
      (a) Urban Outfitters Inc.                                                                           210,400        8,001,512
      (a) WMS Industries Inc.                                                                             170,000        7,129,800
          Wolverine World Wide Inc.                                                                       287,976        8,397,380
                                                                                                                   ---------------
                                                                                                                       172,277,644
                                                                                                                   ---------------
          CONSUMER STAPLES 1.7%
      (a) Hansen Natural Corp.                                                                            198,700        8,619,606
          Mead Johnson Nutrition Co., A                                                                   141,200        7,346,636
                                                                                                                   ---------------
                                                                                                                        15,966,242
                                                                                                                   ---------------
          ENERGY 6.5%
      (a) Cameron International Corp.                                                                     268,400       11,503,624
      (a) Concho Resources Inc.                                                                           348,579       17,554,438
      (a) FMC Technologies Inc.                                                                           117,000        7,561,710
          Noble Corp.                                                                                     105,000        4,391,100
          Peabody Energy Corp.                                                                            165,000        7,540,500
      (a) Petrohawk Energy Corp.                                                                          300,000        6,084,000
      (a) Weatherford International Ltd.                                                                  410,000        6,502,600
                                                                                                                   ---------------
                                                                                                                        61,137,972
                                                                                                                   ---------------
          FINANCIALS 6.9%
      (a) Affiliated Managers Group Inc.                                                                   70,000        5,530,000
          The Charles Schwab Corp.                                                                        350,700        6,554,583
          First Niagara Financial Group Inc.                                                              325,000        4,621,500
      (a) IntercontinentalExchange Inc.                                                                    45,000        5,048,100
      (a) iStar Financial Inc.                                                                            824,991        3,786,709
          Janus Capital Group Inc.                                                                        350,000        5,001,500
          Lazard Ltd.                                                                                     180,000        6,426,000
          Northern Trust Corp.                                                                            105,000        5,802,300
          People's United Financial Inc.                                                                  300,000        4,692,000
          T. Rowe Price Group Inc.                                                                        197,865       10,868,724
          W. R. Berkley Corp.                                                                             225,000        5,870,250
                                                                                                                   ---------------
                                                                                                                        64,201,666
                                                                                                                   ---------------
          HEALTH CARE 20.9%
          Aetna Inc.                                                                                      375,000       13,166,250
      (a) Allscripts-Misys Healthcare Solutions Inc.                                                      264,600        5,175,576
      (a) Athenahealth Inc.                                                                                50,000        1,828,000
      (a) BioMarin Pharmaceutical Inc.                                                                    271,000        6,333,270
          C. R. Bard Inc.                                                                                 132,000       11,433,840
      (a) Cerner Corp.                                                                                    100,000        8,506,000
      (a) Community Health Systems Inc.                                                                   410,400       15,156,072
      (a) DaVita Inc.                                                                                     117,500        7,449,500
      (a) Dendreon Corp.                                                                                   80,000        2,917,600
      (a) Edwards Lifesciences Corp.                                                                       95,000        9,393,600

    Quarterly Statement of Investments  See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

      (a) Express Scripts Inc.                                                                            157,000  $    15,976,320
      (a) Intuitive Surgical Inc.                                                                          22,500        7,832,925
          Masimo Corp.                                                                                    150,000        3,982,500
      (a) Mettler-Toledo International Inc.                                                               110,000       12,012,000
      (a) Myriad Genetics Inc.                                                                            182,100        4,379,505
      (a) Onyx Pharmaceuticals Inc.                                                                        78,800        2,386,064
          Perrigo Co.                                                                                     190,000       11,156,800
          Pharmaceutical Product Development Inc.                                                         260,000        6,175,000
      (a) QIAGEN NV (Netherlands)                                                                         350,700        8,062,593
          Salix Pharmaceuticals Ltd.                                                                      122,178        4,551,131
      (a) Savient Pharmaceuticals Inc.                                                                    160,000        2,312,000
      (a) Sequenom Inc.                                                                                   132,300          834,813
      (a) Stereotaxis Inc.                                                                                409,200        2,050,092
      (a) Talecris Biotherapeutics Holdings Corp.                                                         416,500        8,296,680
      (a) Varian Medical Systems Inc.                                                                     194,000       10,734,020
      (a) Waters Corp.                                                                                    190,000       12,832,600
                                                                                                                   ---------------
                                                                                                                       194,934,751
                                                                                                                   ---------------
          INDUSTRIALS 14.7%
      (a) Allegiant Travel Co.                                                                            109,000        6,306,740
          AMETEK Inc.                                                                                     174,600        7,238,916
          C.H. Robinson Worldwide Inc.                                                                    102,500        5,724,625
      (a) Copart Inc.                                                                                     145,000        5,162,000
          Cummins Inc.                                                                                    155,000        9,602,250
          Danaher Corp.                                                                                    94,400        7,543,504
      (a) First Solar Inc.                                                                                100,000       12,265,000
          Flowserve Corp.                                                                                 130,000       14,335,100
          Fluor Corp.                                                                                      95,000        4,418,450
          Heico Corp.                                                                                      21,193        1,092,711
          J.B. Hunt Transport Services Inc.                                                               140,000        5,023,200
      (a) Jacobs Engineering Group Inc.                                                                   100,000        4,519,000
          Joy Global Inc.                                                                                 105,000        5,943,000
          Knight Transportation Inc.                                                                      100,000        2,109,000
          Precision Castparts Corp.                                                                       127,700       16,180,867
          Robert Half International Inc.                                                                  240,000        7,303,200
          Rockwell Collins Inc.                                                                           195,000       12,205,050
      (a) Ryanair Holdings PLC, ADR (Ireland)                                                             286,100        7,773,337
      (a) Tetra Tech Inc.                                                                                 133,300        3,071,232
                                                                                                                   ---------------
                                                                                                                       137,817,182
                                                                                                                   ---------------
          INFORMATION TECHNOLOGY 25.0%
          Activision Blizzard Inc.                                                                        780,000        9,406,800
      (a) Alliance Data Systems Corp.                                                                     210,400       13,463,496
          Analog Devices Inc.                                                                             260,000        7,493,200
      (a) ANSYS Inc.                                                                                      205,700        8,873,898
      (a) Avago Technologies Ltd. (Singapore)                                                             254,000        5,222,240
      (a) Citrix Systems Inc.                                                                             225,000       10,680,750
          FactSet Research Systems Inc.                                                                   126,400        9,273,968
      (a) FLIR Systems Inc.                                                                               225,000        6,345,000
      (a) GSI Commerce Inc.                                                                               212,500        5,879,875
      (a) Hittite Microwave Corp.                                                                         169,200        7,439,724
      (a) Juniper Networks Inc.                                                                           285,000        8,743,800
      (a) Lam Research Corp.                                                                              180,000        6,717,600
          MasterCard Inc., A                                                                               64,000       16,256,000
      (a) McAfee Inc.                                                                                     180,000        7,223,400
      (a) NetApp Inc.                                                                                     275,800        8,980,048
      (a) Nuance Communications Inc.                                                                      850,000       14,144,000
      (a) Polycom Inc.                                                                                    285,000        8,715,300
      (a) SAIC Inc.                                                                                       451,300        7,988,010
      (a) Sensata Technologies Holding Bv                                                                 281,100        5,048,556
      (a) Silicon Laboratories Inc.                                                                       351,400       16,751,238
      (a) Sybase Inc.                                                                                     255,000       11,888,100
      (a) Taleo Corp., A                                                                                   90,000        2,331,900
          Tandberg ASA (Norway)                                                                           224,000        6,389,230
      (a) Trimble Navigation Ltd.                                                                         220,000        6,318,400
      (a) Varian Semiconductor Equipment Associates Inc.                                                  265,000        8,776,800

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

      (a) ViaSat Inc.                                                                                     161,101  $     5,575,706
          Xilinx Inc.                                                                                     300,000        7,650,000
                                                                                                                   ---------------
                                                                                                                       233,577,039
                                                                                                                   ---------------
          MATERIALS 2.8%
          Celanese Corp., A                                                                               380,000       12,103,000
          Ecolab Inc.                                                                                     186,900        8,214,255
          The Scotts Miracle-Gro Co., A                                                                   125,000        5,793,750
                                                                                                                   ---------------
                                                                                                                        26,111,005
                                                                                                                   ---------------
          TELECOMMUNICATION SERVICES 2.5%
      (a) American Tower Corp., A                                                                         190,600        8,121,466
      (a) SSA Communications Corp.                                                                        424,900       15,326,143
                                                                                                                   ---------------
                                                                                                                        23,447,609
                                                                                                                   ---------------
          TOTAL COMMON STOCKS (COST $700,814,598)                                                                      929,471,110
                                                                                                                   ---------------

                                                                                                                      PRINCIPAL
                                                                                                                        AMOUNT
                                                                                                                   ---------------
          CONVERTIBLE BONDS (COST $790,524) 0.1 %
          INFORMATION TECHNOLOGY 0.1 %
      (b) Alliance Data Systems Corp., cvt., senior note, 144A, 4.75%, 5/15/14                    $       781,000        1,185,167
                                                                                                                   ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $701,605,122)                                          930,656,277
                                                                                                                   ---------------

                                                                                                       SHARES
                                                                                                  ---------------
          SHORT TERM INVESTMENTS (COST $10,072,927) 1.1 %
          MONEY MARKET FUNDS 1.1%
      (c) Institutional Fiduciary Trust Money Market Portfolio, 0.00%                                  10,072,927       10,072,927
                                                                                                                   ---------------
          TOTAL INVESTMENTS (COST $711,678,049) 100.6%                                                                 940,729,204
          OTHER ASSETS, LESS LIABILITIES (0.6)%                                                                         (5,643,934)
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $   935,085,270
                                                                                                                   ===============

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2010, the value of this security was $1,185,167 representing 0.13% of net assets.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                    COUNTRY/
                                                                                  ORGANIZATION         SHARES           VALUE
                                                                                ----------------  ---------------  ---------------
          COMMON STOCKS 0.2%
          CONSUMER SERVICES 0.1 %
(a, b, c) Turtle Bay Resort                                                       United States         1,901,448  $     1,901,448
                                                                                                                   ---------------
          MEDIA 0.1%
      (a) Charter Communications Inc., A                                          United States             7,456          257,232
   (a, c) Dex One Corp,                                                           United States            44,878        1,252,994
                                                                                                                   ---------------
                                                                                                                         1,510,226
                                                                                                                   ---------------
          TOTAL COMMON STOCKS (COST $3,680,283)                                                                          3,411,674
                                                                                                                   ---------------
          CONVERTIBLE PREFERRED STOCKS (COST $2,200,000) 0.0%(d)
          BANKS 0.0%(d)
      (a) Fannie Mae, 8.75%, cvt, pfd.                                            United States            44,000           71,500
                                                                                                                   ---------------
          PREFERRED STOCKS 0.0%(d)
          BANKS 0.0%(d)
      (a) Freddie Mac, 8.375%, pfd., Z                                            United States            70,000           88,900
                                                                                                                   ---------------
          DIVERSIFIED FINANCIALS 0.0%(d)
      (e) GMAC Inc., 7.00%, pfd., 144A                                            United States               804          612,899
                                                                                                                   ---------------
          TOTAL PREFERRED STOCKS (COST $2,035,420)                                                                         701,799
                                                                                                                   ---------------

                                                                                                    PRINCIPAL(f)
                                                                                                       AMOUNT
                                                                                                  ---------------
      (g) SENIOR FLOATING RATE INTERESTS 14.0%
          AUTOMOBILES & COMPONENTS 0.5%
          Federal-Mogul Corp.,
             Term Loan B, 2.168% - 2.178%,12/27/14                                United States         6,342,279        5,876,521
             Term Loan C, 2.168% - 2.178%,12/27/15                                United States         1,281,724        1,187,598
                                                                                                                   ---------------
                                                                                                                         7,064,119
                                                                                                                   ---------------
          CAPITAL GOODS 0.7%
          BE Aerospace Inc., Term Loan B, 5.75%, 7/28/14                          United States         1,139,385        1,155,526
          RBS Global Inc. (Rexnord),
             Incremental Tranche B-2, 2.50%, 7/22/13                              United States         2,326,859        2,200,336
             Tranche B-1 Term Loan B, 2.75% - 2.813%, 7/22/13                     United States         4,561,406        4,366,124
          TransDigm Inc., Term Loan B, 2.278%, 6/23/13                            United States         2,726,867        2,686,389
                                                                                                                   ---------------
                                                                                                                        10,408,375
                                                                                                                   ---------------
          COMMERCIAL & PROFESSIONAL SERVICES 0.8%
          ARAMARK Corp.,
             Synthetic LlC, 2.113%, 1/26/14                                       United States           314,200          307,842
             Term Loan B, 2.126%, 1/26/14                                         United States         4,777,615        4,680,945
      (h) Diversey Inc., Tranche B Dollar Term Loan, 5.50%, 11/24/15              United States         2,540,714        2,574,061
          Duratek Inc. (EnergySolutions), Term Loan B, 4.03%, 6/07/13             United States         1,111,391        1,098,424
          EnergySolutions LLC,
             Synthetic A Deposit, 4.00%, 6/07/13                                  United States            44,385           43,867
             Synthetic L/C, 4.00%, 6/07/13                                        United States           165,084          163,158
             Term Loan B, 4.03%, 6/07/13                                          United States         2,316,482        2,289,456
   (i, j) EnviroSolutions Inc., Initial Term Loan, PIK, 4.75%, 7/07/12            United States         1,627,616        1,367,198
                                                                                                                   ---------------
                                                                                                                        12,524,951
                                                                                                                   ---------------
          CONSUMER DURABLES & APPAREL 0.4%
          Jarden Corp.,
             Term Loan B1, 2.04%, 1/24/12                                         United States           562,674          561,033
             Term Loan B2, 2.04%, 1/24/12                                         United States           567,142          566,351
             Term Loan B4, 3.54%, 1/26/15                                         United States         3,015,562        3,029,382
          Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.228%,
             10/04/11                                                             United States         1,678,094        1,669,180

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

      (i) Sleep Innovations Inc., Term Loan, PIK, 10.25%, 3/05/15                 United States           784,206  $       464,642
                                                                                                                   ---------------
                                                                                                                         6,290,588
                                                                                                                   ---------------
          CONSUMER SERVICES 1.0%
          Education Management LLC, Term Loan C, 2.063%, 6/01/13                  United States         5,398,555        5,251,763
          Penn National Gaming Inc., Term Loan B, 1.98% - 2.00%, 10/03/12         United States         4,714,441        4,667,579
      (c) Turtle Bay Holdings LLC,
              Term Loan A, 10.25%, 3/01/13                                        United States         1,838,764        1,792,794
      (i)     Term Loan B, PIK, 3.00%, 2/09/15                                    United States         3,844,687        3,005,777
                                                                                                                   ---------------
                                                                                                                        14,717,913
                                                                                                                   ---------------
          FOOD & STAPLES RETAILING 0.8%
          SUPERVALU Inc., Term Loan B, 1.498%, 6/02/12                            United States         4,340,306        4,333,795
          Wm. Wrigley Jr. Co.,
             Term Loan B1, 3.063%, 12/17/12                                       United States         1,908,195        1,922,627
             Term Loan B2, 3.313%, 10/06/14                                       United States         5,324,752        5,366,535
                                                                                                                   ---------------
                                                                                                                        11,622,957
                                                                                                                   ---------------
          FOOD, BEVERAGE & TOBACCO 0.3%
          Constellation Brands Inc.,
             Extended Term Loan B, 3.00%, 6/05/15                                 United States           361,918          364,745
             Term Loan B, 1.75%, 6/05/13                                          United States         1,731,010        1,724,983
          Dean Foods Co., Term Loan B, 1.675%, 4/02/14                            United States         1,749,450        1,721,418
                                                                                                                   ---------------
                                                                                                                         3,811,146
                                                                                                                   ---------------
          HEALTH CARE EQUIPMENT & SERVICES 1.9%
          Community Health Systems Inc.,
             Delayed Draw Term Loan, 2.502%, 7/25/14                              United States           412,745          402,865
             Term Loan, 2.502%, 7/25/14                                           United States         8,059,134        7,866,223
          DaVita Inc., Term Loan B-1, 1.73% - 1.80%, 10/05/12                     United States         2,951,253        2,912,049
          DJO Finance LLC, Term Loan B, 3.248%, 5/20/14                           United States         4,094,729        3,990,313
          Fresenius Medical Care Holdings Inc., Term Loan B, 1.612% -
             1.665%, 3/31/13                                                         Germany            1,843,411        1,812,591
          HCA Inc.,
             Term Loan A-1, 1.54%, 11/19/12                                       United States         1,279,280        1,245,786
             Term Loan B-1, 2.54%, 11/18/13                                       United States         5,446,367        5,322,462
          Lifepoint Hospitals Inc., Term B-2 Loan, 3.01 %, 4/15/15                United States         3,691,186        3,687,147
                                                                                                                   ---------------
                                                                                                                        27,239,436
                                                                                                                   ---------------
          MATERIALS 2.2%
          Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16    United States         5,813,900        5,748,494
      (h) Ashland Inc., Term Loan B, 6.65%, 5/13/14                               United States           407,045          411,835
          Celanese U.S. Holdings LLC, Dollar Term Loan, 2.001 %, 4/02/14          United States         5,634,954        5,518,029
      (h) Georgia-Pacific LLC,
             Term Loan B, 2.254% - 2.29%, 12/20/12                                United States         1,800,085        1,787,156
             Term Loan C, 3.502% - 3.54%, 12/23/14                                United States         2,290,964        2,305,273
          Hexion Specialty Chemicals BV, Term Loan C-2B, 4.063%, 5/03/15           Netherlands            628,008          599,485
          Hexion Specialty Chemicals Inc., Term Loan C-1B, 4.063%, 5/03/15        United States         1,571,905        1,500,514
          Nalco Co.,
             Term Loan, 6.50%, 5/13/16                                            United States         3,186,568        3,225,738
             Term Loan B, 2.00%, 11/04/10                                         United States           889,395          890,666
          Novelis Corp., U.S. Term Loan, 2.25% - 2.30%, 7/07/14                   United States         2,381,703        2,311,528
          Rockwood Specialties Group Inc., Term Loan H, 6.00%, 5/15/14            United States         8,146,984        8,202,994
                                                                                                                   ---------------
                                                                                                                        32,501,712
                                                                                                                   ---------------
          MEDIA 2.6%
      (h) Cinemark USA Inc., Extended Term Loan, 3.48% - 3.52%, 4/30/16           United States         3,982,864        3,981,869
      (h) CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2, 1.98%,
             3/29/16                                                              United States         7,596,363        7,598,999
          DIRECTV Holdings LLC, Term Loan B, 1.748%, 4/13/13                      United States         1,832,001        1,831,869
          Discovery Communications Inc.,
             Term Loan B, 2.29%, 5/14/14                                          United States         1,449,312        1,448,666
      (h)    TermLoan C, 5.50%, 5/14/14                                           United States         1,044,595        1,056,855

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

      (j) Metro-Goldwyn-Mayer Inc., Term Loan B, 20.50%, 4/08/12                  United States        11,831,687  $     5,704,565
      (h) R. H. Donnelley Inc., Term Loan B, 9.25%, 10/24/14                      United States         6,367,502        6,251,295
          Regal Cinemas Corp., Term Loan, 3.79%, 10/27/13                         United States         2,034,284        2,043,546
          Univision Communications Inc., Initial Term Loan, 2.54%, 9/29/14        United States         6,362,520        5,683,301
          UPC Financing Partnership, Term Loan T, 3.93%, 12/31/16                  Netherlands          2,892,130        2,855,978
                                                                                                                   ---------------
                                                                                                                        38,456,943
                                                                                                                   ---------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.5%
          Mylan Inc., Term Loan B, 3.50% - 3.563%, 10/02/14                       United States         7,034,883        7,052,471
                                                                                                                   ---------------
          RETAILING 0.3%
          Dollar General Corp., Tranche B-1 Term Loan, 2.986% - 2.999%,
             7/07/14                                                              United States         3,830,400        3,784,695
                                                                                                                   ---------------
          SOFTWARE & Services 0.2%
      (h) Lender Processing Services Inc., Term Loan B, 2.748%, 7/02/14           United States         1,505,084        1,509,787
          SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.864% -
             3.874%, 2/28/16                                                      United States         1,670,019        1,658,885
                                                                                                                   ---------------
                                                                                                                         3,168,672
                                                                                                                   ---------------
          TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
      (h) Flextronics International USA Inc.,
          A Closing Date Loan, 2.479% - 2.501 %, 10/01/14                         United States         2,127,535        2,038,634
          A-1-A Delayed Draw Term Loan, 2.501 %, 10/01/14                         United States           211,614          202,772
          A-1-B Delayed Draw Term Loan, 4.00%, 10/01/14                           United States           576,677          552,580
          A-3 Delayed Draw Term Loan, 4.50%, 10/01/14                             United States           376,910          361,127
                                                                                                                   ---------------
                                                                                                                         3,155,133
                                                                                                                   ---------------
          TELECOMMUNICATION SERVICES 0.6%
          Intelsat Corp. (PanAmSat),
             Incremental Term Loan B-2-A, 2.728%, 1/03/14                         United States            96,211           93,846
             Incremental Term Loan B-2-B, 2.728%, 1/03/14                         United States            96,182           93,817
             Incremental Term Loan B-2-C, 2.728%, 1/03/14                         United States            96,182           93,817
             Tranche B-2-A, 2.728%, 1/03/14                                       United States         1,800,703        1,756,436
             Tranche B-2-B, 2.728%, 1/03/14                                       United States         1,800,150        1,755,897
             Tranche B-2-C, 2.728%, 1/03/14                                       United States         1,800,150        1,755,897
          NTELOS Inc., Term Loan B, 5.75%, 8/07/15                                United States         1,944,620        1,964,675
          Windstream Corp., Tranche B-2 Term Loan, 3.01 %, 12/17/15               United States         1,964,237        1,962,483
                                                                                                                   ---------------
                                                                                                                         9,476,868
                                                                                                                   ---------------
          UTILITIES 1.0%
      (h) NRG Energy Inc.,
             Credit Link, 2.04%, 2/01/13                                          United States         3,172,275        3,110,606
             Term Loan, 1.998% - 2.04%, 2/01/13                                   United States         4,810,785        4,717,263
          Texas Competitive Electric Holdings Co. LLC, Term Loan B-2,
             3.729% - 3.79%, 10/10/14                                              United States         7,712,331        6,352,501
                                                                                                                   ---------------
                                                                                                                        14,180,370
                                                                                                                   ---------------
          TOTAL SENIOR FLOATING RATE INTERESTS (COST $199,432,666)                                                     205,456,329
                                                                                                                   ---------------
          CORPORATE BONDS 39.7%
          AUTOMOBILES & COMPONENTS 0.8%
          Arvinmeritor Inc., senior note, 10.625%, 3/15/18                        United States         1,500,000        1,571,250
          Ford Motor Credit Co. LLC, senior note,
             9.875%, 8/10/11                                                      United States         3,500,000        3,713,213
             7.50%, 8/01/12                                                       United States         2,500,000        2,590,072
             8.125%, 1/15/20                                                      United States         1,200,000        1,260,894
      (e) TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17                  United States         2,900,000        2,813,000
                                                                                                                   ---------------
                                                                                                                        11,948,429
                                                                                                                   ---------------
          BANKS 1.9%
          BB& T Capital Trust IV, junior sub. bond, 6.82%, 6/12/77                United States         3,400,000        3,218,179
   (e, k) BNP Paribas, 144A, 7.195%, Perpetual                                       France             3,300,000        3,217,500
          Discover Bank, sub. note, 8.70%, 11/18/19                               United States         2,700,000        2,962,127
          Regions Financial Corp., senior note, 7.75%, 11/10/14                   United States         3,300,000        3,475,408
          Royal Bank of Scotland Group PLC, senior note, 6.40%, 10/21/19         United Kingdom         3,900,000        3,896,371

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Svensk Exportkredit AB, senior note, 7.625%, 6/30/14                        Sweden        1,335,000 NZD        1,023,802
          UBS AG Stamford, senior note, 5.875%, 12/20/17                          United States     3,300,000      $     3,422,384
          Wells Fargo & Co., senior note, 5.625%, 12/11/17                        United States     1,500,000            1,593,486
      (k) Welis Fargo Capital XIII, pfd., 7.70%, Perpetual                        United States     2,900,000            3,008,750
      (k) Welis Fargo Capital XV, pfd., 9.75%, Perpetual                          United States     2,300,000            2,587,500
                                                                                                                   ---------------
                                                                                                                        28,405,507
                                                                                                                   ---------------
          CAPITAL GOODS 1.6%
      (o) Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15          United States     4,000,000            4,280,000
          Case New Holland Inc., senior note,
             7.125%, 3/01/14                                                      United States     3,200,000            3,256,000
      (e)    144A, 7.75%, 9/01/13                                                 United States       500,000              521,250
          Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15                      United States     1,100,000            1,006,500
          L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15             United States     2,000,000            2,045,000
      (e) Libbey Glass Inc., senior secured note, 144A, 10.00%, 2/15/15           United States     1,300,000            1,374,750
          Manitowoc Co. Inc., senior note, 9.50%, 2/15/18                         United States     2,100,000            2,199,750
      (e) Oshkosh Corp., senior note, 144A,
             8.25%, 3/01/17                                                       United States       500,000              522,500
             8.50%, 3/01/20                                                       United States       400,000              418,000
          RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14                 United States     4,000,000            4,180,000
          RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14                 United States     3,700,000            3,681,500
                                                                                                                   ---------------
                                                                                                                        23,485,250
                                                                                                                   ---------------
          COMMERCIAL & PROFESSIONAL SERVICES 0.3%
      (e) Casella Waste Systems Inc., senior secured note, 144A, 11.00%,
             7/15/14                                                              United States     1,000,000            1,077,500
   (e, i) JohnsonDiversey Holdings Inc., senior note, 144A, PIK, 10.50%,
             5/15/20                                                              United States     2,400,000            2,628,000
                                                                                                                   ---------------
                                                                                                                         3,705,500
                                                                                                                   ---------------
          CONSUMER DURABLES & APPAREL 0.7%
          Jarden Corp., senior sub. note, 7.50%,
             5/01/17                                                              United States     3,400,000            3,463,750
             1/15/20                                                              United States       500,000              507,500
          Jostens IH Corp., senior sub. note, 7.625%, 10/01/12                    United States     3,700,000            3,727,750
          KB Home, senior note,
             6.25%, 6/15/15                                                       United States     2,000,000            1,930,000
             7.25%, 6/15/18                                                       United States       500,000              481,250
                                                                                                                   ---------------
                                                                                                                        10,110,250
                                                                                                                   ---------------
          CONSUMER SERVICES 2.5%
   (e, j) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15                          United States     2,500,000               40,625
      (e) Grupo Posadas SAB de CV, senior note, 144A, 9.25%, 1/15/15                   Mexico       1,200,000            1,260,315
          Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17       United States     6,000,000            6,495,000
          Host Hotels & Resorts LP, senior note,
             K, 7.125%, 11/01/13                                                  United States     3,300,000            3,374,250
             S, 6.875%, 11/01/14                                                  United States       200,000              203,000
          MGM MIRAGE,
             senior note, 6.625%, 7/15/15                                         United States     6,000,000            4,995,000
      (e)    senior secured note, 144A, 9.00%, 3/15/20                            United States     1,000,000            1,035,000
      (e) Norwegian Cruise Line Ltd., senior secured note, 144A, 11.75%,
             11/15/16                                                             United States     3,300,000            3,605,250
          Pinnacle Entertainment Inc.,
      (e)    senior note, 144A, 8.625%, 8/01/17                                   United States     2,400,000            2,358,000
             senior sub. note, 8.25%, 3/15/12                                     United States       129,000              128,678
             senior sub. note, 7.50%, 6/15/15                                     United States       900,000              783,000
          Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18               United States     3,300,000            3,283,500
      (e) Shingle Springs Tribal Gaming, senior note, 144A, 9.375%,
             6/15/15                                                              United States     1,700,000            1,419,500
          Starwood Hotels & Resorts Worldwide Inc., senior note,
             6.75%, 5/15/18                                                       United States     3,500,000            3,526,250
             7.15%, 12/01/19                                                      United States       500,000              508,750
      (j) Station Casinos Inc.,
             senior note, 6.00%, 4/01/12                                          United States       500,000               36,250
             senior note, 7.75%, 8/15/16                                          United States     1,000,000               73,125
             senior sub. note, 6.50%, 2/01/14                                     United States       300,000                1,875
             senior sub. note, 6.875%, 3/01/16                                    United States     1,000,000                6,250

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

      (e) Universal City Development,
             senior note, 144A, 8.875%, 11/15/15                                  United States     2,200,000      $     2,227,500
             senior sub. note, 144A, 10.875%, 11/15/16                            United States       400,000              420,000
                                                                                                                   ---------------
                                                                                                                        35,781,118
                                                                                                                   ---------------
          DIVERSIFIED FINANCIALS 3.8%
          American Express Co., senior note, 7.00%, 3/19/18                       United States     2,000,000            2,275,062
          Bank of America Corp.,
      (k)    pfd ., sub. bond, M, 8.125%, Perpetual                               United States     5,000,000            5,107,900
             senior note, 5.65%, 5/01/18                                          United States     1,500,000            1,519,946
      (e) Cantor Fitzgerald LP, 144A, 7.875%, 10/15/19                            United States       700,000              702,212
          Capital One Capital V, pfd., 10.25%, 8/15/39                            United States     1,700,000            2,019,245
          Citigroup Inc.,
             senior note, 6.125%, 11/21/17                                        United States     1,800,000            1,854,013
             sub. note, 5.00%, 9/15/14                                            United States     3,000,000            2,998,725
          The Export-Import Bank of Korea, senior note, 8.125%, 1/21/14            South Korea      2,770,000            3,215,967
          General Electric Capital Corp., senior note, A, 8.50%, 4/06/18          United States    64,000,000 MXN        4,817,321
          GMAC Inc.,
             senior note, 7.25%, 3/02/11                                          United States     1,583,000            1,618,618
             senior note, 6.875%, 9/15/11                                         United States     1,400,000            1,433,250
             senior note, 6.875%, 8/28/12                                         United States     2,000,000            2,037,500
             sub. note, 8.00%, 12/31/18                                           United States     1,000,000              995,000
          The Goldman Sachs Group Inc., sub. note, 6.75%, 10/01/37                United States     1,400,000            1,402,593
          Jefferies Group Inc., senior bond, 8.50%, 7/15/19                       United States     4,000,000            4,444,620
          JPMorgan Chase & Co.,
             6.00%, 1/15/18                                                       United States     1,500,000            1,630,891
      (k)    junior sub. note, 1, 7.90%, Perpetual                                United States     1,800,000            1,925,467
          JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37                  United States     4,500,000            4,190,575
      (j) Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14              United States     5,500,000            1,306,250
          Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17                   United States     3,500,000            3,692,892
          Morgan Stanley, senior note, 6.00%, 4/28/15                             United States     4,000,000            4,289,400
          Nomura Holdings Inc., senior note, 6.70%, 3/04/20                           Japan         1,200,000            1,247,630
                                                                                                                   ---------------
                                                                                                                        54,725,077
                                                                                                                   ---------------
          ENERGY 5.8%
      (e) Antero Resources Finance, senior note, 144A, 9.375%, 12/01/17           United States     2,500,000            2,587,500
      (e) Arch Coal Inc., senior note, 144A, 8.75%, 8/01/16                       United States       600,000              637,500
          Berry Petroleum Co., senior note, 10.25%, 6/01/14                       United States     2,200,000            2,436,500
          Chesapeake Energy Corp., senior note,
             7.625%, 7/15/13                                                      United States       700,000              733,250
             6.625%, 1/15/16                                                      United States       100,000               98,500
             6.25%, 1/15/18                                                       United States     4,000,000            3,830,000
             7.25%, 12/15/18                                                      United States       300,000              301,500
          Compagnie Generale de Geophysique-Veritas, senior note,
             7.50%, 5/15/15                                                          France         2,300,000            2,317,250
             9.50%, 5/15/16                                                          France           100,000              106,237
             7.75%, 5/15/17                                                          France         1,800,000            1,809,000
          Concho Resources Inc., senior note, 8.625%, 10/01/17                    United States     1,200,000            1,278,000
   (e, h) Consol Energy Inc., senior note, 144A,
             8.00%, 4/01/17                                                       United States       600,000              619,500
             8.25%, 4/01/20                                                       United States       800,000              826,000
          Copano Energy LLC, senior note,
             8.125%, 3/01/16                                                      United States     3,500,000            3,565,625
             7.75%, 6/01/18                                                       United States       200,000              200,500
      (e) Crosstex Energy LP/ Crosstex Energy Finance Corp., senior note,
             144A, 8.875%, 2/15/18                                                United States       900,000              932,625
          Denbury Resources Inc., senior sub. note, 8.25%, 2/15/20                United States     1,200,000            1,278,000
          EI Paso Corp., senior note,
             12.00%, 12/12/13                                                     United States     3,100,000            3,642,500
             7.00%, 6/15/17                                                       United States     1,000,000            1,025,588
      (g) Enterprise Products Operating LLC, junior sub. note, FRN,
             7.034%, 1/15/68                                                      United States     4,000,000            3,810,572
      (e) Expro Finance Luxembourg, senior secured note, 144A, 8.50%,
             12/15/16                                                            United Kingdom     2,600,000            2,638,969
      (e) General Maritime Corp., senior note, 144A, 12.00%, 11/15/17             United States     2,100,000            2,257,500
      (e) Holly Corp., senior note, 144A, 9.875%, 6/15/17                         United States     1,900,000            1,966,500

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

   (e, h) Linn Energy Corp., senior note, 144A, 8.625%, 4/15/20                   United States     2,700,000      $     2,710,125
          Mariner Energy Inc., senior note,
             7.50%, 4/15/13                                                       United States     2,900,000            2,936,250
             11.75%, 6/30/16                                                      United States       500,000              563,750
          MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14              United States     3,200,000            3,152,000
      (e) Martin Midstream Partners LP, senior note, 144A, 8.875%, 4/01/18        United States       800,000              812,000
      (e) OPTI Canada Inc., senior secured note, 144A, 9.00%, 12/15/12                Canada        1,000,000            1,035,000
          Peabody Energy Corp., senior note,
             7.375%,11/01/16                                                      United States       500,000              531,250
             B, 6.875%, 3/15/13                                                   United States     3,400,000            3,455,250
          Petrohawk Energy Corp., senior note, 10.50%, 8/01/14                    United States     3,300,000            3,658,875
          Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11                Venezuela       6,100,000            5,375,625
      (e) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14                Switzerland      2,500,000            2,262,500
          Plains Exploration & Production Co., senior note,
             7.75%, 6/15/15                                                       United States       500,000              509,375
             10.00%, 3/01/16                                                      United States       500,000              555,000
             7.625%, 6/01/18                                                      United States     3,200,000            3,248,000
          Quicksilver Resources Inc., senior note,
             8.25%, 8/01/15                                                       United States     3,200,000            3,280,000
             11.75%, 1/01/16                                                      United States       100,000              115,000
             9.125%, 8/15/19                                                      United States       300,000              316,500
      (e) SandRidge Energy Inc. senior note, 144A,
             8.00%, 6/01/18                                                       United States     3,500,000            3,342,500
             8.75%, 1/15/20                                                       United States       500,000              490,000
          Teekay Corp., senior note, 8.50%, 1/15/20                             Marshall Islands      900,000              942,750
          Tesoro Corp., senior note, 6.50%, 6/01/17                               United States     3,800,000            3,515,000
          Weatherford International Ltd., senior note,
             6.00%, 3/15/18                                                       United States     2,700,000            2,824,124
             9.625%, 3/01/19                                                      United States       600,000              760,422
                                                                                                                   ---------------
                                                                                                                        85,290,412
                                                                                                                   ---------------
          FOOD & STAPLES RETAILING 0.3%
          Rite Aid Corp., senior secured note, 9.75%, 6/12/16                     United States     2,500,000            2,700,000
          SUPERVALU Inc., senior note, 8.00%, 5/01/16                             United States     2,100,000            2,136,750
                                                                                                                   ---------------
                                                                                                                         4,836,750
                                                                                                                   ---------------
          FOOD, BEVERAGE & Tobacco 1.5%
      (e) Alliance One International Inc., senior note, 144A, 10.00%,
          7/15/16                                                                 United States       800,000              837,500
          Altria Group Inc.,
             senior bond, 9.25%, 8/06/19                                          United States     1,000,000            1,217,121
             senior note, 9.70%, 11/10/18                                         United States     2,300,000            2,832,471
      (e) Anheuser-Busch InBev NV, senior note, 144A, 7.75%, 1/15/19              United States     3,300,000            3,931,419
      (e) CEDC Finance Corp, International Inc., senior secured note, 144A,
             9.125%, 12/01/16                                                     United States     2,500,000            2,650,000
      (e) Cott Beverages Inc., senior note, 144A, 8.375%, 11/15/17                United States     1,500,000            1,552,500
          Dole Food Co, Inc., senior secured note, 13.875%, 3/15/14               United States     2,106,000            2,545,627
      (e) JBS USA LLC, senior note, 144A, 11.625%, 5/01/14                        United States     3,100,000            3,549,500
      (e) Pinnacle Foods Finance LLC, senior note, 144A, 9.25%, 4/01/15           United States     2,100,000            2,163,000
                                                                                                                   ---------------
                                                                                                                        21,279,138
                                                                                                                   ---------------
          HEALTH CARE EQUIPMENT & SERVICES 2.6%
          Boston Scientific Corp., senior note, 6.00%, 1/15/20                    United States     3,300,000            3,123,113
          Coventry Health Care Inc., senior note,
             6.30%, 8/15/14                                                       United States     1,500,000            1,535,039
             5.95%, 3/15/17                                                       United States     2,000,000            1,910,164
          DaVita Inc., senior sub, note, 7.25%, 3/15/15                           United States     4,000,000            4,100,000
          FMC Finance III SA, senior note, 6.875%, 7/15/17                           Germany        2,500,000            2,612,500
          Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11                   Germany        1,000,000            1,047,500
      (e) Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15                 Germany        2,400,000            2,688,000
             HCA Inc.,
             senior note, 6.50%, 2/15/16                                          United States       800,000              763,000
             senior secured note, 9.125%, 11/15/14                                United States     4,000,000            4,235,000
      (e)    senior secured note, 144A, 7.25%, 9/15/20                            United States       300,000              304,875
      (i)    senior secured note, PIK, 9.625%, 11/15/16                           United States     2,000,000            2,147,500
      (e) Tenet Healthcare Corp.,
             senior note, 144A, 9,00%, 5/01/15                                    United States     1,150,000            1,244,875

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             senior note, 144A, 10.00%, 5/01/18                                  United States       1,700,000     $     1,912,500
             senior secured note, 144A, 8.875%, 7/01/19                          United States         900,000             978,750
      (i) United Surgical Partners International Inc., senior sub. note, PIK,
             9.25%, 5/01/17                                                      United States       3,000,000           3,120,000
   (g, i) US Oncology Holdings Inc., senior note, PIK, FRN, 7.178%,
             3/15/12                                                             United States       3,476,381           3,311,253
          US Oncology Inc., senior secured note, 9.125%, 8/15/17                 United States         200,000             210,000
      (e) Vanguard Health Holding Co. II LLC, senior bond, 144A, 8.00%,
             2/01/18                                                             United States       3,000,000           2,932,500
                                                                                                                   ---------------
                                                                                                                        38,176,569
                                                                                                                   ---------------
          INSURANCE 1.2%
          American International Group Inc., senior note, 5.60%, 10/18/16        United States       3,000,000           2,794,545
          Lincoln National Corp., senior note,
             8.75%, 7/01/19                                                      United States       3,300,000           4,041,837
             6.25%, 2/15/20                                                      United States       1,350,000           1,410,261
   (e, g) MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%, 4/08/68       United States         800,000             908,000
      (g) MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66                   United States       2,000,000           1,786,273
          Reinsurance Group of America Inc., senior note, 6.45%, 11/15/19        United States       3,100,000           3,245,102
          Willis North America Inc., senior note, 7.00%, 9/29/19                 United States       3,000,000           3,130,261
                                                                                                                   ---------------
                                                                                                                        17,316,279
                                                                                                                   ---------------
          MATERIALS 3.0%
          Ball Corp., senior note,
             7.125%, 9/01/16                                                     United States         500,000             533,750
             7.375%, 9/01/19                                                     United States         500,000             529,375
      (e) Building Materials Corp. of America, senior note, 144A, 7.50%,
             3/15/20                                                             United States       1,300,000           1,303,250
          Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
             4/01/17                                                             United States       3,000,000           3,341,973
          Huntsman International LLC,
      (e)    senior note, 144A, 5.50%, 6/30/16                                   United States         200,000             181,500
             senior sub. note, 7.875%, 11/15/14                                  United States       3,400,000           3,451,000
      (e) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%,
             2/15/16                                                             United Kingdom      2,800,000           2,324,000
   (e, h) LBI Escrow Corp., senior secured note, 144A, 8.00%, 11/01/17           United States       1,100,000           1,142,625
      (e) Kerling PLC, senior secured. note, 144A, 10.625%, 1/28/17              United Kingdom      1,900,000 EUR       2,698,579
      (e) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17                 United States       3,300,000           3,407,250
          Nalco Co.,
      (e)    senior note, 144A, 8.25%, 5/15/17                                   United States         300,000             320,250
             senior sub. note, 8.875%, 11/15/13                                  United States       3,100,000           3,208,500
          NewPage Corp., senior secured note, 11.375%, 12/31/14                  United States       4,000,000           4,000,000
          Novelis Inc., senior note,
             7.25%, 2/15/15                                                          Canada            800,000             776,000
             11.50%, 2/15/15                                                         Canada          1,000,000           1,081,250
          Owens-Brockway Glass Container Inc., senior note,
             6.75%, 12/01/14                                                     United States       2,800,000           2,870,000
             7.375%, 5/15/16                                                     United States         500,000             527,500
          Solo Cup Co.,
             senior secured note, 10.50%, 11/01/13                               United States         500,000             530,000
             senior sub. note, 8.50%, 2/15/14                                    United States       3,000,000           2,947,500
          Solutia Inc., senior note, 8.75%, 11/01/17                             United States         400,000             424,000
          Teck Resources Ltd., senior secured note, 10.75%, 5/15/19                  Canada          2,500,000           3,075,000
          Weyerhaeuser Co., senior note, 7.375%, 10/01/19                        United States       2,200,000           2,327,497
      (e) Xstrata Finance Canada Ltd., 144A, 5.80%, 11/15/16                     United Kingdom      3,400,000           3,551,854
                                                                                                                   ---------------
                                                                                                                        44,552,653
                                                                                                                   ---------------
          MEDIA 4.0%
      (e) Cablevision Systems Corp., senior note, 144A, 8.625%, 9/15/17          United States         500,000             531,250
          CCH II LLC/CCH II Capital Corp., senior note,
             13.50%, 12/02/16                                                    United States       1,000,000           1,207,500
      (e)    144A, 13.50%, 11/30/16                                              United States       2,713,498           3,249,414
          CCO Holdings LLC, senior note, 8.75%, 11/15/13                         United States       1,000,000           1,030,000
      (e) Clear Channel Worldwide Holdings Inc., senior note,
             A, 144A, 9.25%, 12/15/17                                            United States         400,000             417,500
             B, 144A, 9.25%, 12/15/17                                            United States       1,600,000           1,680,000

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          CSC Holdings Inc.,
             senior deb., 7.625%, 7/15/18                                         United States      2,100,000     $     2,205,000
             senior note, 6.75%, 4/15/12                                          United States        300,000             315,375
      (e)    senior note, 144A, 8.50%, 4/15/14                                    United States      1,000,000           1,070,000
          DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16                      United States      2,700,000           3,027,737
          EchoStar DBS Corp., senior note,
             7.75%, 5/31/15                                                       United States      1,500,000           1,575,000
             7.125%, 2/01/16                                                      United States      3,500,000           3,583,125
          Lamar Media Corp.,
             senior note, 9.75%, 4/01/14                                          United States        300,000             329,250
             senior sub. note, 7.25%, 1/01/13                                     United States      3,000,000           3,037,500
             senior sub. note, B, 6.625%, 8/15/15                                 United States        400,000             386,500
          Liberty Media Corp., senior note, 5.70%, 5/15/13                        United States      4,000,000           4,020,000
          LIN Television Corp., senior sub. note, 6.50%, 5/15/13                  United States      3,000,000           2,970,000
      (e) Media General Inc., senior secured note, 144A, 11.75%, 2/15/17          United States      2,300,000           2,282,750
      (C) Radio One Inc., senior sub. note, 6.375%, 2/15/13                       United States      2,800,000           2,313,500
      (e) Seat Pagine Gialle SpA, senior secured note, 144A, 10.50%,
             1/31/17                                                                  Italy          2,600,000 EUR       3,445,403
      (e) Sinclair Television Group Inc., senior secured note, 144A, 9.25%,
             11/01/17                                                             United States      3,500,000           3,701,250
      (e) Sitel LLC, senior note, 144A, 11.50%, 4/01/18                           United States      1,700,000           1,721,250
          Time Warner Inc., 7.625%, 4/15/31                                       United States      3,200,000           3,664,928
      (e) UPC Germany GmbH, senior sub. note, 144A, 9.625%, 12/01/19                 Germany           700,000 EUR       1,002,479
      (e) UPC Holding BV, senior note, 144A, 9.875%, 4/15/18                       Netherlands         800,000             844,000
          Viacom Inc., senior note, 6.875%, 4/30/36                               United States      3,300,000           3,509,510
      (e) Virgin Media Secured Finance, senior secured note, 144A, 6.50%,
             1/15/18                                                              United Kingdom     1,800,000           1,812,970
      (e) WMG Acquisition Corp., senior secured note, 144A, 9.50%,
             6/15/16                                                              United States      3,500,000           3,758,125
                                                                                                                   ---------------
                                                                                                                        58,691,316
                                                                                                                   ---------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.1%
      (e) Talecris Biotherapeutics Holdings Corp., senior note, 144A, 7.75%,
             11/15/16                                                             United States      1,900,000           1,919,000
                                                                                                                   ---------------
          REAL ESTATE 1.8%
      (e) Dexus Finance Property Ltd., 144A, 7.125%, 10/15/14                       Australia        4,000,000           4,317,376
      (e) Digital Realty Trust LP, 144A, 5.875%, 2/01/20                          United States      2,900,000           2,840,918
          Duke Realty LP, senior note, 8.25%, 8/15/19                             United States      4,000,000           4,468,572
          ERP Operating LP, 5.75%, 6/15/17                                        United States      1,100,000           1,138,065
          FelCor Lodging LP, senior secured note, 10.00%, 10/01/14                United States      3,500,000           3,623,500
          Forest City Enterprises Inc., senior note, 7.625%, 6/01/15              United States      3,100,000           2,898,500
          Healthcare Realty Trust Inc., senior note, 6.50%, 1/17/17               United States      4,000,000           4,107,016
          Kimco Realty Corp., senior note, 6.875%, 10/01/19                       United States      3,200,000           3,377,731
                                                                                                                   ---------------
                                                                                                                        26,771,678
                                                                                                                   ---------------
          RETAILING 0.9%
          Dollar General Corp., senior note, 10.625%, 7/15/15                     United States      3,000,000           3,307,500
   (e, g) Edcon Holdings, 144A, FRN, 6.15%, 6/15/15                                South Africa      1,700,000 EUR       1,523,773
   (e, g) Edcon Proprietary Ltd., senior secured note, 144A, FRN, 3.90%,
             6/15/14                                                               South Africa      2,300,000 EUR       2,392,710
          Michaels Stores Inc., senior note, 10.00%, 11/01/14                     United States      3,700,000           3,922,000
      (e) QVC Inc., senior secured note, 144A, 7.50%, 10/01/19                    United States      1,400,000           1,433,250
                                                                                                                   ---------------
                                                                                                                        12,579,233
                                                                                                                   ---------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
      (e) Advanced Micro Devices Inc., senior note, 144A, 8.125%, 12/15/17        United States        800,000             828,000
          Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14             United States      4,000,000           3,840,000
                                                                                                                   ---------------
                                                                                                                         4,668,000
                                                                                                                   ---------------
          SOFTWARE & SERVICES 0.4%
          SunGard Data Systems Inc.,
             senior note, 9.125%, 8/15/13                                         United States      2,100,000           2,163,000
             senior sub. note, 10.25%, 8/15/15                                    United States      3,000,000           3,168,750
                                                                                                                   ---------------
                                                                                                                         5,331,750
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
          Jabil Circuit Inc., senior note, 7.75%, 7/15/16                         United States      1,800,000     $     1,903,500
          Sanmina-SCI Corp.,
   (e, g)    senior note, 144A, FRN, 3.007%, 6/15/14                              United States        500,000             475,000
             senior sub. note, 6.75%, 3/01/13                                     United States      2,300,000           2,311,500
             senior sub. note, 8.125%, 3/01/16                                    United States      1,000,000           1,011,250
      (e) ViaSat Inc., senior note, 144A, 8.875%, 9/15/16                         United States        700,000             721,875
                                                                                                                   ---------------
                                                                                                                         6,423,125
                                                                                                                   ---------------
          TELECOMMUNICATION SERVICES 3.0%
      (e) America Movil SAB de CV, senior note, 144A, 5.00%, 3/30/20                  Mexico         4,500,000           4,458,897
          Crown Castle International Corp.,
             senior bond, 7.125%, 11/01/19                                        United States        200,000             203,500
             senior note, 9.00%, 1/15/15                                          United States      2,800,000           3,045,000
      (e) Digicel Group Ltd., senior note, 144A,
             8.875%, 1/15/15                                                         Jamaica         3,700,000           3,639,875
             8.25%, 9/01/17                                                          Jamaica           300,000             298,500
          Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16                        Bermuda         3,000,000           3,262,500
          Intelsat Subsidiary Holding Co. Ltd., senior note, 8.50%, 1/15/13          Bermuda         3,500,000           3,570,000
          MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14                    United States      3,700,000           3,801,750
          Millicom International Cellular SA, senior note, 10.00%, 12/01/13         Luxembourg       3,400,000           3,544,500
   (e, h) New Communications Holdings, senior note, 144A,
             8.25%, 4/15/17                                                       United States        600,000             613,500
             8.50%, 4/15/20                                                       United States        600,000             607,500
             8.75%, 4/15/22                                                       United States      1,400,000           1,407,000
          Qwest Communications International Inc., senior note, 7.50%,
             2/15/14                                                              United States      3,500,000           3,578,750
          Qwest Corp., senior note, 8.375%, 5/01/16                               United States      1,600,000           1,808,000
      (e) SBA Telecommunications Inc., senior note, 144A, 8.25%, 8/15/19          United States      1,400,000           1,498,000
          Sprint Nextel Corp., senior note, 8.375%, 8/15/17                       United States      4,000,000           4,040,000
          Verizon New York Inc., senior deb., B, 7.375%, 4/01/32                  United States        400,000             431,215
      (e) Wind Acquisition Finance SA, senior note, 144A,
             10.75%, 12/01/15                                                         Italy          3,400,000           3,689,000
             11.75%, 7/15/17                                                          Italy            400,000             446,000
   (e, i) Wind Acquisition Holding, senior note, 144A, PIK, 12.25%, 7/15/17           Italy            500,000 EUR         660,326
                                                                                                                   ---------------
                                                                                                                        44,603,813
                                                                                                                   ---------------
          TRANSPORTATION 0.4%
      (e) Ceva Group PLC, senior secured note, 144A,
             11.625%, 10/01/16                                                    United Kingdom       100,000             107,250
             11.50%, 4/01/18                                                      United Kingdom     2,900,000           3,023,250
      (e) Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14         United States      2,700,000           2,862,000
                                                                                                                   ---------------
                                                                                                                         5,992,500
                                                                                                                   ---------------
          UTILITIES 2.4%
          Ameren Corp., senior note, 8.875%, 5/15/14                              United States      3,400,000           3,926,249
          CenterPoint Energy Inc., senior note,
             6.125%, 11/01/17                                                     United States      1,800,000           1,902,089
             6.50%, 5/01/18                                                       United States      1,000,000           1,060,537
          CMS Energy Corp., senior note, 8.75%, 6/15/19                           United States      1,800,000           2,041,362
          Dynegy Holdings Inc., senior note, 8.375%, 5/01/16                      United States      4,000,000           3,340,000
          Edison Mission Energy, senior note, 7.00%, 5/15/17                      United States        500,000             351,250
      (e) Enogex LLC, senior note, 144A, 6.25%, 3/15/20                           United States      4,000,000           3,982,856
      (e) Infinis PLC, senior note, 144A, 9.125%, 12/15/14                        United Kingdom       600,000 GBP         942,227
      (e) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17                   Netherlands       4,000,000           4,140,000
          Mirant North America LLC, senior note, 7.375%, 12/31/13                 United States      4,000,000           4,010,000
          NRG Energy Inc., senior note,
             7.25%, 2/01/14                                                       United States        700,000             707,000
             7.375%, 2/01/16                                                      United States      4,500,000           4,477,500
          Texas Competitive Electric Holdings Co. LLC, senior note, A,
             10.25%, 11/01/15                                                     United States      6,500,000           4,550,000
                                                                                                                   ---------------
                                                                                                                        35,431,070
                                                                                                                   ---------------
          TOTAL CORPORATE BONDS (COST $549,853,981)                                                                    582,024,417
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-
          BACKED SECURITIES 6.3%
          BANKS 4.8%
      (g) Banc of America Commercial Mortgage Inc., 2005-6, A4, FRN,
             5.350%, 9/10/47                                                       United States        2,000,000  $     2,084,413
      (g) Citibank Credit Card Issuance Trust, 2005-A3, A3, FRN, 0.317%,
             4/24/14                                                               United States        1,000,000          994,397
          Citigroup Commercial Mortgage Trust,
      (g)    2007-C6, AM, FRN, 5.888%, 6/10/17                                     United States        1,200,000        1,017,723
             2008-C7, A4, 6.298%, 12/10/49                                         United States        8,700,000        8,783,704
          Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3,
             A5, 5.617%, 10/15/48                                                  United States        9,800,000       10,042,664
          Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%,
             3/25/34                                                               United States        1,275,000          657,363
          GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
             1/10/38                                                               United States          934,225          977,588
          Greenwich Capital Commercial Funding Corp.,
             2004-GG1, A7, 5.317%, 6/10/36                                         United States        3,005,000        3,162,525
             2005-GG5, A5, 5.224%, 4/10/37                                         United States        7,695,000        7,740,825
      (g)    2006-GG7, A4, FRN, 6.085%, 7/10/38                                    United States        4,000,000        4,084,368
          GS Mortgage Securities Corp. II,
             2003-C1, A3, 4.608%, 1/10/40                                          United States        1,100,000        1,139,656
      (g)    2006-GG6, A4, FRN, 5.553%, 4/10/38                                    United States        4,000,000        4,026,484
          LB-UBS Commercial Mortgage Trust,
      (g)    2002-C2, A4, FRN, 5.594%, 6/15/31                                     United States        1,000,000        1,062,947
             2005-C5, A4, 4.954%, 9/15/30                                          United States        3,500,000        3,554,628
             2006-C1, A4, 5.156%, 2/15/31                                          United States        5,700,000        5,787,962
      (g) Morgan Stanley Capital I Trust, 2004-IQ7, A4, FRN, 5.537%,
             6/15/38                                                               United States        4,000,000        4,158,079
   (e, g) Schilier Park CLO Ltd., 2007-1A, A2, 144A, FRN, 0.489%, 4/25/21          United States        4,400,000        3,916,616
   (e, g) Wachovia Bank Commercial Mortgage Trust, 2007-WHL8, A1,
             144A, FRN, 0.31 %, 6/15/20                                            United States        7,089,965        6,264,198
                                                                                                                   ---------------
                                                                                                                        69,456,140
                                                                                                                   ---------------
          DIVERSIFIED FINANCIALS 1.5%
      (g) American Express Credit Account Master Trust, 2008-1, A, FRN,
             0.68%, 8/15/13                                                        United States        2,800,000        2,807,590
   (e, g) Armstrong Loan Funding Ltd., 2008-1A, B, 144A, FRN, 1.249%,
             8/01/16                                                              Cayman Islands        5,361,142        5,000,659
   (e, g) Babson CLO Ltd., 2005-2A, A1, 144A, FRN, 0.499%, 7/20/19                Cayman Islands        2,045,349        1,865,175
   (e, g) Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.596%, 3/11/21                Cayman Islands        1,251,000        1,071,794
      (g) Chase Issuance Trust, sub. note, 2006-A7, A, FRN, 0.24%,
             2/15/13                                                               United States          800,000          799,285
   (e, g) Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.251%,
             10/15/21                                                             Cayman Islands          860,000          690,116
          JPMorgan Chase Commercial Mortgage Securities Corp.,
      (g)    2004-CB9, A4, FRN, 5.376%, 6/12/41                                    United States        5,096,445        5,250,894
             2004-LN2, A2, 5.115%, 7/15/41                                         United States          412,616          421,812
             2005-LDP2, AM, 4.78%, 7/15/42                                         United States          775,000          725,377
      (g)    2005-LDP5, M, FRN, 5.344%, 12/15/44                                   United States        3,400,000        3,524,202
          Residential Asset Securities Corp., 2004-KS1, Al4, 4.213%,
             4/25/32                                                               United States          102,059           96,732
                                                                                                                   ---------------
                                                                                                                        22,253,636
                                                                                                                   ---------------
          TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
             SECURITIES (COST $88,069,628)                                                                              91,709,776
                                                                                                                   ---------------
          MORTGAGE-BACKED SECURITIES 3.5%
      (g) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.0%(d)
          FHLMC, 2.598%, 1/01/33                                                   United States          130,103          132,395
                                                                                                                   ---------------
          FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 1.6%
          FHLMC Gold 15 Year, 4.50%, 10/01/18 - 6/01/19                            United States        1,930,199        2,025,965
          FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19                            United States        2,212,637        2,359,714
          FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19                             United States          632,692          682,500

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          FHLMC Gold 15 Year, 6.00%, 5/01/17                                      United States            22,587  $        24,502
          FHLMC Gold 15 Year, 6.50%, 5/01/16                                      United States             8,269            8,953
          FHLMC Gold 30 Year, 5.00%, 4/01/34 - 6/01/38                            United States         6,571,179        6,803,667
          FHLMC Gold 30 Year, 5.50%, 3/01/33 - 6/01/36                            United States         5,497,462        5,823,932
          FHLMC Gold 30 Year, 6.00%, 4/01/33 - 2/01/36                            United States         4,427,036        4,781,266
          FHLMC Gold 30 Year, 6.50%, 12/01/23 - 6/01/36                           United States           470,877          515,630
          FHLMC Gold 30 Year, 7.00%, 9/01/21 - 1/01/32                            United States           110,274          124,199
          FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31                            United States             2,446            2,797
                                                                                                                   ---------------
                                                                                                                        23,153,125
                                                                                                                   ---------------
      (g) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.0%(d)
          FNMA, 2.732%, 12/01/34                                                  United States           509,769          527,471
          FNMA, 4.171%, 4/01/20                                                   United States           101,352          104,932
                                                                                                                   ---------------
                                                                                                                           632,403
                                                                                                                   ---------------
          FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 1.6%
          FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20                                  United States           483,071          507,625
          FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18                                 United States           563,094          601,039
          FNMA 15 Year, 5.50%, 10/01/16 - 1/01/18                                 United States            41,991           45,275
          FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16                                  United States            10,446           11,313
          FNMA 15 Year, 7.00%, 5/01/12                                            United States             1,030            1,070
          FNMA 30 Year, 4.50%, 4/01/39                                            United States         3,494,122        3,501,250
          FNMA 30 Year, 5.00%, 4/01/34 - 3/01/37                                  United States         4,470,261        4,621,694
          FNMA 30 Year, 5.50%, 8/01/33 - 9/01/35                                  United States         3,424,387        3,627,449
          FNMA 30 Year, 6.00%, 6/01/34 - 10/01/38                                 United States         6,662,939        7,135,633
          FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37                                 United States         2,779,153        3,028,929
                                                                                                                   ---------------
                                                                                                                        23,081,277
                                                                                                                   ---------------
          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.3%
          GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34                            United States         1,400,881        1,466,872
          GNMA I SF 30 Year, 5.50%, 12/15/32 - 6/15/36                            United States         1,733,259        1,846,507
          GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32                            United States             6,968            7,649
          GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32                            United States           104,566          117,463
          GNMA I SF 30 Year, 7.50%, 9/15/30                                       United States             2,236            2,532
          GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33                           United States           392,322          410,119
          GNMA II SF 30 Year, 6.00%, 11/20/34                                     United States           438,047          473,469
          GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34                            United States           161,027          176,521
          GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32                            United States            46,773           52,688
                                                                                                                   ---------------
                                                                                                                         4,553,820
                                                                                                                   ---------------
          TOTAL MORTGAGE-BACKED SECURITIES (COST $48,928,206)                                                           51,553,020
                                                                                                                   ---------------
          U.S. GOVERNMENT AND AGENCY SECURITIES 4.9%
          FHLMC,
             3.75%, 6/28/13                                                       United States         3,000,000        3,176,334
             5.625%, 3/15/11                                                      United States         2,700,000        2,830,272
             senior note, 4.75%, 3/05/12                                          United States           700,000          748,574
          FNMA,
             1.375%, 4/28/11                                                      United States         5,500,000        5,545,656
             4.125%, 4/15/14                                                      United States           700,000          749,940
          U.S. Treasury Bond,
             4.50%, 2/15/16                                                       United States         5,600,000        6,100,943
             4.50%, 5/15/17                                                       United States         1,000,000        1,079,376
             7.125%, 2/15/23                                                      United States         1,980,000        2,552,036
             7.875%, 2/15/21                                                      United States         2,600,000        3,497,408
          U.S. Treasury Note,
             4.125%, 5/15/15                                                      United States         6,700,000        7,207,217
             4.625%, 2/15/17                                                      United States           600,000          653,531
             4.75%, 8/15/17                                                       United States         2,900,000        3,170,970
      (l)    Index Linked, 1.625%, 1/15/15                                        United States         9,985,255       10,442,390
      (l)    Index Linked, 2.00%, 1/15/14                                         United States         7,973,569        8,473,783
      (l)    Index Linked, 2.00%, 7/15/14                                         United States         3,448,280        3,671,611
      (l)    Index Linked, 2.00%, 1/15/16                                         United States         4,475,668        4,754,699
      (l)    Index Linked, 2.50%, 7/15/16                                         United States         5,900,659        6,454,766
                                                                                                                   ---------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $67,915,131)                                                71,109,506
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          FOREIGN GOVERNMENT AND AGENCY SECURITIES 24.6%
          European Investment Bank, senior note, 1612/37, 6.50%, 9/10/14        Supranational(m)       4,555,000 NZD   $ 3,388,819
   (g, n) Government of Argentina, senior bond, FRN, 0.389%, 8/03/12               Argentina          48,392,000        16,332,300
          Government of Australia, TB123, 5.75%, 4/15/12                           Australia          20,350,000 AUD    18,953,404
          Government of Hungary, 6.25%, 1/29/20                                     Hungary            6,230,000         6,635,012
          Government of Indonesia,
             FR19, 14.25%, 6/15/13                                                 Indonesia      35,480,000,000 IDR     4,584,232
             FR20, 14.275%, 12/15/13                                               Indonesia      23,637,000,000 IDR     3,111,182
             FR26, 11.00%, 10/15/14                                                Indonesia       1,800,000,000 IDR       219,061
             FR34, 12.80%, 6/15/21                                                 Indonesia      39,455,000,000 IDR     5,442,012
             FR42, 10.25%, 7/15/27                                                 Indonesia      28,000,000,000 IDR     3,132,150
             FR44, 10.00%, 9/15/24                                                 Indonesia      23,400,000,000 IDR     2,636,408
      (e)    senior bond, 144A, 6.625%, 2/17/37                                    Indonesia             330,000           338,594
      (e)    senior bond, 144A, 7.75%, 1/17/38                                     Indonesia           4,000,000         4,663,333
      (e)    senior bond, 144A, 8.50%, 10/12/35                                    Indonesia             360,000           450,000
          Government of Israel, 2680, 7.00%, 4/29/11                                 Israel           12,235,000 ILS     3,476,291
          Government of Malaysia,
             2.509%, 8/27/12                                                        Malaysia           3,600,000 MYR     1,089,874
             3.461%, 7/31/13                                                        Malaysia           6,400,000 MYR     1,970,064
             3.756%, 4/28/11                                                        Malaysia          40,605,000 MYR    12,623,022
             3.814%, 2/15/17                                                        Malaysia          11,400,000 MYR     3,467,661
             3.833%, 9/28/11                                                        Malaysia          27,100,000 MYR     8,450,456
             4.24%, 2/07/18                                                         Malaysia           6,600,000 MYR     2,051,431
          Government of Mexico,
             M 10, 8.00%, 12/17/15                                                   Mexico              350,000(o)MXN   2,962,253
             M 20, 10.00%, 12/05/24                                                  Mexico            1,516,000(o)MXN  14,470,333
          Government of Norway, 6.00%, 5/16/11                                       Norway          136,770,000 NOK    23,950,573
          Government of Poland,
             4.25%, 5/24/11                                                          Poland            1,230,000 PLN       432,535
             4.75%, 4/25/12                                                          Poland           38,300,000 PLN    13,487,071
             5.75%, 4/25/14                                                          Poland            8,010,000 PLN     2,875,388
             5.75%, 9/23/22                                                          Poland           19,100,000 PLN     6,746,861
             6.25%, 10/24/15                                                         Poland            9,100,000 PLN     3,357,717
             senior note, 6.375%, 7/15/19                                            Poland            6,000,000         6,592,620
      (e) Government of Russia, 144A, 7.50%, 3/31/30                                 Russia           18,580,320        21,418,464
          Government of South Africa,
             6.875%, 5/27/19                                                      South Africa         3,245,000         3,632,778
             senior note, 5.875%, 5/30/22                                         South Africa         3,500,000         3,594,063
          Government of Sri Lanka, A,
             8.50%, 1/15/13                                                        Sri Lanka          50,900,000 LKR       424,431
             11.00%, 8/01/15                                                       Sri Lanka         200,400,000 LKR     1,715,705
             11.25%, 7/15/14                                                       Sri Lanka         176,100,000 LKR     1,513,186
             12.00%, 7/15/11                                                       Sri Lanka          14,460,000 LKR       130,067
             13.50%, 2/01/13                                                       Sri Lanka          59,500,000 LKR       552,652
          Government of Sweden,
             5.25%, 3/15/11                                                          Sweden          211,360,000 SEK    30,584,386
             5.50%, 10/08/12                                                         Sweden           13,990,000 SEK     2,125,192
          Government of the Hellenic Republic, 6.00%, 7/19/19                        Greece            5,000,000 EUR     6,540,464
          Government of Venezuela,
             10.75%, 9/19/13                                                       Venezuela           7,830,000         7,664,004
      (p)    senior bond, Reg S, 5.375%, 8/07/10                                   Venezuela           3,035,000         3,027,413
      (e) Government of Vietnam, 144A, 6.75%, 1/29/20                               Vietnam            5,345,000         5,470,608
          KfW Bankengruppe, senior note, 6.50%, 11/15/11                            Germany            3,588,000 NZD     2,644,960
          Korea Development Bank, senior note, 8.00%, 1/23/14                     South Korea          4,100,000         4,731,913
          Korea Treasury Bond,
             0400-1206, 4.00%, 6/10/12                                            South Korea     31,013,880,000 KRW    27,626,147
             0475-1112, 4.75%, 12/10/11                                           South Korea     18,681,350,000 KRW    16,914,322
             0525-1209, 5.25%, 9/10/12                                            South Korea      2,850,000,000 KRW     2,605,513
             0525-1303, 5.25%, 3/10/13                                            South Korea        346,570,000 KRW       316,899
             0550-1106, 5.50%, 6/10/11                                            South Korea      3,511,820,000 KRW     3,200,466
          New South Wales Treasury Corp., senior note, 5.50%, 3/01/17              Australia           3,540,000 AUD     3,167,130
          Nota Do Tesouro Nacional,
             10.00%, 1/01/12                                                         Brazil                6,910(q)BRL   3,787,282
             10.00%, 1/01/14                                                         Brazil                2,700(q)BRL   1,424,113
             10.00%, 1/01/17                                                         Brazil               23,200(q)BRL  11,732,036
      (r)    Index Linked, 6.00%, 5/15/15                                            Brazil                6,290(q)BRL   6,639,711

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

      (r)    Index Linked, 6.00%, 5/15/45                                            Brazil           1,725(q)BRL  $    1,812,356
          Province of Ontario, 6.25%, 6/16/15                                        Canada         997,000 NZD           729,218
          Queensland Treasury Corp.,
             11, 6.00%, 6/14/11                                                     Australia       890,000 AUD           827,029
             13, 6.00%, 8/14/13                                                     Australia       600,000 AUD           557,419
             17, 6.00%, 9/14/17                                                     Australia     1,200,000 AUD         1,101,713
      (e)    144A, 7.125%, 9/18/17                                                  Australia     5,640,000 NZD         4,256,482
                                                                                                                   --------------
          TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $338,846,300)                                          360,358,779
                                                                                                                   --------------
          MUNICIPAL BONDS 3.0%
          California State GO,
      (h)    7.625%, 3/01/40                                                      United States   2,400,000             2,501,208
             Build America Bonds, Various Purpose, 7.55%, 4/01/39                 United States   8,500,000             8,796,395
             Refunding, 5.00%, 4/01/38                                            United States  12,000,000            11,083,680
             Various Purpose, 6.00%, 4/01/38                                      United States   7,000,000             7,377,370
             Various Purpose, Refunding, 6.00%, 3/01/33                           United States   4,000,000             4,260,960
             Various Purpose, Refunding, 5.25%, 3/01/38                           United States   2,335,000             2,239,242
          Clovis USD, GO, Capital Appreciation, Election of 2004, Series A,
             NATL Insured, zero cpn.,
             8/01/25                                                              United States   2,500,000             1,049,000
             8/01/26                                                              United States   1,290,000               505,809
             8/01/27                                                              United States   1,720,000               629,348
             8/01/29                                                              United States   1,720,000               545,842
      (e) New York City IDA, 144A, 11.00%, 3/01/29                                United States     600,000               681,900
          New York City Municipal Water Finance Authority Water and
             Sewer Revenue, Build America Bonds, Second General,
             Refunding, Series EE, 6.491%, 6/15/42                                United States   2,000,000             2,014,720
          Poway USD, GO, Election of 2008, 10 07-1-A, zero cpn.,
             8/01/27                                                              United States     370,000               134,251
             8/01/30                                                              United States     370,000               108,273
             8/01/32                                                              United States     460,000               115,713
             8/01/33                                                              United States     245,000                57,543
          San Diego County Water Authority Financing Agency Water
             Revenue, Build America Bonds, San Diego Water, Series B,
             6.138%, 5/01/49                                                      United States   2,175,000             2,233,290
          San Mateo County Community College District GO, Election of
             2001, Series C, NATL Insured, zero cpn.,
             9/01/30                                                              United States     895,000               271,086
             3/01/31                                                              United States     245,000                70,859
                                                                                                                   --------------
          TOTAL MUNICIPAL BONDS (COST $43,622,004)                                                                     44,676,489
                                                                                                                   --------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $1,344,583,619)                                     1,411,073,289
                                                                                                                   --------------
          SHORT TERM INVESTMENTS
          FOREIGN GOVERNMENT AND AGENCY SECURITIES 1.2%
      (s)    Egypt Treasury Bill,
             8/03/10 - 3/08/11                                                        Egypt      60,500,000 EGP        10,213,326
             Government of Malaysia, 3.869%, 4/13/10                                Malaysia      8,750,000 MYR         2,687,010
      (s)    Israel Treasury Bill,
             10/06/10 - 1/05/11                                                      Israel      16,820,000 ILS         4,488,412
                                                                                                                   --------------
          TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $17,157,435)                                            17,388,748
                                                                                                                   --------------
          TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS (COST $1,361,741,054)                                         1,428,462,037
                                                                                                                   --------------
          MONEY MARKET FUNDS (COST $24,174,914) 1.6%

                                                                                     SHARES
                                                                                ----------------
      (t) Institutional Fiduciary Trust Money Market Portfolio, 0.00%             United States    24,174,914          24,174,914
                                                                                                                   --------------
          TOTAL INVESTMENTS (COST $1,385,915,968) 99.0%                                                             1,452,636,951
          OTHER ASSETS, LESS LIABILITIES 1.0%                                                                          13,997,980
                                                                                                                   --------------
          NET ASSETS 100.0%                                                                                        $1,466,634,931
                                                                                                                   ==============

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

(a)  Non-income producing.

(b)  See Note 5 regarding restricted securities.

(c)  See Note 8 regarding other considerations.

(d)  Rounds to less than 0.1% of net assets.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2010, the aggregate value of these securities was $224,667,160, representing 15.32% of net assets.

(f)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(g)  The coupon rate shown represents the rate at period end.

(h) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(i)  Income may be received in additional securities and/or cash.

(j) Defaulted security or security for which income has been deemed uncollectible.

(k)  Perpetual security with no stated maturity date.

(l)  Principal amount of security is adjusted for inflation.

(m) A supranational organization is an entity formed by two or more central governments through international treaties.

(n) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(o)  Principal amount is stated in 100 Mexican Peso Units.

(p) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2010, the value of this security was $3,027,413, representing 0.21% of net assets.

(q)  Principal amount is stated in 1,000 Brazilian Real Units.

(r)  Redemption price at maturity is adjusted for inflation.

(s)  The security is traded on a discount basis with no stated coupon rate.

(t) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

At March 31, 2010, the fund had the following forward exchange contracts outstanding. See Note 3.

                                                          CONTRACT        SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY          COUNTERPARTY   TYPE      QUANTITY        AMOUNT*           DATE      APPRECIATION   DEPRECIATION
---------------   ------------   ----   --------------   ----------       ----------   ------------   ------------
Indian Rupee      DBAB           Buy        20,841,000      402,771          4/09/10    $    61,757    $        --
Indian Rupee      DBAB           Buy        44,691,000      863,094          4/12/10        132,773             --
Indian Rupee      JPHQ           Buy        30,019,000      575,407          4/13/10         93,460             --
Indian Rupee      JPHQ           Buy        29,466,000      575,395          4/15/10         81,037             --
Indian Rupee      DBAB           Buy        10,360,000      201,949          4/19/10         28,767             --
Indian Rupee      JPHQ           Buy        14,719,000      288,495          4/19/10         39,296             --
Indian Rupee      DBAB           Buy        20,931,000      403,906          4/26/10         61,944             --
Chilean Peso      JPHQ           Buy       234,301,000      400,412          4/27/10         46,326             --
Chilean Peso      CITI           Buy       235,141,000      400,410          4/27/10         47,929             --
Indian Rupee      JPHQ           Buy         2,986,000       57,700          4/27/10          8,752             --
Chilean Peso      CITI           Buy       377,668,000      640,658          4/28/10         79,449             --
Chilean Peso      UBSW           Buy        47,289,000       80,083          4/28/10         10,084             --
Indian Rupee      JPHQ           Buy        14,815,000      288,510          4/28/10         41,163             --
Indian Rupee      JPHQ           Buy        14,829,000      288,502          4/30/10         41,425             --
Euro              DBAB           Sell          683,564    1,021,586          5/20/10         98,022             --
Indian Rupee      DBAB           Buy        28,359,000      577,824          6/01/10         51,114             --
Indian Rupee      HSBC           Buy           841,000       17,340          6/02/10          1,310             --
Indian Rupee      HSBC           Buy         4,160,000       86,667          6/03/10          5,577             --
Indian Rupee      HSBC           Buy        27,770,000      577,819          6/04/10         37,895             --
Indian Rupee      DBAB           Buy        13,885,000      288,910          6/07/10         18,867             --
Indian Rupee      HSBC           Buy         5,576,000      115,565          6/08/10          8,023             --
Indian Rupee      DBAB           Buy         7,004,000      145,311          6/08/10          9,927             --
Indian Rupee      DBAB           Buy         5,655,000      116,238          6/10/10          9,079             --
Indian Rupee      BZWS           Buy         8,457,000      174,371          6/11/10         13,023             --
Indian Rupee      HSBC           Buy         5,667,000      116,246          6/11/10          9,326             --
Indian Rupee      DBAB           Buy        14,156,000      290,618          6/16/10         22,921             --
Indian Rupee      DBAB           Buy        12,894,000      261,542          6/21/10         23,922             --
Euro              UBSW           Sell        4,274,000    5,960,264          6/29/10        185,616             --
New Zealand
Dollar            DBAB           Sell        9,750,548    6,000,000          7/06/10             --       (878,153)
New Zealand
Dollar            DBAB           Buy         1,030,548      754,052          7/06/10             --        (27,091)
New Zealand
Dollar            DBAB           Buy         8,720,000    6,042,960          7/06/10        108,232             --
New Zealand
Dollar            DBAB           Sell          979,356      630,215          7/30/10             --        (59,356)
New Zealand
Dollar            DBAB           Buy           979,356      714,930          7/30/10             --        (25,359)
New Zealand
Dollar            DBAB           Sell          975,630      626,696          8/03/10             --        (60,040)
New Zealand
Dollar            BZWS           Sell          381,918      245,192          8/03/10             --        (23,637)
New Zealand
Dollar            BZWS           Buy           381,918      277,502          8/03/10             --         (8,674)
New Zealand
Dollar            DBAB           Sell          386,535      246,957          8/04/10             --        (25,100)
New Zealand
Dollar            BZWS           Sell          352,796      226,495          8/04/10             --        (21,815)
New Zealand
Dollar            DBAB           Buy           386,535      282,054          8/04/10             --         (9,998)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

New Zealand
Dollar            HSBC           Sell       10,696,000    6,918,173          8/05/10             --       (609,470)
New Zealand
Dollar            HSBC           Buy        10,696,000    7,799,523          8/05/10             --       (271,880)
New Zealand
Dollar            CITI           Sell          968,880      632,703          8/05/10             --        (49,177)
New Zealand
Dollar            DBAB           Sell          526,935      343,456          8/05/10             --        (27,391)
Indonesian
Rupiah            HSBC           Buy    41,320,000,000    4,000,000          8/06/10        431,126             --
New Zealand
Dollar            CITI           Sell          695,629      454,604          8/06/10             --        (34,929)
New Zealand
Dollar            FBCO           Sell          347,171      226,095          8/06/10             --        (18,218)
New Zealand
Dollar            CITI           Sell          686,387      451,272          8/09/10             --        (31,645)
New Zealand
Dollar            DBAB           Sell          689,485      453,543          8/09/10             --        (31,554)
New Zealand
Dollar            FBCO           Sell          678,558      447,136          8/09/10             --        (30,273)
New Zealand
Dollar            FBCO           Sell          679,748      451,441          8/11/10             --        (26,732)
New Zealand
Dollar            DBAB           Sell        3,696,487    2,408,776          8/12/10             --       (191,339)
New Zealand
Dollar            DBAB           Sell        1,940,000    1,259,254          8/13/10             --       (105,240)
New Zealand
Dollar            DBAB           Sell        2,046,000    1,350,565          8/16/10             --        (88,152)
Brazilian Real    DBAB           Buy           231,000   11,218,977 JPY      8/17/10          5,100             --
Japanese Yen      UBSW           Sell       32,055,000      337,933          8/17/10             --         (5,183)
New Israeli
Shekel            CITI           Buy         2,500,000      659,735          8/17/10         15,556             --
Brazilian Real    DBAB           Buy           171,000    8,233,650 JPY      8/18/10          4,516             --
Chilean Peso      JPHQ           Buy     1,543,470,600    2,820,000          8/18/10        129,088             --
Japanese Yen      JPHQ           Sell       15,928,000      168,961          8/18/10             --         (1,533)
Brazilian Real    DBAB           Buy           256,000   12,033,536 JPY      8/19/10          9,860             --
Chilean Peso      JPHQ           Buy       509,866,000      922,000          8/19/10         52,214             --
Japanese Yen      HSBC           Sell       15,854,000      168,516          8/19/10             --         (1,188)
New Israeli
Shekel            DBAB           Buy           250,000       65,859          8/19/10          1,668             --
New Israeli
Shekel            CITI           Buy         2,501,000      658,896          8/19/10         16,644             --
Euro              BZWS           Sell        2,124,000    3,001,318          8/20/10        131,768             --
Euro              UBSW           Sell        1,750,000    2,466,888          8/20/10        102,616             --
Japanese Yen      DBAB           Sell       15,915,000      168,523          8/20/10             --         (1,836)
Japanese Yen      BZWS           Sell       15,895,000      168,776          8/20/10             --         (1,369)
New Israeli
Shekel            CITI           Buy           959,500      251,040          8/20/10          8,124             --
Euro              UBSW           Sell        1,750,000    2,475,305          8/23/10        111,043             --
Japanese Yen      CITI           Sell       31,757,000      337,544          8/23/10             --         (2,402)
Japanese Yen      FBCO           Sell       31,524,000      337,543          8/23/10             92             --
New Israeli
Shekel            CITI           Buy         1,637,500      429,429          8/23/10         12,844             --
Japanese Yen      JPHQ           Sell       31,689,000      337,539          8/24/10             --         (1,682)
Japanese Yen      BZWS           Sell       31,584,000      337,544          8/24/10             --           (553)
New Zealand
Dollar            FBCO           Sell        1,598,800    1,054,217          8/24/10             --        (69,344)
Japanese Yen      DBAB           Sell       15,708,000      168,776          8/25/10            625             --
New Zealand       DBAB           Sell        1,591,000    1,063,584          8/27/10             --        (54,237)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

Dollar
Brazilian Real    DBAB           Buy           171,000    7,989,633 JPY      8/31/10          6,827             --
Euro              DBAB           Sell        1,390,000    1,993,260          9/01/10        115,384             --
Japanese Yen      JPHQ           Sell       15,743,000      168,771          9/01/10            234             --
Mexican Peso      DBAB           Sell       26,215,919    1,880,491          9/01/10             --       (202,715)
Brazilian Real    DBAB           Buy           256,000   11,836,672 JPY      9/02/10         11,484             --
Japanese Yen      HSBC           Sell       15,578,000      168,770          9/02/10          1,999             --
Euro              BZWS           Sell        2,785,000    3,966,954          9/07/10        204,479             --
Japanese Yen      HSBC           Sell       23,462,000      253,156          9/09/10          1,965             --
Japanese Yen      DBAB           Sell       19,230,000      209,486          9/10/10          3,603             --
Japanese Yen      HSBC           Sell       23,382,000      253,162          9/10/10          2,825             --
Japanese Yen      UBSW           Sell       15,974,000      174,572          9/13/10          3,543             --
Brazilian Real    DBAB           Buy           384,000   17,904,883 JPY      9/15/10         14,952             --
Japanese Yen      UBSW           Sell       18,929,000      209,482          9/15/10          6,811             --
Japanese Yen      BZWS           Sell       12,568,000      139,652          9/15/10          5,088             --
Japanese Yen      HSBC           Sell       12,709,000      139,656          9/15/10          3,583             --
Japanese Yen      HSBC           Sell       18,851,000      209,479          9/16/10          7,642             --
Japanese Yen      DBAB           Sell        6,319,000       69,823          9/16/10          2,166             --
Japanese Yen      DBAB           Sell      634,550,000    7,000,000          9/17/10        205,824             --
United States
Dollar            UBSW           Buy         3,000,000    2,044,850 EUR      9/20/10        237,502             --
Japanese Yen      JPHQ           Sell       12,639,000      139,657          9/21/10          4,326             --
Japanese Yen      HSBC           Sell        6,266,000       69,824          9/21/10          2,731             --
Japanese Yen      JPHQ           Sell        3,050,000       33,704          9/24/10          1,045             --
Japanese Yen      JPHQ           Sell          302,000        3,356          9/27/10            122             --
Euro              UBSW           Sell        2,850,000    4,164,990         10/04/10        314,840             --
Philippine Peso   DBAB           Buy        21,010,000      435,477         10/04/10         21,179             --
Philippine Peso   HSBC           Buy        16,853,000      348,382         10/04/10         17,920             --
Philippine Peso   HSBC           Buy        25,126,000      522,580         10/05/10         23,489             --
Philippine Peso   DBAB           Buy        25,119,000      522,561         10/05/10         23,356             --
Philippine Peso   JPHQ           Buy         6,636,000      139,353         10/06/10          4,856             --
Philippine Peso   DBAB           Buy        20,621,000      435,483         10/07/10         12,599             --
Euro              BZWS           Sell        2,749,000    4,047,903         10/08/10        334,213             --
Philippine Peso   JPHQ           Buy         8,232,000      174,182         10/08/10          4,679             --
Philippine Peso   HSBC           Buy        16,532,000      348,383         10/08/10         10,816             --
Philippine Peso   DBAB           Buy        16,501,000      348,387         10/08/10         10,139             --
Philippine Peso   CITI           Buy         8,254,000      174,194         10/08/10          5,145             --
Philippine Peso   DBAB           Buy         4,913,000      104,510         10/12/10          2,200             --
Philippine Peso   JPHQ           Buy        18,311,000      391,264         10/13/10          6,414             --
Philippine Peso   HSBC           Buy         8,192,000      174,187         10/13/10          3,727             --
Euro              DBAB           Sell        2,030,000    3,019,016         10/19/10        276,674             --
Japanese Yen      DBAB           Sell      722,080,000    8,000,000         10/19/10        265,346             --
Philippine Peso   JPHQ           Buy       237,550,000    5,000,000         10/22/10        155,010             --
Chinese Yuan      HSBC           Buy         4,344,052      659,809         10/25/10             --        (21,417)
Japanese Yen      JPHQ           Sell      270,990,000    3,000,000         10/25/10         96,992             --
Chinese Yuan      HSBC           Buy         7,365,718    1,115,646         10/26/10             --        (33,160)
Euro              BZWS           Sell        1,993,000    2,981,727         10/26/10        289,390             --
Chinese Yuan      HSBC           Buy         4,405,928      666,001         10/27/10             --        (18,472)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

Euro              UBSW           Sell        2,679,000    4,011,936         10/27/10        392,888             --
Chinese Yuan      HSBC           Buy        73,370,000   11,000,000         10/29/10             --       (216,253)
Japanese Yen      JPHQ           Sell      360,360,000    4,000,000         11/02/10        139,140             --
Euro              UBSW           Sell        1,480,440    2,200,733         11/17/10        200,860             --
Philippine Peso   JPHQ           Buy       191,280,000    4,000,000         11/26/10        138,170             --
Euro              DBAB           Sell        5,029,668    7,496,720         11/29/10        702,415             --
Japanese Yen      BOFA           Sell      620,288,000    7,000,006         11/29/10        351,591             --
Euro              UBSW           Sell        3,920,000    5,857,852         12/02/10        562,555             --
Japanese Yen      BZWS           Sell      257,790,000    3,000,000         12/02/10        236,812             --
Mexican Peso      CITI           Sell        3,870,000      284,957         12/02/10             --        (18,992)
Japanese Yen      UBSW           Sell      351,760,000    4,000,000         12/10/10        229,114             --
Euro              UBSW           Sell        3,400,000    4,988,922         12/13/10        396,118             --
British Pound     DBAB           Sell          600,000      971,700         12/15/10         61,999             --
Euro              DBAB           Sell          486,875      709,815         12/15/10         52,134             --
Euro              CITI           Sell        3,868,000    5,655,635         12/16/10        430,663             --
Euro              UBSW           Sell        2,137,312    3,097,286         12/17/10        210,165             --
Philippine Peso   HSBC           Buy       142,980,000    3,000,000         12/28/10         84,605             --
Japanese Yen      HSBC           Sell      183,560,000    2,000,000          1/07/11         31,243             --
Chilean Peso      DBAB           Buy     2,449,000,000    5,000,000          1/10/11             --       (312,276)
Euro              UBSW           Sell        4,890,000    7,027,664          1/10/11        421,900             --
Indian Rupee      HSBC           Buy       139,650,000    3,000,000          1/10/11         40,110             --
Euro              BZWS           Sell        1,691,484    2,434,046          1/12/11        149,053             --
Euro              DBAB           Sell        2,187,000    3,124,130          1/12/11        169,754             --
Euro              JPHQ           Sell        1,802,953    2,609,820          1/13/11        174,237             --
Japanese Yen      BZWS           Sell      460,675,000    5,000,000          1/13/11         58,431             --
Philippine Peso   JPHQ           Buy        13,443,000      290,346          1/13/11             --           (719)
Philippine Peso   JPHQ           Buy        22,400,000      480,360          1/13/11          2,243             --
Philippine Peso   HSBC           Buy         5,750,000      122,942          1/14/11            930             --
Euro              BZWS           Sell        2,912,410    4,177,415          1/19/11        243,007             --
Japanese Yen      DBAB           Sell      271,680,000    3,000,000          1/19/11         85,366             --
Euro              BZWS           Sell        1,007,118    1,420,610          1/26/11         60,052             --
Euro              DBAB           Sell        3,157,264    4,457,899          1/27/11        192,602             --
Euro              DBAB           Sell        3,014,151    4,199,617          2/04/11        127,551             --
Chilean Peso      DBAB           Buy       725,000,000    1,345,083          2/08/11         43,138             --
Chilean Peso      BZWS           Buy       486,100,000      896,781          2/08/11         33,998             --
Chilean Peso      JPHQ           Buy       482,900,000      896,734          2/08/11         27,917             --
Indian Rupee      HSBC           Buy       186,760,000    4,000,086          2/08/11         56,480             --
Chilean Peso      BZWS           Buy     1,001,200,000    1,865,300          2/09/11         51,807             --
Euro              UBSW           Sell        2,151,000    2,944,719          2/11/11         38,688             --
Euro              DBAB           Sell        1,250,438    1,706,597          2/16/11         17,211             --
Euro              UBSW           Sell        3,690,000    4,985,375          3/01/11             --           (162)
Japanese Yen      JPHQ           Sell       85,800,000      960,290          3/01/11         38,999             --
Japanese Yen      UBSW           Sell       95,700,000    1,075,789          3/01/11         48,194             --
Japanese Yen      HSBK           Sell       85,800,000      960,839          3/01/11         39,547             --
                                                                                        -----------   ------------
                  Unrealized appreciation (depreciation)                                 11,474,706     (3,618,716)
                                                                                        -----------   ------------
                     Net unrealized appreciation (depreciation)                         $ 7,855,990
                                                                                        ===========

*    In U.S. dollars unless otherwise indicated.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

COUNTERPARTY

DBAB    Deutsche Bank AG
BOFA    Bank of America N.A.
BZWS    Barclays Bank PLC
CITI    Citibank NA
FBCO    Credit Suisse International
HSBC    HSBC Bank USA
HSBK    HSBC Bank PLC
JPHQ    JPMorgan Chase Bank, NA
UBSW    UBSAG

CURRENCY

AUD     Australian Dollar
BRL     Brazilian Real
EGP     Egyptian Pound
EUR     Euro
GBP     British Pound
IDR     Indonesian Rupiah
ILS     New Israeli Shekel
JPY     Japanese Yen
KRW     South Korean Won
LKR     Sri Lankan Rupee
MXN     Mexican Peso
MYR     Malaysian Ringgit
NOK     Norwegian Krone
NZD     New Zealand Dollar
PLN     Polish Zloty
SEK     Swedish Krona

SELECTED PORTFOLIO

CDO     Collateralized Debt Obligation
CLO     Collateralized Loan Obligation
DIP     Debtor-In-Possession
FRN     Floating Rate Note
GO      General Obligation
ID      Improvement District
IDA     Industrial Development Authority/Agency
LlC     Letter of Credit
NATL    National Public Financial Guarantee Corp.
PIK     Payment-In-Kind
SF      Single Family
USD     Unified/Union School District

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                       SHARES           VALUE
                                                                                                  ---------------  ---------------
          INVESTMENTS IN UNDERLYING FUNDS (a)
          DOMESTIC EQUITY 32.8%
          Mutual Shares Securities Fund, Class 1                                                       49,131,547  $   763,504,240
                                                                                                                   ---------------
          DOMESTIC HYBRID 32.7%
          Franklin Income Securities Fund, Class 1                                                     51,317,514      762,578,263
                                                                                                                   ---------------
          FOREIGN EQUITY 33.0%
          Templeton Growth Securities Fund, Class 1                                                    71,825,628      767,815,963
                                                                                                                   ---------------
          TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $2,098,934,141) 98.5%                                          2,293,898,466
          OTHER ASSETS, LESS LIABILITIES 1.5%                                                                           35,808,909
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $ 2,329,707,375
                                                                                                                   ===============

(a)  See Note 7 regarding investments in Underlying Funds.

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT           VALUE
                                                                                                  ---------------  ---------------
          MORTGAGE-BACKED SECURITIES 64.4%
      (a) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.1%
          FHLMC, 2.677%, 6/01/22                                                                  $       195,073  $       199,012
          FHLMC, 2.746%, 2/01/19                                                                          135,430          138,200
                                                                                                                   ---------------
                                                                                                                           337,212
                                                                                                                   ---------------
          FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 4.6%
          FHLMC Gold 30 Year, 5.00%, 9/01/33 - 6/01/37                                                 11,332,599       11,753,734
          FHLMC Gold 30 Year, 5.50%, 7/01/33 -1/01/35                                                   9,517,671       10,090,387
          FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35                                                  7,038,903        7,642,254
          FHLMC Gold 30 Year, 6.50%, 11/01/23 - 5/01/35                                                 2,516,150        2,764,825
          FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32                                                   998,473        1,124,123
          FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24                                                    61,536           69,873
          FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22                                                     41,922           48,135
          FHLMC Gold 30 Year, 8.50%, 10/01/21 - 7/01/31                                                 1,425,691        1,679,986
          FHLMC PC 30 Year, 8.00%, 1/01/17 - 9/01/17                                                        7,887            8,775
          FHLMC PC 30 Year, 8.50%, 9/01/20                                                                  1,927            2,223
                                                                                                                   ---------------
                                                                                                                        35,184,315
                                                                                                                   ---------------
      (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.3%
          FNMA, 2.748%, 2/01/19                                                                           151,150          156,343
          FNMA, 2.768%, 1/01/18                                                                         1,107,145        1,146,172
          FNMA, 3.023%, 9/01/18                                                                           363,707          379,055
          FNMA, 4.786%, 7/01/19                                                                           125,859          127,869
          FNMA, 6.269%, 3/01/20                                                                           111,153          113,986
                                                                                                                   ---------------
                                                                                                                         1,923,425
                                                                                                                   ---------------
          FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 10.0%
          FNMA 15 Year, 5.50%, 6/01/16 - 11/01/17                                                       1,059,081        1,141,945
          FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17                                                        1,217,016        1,319,173
          FNMA 30 Year, 5.00%, 3/01/34 - 7/01/35                                                        6,806,459        7,047,416
          FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35                                                      12,722,750       13,481,090
          FNMA 30 Year, 6.00%, 3/01/36                                                                  8,528,943        9,104,775
          FNMA 30 Year, 6.00%, 1/01/24 - 2/01/37                                                       19,142,869       20,448,444
          FNMA 30 Year, 6.00%, 8/01/38                                                                  8,698,909        9,252,237
          FNMA 30 Year, 6.50%, 1/01/24 - 9/01/36                                                        7,712,312        8,400,528
          FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25                                                          123,420          139,296
          FNMA 30 Year, 8.00%, 7/01/16 - 2/01/25                                                          217,892          251,767
          FNMA 30 Year, 8.50%, 10/01/19 - 8/01/21                                                           3,637            4,114
          FNMA 30 Year, 9.00%, 10/01/26                                                                   456,459          534,115
          FNMA GL 30 Year, 8.00%, 8/01/19 - 6/01/20                                                        61,205           67,482
          FNMA PL 30 Year, 5.50%, 4/01/34                                                               4,662,108        4,919,135
                                                                                                                   ---------------
                                                                                                                        76,111,517
                                                                                                                   ---------------
          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 49.4%
          GNMA I SF 30 Year, 4.50%, 3/15/39                                                             7,742,091        7,852,096
          GNMA I SF 30 Year, 4.50%, 9/15/39                                                             9,843,605        9,983,470
          GNMA I SF 30 Year, 4.50%, 1/15/39 - 3/15/40                                                  39,482,912       40,044,619
          GNMA I SF 30 Year, 5.00%, 8/15/39                                                            11,988,321       12,509,270
          GNMA I SF 30 Year, 5.00%, 6/15/30 - 1/15/40                                                  71,107,017       74,211,752
          GNMA I SF 30 Year, 5.00%, 2/15/40                                                            16,765,929       17,468,256
          GNMA I SF 30 Year, 5.00%, 3/15/40                                                             9,249,950        9,644,851
          GNMA I SF 30 Year, 5.50%, 11/15/28 - 11/15/39                                                54,689,744       58,117,800
          GNMA I SF 30 Year, 6.00%, 11/15/23 - 11/15/38                                                27,198,660       29,196,791
          GNMA I SF 30 Year, 6.50%, 5/15/23 - 9/15/38                                                   8,069,506        8,807,706
          GNMA I SF 30 Year, 7.00%, 3/15/22 - 1/15/32                                                   2,166,706        2,427,099
          GNMA I SF 30 Year, 7.50%, 2/15/17 - 8/15/33                                                   1,996,224        2,251,657
          GNMA I SF 30 Year, 8.00%, 2/15/17 - 6/15/24                                                     559,653          638,292
          GNMA I SF 30 Year, 8.25%, 4/15/25                                                                20,153           23,236
          GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24                                                    192,381          223,066
          GNMA I SF 30 Year, 9.00%, 6/15/16 - 5/15/20                                                      75,153           85,130
          GNMA I SF 30 Year, 9.50%, 7/15/16 - 6/15/21                                                     235,499          267,408
          GNMA I SF 30 Year, 10.00%, 10/15/17 - 8/15/21                                                   142,498          161,070
          GNMA II SF 30 Year, 4.50%, 10/20/39 - 2/20/40                                                 9,181,612        9,285,972
          GNMA II SF 30 Year, 5.00%, 9/20/33 - 12/20/39                                                18,778,366       19,603,701

      Quarterly Statement of Investments See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          GNMA II SF 30 Year, 5.50%, 2/20/36                                                      $    14,543,999  $    15,429,161
          GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/38                                                 24,795,112       26,349,223
          GNMA II SF 30 Year, 6.00%, 11/20/23 - 12/20/38                                               24,993,642       26,959,286
          GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34                                                 2,208,494        2,431,814
          GNMA II SF 30 Year, 7.00%, 5/20/32                                                               35,280           39,688
          GNMA II SF 30 Year, 7.50%, 5/20/17 - 5/20/33                                                    425,880          478,109
          GNMA II SF 30 Year, 8.00%, 7/20/16 - 8/20/26                                                     40,985           46,079
          GNMA II SF 30 Year, 9.50%, 4/20/25                                                                3,177            3,682
                                                                                                                   ---------------
                                                                                                                       374,540,284
                                                                                                                   ---------------
          TOTAL MORTGAGE-BACKED SECURITIES (COST $470,428,813)                                                         488,096,753
                                                                                                                   ---------------
          U.S. GOVERNMENT AND AGENCY SECURITIES 31.1 %
          FFCB, 4.45%, 8/27/10                                                                         15,000,000       15,256,725
          FHLB,
             2.75%, 6/18/10                                                                             6,000,000        6,032,364
             3.625%, 5/29/13                                                                            4,500,000        4,762,669
             4.875%, 5/14/10                                                                           10,000,000       10,055,480
             5.125%, 8/14/13                                                                           11,000,000       12,137,521
             5.375%, 8/19/11                                                                           12,000,000       12,732,900
          FHLMC,
             3.75%, 3/27/19                                                                            13,000,000       12,705,758
             5.125%, 11/17/17                                                                          10,000,000       10,960,950
      (b) FICO,
             15, Strip, 3/07/16                                                                        15,000,000       11,992,665
             16, Strip, 10/05/10                                                                        4,745,000        4,720,933
          FNMA,
             1.75%, 3/23/11                                                                             7,000,000        7,081,452
             1.75%, 5/07/13                                                                             7,900,000        7,885,796
             senior note, 5.375%, 6/12/17                                                              26,000,000       28,816,294
          HUD, 96-A,
             7.63%, 8/01/14                                                                             1,900,000        1,899,821
             7.66%, 8/01/15                                                                             2,010,000        2,009,934
          SBA,

      (a)    FRN, 4.85%, 6/25/19                                                                          402,033          407,051
      (a)    FRN, 4.875%, 3/25/18                                                                         606,295          613,627
             PC, 1995-20L, 1, 6.45%, 12/01/15                                                             528,704          570,681
             PC, 1996-20L, 1,6.70%, 12/01/16                                                              570,859          623,172
             PC, 1997-20G, 1,6.85%, 7/01/17                                                               617,245          663,431
             PC, 1998-201, 1,6.00%, 9/01/18                                                             1,733,685        1,875,498
          TVA,
             5.88%,4/01/36                                                                              5,000,000        5,384,385
             zero cpn. to 4/15/12, 8.25% thereafter, 4/15/42                                            6,000,000        6,018,654
          U.S. Treasury Bond, 2.75%, 2/15/19                                                           13,500,000       12,534,966
          U.S. Treasury Note,
             2.375%, 8/31/14                                                                            8,000,000        8,019,376
             2.375%, 9/30/14                                                                           17,000,000       17,009,299
             2.375%, 10/31/14                                                                           7,000,000        6,992,349
             3.125%, 8/31/13                                                                           12,000,000       12,524,064
             3.125%, 5/15/19                                                                            5,000,000        4,763,675
             4.75%, 5/15/14                                                                             8,000,000        8,834,376
                                                                                                                   ---------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $228,149,827)                                              235,885,866
                                                                                                                   ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $698,578,640)                                          723,982,619
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          SHORT TERM INVESTMENTS (COST $31,399,411) 4.1 %
          REPURCHASE AGREEMENTS 4.1 %

      (c) Joint Repurchase Agreement, 0.008%, 4/01/10 (Maturity Value $31,399,418)                $    31,399,411  $    31,399,411
          Banc of America Securities LLC (Maturity Value $3,932,777)
          Barclays Capital Inc. (Maturity Value $4,787,783)
          BNP Paribas Securities Corp. (Maturity Value $5,129,409)
          Deutsche Bank Securities Inc. (Maturity Value $3,870,920)
          HSBC Securities (USA) Inc. (Maturity Value $5,129,409)
          Morgan Stanley & Co. Inc. (Maturity Value $5,129,409)
          UBS Securities LLC (Maturity Value $3,419,711)
             Collateralized by U.S. Government Agency Securities, 0.375% - 6.25%,
                4/27/10 - 6/14/13; (b) U.S Government. Agency Discount Notes,
                4/05/10 - 9/27/10; and U.S. Treasury Notes, 1.375% - 4.00%,
                9/15/10 - 2/28/15
                                                                                                                   ---------------
          TOTAL INVESTMENTS (COST $729,978,051) 99.6%                                                                  755,382,030
          OTHER ASSETS, LESS LIABILITIES 0.4%                                                                            3,161,081
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $   758,543,111
                                                                                                                   ===============

(a)  The coupon rate shown represents the rate at period end.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2010, all repurchase agreements had been entered into on that date.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

FFCB   Federal Farm Credit Bank
FHLB   Federal Home Loan Bank
FICO   Financing Corp.
FRN    Floating Rate Note
GL     Government Loan
HUD    Housing and Urban Development
PC     Participation Certificate
PL     Project Loan
SBA    Small Business Administration
SF     Single Family
TVA    Tennessee Valley Authority

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN ZERO COUPON FUND - 2010
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT           VALUE
                                                                                                  ---------------  ---------------
          U.S. GOVERNMENT AND AGENCY SECURITIES 85.4%
          FHLMC, Strip,
             7/15/10                                                                              $    11,150,000  $    11,125,871
             1/15/11                                                                                   10,629,000       10,550,473
          FICO, Strip,
             19, 6/06/10                                                                                9,800,000        9,784,585
             A, 8/08/10                                                                                 7,000,000        6,977,404
          FNMA, Strip,
             8/01/10                                                                                    8,250,000        8,216,505
             8/12/10                                                                                    1,230,000        1,226,560
          International Bank for Reconstruction & Development
             (Supranational(a)),
             2, zero cpn., 2/15/11                                                                        500,000          496,444
             zero cpn., 2/15/11                                                                         1,392,000        1,382,100
          Resolution Funding, Strip, 10/15/10                                                          10,000,000        9,966,600
          TVA, Strip,
             4/15/10                                                                                   12,000,000       11,996,376
             10/15/10                                                                                   1,320,000        1,313,404
             1/15/11                                                                                   10,669,000       10,584,363
          U.S. Treasury, Strip,
             2/15/11                                                                                    1,000,000          996,620
             2/15/11                                                                                    4,000,000        3,986,084
                                                                                                                   ---------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $86,791,503)                                                88,603,389
                                                                                                                   ---------------
          SHORT TERM INVESTMENTS 14.7%
          U.S. GOVERNMENT AND AGENCY SECURITIES 11.5%
      (b) FNMA, 11/12/10                                                                                5,000,000        4,990,935
          U.S. Treasury, Strip, 11/15/10                                                                7,000,000        6,987,001
                                                                                                                   ---------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $11,980,291)                                                11,977,936
                                                                                                                   ---------------
          REPURCHASE AGREEMENTS (COST $3,321,538) 3.2%
      (c) Joint Repurchase Agreement, 0.008%, 4/01/10 (Maturity Value
             $3,321,539)                                                                                3,321,538        3,321,538
          Banc of America Securities LLC (Maturity Value $416,023)
          Barclays Capital Inc. (Maturity Value $506,467)
          BNP Paribas Securities Corp. (Maturity Value $542,607)
          Deutsche Bank Securities Inc. (Maturity Value $409,479)
          HSBC Securities (USA) Inc. (Maturity Value $542,607)
          Morgan Stanley & Co. Inc. (Maturity Value $542,607)
          UBS Securities LLC (Maturity Value $361,749)
             Collateralized by U.S. Government Agency Securities, 0.375% - 6.25%,
                4/27/10 - 6/14/13; (a) U.S. Government Agency Discount Notes,
                4/05/10 - 9/27/10; and U.S. Treasury Notes, 1.375% - 4.00%,
                9/15/10 - 2/28/15
                                                                                                                   ---------------
          TOTAL INVESTMENTS (COST $102,093,332) 100.1%                                                                 103,902,863

          OTHER ASSETS, LESS LIABILITIES (0.1)%                                                                           (110,972)
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $   103,791,891
                                                                                                                   ===============

(a) A supranational organization is an entity formed by two or more central governments through international treaties.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2010, all repurchase agreements had been entered into on that date.

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN ZERO COUPON FUND - 2010
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

FHLMC   Federal Home Loan Mortgage Corp.
FICO    Financing Corp.
FNMA    Federal National Mortgage Association
TVA     Tennessee Valley Authority

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                      SHARES/
                                                                                                     WARRANTS/
                                                                                     COUNTRY         CONTRACTS          VALUE
                                                                                ----------------  ---------------  ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 79.3%
          AIRLINES 0.0%
(a, b, c) Northwest Airlines Corp., Contingent Distribution                       United States         8,167,000  $            --
                                                                                                                   ---------------
          AUTO COMPONENTS 0.2%
(a, b, c) Collins & Aikman Products Co., Contingent Distribution                  United States           218,708            2,187
(a, b, c) Dana Holding Corp., Contingent Distribution                             United States         2,673,000
   (a, d) IACNA Investor LLC                                                      United States            47,271              473
(a, d, e) International Automotive Components Group Brazil LLC                       Brazil               424,073          648,189
(a, d, e) International Automotive Components Group Japan LLC                         Japan                74,174          505,230
(a, d, e) International Automotive Components Group LLC                            Luxembourg           1,512,200          799,304
(a, d, e) International Automotive Components Group NA LLC, A                     United States         1,353,608          810,026
                                                                                                                   ---------------
                                                                                                                         2,765,409
                                                                                                                   ---------------
          AUTOMOBILES 0.1%
          Daimler AG (EUR Traded)                                                    Germany               37,049        1,748,173
          Daimler AG (USD Traded)                                                    Germany                2,800          131,628
                                                                                                                   ---------------
                                                                                                                         1,879,801
                                                                                                                   ---------------
          BEVERAGES 5.3%
          Carlsberg AS, A                                                            Denmark                7,100          600,702
          Carlsberg AS, B                                                            Denmark              442,162       37,120,665
          Coca-Cola Enterprises Inc.                                              United States           189,800        5,249,868
          Dr. Pepper Snapple Group Inc.                                           United States           255,214        8,975,876
          Pernod Ricard SA                                                           France               327,808       27,844,178
                                                                                                                   ---------------
                                                                                                                        79,791,289
                                                                                                                   ---------------
          CAPITAL MARKETS 2.2%
          Morgan Stanley                                                          United States           626,650       18,354,579
      (a) UBS AG                                                                   Switzerland            901,736       14,663,904
                                                                                                                   ---------------
                                                                                                                        33,018,483
                                                                                                                   ---------------
          CHEMICALS 1.0%
          Airgas Inc.                                                             United States            26,021        1,655,456
(a, b, c) Dow Corning Corp., Contingent Distribution                              United States           300,000               --
          Sika AG                                                                  Switzerland              7,824       13,213,207
                                                                                                                   ---------------
                                                                                                                        14,868,663
                                                                                                                   ---------------
          COMMERCIAL BANKS 4.9%
(a, d, f) The Bankshares Inc.                                                     United States           800,000        3,125,837
          Barclays PLC                                                           United Kingdom         2,857,284       15,630,585
          BNP Paribas                                                                France               241,436       18,547,282
   (a, d) Elephant Capital Holdings Ltd.                                              Japan                 1,903               --
      (a) Intesa Sanpaolo SpA                                                         Italy             3,779,142       14,079,270
   (a, d) NCB Warrant Holdings Ltd., A                                                Japan                 9,306               --
          PNC Financial Services Group Inc,                                       United States           134,400        8,023,680
          Wells Fargo & Co.                                                       United States           480,500       14,953,160
                                                                                                                   ---------------
                                                                                                                        74,359,814
                                                                                                                   ---------------
          COMMERCIAL SERVICES & SUPPLIES 0.0%(g)
      (a) Comdisco Holding Co. Inc.                                               United States                44              376
(a, b, c) Comdisco Holding Co. Inc., Contingent Distribution                      United States         1,863,000               --
                                                                                                                   ---------------
                                                                                                                               376
                                                                                                                   ---------------
          COMMUNICATIONS EQUIPMENT 0.4%
          Tandberg ASA                                                               Norway               220,178        6,280,214
                                                                                                                   ---------------
          COMPUTERS & PERIPHERALS 0.2%
   (a, d) DecisionOne Corp.                                                       United States            21,716           27,856
   (a, d) DecisionOne Corp., wts., 6/08/17                                        United States            11,923           15,294
      (a) Dell Inc.                                                               United States           166,275        2,495,788
                                                                                                                   ---------------
                                                                                                                         2,538,938
                                                                                                                   ---------------

 Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          CONSTRUCTION MATERIALS 0.4%
          CRH PLC                                                                    Ireland              226,236  $     5,651,582
                                                                                                                   ---------------
          CONSUMER FINANCE 0.2%
   (a, d) Cerberus CG Investor I LLC                                              United States         2,161,828          670,167
   (a, d) Cerberus CG Investor II LLC                                             United States         2,161,828          670,167
   (a, d) Cerberus CG Investor III LLC                                            United States         1,080,914          335,083
   (a, d) GMAC Inc.                                                               United States                56          804,046
                                                                                                                   ---------------
                                                                                                                         2,479,463
                                                                                                                   ---------------

          CONTAINERS & PACKAGING 0.1%
          Rexam PLC                                                              United Kingdom           479,456        2,132,917
                                                                                                                   ---------------
          Diversified FINANCIAL Services 3.6%
          Bank of America Corp.                                                   United States         1,663,100       29,686,335
          Deutsche Boerse AG                                                         Germany              268,739       19,925,820
(a, b, c) Marconi Corp., Contingent Distribution                                 United Kingdom         1,739,100               --
   (a, d) North American Financial Holdings Inc., 144A                            United States           175,423        3,333,037
   (a, d) North American Financial Holdings Inc., 144A, non-voting                United States            72,570        1,378,830
                                                                                                                   ---------------
                                                                                                                        54,324,022
                                                                                                                   ---------------

          DIVERSIFIED TELECOMMUNICATION SERVICES 1.7%
   (a, d) AboveNet Inc.                                                           United States            36,827        1,868,234
   (a, d) AboveNet Inc., stock grant, grant price $10.475, expiration date
             9/09/13                                                              United States                23            3,703
   (a, d) AboveNet Inc., stock grant, grant price $30, expiration date 9/07/18    United States                 5              415
   (a, d) AboveNet Inc., wts., 9/08/10                                            United States               739           57,642
          Cable & Wireless Communication PLC                                     United Kingdom         3,585,816        3,016,167
      (a) Cable & Wireless Worldwide PLC                                         United Kingdom         3,585,816        5,008,796
(a, b, c) Global Crossing Holdings Ltd., Contingent Distribution                  United States         2,236,777               --
          Koninklijke KPN NV                                                       Netherlands            980,420       15,537,515
                                                                                                                   ---------------
                                                                                                                        25,492,472
                                                                                                                   ---------------
          ELECTRIC UTILITIES 2.7%
(a, b, c) Calpine Corp., Contingent Distribution                                  United States         1,400,000               --
          E.ON AG                                                                    Germany              432,510       15,975,927
          Exelon Corp.                                                            United States           459,650       20,137,267
          Prime Infrastructure Group                                                Australia           1,361,600        4,561,070
                                                                                                                   ---------------
                                                                                                                        40,674,264
                                                                                                                   ---------------
          ELECTRICAL EQUIPMENT 0.4%
          Alstom SA                                                                  France               108,190        6,748,673
                                                                                                                   ---------------
          ENERGY EQUIPMENT & Services 4.7%
          Bourbon SA                                                                 France               132,625        5,734,752
      (a) BW Offshore Ltd.                                                           Norway             3,580,722        6,387,152
      (a) Compagnie Generale de Geophysique SA                                       France               345,440        9,803,174
   (a, d) MPF Corp. Ltd.                                                             Norway             1,460,000               --
      (a) petroleum Geo-Services ASA                                                 Norway                11,152          146,097
      (a) Pride International Inc.                                                United States           319,600        9,623,156
          Seadrill Ltd.                                                              Bermuda              941,356       21,939,892
          Smith International Inc.                                                United States           180,000        7,707,600
      (a) Transocean Ltd.                                                         United States           117,343       10,136,088
                                                                                                                   ---------------
                                                                                                                        71,477,911
                                                                                                                   ---------------

          FOOD & STAPLES RETAILING 3.6%
          Carrefour SA                                                               France               448,729       21,634,220
          CVS Caremark Corp.                                                      United States           707,690       25,873,146
          Koninklijke Ahold NV                                                     Netherlands            547,430        7,299,904
                                                                                                                   ---------------
                                                                                                                        54,807,270
                                                                                                                   ---------------

          FOOD PRODUCTS 6.5%
          CSM NV                                                                   Netherlands            333,486       10,362,793
          Danone                                                                     France               244,436       14,728,938
          Farmer Brothers Co.                                                     United States            61,184        1,146,588
          Kraft Foods Inc., A                                                     United States           684,646       20,703,695
          Lotte Confectionery Co. Ltd.                                             South Korea                198          230,821

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

      (a) Marine Harvest                                                             Norway               729,260  $       647,958
          Nestle SA                                                                Switzerland            815,931       41,802,917
          Nong Shim Co. Ltd.                                                       South Korea             24,215        4,858,195
          Rieber & Son ASA                                                           Norway               400,605        2,851,593
                                                                                                                   ---------------
                                                                                                                        97,333,498
                                                                                                                   ---------------
          HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
          Alcon Inc.                                                               Switzerland             36,241        5,855,096
      (a) Boston Scientific Corp.                                                 United States           883,480        6,378,725
                                                                                                                   ---------------
                                                                                                                        12,233,821
                                                                                                                   ---------------
          HEALTH CARE PROVIDERS & SERVICES 1.8%
          Rhoen-Klinikum AG                                                          Germany              608,573       15,580,927
          UnitedHealth Group Inc.                                                 United States           333,450       10,893,811
                                                                                                                   ---------------
                                                                                                                        26,474,738
                                                                                                                   ---------------
          HOTELS, RESTAURANTS & LEISURE 0.4%
      (h) Accor SA                                                                   France               115,737        6,404,770
                                                                                                                   ---------------
          HOUSEHOLD DURABLES 0.2%
          Stanley Black & Decker Inc.                                             United States            48,267        2,771,008
                                                                                                                   ---------------
          INDUSTRIAL CONGLOMERATES 3.2%
          Jardine Matheson Holdings Ltd.                                            Hong Kong             398,522       13,270,783
          Jardine Strategic Holdings Ltd.                                           Hong Kong           1,157,650       22,273,186
          Orkla ASA                                                                  Norway             1,494,240       13,213,683
                                                                                                                   ---------------
                                                                                                                        48,757,652
                                                                                                                   ---------------
          INSURANCE 3.5%
          ACE Ltd.                                                                United States           341,490       17,859,927
      (a) Alleghany Corp.                                                         United States             4,148        1,206,337
      (a) Berkshire Hathaway Inc., A                                              United States                45        5,481,000
      (a) Berkshire Hathaway Inc., B                                              United States            72,750        5,912,392
          E-L Financial Corp. Ltd.                                                   Canada                 8,478        3,716,040
   (a, d) Imagine Group Holdings Ltd.                                                Bermuda              239,310        2,794,064
   (a, d) Olympus Re Holdings Ltd.                                                United States             2,140            1,895
          Partnerre Ltd.                                                             Bermuda              129,900       10,355,628
          Zurich Financial Services AG                                             Switzerland             20,860        5,349,581
                                                                                                                   ---------------
                                                                                                                        52,676,864
                                                                                                                   ---------------
          MACHINERY 1.8%
(a, d, e) MCII Holdings Inc.                                                      United States               383               --
          Schindler Holding AG, PC                                                 Switzerland            266,386       23,454,100
          Schindler Holding AG, Registered                                         Switzerland             42,060        3,655,309
                                                                                                                   ---------------
                                                                                                                        27,109,409
                                                                                                                   ---------------
          MARINE 1.1%
          A P Moller - Maersk AS                                                     Denmark                2,074       15,808,357
                                                                                                                   ---------------
          MEDIA 1.4%
          Daekyo Co. Ltd.                                                          South Korea              5,820           28,188
          Eutelsat Communications                                                    France               520,271       18,500,646
      (a) JC Decaux SA                                                               France                64,884        1,813,717
   (a, c) TVMAX Holdings Inc.                                                     United States             8,935               --
                                                                                                                   ---------------
                                                                                                                        20,342,551
                                                                                                                   ---------------
          MULTI-UTILITIES 1.1%
          GDF Suez                                                                   France               257,514        9,950,348
      (a) Hera SpA                                                                    Italy               149,207          350,962
          RWEAG                                                                      Germany               74,586        6,627,604
                                                                                                                   ---------------
                                                                                                                        16,928,914
                                                                                                                   ---------------
          OFFICE ELECTRONICS 1.0%
          Xerox Corp.                                                             United States         1,514,117       14,762,641
                                                                                                                   ---------------
          OIL, GAS & CONSUMABLE FUELS 4.0%
          BP PLC                                                                 United Kingdom           233,063        2,205,960

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Royal Dutch Shell PLC, A                                               United Kingdom           798,281     $ 23,096,452
          Total SA, B                                                                France               226,886       13,174,845
          Total SA, B, ADR                                                           France                19,340        1,122,107
          XTO Energy Inc.                                                         United States           431,984       20,381,005
                                                                                                                   ---------------
                                                                                                                        59,980,369
                                                                                                                   ---------------
          PHARMACEUTICALS 0.1%
          Eli Lilly & Co.                                                         United States            34,100        1,235,102
                                                                                                                   ---------------
          PROFESSIONAL SERVICES 0.3%
          Teleperformance                                                            France               138,347        4,766,299
                                                                                                                   ---------------
          REAL ESTATE INVESTMENT TRUSTS (REITS) 1.7%
          The Link REIT                                                             Hong Kong          10,505,000       25,788,106
                                                                                                                   ---------------
          REAL ESTATE MANAGEMENT & DEVELOPMENT 0.7%
   (a, c) Canary Wharf Group PLC                                                 United Kingdom           487,324        2,309,314
          Great Eagle Holdings Ltd.                                                 Hong Kong           1,613,524        4,509,575
          Swire Pacific Ltd., B                                                     Hong Kong           1,949,472        4,303,565
                                                                                                                   ---------------
                                                                                                                        11,122,454
                                                                                                                   ---------------
          SOFTWARE 2.6%
          Microsoft Corp.                                                         United States           806,798       23,614,977
          Nintendo Co. Ltd.                                                           Japan                47,500       15,898,519
                                                                                                                   ---------------
                                                                                                                        39,513,496
                                                                                                                   ---------------
          TOBACCO 11.7%
          Altria Group Inc.                                                       United States           604,821       12,410,927
          British American Tobacco PLC                                           United Kingdom         1,171,553       40,404,734
          Imperial Tobacco Group PLC                                             United Kingdom         1,130,587       34,503,060
          ITC Ltd.                                                                    India             1,453,259        8,530,562
          Japan Tobacco Inc.                                                          Japan                 6,184       23,012,693
          KT&G Corp.                                                               South Korea            118,712        6,568,007
          Lorillard Inc.                                                          United States           311,020       23,401,145
          Philip Morris International Inc.                                        United States           204,981       10,691,809
          Reynolds American Inc.                                                  United States           314,950       17,001,001
                                                                                                                   ---------------
                                                                                                                       176,523,938
                                                                                                                   ---------------
          TRADING COMPANIES & DISTRIBUTORS 0.9%
      (a) Kloeckner & Co. SE                                                         Germany              467,280       13,794,311
                                                                                                                   ---------------
          TRANSPORTATION INFRASTRUCTURE 0.1%
          Groupe Eurotunnel SA                                                       France               197,824        2,016,553
                                                                                                                   ---------------
          WIRELESS TELECOMMUNICATION SERVICES 2.7%
          SK Telecom Co. Ltd., ADR                                                 South Korea            838,020       14,464,225
          Vodafone Group PLC                                                     United Kingdom        11,367,020       26,241,619
                                                                                                                   ---------------
                                                                                                                        40,705,844
                                                                                                                   ---------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $1,001,267,250)                                       1,196,342,256
                                                                                                                   ---------------
          PREFERRED STOCKS 0.3%
          AUTOMOBILES 0.2%
          Volkswagen AG, pfd.                                                        Germany               32,349        2,967,577
                                                                                                                   ---------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(g)
   (a, d) PTV Inc., 10.00%, pfd., A                                              United Kingdom             4,289              590
                                                                                                                   ---------------
          MACHINERY 0.1%
(a,d,e,i) MCII Holdings Inc., PIK, pfd., A                                        United States             2,984          835,281
                                                                                                                   ---------------
          TOTAL PREFERRED STOCKS (COST $5,720,427)                                                                       3,803,448
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                  ---------------
          CORPORATE BONDS, NOTES AND SENIOR FLOATING RATE INTERESTS 5.7%
   (h, j) Avaya Inc., Term Loan B-1, FRN, 3.002%, 10/26/14                        United States   $    18,460,000  $    16,518,396
      (j) BP Capital Markets PLC, FRN, 1.258%, 3/17/11                           United Kingdom         9,894,000        9,995,404
   (d, k) Cerberus CG Investor I LLC, 12.00%, 7/31/14                             United States         1,897,400          588,194
   (d, k) Cerberus CG Investor II LLC, 12.00%, 7/31/14                            United States         1,897,400          588,194
   (d, k) Cerberus CG Investor III LLC, 12.00%, 7/31/14                           United States           948,700          294,097
          CIT Group Inc.,
      (j)    New Term Loan Tranche 1B, FRN, 13.00%, 1/20/12                       United States           400,500          415,185
             senior secured sub. bond, 7.00%, 5/01/13                             United States         1,929,967        1,891,368
             senior secured sub. bond, 7.00%, 5/01/14                             United States         3,208,454        3,040,010
             senior secured sub. bond, 7.00%, 5/01/15                             United States         3,298,454        3,084,054
             senior secured sub. bond, 7.00%, 5/01/16                             United States         8,060,424        7,455,892
             senior secured sub. bond, 7.00%, 5/01/17                             United States         5,924,394        5,480,064
      (j)    Term Loan Tranche 2A, FRN, 9.50%, 1/20/12                            United States         2,296,800        2,356,133
          ConocoPhillips, senior note, 8.75%, 5/25/10                             United States           796,000          805,366
          DecisionOne Corp.,
      (d)    senior secured note, 15.00%, 11/30/13                                United States            29,073           29,073
      (c)    Term Loan B, 15.00%, 8/29/13                                         United States             5,085            5,085
      (j)    First Data Corp., Term Loan B-1, FRN, 2.997%, 9/24/14                United States         5,072,507        4,505,598
(c, e, j) International Automotive Components Group NA Inc., Revolver,
             FRN, 5.50%, 1/18/13                                                  United States           268,430          268,430
(d, e, k) International Automotive Components Group NA LLC, 9.00%, 4/01/17        United States           407,500          419,730
      (j) Realogy Corp., FRN
      (h)    Delayed Draw Term Loan B, 3.251%, 10/10/13                           United States         6,281,849        5,565,404
             Initial Term Loan B, 3.251%, 10/10/13                                United States         8,954,397        7,933,148
             Synthetic Letter of Credit, 0.083%, 10/10/13                         United States         1,971,128        1,746,321
          Seadrill Ltd., cvt, senior note, 3.625%, 11/08/12                          Bermuda            1,400,000        1,415,750
          Telecom Italia Capital SA, 4.875%, 10/01/10                                 Italy             2,309,000        2,347,821
      (j) Texas Competitive Electric Holdings Co, LLC, Delayed Draw Term
          Loan, FRN, 3.729%, 10/10/14                                             United States        11,057,236        8,904,912
   (c, k) TVMAX Holdings Inc., PIK,
             11.50%, 6/30/10                                                      United States            41,989               --
             14.00%, 6/30/10                                                      United States            71,136               --
                                                                                                                   ---------------
          TOTAL CORPORATE BONDS, NOTES AND SENIOR FLOATING RATE INTERESTS (COST $86,021,744)                            85,653,629
                                                                                                                   ---------------
          COMPANIES IN LIQUIDATION (COST $739,256) 0.0%(g)
      (a) Adelphia Recovery Trust                                                 United States         5,379,562          188,285
   (a, b) Adelphia Recovery Trust, Arahova Contingent Value Vehicle,
          Contingent Distribution                                                 United States           386,774           94,760
(a, b, c) Century Communications Corp., Contingent Distribution                   United States         1,074,000               --
   (a, d) FIM Coinvestor Holdings I LLC                                           United States         2,077,368               --
                                                                                                                   ---------------
                                                                                                                           283,045
                                                                                                                   ---------------
TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $1,093,748,677)                                                1,286,082,378
                                                                                                                   ---------------

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                  ---------------
          SHORT TERM INVESTMENTS 14.0%
          SENIOR FLOATING RATE INTERESTS (COST $209,877) 0.0%(g)
      (j) Lyondell Chemical Co., DIP Delayed Draw Term Loan, FRN, 13.00%,
             6/03/10                                                              United States   $       208,165          216,362
                                                                                                                   ---------------
          U.S. GOVERNMENT AND AGENCY SECURITIES 14.0%
      (i) FHLB, 4/01/10                                                           United States        25,400,000       25,400,000
      (i) U.S. Treasury Bills,
      (m)    5/06/10                                                              United States        50,000,000       49,993,850
             5/13/10                                                              United States        20,000,000       19,996,840

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             5/20/10                                                              United States   $    20,000,000  $    19,996,320
             9/09/10                                                              United States        25,000,000       24,977,075
      (m)    4/15/10 - 9/23/10                                                    United States        71,000,000       70,958,450
                                                                                                                   ---------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $211,313,068)                                              211,322,535
                                                                                                                   ---------------
          TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS (COST $1,305,271,622)                                          1,497,621,275
                                                                                                                   ---------------
          MONEY MARKET FUNDS (COST $31,953) 0.0%(g)

                                                                                                       SHARES
                                                                                                  ---------------
      (a) Bank of New York Institutional Cash Reserve Fund, Series B              United States            31,953           25,562
                                                                                                                   ---------------
          TOTAL INVESTMENTS (COST $1,305,303,575) 99.3%                                                              1,497,646,837
          SECURITIES SOLD SHORT (1.9)%                                                                                 (28,492,588)
          OTHER ASSETS, LESS LIABILITIES 2.6%                                                                           39,696,066
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $ 1,508,850,315
                                                                                                                   ===============
          SECURITIES SOLD SHORT (1.9)%
          ENERGY EQUIPMENT & SERVICES (0.5)%
          Schlumberger Ltd.                                                       United States           125,388  $    (7,957,123)
                                                                                                                   ---------------
          OIL & GAS & CONSUMABLE FUELS (1.4)%
          Exxon Mobil Corp.                                                       United States           306,591      (20,535,465)
                                                                                                                   ---------------
          TOTAL SECURITIES SOLD SHORT (PROCEEDS $28,795,326)                                                       $   (28,492,588)
                                                                                                                   ---------------

(a)  Non-income producing.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2010, the aggregate value of these securities was $2,585,016, representing 0.17% of net assets.

(d)  See Note 5 regarding restricted securities.

(e)  See Note 8 regarding other considerations.

(f)  See Note 6 regarding holdings of 5% voting securities.

(g)  Rounds to less than 0.1% of net assets.

(h)  A portion or all of the security purchased on a delayed delivery basis.

(i)  Income may be received in additional securities and/or cash.

(j)  The coupon rate shown represents the rate at period end.

(k) Defaulted security or security for which income has been deemed uncollectible.

(l)  The security is traded on a discount basis with no stated coupon rate.

(m) Security or a portion of the security has been segregated as collateral for securities sold short. At March 31, 2010, the value of this security and cash pledged amounted to $44,332,675.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

At March 31, 2010, the fund had the following forward exchange contracts outstanding. See Note 3.

                                                         CONTRACT              UNREALIZED    UNREALIZED
CURRENCY           COUNTERPARTY  TYPE      QUANTITY       AMOUNT       DATE   APPRECIATION  DEPRECIATION
--------           ------------  ----  --------------  ------------  -------  ------------  ------------
British Pound      BOFA          Buy        9,145,000  $ 14,563,911  4/12/10  $         --  $   (680,065)
British Pound      DBAB          Buy        6,398,213    10,093,363  4/12/10            --      (379,660)
British Pound      BONY          Sell      10,000,000    15,042,000  4/12/10            --      (139,899)
British Pound      BOFA          Sell         640,000       965,440  4/12/10            --        (6,202)
British Pound      DBAB          Sell      40,710,000    65,662,991  4/12/10     3,857,479            --
British Pound      SSBT          Sell         383,604       614,963  4/12/10        32,579            --
Euro               DBAB          Buy        6,115,000     8,524,765  4/14/10            --      (262,980)
Euro               BOFA          Buy        1,900,000     2,636,763  4/14/10            --       (69,733)
Euro               SSBT          Sell      30,347,221    42,491,293  4/14/10     1,490,117            --
Euro               DBAB          Sell      12,390,000    17,949,329  4/14/10     1,209,590            --
Euro               HAND          Sell         320,000       439,493  4/14/10         7,151            --
South Korean Won   BOFA          Sell  12,711,278,090    10,870,000  4/19/10            --      (356,020)
South Korean Won   DBAB          Sell   2,307,787,500     2,050,000  4/19/10        11,868            --
South Korean Won   BOFA          Sell   7,590,863,000     6,724,000  4/19/10        20,097            --
Japanese Yen       HAND          Buy       57,893,760       640,000  4/20/10            --       (20,846)
Japanese Yen       DBAB          Buy       31,778,600       350,000  4/20/10            --       (10,139)
Japanese Yen       BOFA          Buy       58,651,775       637,000  4/20/10            --        (9,739)
Japanese Yen       DBAB          Sell   1,578,784,667    17,353,314  4/20/10       468,753            --
Japanese Yen       SSBT          Sell      50,400,000       569,844  4/20/10        30,833            --
Japanese Yen       BOFA          Sell     195,142,040     2,165,000  4/20/10        78,023            --
Danish Krone       HAND          Buy        5,770,690     1,090,000  4/23/10            --       (42,926)
Danish Krone       SSBT          Buy        1,500,000       289,195  4/23/10            --       (17,024)
Danish Krone       BOFA          Buy        3,486,848       640,000  4/23/10            --        (7,322)
Danish Krone       BOFA          Sell       4,748,753       855,773  4/23/10            --        (5,873)
Danish Krone       DBAB          Sell       3,059,744       550,000  4/23/10            --        (5,180)
Danish Krone       SSBT          Sell       3,304,762       599,183  4/23/10            --          (456)
Danish Krone       HAND          Sell     113,049,676    22,511,565  4/23/10     1,999,045            --
Danish Krone       SSBT          Sell      65,551,692    13,121,202  4/23/10     1,227,046            --
Danish Krone       BOFA          Sell      11,388,281     2,170,199  4/23/10       103,830            --
Danish Krone       DBAB          Sell       7,751,159     1,470,000  4/23/10        63,576            --
Canadian Dollar    DBAB          Sell       3,357,146     3,164,581  4/30/10            --      (142,119)
Swiss Franc        DBAB          Sell      24,836,281    23,361,471  5/10/10            --      (210,433)
Swiss Franc        SSBT          Sell      21,300,000    20,056,497  5/10/10            --      (159,152)
Swiss Franc        BZWS          Sell      12,843,690    12,095,009  5/10/10            --       (94,828)
Swiss Franc        BOFA          Sell       5,863,759     5,526,481  5/10/10            --       (38,763)
Swiss Franc        SSBT          Buy          949,342       925,897  5/10/10            --       (24,885)
Swiss Franc        BOFA          Buy          664,300       637,873  5/10/10            --        (7,391)
Swiss Franc        DBAB          Buy          194,087       190,328  5/10/10            --        (6,122)
Swiss Franc        SSBT          Buy          541,012       506,661  5/10/10         6,809            --
Swiss Franc        BOFA          Buy          255,988       237,684  5/10/10         5,272            --
Swiss Franc        DBAB          Buy          279,251       259,913  5/10/10         5,121            --
Swiss Franc        AESX          Sell         295,171       285,000  5/10/10         4,856            --
Swiss Franc        DBAB          Sell       2,194,745     2,155,892  5/10/10        72,879            --
Swiss Franc        BZWS          Sell       1,689,595     1,660,000  5/10/10        56,419            --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

Swiss Franc        SSBT          Sell       7,411,236     7,246,628  5/10/10       212,686            --
Swiss Franc        BOFA          Sell       2,450,291     2,390,001  5/10/10        64,552            --
Swiss Franc        HSBC          Sell         313,410       310,000  5/10/10        12,545            --
British Pound      SSBT          Buy        9,110,217    14,170,642  5/12/10            --      (342,135)
British Pound      BOFA          Buy        2,235,000     3,614,185  5/12/10            --      (221,652)
British Pound      BZWS          Buy        1,175,000     1,894,688  5/12/10            --      (111,141)
British Pound      DBAB          Buy        1,200,000     1,880,160  5/12/10            --       (58,666)
British Pound      SSBT          Buy        1,075,497     1,609,081  5/12/10        23,428            --
British Pound      BOFA          Buy        1,040,693     1,571,136  5/12/10        17,435            --
British Pound      DBAB          Sell      39,943,580    63,749,279  5/12/10     3,118,441            --
British Pound      BZWS          Sell      16,568,991    26,727,440  5/12/10     1,577,170            --
British Pound      SSBT          Sell       1,717,980     2,779,288  5/12/10       171,545            --
British Pound      BOFA          Sell         340,663       555,962  5/12/10        38,866            --
Euro               DBAB          Buy        4,600,000     6,425,694  5/14/10            --      (210,645)
Euro               BOFA          Buy        4,600,000     6,421,370  5/14/10            --      (206,321)
Euro               BZWS          Buy        2,300,000     3,207,649  5/14/10            --      (100,124)
Euro               SSBT          Buy        2,326,114     3,233,206  5/14/10            --       (90,398)
Euro               HAND          Buy        1,196,000     1,670,967  5/14/10            --       (55,055)
Euro               BZWS          Sell      11,750,000    17,072,750  5/14/10     1,197,353            --
Euro               BOFA          Sell      12,860,000    18,585,470  5/14/10     1,210,354            --
Euro               DBAB          Sell      12,780,000    17,891,690  5/14/10       624,662            --
Euro               SSBT          Sell      19,486,164    26,400,050  5/14/10        72,339            --
Norwegian Krone    DBAB          Sell      70,000,000    11,776,532  5/18/10        23,962            --
Australian Dollar  SSBT          Sell       1,620,000     1,485,832  5/19/10         7,321            --
Euro               SSBT          Sell       1,964,399     2,634,482  7/16/10            --       (23,515)
Euro               SSBT          Sell      31,086,222    42,428,157  7/16/10       428,225            --
Norwegian Krone    HAND          Buy       41,417,807     6,990,988  8/16/10            --       (69,247)
Norwegian Krone    HAND          Buy       18,512,372     3,081,472  8/16/10        12,315            --
Norwegian Krone    SSBT          Buy        1,701,498       282,556  8/16/10         1,798            --
Norwegian Krone    DBAB          Sell      30,202,209     5,056,963  8/16/10         9,572            --
Norwegian Krone    SSBT          Sell      70,000,000    11,715,873  8/16/10        17,478            --
Euro               DBAB          Sell      15,000,000    20,370,000  8/31/10       105,127            --
Euro               SSBT          Sell      15,000,000    20,385,000  8/31/10       120,127            --
British Pound      BOFA          Buy          857,050     1,292,972  9/15/10         6,973            --
British Pound      BOFA          Sell         660,000     1,003,781  9/15/10         2,715            --
British Pound      DBAB          Sell         660,000     1,001,517  9/15/10           452            --
Euro               DBAB          Sell       3,141,993     4,235,523  9/15/10            --       (11,957)
Euro               BOFA          Sell         370,000       500,943  9/15/10            --        (1,677)
Euro               BZWS          Sell      15,000,000    20,490,000  9/15/10       225,553            --
Euro               DBAB          Sell      17,925,000    24,523,615  9/15/10       307,601            --
Euro               BOFA          Sell       1,850,000     2,535,869  9/15/10        36,587            --
                                                                              ------------  ------------
                   Unrealized appreciation (depreciation)                       20,398,525    (4,200,290)
                                                                              ------------  ------------
                      Net unrealized appreciation (depreciation)              $ 16,198,235
                                                                              ============

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

COUNTERPARTY

AESX - Credit Suisse International
BOFA - Bank of America N.A.
BZWS - Barclays Bank PLC
BONY - Bank of New York Mellon
DBAB - Deutsche Bank AG
HAND - Svenska Handelsbanken
HSBC - HSBC Bank USA
SSBT - State Street Bank and Trust Co.

CURRENCY

EUR  - Euro
USD  - U.S. Dollar

SELECTED PORTFOLIO

ADR  - American Depository Receipt
DIP  - Debtor-in-Possession
FHLB - Federal Home Loan Bank
FRN  - Floating Rate Note
PC   - Participation Certificate
PIK  - Payment-In-Kind

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL INTERNATIONAL SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                      SHARES/
                                                                                     COUNTRY           RIGHTS            VALUE
                                                                                ----------------  ---------------  ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 88.7%
          AIR FREIGHT & LOGISTICS 1.8%
          Sinotrans Ltd., H                                                           China               105,000  $        29,075
          TNT NV                                                                   Netherlands                530           15,202
                                                                                                                   ---------------
                                                                                                                            44,277
                                                                                                                   ---------------
          AUTOMOBILES 1.1%
          Daimler AG                                                                 Germany                  564           26,612
      (a) Volkswagen AG, rts., 4/13/10                                               Germany                   85               53
                                                                                                                   ---------------
                                                                                                                            26,665
                                                                                                                   ---------------
          BEVERAGES 2.3%
          Carlsberg AS, B                                                            Denmark                  399           33,497
          Pernod Ricard SA                                                           France                   275           23,359
                                                                                                                   ---------------
                                                                                                                            56,856
                                                                                                                   ---------------
          CAPITAL MARKETS 2.6%
          ISIS Asset Management PLC                                              United Kingdom            32,070           30,238
      (a) UBS AG                                                                   Switzerland              2,063           33,548
                                                                                                                   ---------------
                                                                                                                            63,786
                                                                                                                   ---------------
          CHEMICALS 0.8%
          Linde AG                                                                   Germany                  159           18,977
                                                                                                                   ---------------
          COMMERCIAL BANKS 4.8%
          Barclays PLC                                                           United Kingdom             4,571           25,005
          BNP Paribas                                                                France                   371           28,500
      (a) Intesa Sanpaolo SpA                                                         Italy                 7,596           28,299
          Intesa Sanpaolo SpA, di Risp                                                Italy                 3,977           11,915
      (a) Jyske Bank AS                                                              Denmark                  666           23,666
                                                                                                                   ---------------
                                                                                                                           117,385
                                                                                                                   ---------------
          COMMUNICATIONS EQUIPMENT 0.7%
          Tandberg ASA                                                               Norway                   566           16,144
                                                                                                                   ---------------
          COMPUTERS & PERIPHERALS 1.2%
      (a) China Digital TV Holding Co., ADR                                           China                 3,990           29,287
                                                                                                                   ---------------
          CONSTRUCTION & ENGINEERING 1.1%
      (a) Boart Longyear Group                                                      Australia              88,467           27,199
                                                                                                                   ---------------
          CONSTRUCTION MATERIALS 2.3%
          CRH PLC                                                                    Ireland                1,268           31,676
          SA des Ciments Vicat                                                       France                   297           23,277
                                                                                                                   ---------------
                                                                                                                            54,953
                                                                                                                   ---------------
          CONTAINERS & PACKAGING 1.0%
          Rexam PLC                                                              United Kingdom             5,308           23,613
                                                                                                                   ---------------
          DIVERSIFIED FINANCIAL SERVICES 3.6%
          Deutsche Boerse AG                                                         Germany                  388           28,769
          First Pacific Co. Ltd.                                                    Hong Kong              49,752           32,167
          Guoco Group Ltd.                                                          Hong Kong               2,500           26,145
                                                                                                                   ---------------
                                                                                                                            87,081
                                                                                                                   ---------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 1.5%
          Cable & Wireless Communication PLC                                     United Kingdom            16,660           14,014
      (a) Cable & Wireless Worldwide PLC                                         United Kingdom            16,660           23,271
                                                                                                                   ---------------
                                                                                                                            37,285
                                                                                                                   ---------------
          ELECTRIC UTILITIES 2.5%
          E.ON AG                                                                    Germany                  821           30,326

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL INTERNATIONAL SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Iride SpA                                                                   Italy                 3,745  $         7,260
          Prime Infrastructure Group                                                Australia               6,987           23,405
                                                                                                                   ---------------
                                                                                                                            60,991
                                                                                                                   ---------------
          ELECTRICAL EQUIPMENT 0.9%
          Alstom SA                                                                  France                   334           20,834
                                                                                                                   ---------------
          ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENT 0.7%
      (a) Hollysys Automation Technologies Ltd.                                   United States             1,500           17,265
                                                                                                                   ---------------
          FOOD & STAPLES RETAILING 5.6%
      (a) AWB Ltd.                                                                  Australia              25,887           22,688
          FamilyMart Co. Ltd.                                                         Japan                   825           26,246
          Koninklijke Ahold NV                                                     Netherlands              2,404           32,057
          Lawson Inc.                                                                 Japan                   556           23,723
          Shinsegae Food System Co. Ltd.                                           South Korea                439           31,040
                                                                                                                   ---------------
                                                                                                                           135,754
                                                                                                                   ---------------
          FOOD PRODUCTS 8.7%
          China Fishery Group Ltd.                                                    China                41,585           59,157
          Danone                                                                     France                   294           17,715
          Kraft Foods Inc., A                                                     United States               601           18,174
          Lotte Confectionery Co. Ltd.                                             South Korea                 31           36,139
          Nestle SA                                                                Switzerland                707           36,222
          Nong Shim Co. Ltd.                                                       South Korea                119           23,875
          People's Food Holdings Ltd.                                                 China                48,000           20,416
                                                                                                                   ---------------
                                                                                                                           211,698
                                                                                                                   ---------------
          HOTELS, RESTAURANTS & LEISURE 3.3%
          Accor SA                                                                   France                   428           23,685
          REXLot Holdings Ltd., fgn.                                                 Bermuda              390,918           55,887
                                                                                                                   ---------------
                                                                                                                            79,572
                                                                                                                   ---------------
          HOUSEHOLD DURABLES 1.3%
      (a) Berkeley Group Holdings PLC                                            United Kingdom             2,524           31,175
                                                                                                                   ---------------
          INDUSTRIAL CONGLOMERATES 2.9%
          Jardine Matheson Holdings Ltd.                                            Hong Kong                 473           15,751
          Jardine Strategic Holdings Ltd.                                           Hong Kong                 864           16,623
          Siemens AG                                                                 Germany                  387           38,822
                                                                                                                   ---------------
                                                                                                                            71,196
                                                                                                                   ---------------
          INSURANCE 11.7%
          ACE Ltd.                                                                United States               460           24,058
          Austbrokers Holdings Ltd.                                                 Australia               6,367           29,976
          AXA SA                                                                     France                   813           18,091
      (b) Brit Insurance Holdings NV                                             United Kingdom             1,966           22,477
          Catlin Group Ltd.                                                      United Kingdom             4,631           25,291
          CNinsure Inc., ADR                                                          China                   810           21,554
          Hiscox Ltd.                                                            United Kingdom             4,700           23,906
          Lancashire Holdings Ltd.                                               United Kingdom             3,415           24,976
          Resolution Ltd.                                                        United Kingdom            18,130           22,558
          Tower Australia Group Ltd.                                                Australia              10,029           24,391
          Zurich Financial Services AG                                             Switzerland                185           47,444
                                                                                                                   ---------------
                                                                                                                           284,722
                                                                                                                   ---------------
          MACHINERY 1.7%
          Schindler Holding AG, PC                                                 Switzerland                456           40,149
                                                                                                                   ---------------
          MARINE 1.6%
          A P Moller - Maersk AS                                                     Denmark                    5           38,111
                                                                                                                   ---------------
          MEDIA 4.2%
          Eutelsat Communications                                                    France                   453           16,109

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL INTERNATIONAL SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Seven Network Ltd.                                                       Australia                3,738  $        25,660
          Sinomedia Holding Ltd.                                                     China                154,017           42,649
      (a) VisionChina Media Inc., ADR                                                China                  3,880           18,236
                                                                                                                   ---------------
                                                                                                                           102,654
                                                                                                                   ---------------
          MULTI-UTILITIES 3.3%
          Enia SpA                                                                   Italy                  2,807           22,565
          GDF Suez                                                                   France                   758           29,289
      (a) Hera SpA                                                                   Italy                    239              562
          RWEAG                                                                     Germany                   326           28,968
                                                                                                                   ---------------
                                                                                                                            81,384
                                                                                                                   ---------------
          OIL, GAS & CONSUMABLE FUELS 1.7%
          Royal Dutch Shell PLC, A                                               United Kingdom               478           13,830
          Total SA, B                                                                France                   480           27,873
                                                                                                                   ---------------
                                                                                                                            41,703
                                                                                                                   ---------------
          PHARMACEUTICALS 0.9%
          Novartis AG                                                             Switzerland                 386           20,856
                                                                                                                   ---------------
          REAL ESTATE INVESTMENT TRUSTS (REITS) 1.1%
          The Link REIT                                                            Hong Kong               11,000           27,003
                                                                                                                   ---------------
          REAL ESTATE MANAGEMENT & DEVELOPMENT 2.6%
          Parkway Life REIT                                                        Singapore               30,000           29,166
          Renhe Commercial Holdings                                                  China                 52,000           12,055
          Wheelock Properties Ltd.                                                 Hong Kong               35,000           22,359
                                                                                                                   ---------------
                                                                                                                            63,580
                                                                                                                   ---------------
          SOFTWARE 2.4%
          Nintendo Co. Ltd.                                                          Japan                    100           33,471
     (a)  RCG Holdings Ltd.                                                        Hong Kong               22,000           24,878
                                                                                                                   ---------------
                                                                                                                            58,349
                                                                                                                   ---------------
          TOBACCO 2.6%
          British American Tobacco PLC                                           United Kingdom             1,081           37,282
          Japan Tobacco Inc.                                                         Japan                      7           26,049
                                                                                                                   ---------------
                                                                                                                            63,331
                                                                                                                   ---------------
          WIRELESS TELECOMMUNICATION SERVICES 4.2%
          MobileOne Ltd.                                                           Singapore               25,000           37,172
          SK Telecom Co. Ltd.                                                     South Korea                 162           24,842
          Vodafone Group PLC                                                     United Kingdom            17,696           40,852
                                                                                                                   ---------------
                                                                                                                           102,866
                                                                                                                   ---------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $1,878,086)                                               2,156,701
                                                                                                                   ---------------
          PREFERRED STOCKS 1.2%
          AUTOMOBILES 1.2%
          Porsche Automobile Holding SE, pfd.                                       Germany                   357           21,717
          Volkswagen AG, pfd.                                                       Germany                    85            7,797
                                                                                                                   ---------------
          TOTAL PREFERRED STOCKS (COST $29,188)                                                                             29,514
                                                                                                                   ---------------

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT(c)
                                                                                                  ---------------
          CORPORATE BONDS AND NOTES (COST $14,397) 0.5%
   (d, e) Bank of Ireland Holdings PLC, sub. note, 7.40%, Perpetual              United Kingdom        14,000 EUR           13,335
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL INTERNATIONAL SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          TOTAL INVESTMENTS (COST $1,921,671) 90.4%                                                                $     2,199,550
          OTHER ASSETS, LESS LIABILITIES 9.6%                                                                              232,344
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $     2,431,894
                                                                                                                   ---------------

(a)  Non-income producing.

(b)  A portion or all of the security purchased on a delayed delivery basis.

(c)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(d) Defaulted security or security for which income has been deemed uncollectible.

(e)  Perpetual security with no stated maturity date.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL INTERNATIONAL SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

At March 31, 2010, the fund had the following forward exchange contracts outstanding. See Note 3.

                                                      CONTRACT   SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY           COUNTERPARTY   TYPE    QUANTITY     AMOUNT       DATE      APPRECIATION   DEPRECIATION
--------           ------------   ----   ----------   --------   ----------   ------------   ------------
South Korean Won   BOFA           Sell   36,041,000   $ 32,000    4/19/10        $   170        $    --
South Korean Won   DBAB           Sell   33,772,500     30,000    4/19/10            174             --
Japanese Yen       SSBT           Sell    5,300,000     59,995    4/20/10          3,314             --
Danish Krone       SSBT           Buy        13,800      2,524    4/23/10             --            (20)
Danish Krone       SSBT           Sell      320,000     63,299    4/23/10          5,236             --
Singapore Dollar   SSBT           Sell      161,800    115,310    4/26/10             --           (338)
Swiss Franc        SSBT           Sell       98,500     92,750    5/10/10             --           (736)
Swiss Franc        BOFA           Sell       33,000     31,857    5/10/10            537             --
Swiss Franc        SSBT           Sell       37,000     35,114    5/10/10              8             --
British Pound      SSBT           Buy         7,730     12,184    5/12/10             --           (450)
British Pound      BZWS           Sell      180,200    290,681    5/12/10         17,153             --
Euro               BOFA           Sell      334,890    457,795    7/16/10          5,332             --
Euro               SSBT           Sell       18,200     24,612    7/16/10             22             --
                                                                                 -------        -------
                   Unrealized appreciation (depreciation)                         31,946         (1,544)
                                                                                 -------        -------
                      Net unrealized appreciation (depreciation)                 $30,402
                                                                                 =======

ABBREVIATIONS

COUNTERPARTY

BOFA   Bank of America N.A.
BZWS   Barclays Bank PLC
DBAB   Deutsche Bank AG
SSBT   State Street Bank and Trust Co., N.A.

CURRENCY

EUR Euro

SELECTED PORTFOLIO

ADR    American Depository Receipt
PC     Participation Certificate

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL SHARES SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                      SHARES/
                                                                                                     WARRANTS/
                                                                                     COUNTRY         CONTRACTS          VALUE
                                                                                ----------------  ---------------  ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 81.5%
          AEROSPACE & DEFENSE 0.1%
      (a) GenCorp Inc.                                                            United States           494,180  $     2,846,477
                                                                                                                   ---------------

          AIR FREIGHT & LOGISTICS 0.5%
          TNT NV                                                                   Netherlands            868,685       24,916,309
                                                                                                                   ---------------
          AIRLINES 0.0%
(a, b, c) Northwest Airlines Corp., Contingent Distribution                       United States        27,670,000               --
                                                                                                                   ---------------
          AUTO COMPONENTS 0.2%
(a, b, c) Collins & Aikman Products Co., Contingent Distribution                  United States           929,505            9,295
(a, b, c) Dana Holding Corp., Contingent Distribution                             United States        10,339,000               --
   (a, d) IACNA Investor LLC                                                      United States           168,957            1,690
(a, d, e) International Automotive Components Group Brazil LLC                       Brazil             1,730,515        2,645,067
(a, d, e) International Automotive Components Group Japan LLC                         Japan               269,643        1,836,651
(a, d, e) International Automotive Components Group LLC                            Luxembourg           6,170,474        3,261,527
(a, d, e) International Automotive Components Group NA LLC, A                     United States         4,838,053        2,895,187
                                                                                                                   ---------------
                                                                                                                        10,649,418
                                                                                                                   ---------------
          AUTOMOBILES 0.5%
          Daimler AG (EUR Traded)                                                    Germany              549,767       25,940,986
                                                                                                                   ---------------
          BEVERAGES 4.4%
          Brown-Forman Corp., A                                                   United States             7,455          468,174
          Brown-Forman Corp., B                                                   United States           107,219        6,374,170
          Carlsberg AS, B                                                            Denmark              296,066       24,855,520
          Coca-Cola Enterprises Inc.                                              United States           645,300       17,848,998
          Dr. Pepper Snapple Group Inc.                                           United States         2,383,127       83,814,577
          PepsiCo Inc.                                                            United States           482,758       31,939,269
          Pernod Ricard SA                                                           France               727,291       61,776,467
                                                                                                                   ---------------
                                                                                                                       227,077,175
                                                                                                                   ---------------
          BUILDING PRODUCTS 0.5%
      (a) Owens Corning Inc.                                                      United States         1,101,191       28,014,299
                                                                                                                   ---------------

          CAPITAL MARKETS 2.1%
          Morgan Stanley                                                          United States         2,232,590       65,392,561
      (a) UBS AG                                                                   Switzerland          2,545,758       41,398,759
                                                                                                                   ---------------
                                                                                                                       106,791,320
                                                                                                                   ---------------
          CHEMICALS 0.9%
(a, b, c) Dow Corning Corp., Contingent Distribution                              United States           650,000           25,000
          Linde AG                                                                   Germany              409,050       48,820,833
                                                                                                                   ---------------
                                                                                                                        48,845,833
                                                                                                                   ---------------
          COMMERCIAL BANKS 3.6%
          Barclays PLC                                                           United Kingdom        11,141,292       60,947,709
   (a, d) Elephant Capital Holdings Ltd.                                              Japan                11,728               --
   (a, d) First Southern Bancorp Inc.                                             United States           133,965        2,826,662
      (a) Guaranty Bancorp                                                        United States         1,288,316        2,048,422
      (a) Intesa Sanpaolo SpA                                                         Italy             5,663,270       21,098,627
   (a, d) NCB Warrant Holdings Ltd., A                                                Japan                57,295               --
          PNC Financial Services Group Inc.                                       United States           533,990       31,879,203
   (a, d) State Bank and Trust Co.                                                United States           433,000        6,386,750
          Wells Fargo & Co.                                                       United States         1,884,430       58,643,462
                                                                                                                   ---------------
                                                                                                                       183,830,834
                                                                                                                   ---------------
          COMMERCIAL SERVICES & SUPPLIES 0.0%(f)
      (a) Comdisco Holding Co. Inc.                                               United States               180            1,537
(a, b, c) Comdisco Holding Co. Inc., Contingent Distribution                      United States         7,473,000               --
                                                                                                                   ---------------
                                                                                                                             1,537
                                                                                                                   ---------------

 Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL SHARES SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          COMMUNICATIONS EQUIPMENT 0.9%
      (a) Motorola Inc.                                                           United States         5,515,913  $    38,721,709
          Tandberg ASA                                                               Norway               182,188        5,196,612
                                                                                                                   ---------------
                                                                                                                        43,918,321
                                                                                                                   ---------------
          COMPUTERS & PERIPHERALS 1.1%
   (a, d) DecisionOne Corp.                                                       United States           108,227          138,828
   (a, d) DecisionOne Corp., wts., 6/08/17                                        United States            59,425           76,227
      (a) Dell Inc.                                                               United States         3,867,065       58,044,646
                                                                                                                   ---------------
                                                                                                                        58,259,701
                                                                                                                   ---------------
          CONSUMER FINANCE 0.6%
   (a, d) Cerberus CG Investor I LLC                                              United States         8,172,654        2,533,523
   (a, d) Cerberus CG Investor II LLC                                             United States         8,172,654        2,533,523
   (a, d) Cerberus CG Investor III LLC                                            United States         4,086,327        1,266,761
   (a, d) GMAC Inc.                                                               United States             1,592       22,694,569
                                                                                                                   ---------------
                                                                                                                        29,028,376
                                                                                                                   ---------------
          DIVERSIFIED CONSUMER SERVICES 0.1 %
          Hillenbrand Inc.                                                        United States           342,585        7,533,444
                                                                                                                   ---------------
          DIVERSIFIED FINANCIAL SERVICES 2.6%
          Bank of America Corp.                                                   United States         5,040,850       89,979,172
   (a, d) Bond Street Holdings LLC, A, 144A                                       United States           315,800        6,473,900
          Deutsche Boerse AG                                                         Germany              474,810       35,205,082
(a, b, c) Marconi Corp., Contingent Distribution                                 United Kingdom         9,945,700               --
                                                                                                                   ---------------
                                                                                                                       131,658,154
                                                                                                                   ---------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 2.2%
   (a, d) AboveNet Inc.                                                           United States           124,923        6,337,344
   (a, d) AboveNet Inc., stock grant, grant price $10.475, expiration date
             9/09/13                                                              United States                78           12,560
   (a, d) AboveNet Inc., stock grant, grant price $30, expiration date
             9/07/18                                                              United States                17            1,410
   (a, d) AboveNet Inc., wts., 9/08/10                                            United States             2,995          233,610
          Cable & Wireless Communication PLC                                     United Kingdom        20,212,409       17,001,428
      (a) Cable & Wireless Worldwide PLC                                         United Kingdom        20,212,409       28,233,419
(a, b, c) Global Crossing Holdings Ltd., Contingent Distribution                  United States         9,005,048               --
          Koninklijke KPN NV                                                       Netherlands          2,565,620       40,659,471
          Telefonica SA                                                               Spain               938,460       22,239,077
                                                                                                                   ---------------
                                                                                                                       114,718,319
                                                                                                                   ---------------
          ELECTRIC UTILITIES 2.9%
(a, b, c) Calpine Corp., Contingent Distribution                                  United States         4,555,000               --
          E.ON AG                                                                    Germany            1,645,663       60,787,014
          Entergy Corp.                                                           United States           319,190       25,966,107
          Exelon Corp.                                                            United States         1,072,667       46,993,541
          Prime Infrastructure Group                                                Australia           4,709,226       15,774,906
                                                                                                                   ---------------
                                                                                                                       149,521,568
                                                                                                                   ---------------
          ELECTRICAL EQUIPMENT 0.5%
          Alstom SA                                                                  France               450,950       28,129,348
                                                                                                                   ---------------
          ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENT 0.6%
          Tyco Electronics Ltd.                                                   United States         1,112,352       30,567,433
                                                                                                                   ---------------
          ENERGY EQUIPMENT & SERVICES 3.0%
          Baker Hughes Inc.                                                       United States           346,652       16,237,180
      (a) Exterran Holding Inc.                                                   United States           613,890       14,837,721
      (a) Pride International Inc.                                                United States           601,244       18,103,457
          Smith International Inc.                                                United States           613,000       26,248,660
      (a) Transocean Ltd.                                                         United States           892,107       77,060,202
                                                                                                                   ---------------
                                                                                                                       152,487,220
                                                                                                                   ---------------
          FOOD & STAPLES RETAILING 4.9%
          Carrefour SA                                                               France               518,075       24,977,544
          CVS Caremark Corp.                                                      United States         3,623,125      132,461,451
          Kroger Co.                                                              United States         2,609,258       56,516,528

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL SHARES SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Wal-Mart Stores Inc.                                                    United States           683,162  $    37,983,807
                                                                                                                   ---------------
                                                                                                                       251,939,330
                                                                                                                   ---------------

          FOOD PRODUCTS 4.6%
          Danone                                                                      France              272,661       16,429,687
          General Mills Inc.                                                      United States           517,410       36,627,454
          Kraft Foods Inc., A                                                     United States         3,369,319      101,888,207
          Nestle SA                                                                Switzerland          1,618,603       82,926,528
                                                                                                                   ---------------
                                                                                                                       237,871,876
                                                                                                                   ---------------
          HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
          Alcon Inc.                                                               Switzerland             85,957       13,887,213
          Becton Dickinson and Co.                                                United States            48,001        3,779,119
      (a) Boston Scientific Corp.                                                 United States         3,006,450       21,706,569
                                                                                                                   ---------------
                                                                                                                        39,372,901
                                                                                                                   ---------------
          HEALTH CARE PROVIDERS & SERVICES 2.9%
      (a) Community Health Systems Inc.                                           United States         1,277,022       47,160,422
      (a) Kindred Healthcare Inc.                                                 United States           167,311        3,019,964
      (a) Tenet Healthcare Corp.                                                  United States         6,379,987       36,493,526
          UnitedHealth Group Inc.                                                 United States         1,997,570       65,260,612
                                                                                                                   ---------------
                                                                                                                       151,934,524
                                                                                                                   ---------------
          HOTELS, RESTAURANTS & LEISURE 0.1%
(a, d, g) GLCP Harrah's Investment LP                                             United States         5,565,600               --
          Thomas Cook Group PLC                                                  United Kingdom         1,474,171        6,029,802
                                                                                                                   ---------------
                                                                                                                         6,029,802
                                                                                                                   ---------------
          HOUSEHOLD DURABLES 0.1%
          Stanley Black & Decker Inc.                                             United States            46,400        2,663,824
                                                                                                                   ---------------
          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.7%
      (a) NRG Energy Inc.                                                         United States         1,814,370       37,920,333
                                                                                                                   ---------------
          INDUSTRIAL CONGLOMERATES 2.9%
          Orkla ASA                                                                   Norway            5,362,549       47,421,447
          Siemens AG                                                                 Germany              663,515       66,560,810
          Tyco International Ltd.                                                 United States           986,415       37,730,374
                                                                                                                   ---------------
                                                                                                                       151,712,631
                                                                                                                   ---------------
          INSURANCE 5.1 %
          ACE Ltd.                                                                United States           894,765       46,796,210
      (a) Alleghany Corp.                                                         United States            24,294        7,064,800
      (a) Berkshire Hathaway Inc., A                                              United States               149       18,148,200
      (a) Berkshire Hathaway Inc., B                                              United States           604,340       49,114,712
      (a) Conseco Inc.                                                            United States           964,957        6,002,033
          Old Republic International Corp.                                        United States         2,329,142       29,533,521
   (a, d) Olympus Re Holdings Ltd.                                                United States            16,280           14,413
          The Travelers Coso Inc.                                                 United States           371,296       20,027,706
          White Mountains Insurance Group Ltd.                                    United States           140,935       50,031,925
          Zurich Financial Services AG                                             Switzerland            137,066       35,150,795
                                                                                                                   ---------------
                                                                                                                       261,884,315
                                                                                                                   ---------------
          LEISURE EQUIPMENT & PRODUCTS 1.1%
      (a) Eastman Kodak Co.                                                       United States            86,573          501,258
          Mattei Inc.                                                             United States         2,430,665       55,273,322
                                                                                                                   ---------------
                                                                                                                        55,774,580
                                                                                                                   ---------------
          MACHINERY 0.2%
          Federal Signal Corp.                                                    United States           930,921        8,387,598
(a,d,e,g) MCII Holdings Inc.                                                      United States             2,219               --
                                                                                                                   ---------------
                                                                                                                         8,387,598
                                                                                                                   ---------------
          MARINE 1.0%
          A P Moller - Maersk AS                                                     Denmark                7,009       53,423,710
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL SHARES SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          MEDIA 3.6%
          News Corp., A                                                           United States         6,920,069  $    99,718,194
          Time Warner Cable Inc.                                                  United States           682,949       36,408,011
   (a, c) TVMAX Holdings Inc.                                                     United States            35,609               --
          Virgin Media Inc.                                                      United Kingdom         2,861,769       49,394,133
                                                                                                                   ---------------
                                                                                                                       185,520,338
                                                                                                                   ---------------
          MULTI-UTILITIES 0.6%
          GDF Suez                                                                   France               794,532       30,700,739
                                                                                                                   ---------------
          OFFICE ELECTRONICS 1.2%
          Xerox Corp.                                                             United States         6,172,294       60,179,867
                                                                                                                   ---------------
          OIL, GAS & CONSUMABLE FUELS 4.2%
          Marathon Oil Corp.                                                      United States         1,930,294       61,074,502
          Noble Energy Inc.                                                       United States           255,029       18,617,117
          Royal Dutch Shell PLC, A                                               United Kingdom         1,977,621       57,217,982
          Total SA, B                                                                France               548,419       31,845,663
          XTO Energy Inc.                                                         United States         1,061,579       50,085,298
                                                                                                                   ---------------
                                                                                                                       218,840,562
                                                                                                                   ---------------
          PAPER & FOREST PRODUCTS 3.1 %
      (a) Domtar Corp.                                                            United States           301,239       19,402,804
          International Paper Co.                                                 United States         1,692,384       41,649,570
          MeadWestvaco Corp.                                                      United States         1,464,799       37,425,614
          Weyerhaeuser Co.                                                        United States         1,407,287       63,707,883
                                                                                                                   ---------------
                                                                                                                       162,185,871
                                                                                                                   ---------------
          PHARMACEUTICALS 1.0%
          Eli Lilly & Co.                                                         United States           145,600        5,273,632
          Novartis AG                                                              Switzerland            873,127       47,177,023
                                                                                                                   ---------------
                                                                                                                        52,450,655
                                                                                                                   ---------------
          REAL ESTATE INVESTMENT TRUSTS (REITS) 0.7%
      (a) Alexander's Inc.                                                        United States            49,326       14,754,886
          The Link REIT                                                             Hong Kong           8,630,556       21,186,644
                                                                                                                   ---------------
                                                                                                                        35,941,530
                                                                                                                   ---------------
          REAL ESTATE MANAGEMENT & DEVELOPMENT 0.5%
   (a, c) Canary Wharf Group PLC                                                 United Kingdom         1,535,898        7,278,261
      (a) Forestar Group Inc.                                                     United States           330,463        6,239,141
      (a) The St. Joe Co.                                                         United States           314,282       10,167,023
                                                                                                                   ---------------
                                                                                                                        23,684,425
                                                                                                                   ---------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.6%
      (a) LSI Corp.                                                               United States         8,226,023       50,343,261
          Maxim Integrated Products Inc.                                          United States         1,620,598       31,423,395
                                                                                                                   ---------------
                                                                                                                        81,766,656
                                                                                                                   ---------------
          SOFTWARE 2.7%
          Microsoft Corp.                                                         United States         3,405,283       99,672,633
          Nintendo Co. Ltd.                                                           Japan               123,923       41,477,730
                                                                                                                   ---------------
                                                                                                                       141,150,363
                                                                                                                   ---------------

          TOBACCO 8.8%
          Altria Group Inc.                                                       United States         4,336,384       88,982,600
          British American Tobacco PLC                                           United Kingdom         3,805,987      131,261,575
          British American Tobacco PLC, ADR                                      United Kingdom             4,218          290,620
          Imperial Tobacco Group PLC                                             United Kingdom         3,149,559       96,117,701
          Japan Tobacco Inc.                                                          Japan                 8,960       33,343,100
          KT&G Corp.                                                               South Korea            393,151       21,751,958
          Lorillard Inc.                                                          United States           250,360       18,837,086
          Philip Morris International Inc.                                        United States           553,920       28,892,467
          Reynolds American Inc.                                                  United States           589,286       31,809,658
                                                                                                                   ---------------
                                                                                                                       451,286,765
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL SHARES SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             TRANSPORTATION INFRASTRUCTURE 0.2%
             Groupe Eurotunnel SA                                                     France        1,235,859      $    12,597,940
                                                                                                                   ---------------
             WIRELESS TELECOMMUNICATION SERVICES 1.5%
             Vodafone Group PLC                                                   United Kingdom   33,562,610           77,481,806
                                                                                                                   ---------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
                (COST $3,979,594,486)                                                                                4,197,439,013
                                                                                                                   ---------------
             PREFERRED STOCKS 0.3%
             AUTOMOBILES 0.2%
             Volkswagen AG, pfd.                                                      Germany         128,213           11,761,785
                                                                                                                   ---------------
             COMMERCIAL BANKS 0.0%(f)
   (a, d)    First Southern Bancorp Inc., cvt. pfd., C                            United States           229              229,000
                                                                                                                   ---------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(f)
   (a, d)    PTV Inc., 10.00%, pfd., A                                            United Kingdom       17,300                2,379
                                                                                                                   ---------------
             MACHINERY 0.1 %
(d, e, g, h) MCII Holdings Inc., PIK, pfd., A                                     United States        17,309            4,845,247
                                                                                                                   ---------------
             TOTAL PREFERRED STOCKS (COST $28,239,373)                                                                  16,838,411
                                                                                                                   ---------------

                                                                                                   PRINCIPAL
                                                                                                   AMOUNT(i)
                                                                                                  -----------
          CORPORATE BONDS, NOTES AND SENIOR FLOATING RATE INTERESTS 5.5%
   (j, k) Avaya Inc., Term Loan B-1, FRN, 3.002%, 10/26/14                        United States    46,323,000           41,450,795
      (j) Boston Generating LLC, FRN,
             Revolver, 0.165%, 12/21/13                                           United States       469,092              396,529
             Synthetic Letter of Credit, 0.165%, 12/21/13                         United States     1,675,285            1,416,140
             Term Loan B, 2.54%, 12/21/13                                         United States     7,326,042            6,192,799
   (d, i) Cerberus CG Investor I LLC, 12.00%, 7/31/14                             United States     7,173,000            2,223,630
   (d, i) Cerberus CG Investor II LLC, 12.00%, 7/31/14                            United States     7,173,000            2,223,630
   (d, i) Cerberus CG Investor III LLC, 12.00%, 7/31/14                           United States     3,586,500            1,111,815
      (j) Charter Communications Operating LLC, Incremental Term Loan,
             FRN, 7.25%, 3/06/14                                                  United States     4,466,239            4,553,360
          CIT Group Inc.,
      (j)    New Term Loan Tranche 1B, FRN, 13.00%, 1/20/12                       United States     6,138,900            6,363,995
             senior secured sub. bond, 7.00%, 5/01/13                             United States     2,029,774            1,989,179
             senior secured sub. bond, 7.00%, 5/01/14                             United States     3,044,660            2,884,815
             senior secured sub. bond, 7.00%, 5/01/15                             United States     3,044,660            2,846,757
             senior secured sub. bond, 7.00%, 5/01/16                             United States    24,538,436           22,698,053
             senior secured sub. bond, 7.00%, 5/01/17                             United States    17,504,211           16,191,395
      (j)    Term Loan Tranche 2A, FRN, 9.50%, 1/20/12                            United States    17,920,800           18,383,748
          DecisionOne Corp.,
      (d)    senior secured note, 15.00%, 11/30/13                                United States       144,890              144,890
      (c)    Term Loan B, 15.00%, 8/29/13                                         United States        25,343               25,343
          Exterran Holding Inc., senior note, cvt., 4.25%, 6/15/14                United States     2,108,000            2,617,714
      (j) First Data Corp., Term Loan, FRN,
             B-1, 2.997%, 9/24/14                                                 United States    22,263,815           19,775,589
             B-2, 3.032%, 9/24/14                                                 United States    13,343,404           11,835,453
             B-3, 3.032%, 9/24/14                                                 United States     1,462,894            1,294,661
(c, e, j) International Automotive Components Group NA Inc., Revolver,
             FRN, 5.50%, 1/18/13                                                  United States       959,420              959,420
(d, e, l) International Automotive Components Group NA LLC, 9.00%,
             4/01/17                                                              United States     1,456,500            1,500,213
          Realogy Corp.,
      (j)    Delayed Draw Term Loan B, FRN, 3.251 %, 10/10/13                     United States    21,327,291           18,894,914
      (j)    Initial Term Loan B, FRN, 3.251 %, 10/10/13                          United States    29,811,360           26,411,375
             Second Lien Tranche A Term Loan, 13.50%, 10/15/17                    United States     1,642,000            1,810,305
      (j)    Synthetic Letter of Credit, FRN, 0.083%, 10/10/13                    United States     8,026,150            7,110,768
      (j) Spectrum Brands Inc., FRN,
             Dollar Term Loan B, 8.00%, 6/30/12                                   United States       917,624              918,436

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL SHARES SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

                Euro Term Loan, 8.50%, 6/30/12                                    United States     2,886,300 EUR  $     3,892,010
                Letter of Credit Commitment, 1.50%, 6/30/12                       United States        47,217               47,259
         (j) Texas Competitive Electric Holdings Co. LLC, FRN,
                Delayed Draw Term Loan, 3.729%, 10/10/14                          United States    33,610,766           27,068,329
                Initial Tranche B-1 Term Loan, 3.729%, 10/10/14                   United States    18,628,409           15,339,340
                Tranche B-2 Term Loan, 3.729%, 10/10/14                           United States     2,937,409            2,419,488
                Tranche B-3 Term Loan, 3.729%, 10/10/14                           United States    10,387,067            8,460,349
      (c, i) TVMAX Holdings Inc., PIK,
                11.50%, 6/30/10                                                   United States        88,578                   --
                14.00%, 6/30/10                                                   United States       245,878                   --
                                                                                                                   ---------------
             TOTAL CORPORATE BONDS, NOTES AND SENIOR FLOATING RATE INTERESTS
                (COST $272,710,895)                                                                                    281,452,496
                                                                                                                   ---------------
             CORPORATE BONDS AND NOTES IN REORGANIZATION (COST $12,080,890)
                0.0%(f)
      (e, i) Wimar OPCO LLC/Finance Corp., senior sub. note, 9.625%,
                12/15/14                                                          United States    18,305,000               27,458
                                                                                                                   ---------------

                                                                                                    SHARES
                                                                                                  -----------
             COMPANIES IN LIQUIDATION 0.0%(f)
         (a) Adelphia Recovery Trust                                              United States    29,283,354            1,024,917
      (a, b) Adelphia Recovery Trust, Arahova Contingent Value Vehicle,
             Contingent Distribution                                              United States     1,955,453              479,086
(a, d, e, g) CBFIM Coinvestors LLC                                                United States     6,400,507                   --
   (a, b, c) Century Communications Corp., Contingent Distribution                United States     5,487,000                   --
      (a, d) FIM Coinvestor Holdings I LLC                                        United States     8,006,950                   --

                                                                                                   PRINCIPAL
                                                                                                   AMOUNT(i)
                                                                                                  -----------
      (a, c) Peregrine Investments Holdings Ltd., 6.70%, 1/15/98                  Hong Kong         5,000,000 JPY              --
      (a, c) PIV Investment Finance (Cayman) Ltd., 4.50%, 12/01/00                Hong Kong        12,200,000                  --
                                                                                                                   ---------------
             TOTAL COMPANIES IN LIQUIDATION (COST $3,935,637)                                                            1,504,003
                                                                                                                   ---------------

             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
                (COST $4,296,561,281)                                                                                4,497,261,381
                                                                                                                   ---------------

             SHORT TERM INVESTMENTS 12.3%
             SENIOR FLOATING RATE INTERESTS (COST $620,087) 0.0%(f)
         (j) Lyondell Chemical Co., DIP Delayed Draw Term Loan, FRN,
                13.00%, 6/03/10                                                   United States       623,229              647,769
                                                                                                                   ---------------
             U.S. GOVERNMENT AND AGENCY SECURITIES 12.3%
         (m) FHLB, 4/01/10                                                        United States    72,900,000           72,900,000
      (m, n) U.S. Treasury Bills, 4/01/10 - 9/23/10                               United States   560,000,000          559,776,761
                                                                                                                   ---------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $632,670,872)                                           632,676,761
                                                                                                                   ---------------
             TOTAL INVESTMENTS (COST $4,929,852,240) 99.5%                                                           5,130,585,911
             SECURITIES SOLD SHORT (1.5)%                                                                              (77,562,708)
             OTHER ASSETS, LESS LIABILITIES 2.0%                                                                       101,919,235
                                                                                                                   ---------------
             NET ASSETS 100.0%                                                                                     $ 5,154,942,438
                                                                                                                   ===============

                                                                                                    SHARES
                                                                                                  -----------
             SECURITIES SOLD SHORT (1.5)%
             ENERGY EQUIPMENT & SERVICES (0.5)%
             Schlumberger Ltd.                                                    United States       427,016      $   (27,098,435)
                                                                                                                   ---------------
             OIL, GAS & CONSUMABLE FUELS (1.0)%
             Exxon Mobil Corp.                                                    United States       753,423          (50,464,273)
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL SHARES SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             TOTAL SECURITIES SOLD SHORT (PROCEEDS $78,168,022)                                                    $   (77,562,708)
                                                                                                                   ---------------

(a)  Non-income producing.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2010, the aggregate value of these securities was $8,297,319, representing 0.16% of net assets.

(d)  See Note 5 regarding restricted securities.

(e)  See Note 8 regarding other considerations.

(f)  Rounds to less than 0.1 % of net assets.

(g)  See Note 6 regarding holdings of 5% voting securities.

(h)  Income may be received in additional securities and/or cash.

(i)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(j)  The coupon rate shown represents the rate at period end.

(k)  A portion or all of the security purchased on a delayed delivery basis.

(l) Defaulted security or security for which income has been deemed uncollectible.

(m)  The security is traded on a discount basis with no stated coupon rate.

(n) Security or a portion of the security has been segregated as collateral for securities sold short. At March 31, 2010, the aggregate value of these securities and/or cash pledged amounted to $120,326,537.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL SHARES SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

At March 31, 2010, the fund had the following forward exchange contracts outstanding. See Note 3.

                                                            CONTRACT     SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY            COUNTERPARTY   TYPE      QUANTITY        AMOUNT         DATE      APPRECIATION   DEPRECIATION
--------            ------------   ----   -------------   ------------   ----------   ------------   ------------
British Pound       BOFA           Buy       15,640,000   $ 24,969,444     4/12/10     $        --   $(1,224,953)
British Pound       DBAB           Buy        7,949,518     12,553,384     4/12/10              --      (484,507)
British Pound       BOFA           Sell       4,920,000      7,428,169     4/12/10              --       (41,325)
British Pound       DBAB           Sell      94,122,530    152,983,815     4/12/10      10,087,939            --
Euro                DBAB           Sell      38,470,000     55,711,884     4/14/10       3,736,276            --
Euro                SSBT           Sell      68,030,574     95,959,593     4/14/10       4,045,623            --
Euro                HAND           Sell       1,110,000      1,524,491     4/14/10          24,805            --
South Korean Won    BOFA           Sell   9,768,509,340      8,410,000     4/19/10              --      (217,101)
South Korean Won    BOFA           Buy    3,800,000,000      3,348,018     4/19/10           7,969            --
South Korean Won    DBAB           Sell   2,589,225,000      2,300,000     4/19/10          13,315            --
South Korean Won    BOFA           Sell   8,516,578,000      7,544,000     4/19/10          22,548            --
Japanese Yen        HAND           Buy       82,317,690        910,000     4/20/10              --       (29,641)
Japanese Yen        DBAB           Buy       40,858,200        450,000     4/20/10              --       (13,036)
Japanese Yen        BOFA           Buy       75,409,425        819,000     4/20/10              --       (12,522)
Japanese Yen        DBAB           Sell   1,960,269,539     21,535,497     4/20/10         571,086            --
Japanese Yen        SSBT           Sell     343,547,450      3,795,472     4/20/10         121,350            --
Japanese Yen        BOFA           Sell      81,612,760        910,000     4/20/10          37,180            --
Danish Krone        HAND           Buy        4,478,960        860,000     4/23/10              --       (47,306)
Danish Krone        DBAB           Sell       2,892,848        520,000     4/23/10              --        (4,899)
Danish Krone        BOFA           Buy        2,070,316        380,000     4/23/10              --        (4,347)
Danish Krone        BOFA           Sell       2,773,100        500,000     4/23/10              --        (3,171)
Danish Krone        HAND           Sell      66,204,901     13,233,356     4/23/10       1,220,678            --
Danish Krone        SSBT           Sell      38,000,000      7,628,454     4/23/10         733,470            --
Danish Krone        DBAB           Sell       6,618,461      1,240,000     4/23/10          39,100            --
Danish Krone        BOFA           Sell       8,910,644      1,700,000     4/23/10          83,191            --
Swiss Franc         DBAB           Sell      38,622,899     36,318,823     5/10/10              --      (337,843)
Swiss Franc         SSBT           Buy        7,967,266      7,842,259     5/10/10              --      (280,594)
Swiss Franc         SSBT           Sell      34,025,183     32,058,436     5/10/10              --      (234,576)
Swiss Franc         BZWS           Sell      18,913,171     17,810,690     5/10/10              --      (139,641)
Swiss Franc         BOFA           Sell      17,911,359     16,860,230     5/10/10              --      (139,289)
Swiss Franc         FBCO           Sell         201,959        195,000     5/10/10           3,322            --
Swiss Franc         BZWS           Sell       2,026,012      1,990,000     5/10/10          67,129            --
Swiss Franc         DBAB           Sell       2,796,259      2,760,001     5/10/10         106,096            --
Swiss Franc         BOFA           Sell       3,398,740      3,333,000     5/10/10         107,284            --
Swiss Franc         SSBT           Sell      27,190,522     26,474,645     5/10/10         668,351            --
Swiss Franc         HSBC           Sell         930,120        920,000     5/10/10          37,231            --
British Pound       BOFA           Buy        2,925,000      4,726,817     5/12/10              --      (286,925)
British Pound       BZWS           Buy        1,500,000      2,418,750     5/12/10              --      (141,882)
British Pound       DBAB           Buy        1,525,000      2,389,370     5/12/10              --       (74,554)
British Pound       SSBT           Buy          436,333        708,561     5/12/10              --       (46,246)
British Pound       DBAB           Sell      64,179,672    103,420,758     5/12/10       6,001,667            --
British Pound       BZWS           Sell      15,000,000     24,196,500     5/12/10       1,427,821            --
British Pound       BOFA           Sell       1,534,140      2,503,717     5/12/10         175,027            --
Euro                BOFA           Sell      38,610,000     55,887,200     5/14/10       3,721,319            --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL SHARES SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

Euro                BZWS           Sell      36,250,000     52,671,250     5/14/10       3,693,960            --
Euro                DBAB           Sell      21,760,000     30,460,922     5/14/10       1,061,037            --
Euro                SSBT           Sell       1,460,312      1,989,398     5/14/10          16,374            --
Norwegian Krone     DBAB           Sell     100,000,000     16,823,617     5/18/10          34,231            --
Norwegian Krone     HAND           Sell      13,419,450      2,275,000     5/18/10          21,957            --
Australian Dollar   SSBT           Sell       5,595,000      5,131,622     5/19/10          25,285            --
Euro                SSBT           Sell      64,491,407     87,941,134     7/16/10         808,168            --
Euro                BZWS           Sell      47,479,135     64,476,666     7/16/10         328,618            --
Norwegian Krone     HAND           Buy        5,009,714        830,000     8/16/10           7,223            --
Norwegian Krone     DBAB           Sell      59,588,423      9,977,299     8/16/10          18,886            --
Norwegian Krone     SSBT           Sell     100,000,000     16,736,962     8/16/10          24,969            --
Euro                BOFA           Sell      52,000,000     71,136,000     8/31/10         884,439            --
British Pound       DBAB           Sell      43,650,000     65,589,218     9/15/10              --      (617,604)
British Pound       BZWS           Sell      41,500,000     62,374,500     9/15/10              --      (571,276)
British Pound       BOFA           Sell         820,000      1,247,122     9/15/10           3,374            --
British Pound       DBAB           Sell         820,000      1,244,309     9/15/10             561            --
Euro                SSBT           Sell       3,882,246      5,182,566     9/15/10              --       (62,206)
Euro                DBAB           Sell      10,163,845     13,698,317     9/15/10              --       (37,220)
Euro                BOFA           Sell         610,000        825,879     9/15/10              --        (2,765)
Euro                DBAB           Sell       7,755,000     10,656,700     9/15/10         179,981            --
Euro                SSBT           Sell       3,294,643      4,531,603     9/15/10          80,661            --
Euro                BOFA           Sell       3,320,000      4,550,967     9/15/10          65,769            --
                                                                                       -----------   -----------
                    Unrealized appreciation (depreciation)                              40,315,270    (5,055,429)
                                                                                       -----------   -----------
                       Net unrealized appreciation (depreciation)                      $35,259,841
                                                                                       ===========

ABBREVIATIONS

COUNTERPARTY

BOFA - Bank of America N.A.
BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
FBCO - Credit Suisse International
HAND - Svenska Handelsbanken
HSBC - HSBC Bank USA
SSBT - State Street Bank and Trust Co., N.A.

CURRENCY

EUR  - Euro
JPY  - Japanese Yen

SELECTED PORTFOLIO

ADR  - American Depository Receipt
DIP  - Debtor-In-Possession
FHLB - Federal Home Loan Bank
FRN  - Floating Rate Note
PIK  - Payment-In-Kind

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                         INDUSTRY                      SHARES           VALUE
                                                           -------------------------------------  ---------------  ---------------
          COMMON STOCKS 81.2%
          Austria 0.9%
          OMVAG                                                 Oil, Gas & Consumable Fuels               205,986  $     7,731,101
                                                                                                                   ---------------
          BRAZIL 9.4%                                          Independent Power Producers &
          AES Tiete SA                                                Energy Traders                      239,877        2,359,645
          Companhia de Bebidas das Americas (AmBev)                      Beverages                        238,655       18,527,306
          Itau Unibanco Holding SA, ADR                              Commercial Banks                   1,623,674       35,704,591
          Natura Cosmeticos SA                                       Personal Products                    823,138       16,712,757
          Souza Cruz SA                                                   Tobacco                         199,070        6,941,698
                                                                                                                   ---------------
                                                                                                                        80,245,997
                                                                                                                   ---------------
          CHINA 11.4%
      (a) Aluminum Corp. of China Ltd., H                             Metals & Mining                  11,336,000       11,724,002
          Angang Steel Co. Ltd., H                                    Metals & Mining                   2,156,000        3,948,652
          China Coal Energy Co., H                              Oil, Gas & Consumable Fuels             6,513,000       10,183,575
          China Dongxiang Group Co.                          Textiles, Apparel & Luxury Goods           4,556,000        3,268,432
          China Molybdenum Co. Ltd., H                                Metals & Mining                   3,393,391        2,853,958
          China Petroleum and Chemical Corp., H                 Oil, Gas & Consumable Fuels             2,644,000        2,162,398
      (b) China Shipping Development Co. Ltd., H                          Marine                        6,394,000       10,442,209
          CNOOC Ltd.                                            Oil, Gas & Consumable Fuels             3,077,000        5,048,907
      (b) Denway Motors Ltd.                                            Automobiles                    27,663,959       14,750,786
      (a) Hidili Industry International Development Ltd.              Metals & Mining                   7,767,000        8,402,975
      (a) Inner Mongolia Yitai Coal Co. Ltd., B                 Oil, Gas & Consumable Fuels               296,183        2,763,091
          PetroChina Co. Ltd., H                                Oil, Gas & Consumable Fuels            18,422,000       21,543,840
                                                                                                                   ---------------
                                                                                                                        97,092,825
                                                                                                                   ---------------
          HONG KONG 2.1%
          Dairy Farm International Holdings Ltd.                 Food & Staples Retailing               1,014,733        6,697,238
      (a) GOME Electrical Appliances Holdings Ltd.                   Specialty Retail                   9,247,000        3,108,436
          VTech Holdings Ltd.                                    Communications Equipment                 724,000        7,865,460
                                                                                                                   ---------------
                                                                                                                        17,671,134
                                                                                                                   ---------------
          HUNGARY 2.8%
      (a) MOL Hungarian Oil and Gas Nyrt.                       Oil, Gas & Consumable Fuels                34,414        3,522,003
      (a) OTP Bank Ltd.                                              Commercial Banks                     591,507       20,693,710
                                                                                                                   ---------------
                                                                                                                        24,215,713
                                                                                                                   ---------------
          INDIA 13.7%
      (b) Grasim Industries Ltd.                                  Construction Materials                   40,253        2,526,475
          Hindalco Industries Ltd.                                    Metals & Mining                   2,542,079       10,303,274
          Infosys Technologies Ltd.                                     IT Services                       135,890        7,926,967
          National Aluminium Co. Ltd.                                 Metals & Mining                     561,104        5,085,983
          Oil & Natural Gas Corp. Ltd.                          Oil, Gas & Consumable Fuels               601,056       14,728,084
      (b) Sesa Goa Ltd.                                               Metals & Mining                   3,035,821       31,902,192
          Steel Authority of India Ltd.                               Metals & Mining                   1,057,892        5,941,941
          Tata Chemicals Ltd.                                            Chemicals                      1,120,158        8,166,934
      (b) Tata Consultancy Services Ltd.                                IT Services                     1,705,683       29,707,724
                                                                                                                   ---------------
                                                                                                                       116,289,574
                                                                                                                   ---------------
          INDONESIA 2.6%
          PT Astra International Tbk                                    Automobiles                     3,565,500       16,435,033
          PT Bank Central Asia Tbk                                   Commercial Banks                   9,653,532        5,840,971
                                                                                                                   ---------------
                                                                                                                        22,276,004
                                                                                                                   ---------------
          ISRAEL 0.9%
      (a) Taro Pharmaceutical Industries Ltd.                         Pharmaceuticals                     543,219        7,224,813
          MEXICO 2.4%
          America Movil SAB de CV, L, ADR                   Wireless Telecommunication Services           307,367       15,472,855
          Kimberly Clark de Mexico SAB de CV, A                     Household Products                    920,058        5,201,452
                                                                                                                   ---------------
                                                                                                                        20,674,307
                                                                                                                   ---------------
          PAKISTAN 1.6%
          MCB Bank Ltd.                                              Commercial Banks                   2,724,689        6,772,474

  Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Oil & Gas Development Co. Ltd.                        Oil, Gas & Consumable Fuels             4,217,200  $     6,507,039
                                                                                                                   ---------------
                                                                                                                        13,279,513
                                                                                                                   ---------------
          RUSSIA 13.9%
          Gazprom, ADR                                          Oil, Gas & Consumable Fuels               921,400       21,625,258
          Gazprom, ADR (London Exchange)                        Oil, Gas & Consumable Fuels               235,100        5,491,936
      (c) LUKOIL Holdings, ADR                                  Oil, Gas & Consumable Fuels                75,208        4,264,294
      (c) LUKOIL Holdings, ADR (London Exchange)                Oil, Gas & Consumable Fuels               317,168       17,983,425
      (a) Mining and Metallurgical Co. Norilsk Nickel,
             ADR                                                      Metals & Mining                   1,251,800       23,083,192
          Mobile TeleSystems                                Wireless Telecommunication Services           589,683        5,082,559
          Mobile TeleSystems, ADR                           Wireless Telecommunication Services           172,800        9,590,400
          Sberbank RF                                                Commercial Banks                   5,736,740       16,808,648
          TNK-BP                                                Oil, Gas & Consumable Fuels             4,531,950        9,517,095
    (a,d) Uralkali, GDR, Reg S                                           Chemicals                        220,500        4,619,475
                                                                                                                   ---------------
                                                                                                                       118,066,282
                                                                                                                   ---------------
          SOUTH AFRICA 1.6%
          Remgro Ltd.                                         Diversified Financial Services              465,961        6,272,121
          Standard Bank Group Ltd.                                   Commercial Banks                     468,581        7,375,782
                                                                                                                   ---------------
                                                                                                                        13,647,903
                                                                                                                   ---------------
          SOUTH KOREA 3.9%
          CJ Internet Corp.                                                Media                           25,990          314,696
          GS Engineering & Construction Corp.                   Construction & Engineering                106,518        9,178,934
          Hyundai Development Co.                               Construction & Engineering                 94,870        2,771,182
                                                              Semiconductors & Semiconductor
          Samsung Electronics Co. Ltd.                                   Equipment                         15,392       11,127,894
          SK Energy Co. Ltd.                                    Oil, Gas & Consumable Fuels                87,734        9,421,257
                                                                                                                   ---------------
                                                                                                                        32,813,963
                                                                                                                   ---------------
          SWEDEN 1.1%
          Oriflame Cosmetics SA, SDR                                 Personal Products                    149,765        9,336,388
                                                                                                                   ---------------
          TAIWAN 1.7%                                         Semiconductors & Semiconductor
          MediaTek Inc.                                                  Equipment                        162,624        2,822,898
          President Chain Store Corp.                            Food & Staples Retailing               3,384,075        8,443,530
                                                              Semiconductors & Semiconductor
          Taiwan Semiconductor Manufacturing Co. Ltd.                    Equipment                      1,843,169        3,571,076
                                                                                                                   ---------------
                                                                                                                        14,837,504
                                                                                                                   ---------------
          THAILAND 2.2%
          Kasikornbank Public Co. Ltd., fgn.                         Commercial Banks                     752,200        2,396,060
          PTT Exploration and Production Public Co.
             Ltd., fgn.                                         Oil, Gas & Consumable Fuels             1,961,100        9,006,443
          PTT Public Co. Ltd., fgn.                             Oil, Gas & Consumable Fuels               938,100        7,601,120
                                                                                                                   ---------------
                                                                                                                        19,003,623
                                                                                                                   ---------------
          TURKEY 3.9%
          Akbank TAS                                                 Commercial Banks                   2,034,234       13,135,332
          Tupras-Turkiye Petrol Rafinerileri AS                 Oil, Gas & Consumable Fuels               720,504       16,378,327
          Turkcell lletisim Hizmetleri AS                   Wireless Telecommunication Services           653,337        3,981,925
                                                                                                                   ---------------
                                                                                                                        33,495,584
                                                                                                                   ---------------
          UNITED ARAB EMIRATES 1.5%
          DP World Ltd.                                        Transportation Infrastructure            5,020,664        2,585,642
                                                                 Real Estate Management &
      (a) Emaar Properties PJSC                                         Development                     8,942,377        9,738,499
                                                                                                                   ---------------
                                                                                                                        12,324,141
                                                                                                                   ---------------
          UNITED KINGDOM 3.6%
      (a) Anglo American PLC                                          Metals & Mining                     441,920       19,359,987
          Antofagasta PLC                                             Metals & Mining                     704,479       11,123,948
                                                                                                                   ---------------
                                                                                                                        30,483,935
                                                                                                                   ---------------
          TOTAL COMMON STOCKS (COST $452,995,619)                                                                      690,710,304
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          PREFERRED STOCKS 12.3%
          BRAZIL 11.7%
          Banco Bradesco SA, ADR, pfd.                               Commercial Banks                     472,574  $     8,709,539
          Itausa - Investimentos Itau SA, pfd.                       Commercial Banks                   1,011,868        6,931,694
          Petroleo Brasileiro SA, ADR, pfd.                     Oil, Gas & Consumable Fuels               944,088       37,376,444
          Vale SA, ADR, pfd., A                                       Metals & Mining                   1,681,125       46,668,030
                                                                                                                   ---------------
                                                                                                                        99,685,707
                                                                                                                   ---------------
          CHILE 0.6%
          Embotelladora Andina SA, pfd., A                               Beverages                      1,859,410        5,350,565
                                                                                                                   ---------------
          TOTAL PREFERRED STOCKS (COST $52,067,434)                                                                    105,036,272
                                                                                                                   ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM
             INVESTMENTS (COST $505,063,053)                                                                           795,746,576
                                                                                                                   ---------------
          SHORT TERM INVESTMENTS (COST $58,715,625) 6.9%
          MONEY MARKET FUNDS 6.9%
      (e) Institutional Fiduciary Trust Money Market
              Portfolio, 0.00%                                                                         58,715,625       58,715,625
                                                                                                                   ---------------
          Total Investments (COST $563,778,678) 100.4%                                                                 854,462,201
          OTHER ASSETS, LESS LIABILITIES (0.4)%                                                                         (3,223,452)
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $   851,238,749
                                                                                                                   ===============

(a)  Non-income producing.

(b)  A portion or all of the security purchased on a delayed delivery basis.

(c)  See Note 8 regarding other considerations.

(d) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2010, the value of this security was $4,619,475, representing 0.54% of net assets.

(e) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR  American Depository Receipt
GDR  Global Depository Receipt
SDR  Swedish Depository Receipt

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                     COUNTRY       SHARES/UNITS         VALUE
                                                                                ----------------  ---------------  ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 95.0%
          AEROSPACE & DEFENSE 1.5%
          BAE Systems PLC                                                        United Kingdom         3,375,990  $    19,026,841
          Embraer-Empresa Brasileira de Aeronautica SA, ADR                          Brazil               700,030       16,772,719
                                                                                                                   ---------------
                                                                                                                        35,799,560
                                                                                                                   ---------------
          AIR FREIGHT & LOGISTICS 0.8%
          Deutsche Post AG                                                          Germany             1,087,912       18,828,438
                                                                                                                   ---------------
          AUTOMOBILES 1.9%
          Bayerische Motoren Werke AG                                               Germany               354,040       16,370,697
          Toyota Motor Corp., ADR                                                    Japan                380,380       30,590,160
                                                                                                                   ---------------
                                                                                                                        46,960,857
                                                                                                                   ---------------
          CAPITAL MARKETS 0.5%
          KKR & Co. (Guernsey) LP                                                United States          1,155,000       13,282,500
                                                                                                                   ---------------
          COMMERCIAL BANKS 3.0%
          DBS Group Holdings Ltd.                                                  Singapore            2,585,520       26,430,007
          KB Financial Group Inc., ADR                                            South Korea             793,291       38,046,236
          Mitsubishi UFJ Financial Group Inc.                                        Japan              1,571,600        8,234,871
                                                                                                                   ---------------
                                                                                                                        72,711,114
                                                                                                                   ---------------
          COMMERCIAL SERVICES & SUPPLIES 0.6%
          Brambles Ltd.                                                            Australia            2,375,538       16,045,903
                                                                                                                   ---------------
          COMMUNICATIONS EQUIPMENT 1.2%
          Telefonaktiebolaget LM Ericsson, B, ADR                                    Sweden             2,929,600       30,555,728
                                                                                                                   ---------------
          COMPUTERS & PERIPHERALS 1.9%
          Compal Electronics Inc.                                                    Taiwan            12,981,833       16,992,838
          Lite-On Technology Corp.                                                   Taiwan            22,930,764       30,449,136
                                                                                                                   ---------------
                                                                                                                        47,441,974
                                                                                                                   ---------------
          CONTAINERS & PACKAGING 0.5%
          Rexam PLC                                                              United Kingdom         2,609,190       11,607,292
                                                                                                                   ---------------
          DIVERSIFIED FINANCIAL SERVICES 2.1%
      (a) ING Groep NV                                                            Netherlands           5,078,534       50,719,121
                                                                                                                   ---------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 10.3%
          China Telecom Corp. Ltd., H                                                China             73,292,357       36,342,928
          Chunghwa Telecom Co. Ltd., ADR                                             Taiwan               583,243       11,332,411
          France Telecom SA                                                          France             1,868,953       44,731,240
          Singapore Telecommunications Ltd.                                        Singapore           20,278,000       45,951,290
          Telefonica SA, ADR                                                         Spain                593,854       42,223,019
          Telekom Austria AG                                                        Austria             1,711,400       23,931,134
      (a) Telenor ASA                                                                Norway             3,608,034       48,936,902
                                                                                                                   ---------------
                                                                                                                       253,448,924
                                                                                                                   ---------------
          ELECTRIC UTILITIES 1.8%
          E.ON AG                                                                   Germany               519,730       19,197,633
          Iberdrola SA                                                               Spain              2,862,677       24,269,313
                                                                                                                   ---------------
                                                                                                                        43,466,946
                                                                                                                   ---------------
          ELECTRICAL EQUIPMENT 0.4%
          Shanghai Electric Group Co. Ltd.                                           China             22,524,000       10,965,737
                                                                                                                   ---------------
          ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.4%
      (a) Flextronics International Ltd.                                           Singapore            4,284,910       33,593,694
                                                                                                                   ---------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          ENERGY EQUIPMENT & SERVICES 0.9%
          Aker Solutions ASA                                                         Norway             1,386,290  $    21,695,409
                                                                                                                   ---------------
          FOOD PRODUCTS 3.3%
          Nestle SA                                                                Switzerland            900,480       46,134,649
          Unilever PLC                                                           United Kingdom         1,170,483       34,405,513
                                                                                                                   ---------------
                                                                                                                        80,540,162
                                                                                                                   ---------------
          HEALTH CARE PROVIDERS & SERVICES 0.6%
          Celesio AG                                                                 Germany              440,310       14,065,956
                                                                                                                   ---------------
          HOTELS, RESTAURANTS & LEISURE 0.7%
      (a) Autogrill SpA                                                              Italy              1,429,290       17,398,690
                                                                                                                   ---------------
          INDUSTRIAL CONGLOMERATES 3.4%
          Hutchison Whampoa Ltd.                                                    Hong Kong           3,276,709       23,971,030
          Siemens AG                                                                 Germany              598,694       60,058,262
                                                                                                                   ---------------
                                                                                                                        84,029,292
                                                                                                                   ---------------
          INSURANCE 7.5%
          ACE Ltd.                                                                United States           351,869       18,402,749
          Aviva PLC                                                              United Kingdom         4,759,280       27,820,155
          AXA SA                                                                     France             1,750,958       38,961,954
          Muenchener Rueckversicherungs-Gesellschaft AG                              Germany              215,170       34,971,861
      (a) NKSJ Holdings Inc.                                                         Japan              1,812,000       12,398,286
          Partnerre Ltd.                                                             Bermuda              169,680       13,526,890
          Swiss Reinsurance Co.                                                    Switzerland            792,220       39,009,694
                                                                                                                   ---------------
                                                                                                                       185,091,589
                                                                                                                   ---------------
          IT SERVICES 1.0%
          Cap Gemini                                                                 France               492,960       24,289,515
                                                                                                                   ---------------
          LIFE SCIENCES TOOLS & SERVICES 0.6%
          Lonza Group AG                                                           Switzerland            175,440       14,314,839
                                                                                                                   ---------------
          MEDIA 4.1%
          British Sky Broadcasting Group PLC                                     United Kingdom         2,941,216       26,883,201
          Pearson PLC                                                            United Kingdom         1,716,076       26,967,112
          Reed Elsevier NV                                                         Netherlands          1,742,483       21,182,925
          Vivendi SA                                                                 France               980,449       26,247,653
                                                                                                                   ---------------
                                                                                                                       101,280,891
                                                                                                                   ---------------
          METALS & MINING 1.0%
          Barrick Gold Corp.                                                         Canada               663,561       25,470,546
                                                                                                                   ---------------
          MULTI-UTILITIES 0.9%
          GDF Suez                                                                   France               602,301       23,272,927
                                                                                                                   ---------------
          MULTILINE RETAIL 0.5%
          Marks & Spencer Group PLC                                              United Kingdom         2,029,740       11,402,490
                                                                                                                   ---------------
          OIL, GAS & CONSUMABLE FUELS 11.0%
          BP PLC                                                                 United Kingdom         4,406,715       41,709,917
          Gazprom, ADR                                                               Russia             1,132,600       26,582,122
          Reliance Industries Ltd.                                                    India               862,000       20,663,580
          Royal Dutch Shell PLC, B                                               United Kingdom         1,116,613       30,779,142
          Sasol, ADR                                                              South Africa            971,480       40,092,980
          Statoil ASA                                                                Norway             2,120,780       49,107,165
          Talisman Energy Inc.                                                       Canada               752,500       12,874,588
          Total SA, B                                                                France               846,266       49,141,080
                                                                                                                   ---------------
                                                                                                                       270,950,574
                                                                                                                   ---------------
          PHARMACEUTICALS 7.9%
          GlaxoSmithKline PLC                                                    United Kingdom         2,394,405       45,988,125

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Merck KGaA                                                                 Germany              276,540  $    22,417,161
          Novartis AG                                                              Switzerland            551,140       29,779,339
          Roche Holding AG                                                         Switzerland            152,830       24,795,000
          Sanofi-Aventis                                                             France               697,965       52,043,373
          Takeda Pharmaceutical Co. Ltd.                                              Japan               421,454       18,545,508
                                                                                                                   ---------------
                                                                                                                       193,568,506
                                                                                                                   ---------------
          PROFESSIONAL SERVICES 3.4%
          Adecco SA                                                                Switzerland            743,550       42,221,506
          Hays PLC                                                               United Kingdom        11,353,070       18,719,779
      (a) Randstad Holding NV                                                      Netherlands            462,850       22,002,358
                                                                                                                   ---------------
                                                                                                                        82,943,643
                                                                                                                   ---------------
          REAL ESTATE MANAGEMENT & DEVELOPMENT 1.3%
          Cheung Kong (Holdings) Ltd.                                               Hong Kong           2,483,922       31,991,783
                                                                                                                   ---------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.7%
      (a) Infineon Technologies AG                                                   Germany            4,811,535       33,354,702
          Samsung Electronics Co. Ltd.                                             South Korea             83,750       60,548,411
          Taiwan Semiconductor Manufacturing Co. Ltd.                                Taiwan            23,992,526       46,484,692
                                                                                                                   ---------------
                                                                                                                       140,387,805
                                                                                                                   ---------------
          SOFTWARE 5.3%
      (a) Check Point Software Technologies Ltd.                                     Israel               792,311       27,778,424
          Nintendo Co. Ltd.                                                           Japan               143,700       48,097,203
          The Sage Group PLC                                                     United Kingdom         2,045,770        7,426,667
          SAPAG, ADR                                                                 Germany            1,002,230       48,277,419
                                                                                                                   ---------------
                                                                                                                       131,579,713
                                                                                                                   ---------------
          SPECIALTY RETAIL 2.7%
          Kingfisher PLC                                                         United Kingdom        11,676,836       38,028,574
          USS Co. Ltd.                                                                Japan               431,520       29,301,738
                                                                                                                   ---------------
                                                                                                                        67,330,312
                                                                                                                   ---------------
          TEXTILES, APPAREL & LUXURY GOODS 0.5%
          Yue Yuen Industrial Holdings Ltd.                                         Hong Kong           3,874,500       13,498,435
                                                                                                                   ---------------
          WIRELESS TELECOMMUNICATION SERVICES 4.8%
          Mobile TeleSystems, ADR                                                    Russia               316,030       17,539,665
          Turkcell lletisim Hizmetleri AS, ADR                                       Turkey             1,669,150       25,137,399
          Vodafone Group PLC, ADR                                                United Kingdom         3,266,090       76,067,236
                                                                                                                   ---------------
                                                                                                                       118,744,300
                                                                                                                   ---------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $2,208,143,134)                                       2,339,275,165
                                                                                                                   ---------------
          PREFERRED STOCKS (COST $5,545,353) 1.8%
          METALS & MINING 1.8%
          Vale SA, ADR, pfd., A                                                      Brazil             1,548,762       42,993,633
                                                                                                                   ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $2,213,688,487)                                      2,382,268,798
                                                                                                                   ---------------
          SHORT TERM INVESTMENTS (COST $75,838,559) 3.1%
          MONEY MARKET FUNDS 3.1%
      (b) Institutional Fiduciary Trust Money Market Portfolio, 0.00%             United States        75,838,559       75,838,559
                                                                                                                   ---------------
          TOTAL INVESTMENTS (COST $2,289,527,046) 99.9%                                                              2,458,107,357
          OTHER ASSETS, LESS LIABILITIES 0.1%                                                                            3,397,713
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $ 2,461,505,070
                                                                                                                   ===============

(a)  Non-income producing.

(b) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR American Depository Receipt

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                    COUNTRY/
                                                                                  ORGANIZATION          SHARES            VALUE
                                                                                ----------------  ------------------  -------------
          COMMON STOCKS 57.6%
          AEROSPACE & DEFENSE 0.8%
          BAE Systems PLC                                                        United Kingdom           117,072     $     659,810
                                                                                                                      -------------
          AIR FREIGHT & LOGISTICS 1.6%
          Deutsche Post AG                                                          Germany                44,767           774,780
          United Parcel Service Inc., B                                          United States              9,570           616,404
                                                                                                                      -------------
                                                                                                                          1,391,184
                                                                                                                      -------------
          AUTOMOBILES 1.3%
          Bayerische Motoren Werke AG                                               Germany                17,098           790,606
          Toyota Motor Corp., ADR                                                    Japan                  3,590           288,708
                                                                                                                      -------------
                                                                                                                          1,079,314
                                                                                                                      -------------
          BEVERAGES 0.8%
          Dr. Pepper Snapple Group Inc.                                          United States             19,150           673,506
                                                                                                                      -------------
          BIOTECHNOLOGY 1.1%
      (a) Amgen Inc.                                                             United States             16,290           973,490
                                                                                                                      -------------
          CAPITAL MARKETS 0.6%
          The Bank of New York Mellon Corp.                                      United States             15,410           475,861
                                                                                                                      -------------
          COMMERCIAL BANKS 2.7%
          DBS Group Holdings Ltd.                                                  Singapore               89,229           912,127
          HSBC Holdings PLC                                                      United Kingdom            22,723           231,496
      (a) Intesa Sanpaolo SpA                                                        Italy                111,770           416,401
      (a) KB Financial Group Inc., ADR                                            South Korea              11,131           533,843
          Mitsubishi UFJ Financial Group Inc.                                        Japan                 36,000           188,633
                                                                                                                      -------------
                                                                                                                          2,282,500
                                                                                                                      -------------
          COMMERCIAL SERVICES & SUPPLIES 0.7%
          G4S PLC                                                                United Kingdom           151,608           601,477
                                                                                                                      -------------
          COMMUNICATIONS EQUIPMENT 1.1%
      (a) Cisco Systems Inc.                                                     United States             35,880           933,956
                                                                                                                      -------------
          COMPUTERS & PERIPHERALS 0.3%
          Lite-On Technology Corp.                                                   Taiwan               213,020           282,863
                                                                                                                      -------------
          CONSTRUCTION MATERIALS 0.2%
          CRH PLC                                                                   Ireland                 7,908           197,549
                                                                                                                      -------------
          DIVERSIFIED FINANCIAL SERVICES 0.8%
      (a) ING Groep NV                                                            Netherlands              68,641           685,515
                                                                                                                      -------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 6.1 %
          China Telecom Corp. Ltd., H                                                China                657,000           325,782
          Chunghwa Telecom Co. Ltd., ADR                                             Taiwan                13,097           254,475
          France Telecom SA, ADR                                                     France                47,413         1,139,334
          Singapore Telecommunications Ltd.                                        Singapore              403,525           914,414
          Telefonica SA, ADR                                                         Spain                 17,573         1,249,440
          Telekom Austria AG, ADR                                                   Austria                12,980           360,195
      (a) Telenor ASA                                                                Norway                74,594         1,011,742
                                                                                                                      -------------
                                                                                                                          5,255,382
                                                                                                                      -------------
          ELECTRIC UTILITIES 0.7%
          E.ON AG                                                                   Germany                17,130           632,743
                                                                                                                      -------------
          ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.9%
          FUJIFILM Holdings Corp.                                                    Japan                 15,011           516,873

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Tyco Electronics Ltd.                                                   United States             8,326     $     228,799
                                                                                                                      -------------
                                                                                                                            745,672
                                                                                                                      -------------
          FOOD PRODUCTS 0.5%
          Unilever PLC                                                           United Kingdom            15,360           451,496
                                                                                                                      -------------
          HEALTH CARE PROVIDERS & SERVICES 0.9%
          Quest Diagnostics Inc.                                                  United States            13,890           809,648
                                                                                                                      -------------
          HOTELS, RESTAURANTS & LEISURE 0.7%
          Compass Group PLC                                                      United Kingdom            71,608           571,880
                                                                                                                      -------------
          INDUSTRIAL CONGLOMERATES 3.1%
          General Electric Co.                                                    United States            23,450           426,790
          Koninklijke Philips Electronics NV                                       Netherlands             21,170           679,005
          Siemens AG, ADR                                                            Germany               12,220         1,221,633
          Tyco International Ltd.                                                 United States             8,326           318,470
                                                                                                                      -------------
                                                                                                                          2,645,898
                                                                                                                      -------------
          INSURANCE 4.0%
          ACE Ltd.                                                                United States            17,838           932,927
          Aviva PLC                                                              United Kingdom            64,186           375,196
          AXA SA                                                                     France                40,041           890,984
          Progressive Corp.                                                       United States            34,660           661,659
          Swiss Reinsurance Co.                                                    Switzerland              5,310           261,470
          Torchmark Corp.                                                         United States             6,350           339,789
                                                                                                                      -------------
                                                                                                                          3,462,025
                                                                                                                      -------------
          MEDIA 5.0%
          British Sky Broadcasting Group PLC                                     United Kingdom            35,591           325,308
          Comcast Corp., A                                                        United States            53,133           954,800
          News Corp., A                                                           United States            32,570           469,334
          Pearson PLC                                                            United Kingdom            63,912         1,004,339
          Reed Elsevier NV                                                         Netherlands             37,947           461,312
          Time Warner Cable Inc.                                                  United States             2,557           136,314
      (a) Viacom Inc., B                                                          United States            14,204           488,333
          Vivendi SA                                                                 France                16,213           434,039
                                                                                                                      -------------
                                                                                                                          4,273,779
                                                                                                                      -------------
          MULTI-UTILITIES 0.8%
          PG&E Corp.                                                              United States            15,830           671,509
                                                                                                                      -------------
          MULTILINE Retail 1.2%
          Target Corp.                                                            United States            18,767           987,144
                                                                                                                      -------------
          OIL, GAS & CONSUMABLE FUELS 5.2%
          BP PLC                                                                 United Kingdom           130,321         1,233,499
          Chevron Corp.                                                           United States             5,790           439,056
          Eni SpA                                                                     Italy                24,592           577,118
          Royal Dutch Shell PLC, B                                               United Kingdom            38,652         1,065,432
          Statoil ASA                                                                Norway                18,900           437,634
          Total SA, B                                                                France                12,240           710,754
                                                                                                                      -------------
                                                                                                                          4,463,493
                                                                                                                      -------------
          PHARMACEUTICALS 7.1%
          GlaxoSmithKline PLC                                                    United Kingdom            30,757           590,734
          Merck & Co. Inc.                                                        United States            24,820           927,027
          Merck KGaA                                                                 Germany                4,760           385,860
          Novartis AG                                                              Switzerland             11,760           635,419
          Pfizer Inc.                                                             United States            60,304         1,034,214
          Roche Holding AG                                                         Switzerland              1,610           261,205
          Sanofi-Aventis                                                             France                13,311           992,527
      (a) Watson Pharmaceuticals Inc.                                             United States            29,652         1,238,564
                                                                                                                      -------------
                                                                                                                          6,065,550
                                                                                                                      -------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          REAL ESTATE MANAGEMENT & DEVELOPMENT 0.6%
          Cheung Kong (Holdings) Ltd.                                               Hong Kong              37,748     $     486,177
                                                                                                                      -------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
          Samsung Electronics Co. Ltd.                                             South Korea              2,200         1,590,525
          Taiwan Semiconductor Manufacturing Co. Ltd.                                Taiwan                90,449           175,242
                                                                                                                      -------------
                                                                                                                          1,765,767
                                                                                                                      -------------
          SOFTWARE 5.1%
      (a) Check Point Software Technologies Ltd.                                     Israel                13,656           478,780
          Microsoft Corp.                                                         United States            39,012         1,141,881
          Nintendo Co. Ltd.                                                           Japan                 2,341           783,546
          Oracle Corp.                                                            United States            61,267         1,573,949
          SAP AG, ADR                                                                Germany                7,470           359,830
                                                                                                                      -------------
                                                                                                                          4,337,986
                                                                                                                      -------------
          SPECIALTY RETAIL 0.2%
          The Home Depot Inc.                                                     United States             5,020           162,397
                                                                                                                      -------------
          WIRELESS TELECOMMUNICATION SERVICES 1.4%
          Vodafone Group PLC, ADR                                                United Kingdom            50,593         1,178,311
                                                                                                                      -------------
          TOTAL COMMON STOCKS (COST $42,818,773)                                                                         49,203,882
                                                                                                                      -------------
          PREFERRED STOCKS (COST $121,323) 0.3%
          OIL, GAS & CONSUMABLE FUELS 0.3%
          Petroleo Brasileiro SA, ADR, pfd.                                          Brazil                 6,070           240,312
                                                                                                                      -------------

                                                                                                      PRINCIPAL(b)
                                                                                                        AMOUNT
                                                                                                  ------------------
          FOREIGN GOVERNMENT AND AGENCY SECURITIES 38.8%
          European Investment Bank, senior note, 1612/37, 6.50%, 9/10/14        Supranational(c)         291,000 NZD  $     216,497
   (d, e) Government of Argentina, senior bond, FRN, 0.389%, 8/03/12               Argentina           1,334,000            450,225
          Government of Australia, TB123, 5.75%, 4/15/12                           Australia             340,000 AUD        316,666
          Government of Indonesia,
             FR31, 11.00%, 11/15/20                                                Indonesia      12,000,000,000 IDR      1,490,677
             FR37, 12.00%, 9/15/26                                                 Indonesia       3,140,000,000 IDR        403,139
             FR40, 11.00%, 9/15/25                                                 Indonesia       9,900,000,000 IDR      1,199,523
          Government of Malaysia,
             3.756%, 4/28/11                                                       Malaysia           13,480,000 MYR      4,190,576
             3.833%, 9/28/11                                                       Malaysia               35,000 MYR         10,914
             3.461%, 7/31/13                                                       Malaysia            1,340,000 MYR        412,482
             3.814%, 2/15/17                                                       Malaysia            6,640,000 MYR      2,019,761
          Government of Mexico, M 20, 10.00%, 12/05/24                              Mexico               142,000(f)MXN    1,355,400
          Government of Poland,
             4.75%, 4/25/12                                                         Poland            10,050,000 PLN      3,539,036
             5.75%, 9/23/22                                                         Poland             4,075,000 PLN      1,439,448
          Government of Sweden,
             5.25%, 3/15/11                                                         Sweden            22,030,000 SEK      3,187,803
             5.50%, 10/08/12                                                        Sweden             8,620,000 SEK      1,309,447
          KfW Bankengruppe, senior note, 6.50%, 11/15/11                            Germany              250,000 NZD        184,292
          Korea Treasury Bond,
             0400-1206, 4.00%, 6/10/12                                            South Korea      2,222,800,000 KRW      1,979,997
             0475-1112, 4.75%, 12/10/11                                           South Korea      1,029,770,000 KRW        932,366
             0525-1209, 5.25%, 9/10/12                                            South Korea      1,840,000,000 KRW      1,682,155
             0525-1303, 5.25%, 3/10/13                                            South Korea         79,210,000 KRW         72,429
             0550-1106, 5.50%, 6/1 0/11                                           South Korea        800,240,000 KRW        729,292
          New South Wales Treasury Corp., 6.00%, 5/01/12                           Australia           1,025,000 AUD        953,330
          Nota Do Tesouro Nacional,
             10.00%, 1/01/12                                                        Brazil                 1,900(g)BRL    1,041,366
      (h)    Index Linked, 6.00%, 5/15/15                                           Brazil                 1,885(g)BRL    1,989,802
      (h)    Index Linked, 6.00%, 5/15/45                                           Brazil                 1,430(g)BRL    1,502,417
          Province of Ontario, 6.25%, 6/16/15                                       Canada                64,000   NZD       46,810

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Queensland Treasury Corp., 11, 6.00%, 6/14/11                             Australia            510,000 AUD  $     473,915
          Svensk Exportkredit AS, senior note, 7.625%, 6/30/14                        Sweden              85,000 NZD         65,186
                                                                                                                      -------------
          TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $31,043,403)                                              33,194,951
                                                                                                                      -------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $73,983,499)                                             82,639,145
                                                                                                                      -------------

                                                                                                        SHARES
                                                                                                  ------------------
          SHORT TERM INVESTMENTS (COST $1,488,590) 1.7%
          MONEY MARKET FUNDS 1.7%
      (i) Institutional Fiduciary Trust Money Market Portfolio, 0.00%             United States        1,488,590          1,488,590
                                                                                                                      -------------
          Total Investments (COST $75,472,089) 98.4%                                                                     84,127,735
          OTHER ASSETS, LESS LIABILITIES 1.6%                                                                             1,384,863
                                                                                                                      -------------
          NET ASSETS 100.0%                                                                                           $  85,512,598
                                                                                                                      =============

(a)  Non-income producing.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c) A supranational organization is an entity formed by two or more central governments through international treaties.

(d)  The coupon rate shown represents the rate at period end.

(e) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(f)  Principal amount is stated in 100 Mexican Peso Units.

(g)  Principal amount is stated in 1,000 Brazilian Real Units.

(h)  Redemption price at maturity is adjusted for inflation.

(i) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

At March 31, 2010, the fund had the following forward exchange contracts outstanding. See Note 3.

                                                           CONTRACT        SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY              COUNTERPARTY   TYPE     QUANTITY      AMOUNT*           DATE      APPRECIATION   DEPRECIATION
--------              ------------   ----   -----------   ----------       ----------   ------------   ------------
Chilean Peso          DBAB           Buy     28,870,000       55,739         4/05/10    $         --   $       (717)
Chilean Peso          DBAB           Sell    28,870,000       54,678         4/05/10              --           (344)
Chilean Peso          DBAB           Buy     30,670,000       59,444         4/06/10              --           (990)
Chilean Peso          DBAB           Sell    30,670,000       58,087         4/06/10              --           (367)
Indian Rupee          DBAB           Buy      3,875,000       74,888         4/09/10          11,483             --
Indian Rupee          DBAB           Buy      8,310,000      160,487         4/12/10          24,688             --
Indian Rupee          JPHQ           Buy      5,581,000      106,977         4/13/10          17,376             --
Indian Rupee          JPHQ           Buy      5,479,000      106,991         4/15/10          15,068             --
Indian Rupee          JPHQ           Buy      2,737,000       53,646         4/19/10           7,307             --
Indian Rupee          DBAB           Buy      1,921,000       37,446         4/19/10           5,334             --
Chilean Peso          CITI           Buy     58,723,000      100,090         4/23/10          11,867             --
Chilean Peso          CITI           Buy     57,341,000       97,825         4/26/10          11,504             --
Indian Rupee          DBAB           Buy      3,892,000       75,104         4/26/10          11,518             --
Chilean Peso          JPHQ           Buy     45,343,000       77,490         4/27/10           8,965             --
Chilean Peso          CITI           Buy     45,505,000       77,488         4/27/10           9,275             --
Indian Rupee          JPHQ           Buy        555,000       10,725         4/27/10           1,627             --
Chilean Peso          UBSW           Buy      9,151,000       15,497         4/28/10           1,951             --
Chilean Peso          CITI           Buy     73,088,000      123,983         4/28/10          15,375             --
Indian Rupee          JPHQ           Buy      2,755,000       53,651         4/28/10           7,655             --
Indian Rupee          JPHQ           Buy      2,757,000       53,638         4/30/10           7,702             --
Indian Rupee          DBAB           Buy      5,273,000      107,439         6/01/10           9,504             --
New Zealand Dollar    DBAB           Sell       262,969      183,681         6/01/10              --         (2,279)
New Zealand Dollar    UBSW           Sell       264,563      184,818         6/01/10              --         (2,269)
New Zealand Dollar    CITI           Sell       149,669      104,377         6/01/10              --         (1,463)
Indian Rupee          HSBC           Buy        156,000        3,216         6/02/10             243             --
New Zealand Dollar    BZWS           Sell       219,298      154,447         6/02/10              --           (620)
New Zealand Dollar    DBAB           Sell       113,427       80,040         6/02/10              --           (165)
New Zealand Dollar    FBCO           Sell        37,431       26,389         6/02/10              --            (80)
Indian Rupee          HSBC           Buy        774,000       16,125         6/03/10           1,038             --
Indian Rupee          HSBC           Buy      5,163,000      107,428         6/04/10           7,045             --
Indian Rupee          DBAB           Buy      2,582,000       53,725         6/07/10           3,508             --
Indian Rupee          DBAB           Buy      1,302,000       27,012         6/08/10           1,845             --
Indian Rupee          HSBC           Buy      1,037,000       21,492         6/08/10           1,492             --
New Zealand Dollar    BZWS           Sell       219,298      154,355         6/09/10              --           (637)
Indian Rupee          DBAB           Buy      1,051,000       21,603         6/10/10           1,687             --
Indian Rupee          HSBC           Buy      1,054,000       21,621         6/11/10           1,735             --
Indian Rupee          BZWS           Buy      1,572,000       32,412         6/11/10           2,421             --
Indian Rupee          DBAB           Buy      2,632,000       54,034         6/16/10           4,262             --
Indian Rupee          DBAB           Buy      2,397,000       48,621         6/21/10           4,447             --
Indian Rupee          JPHQ           Buy      2,756,000       55,903         6/22/10           5,108             --
Indian Rupee          DBAB           Buy      4,171,000       83,864         6/24/10           8,454             --
Indian Rupee          HSBC           Buy      2,801,000       55,908         6/25/10           6,082             --
Malaysian Ringgit     JPHQ           Buy      1,685,000      474,849         6/29/10          39,663             --
Indian Rupee          JPHQ           Buy      2,771,000       55,901         7/09/10           5,351             --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

Indian Rupee          DBAB           Buy      2,769,000       55,906         7/09/10           5,302             --
Indian Rupee          JPHQ           Buy      1,683,000       33,554         7/12/10           3,638             --
Indian Rupee          DBAB           Buy      1,399,000       27,952         7/12/10           2,964             --
New Zealand Dollar    DBAB           Sell       439,116      282,571         7/30/10              --        (26,613)
New Zealand Dollar    DBAB           Sell       437,445      280,993         8/03/10              --        (26,920)
New Zealand Dollar    BZWS           Sell       171,242      109,937         8/03/10              --        (10,598)
New Zealand Dollar    DBAB           Sell       173,312      110,729         8/04/10              --        (11,254)
New Zealand Dollar    BZWS           Sell        86,282       55,393         8/04/10              --         (5,335)
New Zealand Dollar    HSBC           Sell       705,000      455,994         8/05/10              --        (40,172)
New Zealand Dollar    CITI           Sell       434,419      283,687         8/05/10              --        (22,049)
New Zealand Dollar    DBAB           Sell       128,871       83,998         8/05/10              --         (6,699)
New Zealand Dollar    CITI           Sell       170,128      111,181         8/06/10              --         (8,542)
New Zealand Dollar    FBCO           Sell        84,907       55,295         8/06/10              --         (4,456)
New Zealand Dollar    CITI           Sell       167,867      110,366         8/09/10              --         (7,739)
New Zealand Dollar    DBAB           Sell       168,625      110,921         8/09/10              --         (7,717)
New Zealand Dollar    FBCO           Sell       165,953      109,355         8/09/10              --         (7,404)
New Zealand Dollar    FBCO           Sell       166,244      110,408         8/11/10              --         (6,538)
New Zealand Dollar    DBAB           Sell       156,084      101,954         8/12/10              --         (7,836)
Brazilian Real        DBAB           Buy        118,000    5,730,906 JPY     8/17/10           2,605             --
Japanese Yen          UBSW           Sell    16,359,000      172,461         8/17/10              --         (2,645)
Brazilian Real        DBAB           Buy         87,000    4,189,050 JPY     8/18/10           2,297             --
Japanese Yen          JPHQ           Sell     8,129,000       86,231         8/18/10              --           (783)
Brazilian Real        DBAB           Buy        131,000    6,157,786 JPY     8/19/10           5,046             --
Japanese Yen          HSBC           Sell     8,091,000       86,001         8/19/10              --           (606)
Japanese Yen          DBAB           Sell     8,122,000       86,004         8/20/10              --           (937)
Japanese Yen          BZWS           Sell     8,112,000       86,135         8/20/10              --           (698)
Japanese Yen          CITI           Sell    16,207,000      172,264         8/23/10              --         (1,226)
Japanese Yen          FBCO           Sell    16,088,000      172,262         8/23/10              47             --
Japanese Yen          JPHQ           Sell    16,172,000      172,258         8/24/10              --           (858)
Japanese Yen          BZWS           Sell    16,118,000      172,256         8/24/10              --           (282)
New Zealand Dollar    FBCO           Sell       152,518      100,567         8/24/10              --         (6,615)
Japanese Yen          DBAB           Sell     8,016,000       86,129         8/25/10             319             --
New Zealand Dollar    DBAB           Sell       152,000      101,612         8/27/10              --         (5,182)
Brazilian Real        DBAB           Buy         87,000    4,064,901 JPY     8/31/10           3,474             --
Japanese Yen          JPHQ           Sell     8,034,000       86,127         9/01/10             119             --
Brazilian Real        DBAB           Buy        131,000    6,057,047 JPY     9/02/10           5,877             --
Japanese Yen          HSBC           Sell     7,950,000       86,129         9/02/10           1,020             --
Japanese Yen          HSBC           Sell    11,973,000      129,189         9/09/10           1,003             --
Japanese Yen          HSBC           Sell    11,932,000      129,190         9/10/10           1,442             --
Japanese Yen          DBAB           Sell    10,480,000      114,166         9/10/10           1,963             --
Japanese Yen          UBSW           Sell     8,706,000       95,143         9/13/10           1,931             --
Brazilian Real        DBAB           Buy        196,000    9,138,950 JPY     9/15/10           7,632             --
Japanese Yen          UBSW           Sell    10,316,000      114,164         9/15/10           3,712             --
Japanese Yen          BZWS           Sell     6,850,000       76,115         9/15/10           2,773             --
Japanese Yen          HSBC           Sell     6,926,000       76,108         9/15/10           1,952             --
Japanese Yen          DBAB           Sell     3,444,000       38,055         9/16/10           1,180             --
Japanese Yen          HSBC           Sell    10,274,000      114,168         9/16/10           4,165             --
Japanese Yen          HSBC           Sell     3,415,000       38,054         9/21/10           1,488             --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

Japanese Yen          JPHQ           Sell     6,888,000       76,111         9/21/10           2,357             --
Swedish Krona         UBSW           Buy      3,000,000      295,069 EUR     9/23/10          16,968             --
Japanese Yen          JPHQ           Sell     5,861,000       64,766         9/24/10           2,008             --
Japanese Yen          JPHQ           Sell       583,000        6,479         9/27/10             236             --
Japanese Yen          JPHQ           Sell     2,180,000       24,225         9/28/10             881             --
Japanese Yen          JPHQ           Sell     3,634,000       40,382         9/29/10           1,468             --
Chinese Yuan          HSBC           Buy        205,268       31,178        10/25/10              --         (1,012)
Chinese Yuan          HSBC           Buy        351,200       53,194        10/26/10              --         (1,581)
Chinese Yuan          HSBC           Buy        213,420       32,261        10/27/10              --           (895)
Japanese Yen          DBAB           Sell    17,595,000      196,428        11/15/10           7,880             --
Japanese Yen          JPHQ           Sell     8,786,000       98,211        11/16/10           4,059             --
Japanese Yen          BZWS           Sell     4,235,000       47,137        11/16/10           1,754             --
Japanese Yen          HSBC           Sell     4,591,000       51,068        11/17/10           1,870             --
Japanese Yen          BZWS           Sell    17,543,000      196,422        11/17/10           8,425             --
Japanese Yen          UBSW           Sell     7,019,000       78,574        11/17/10           3,356             --
Japanese Yen          BZWS           Sell    24,464,000      274,996        11/18/10          12,828             --
Japanese Yen          BZWS           Sell    27,643,000      314,283        11/29/10          17,998             --
Japanese Yen          BOFA           Sell    18,972,000      214,101        11/29/10          10,754             --
Japanese Yen          CITI           Sell     6,861,000       78,569        11/29/10           5,031             --
Japanese Yen          DBAB           Sell    17,012,000      196,428        12/01/10          14,083             --
Mexican Peso          CITI           Sell     1,088,000       80,112        12/02/10              --         (5,340)
Chinese Yuan          HSBC           Buy        220,000       33,218        12/06/10              --           (841)
Chinese Yuan          HSBC           Buy        277,000       27,834 EUR    12/06/10           3,165             --
Japanese Yen          UBSW           Sell     2,190,000       24,038         1/07/11             550             --
Japanese Yen          CITI           Sell     2,190,000       24,034         1/07/11             545             --
Japanese Yen          BZWS           Sell     4,380,000       48,072         1/07/11           1,095             --
Euro                  DBAB           Sell       329,000      470,243         1/11/11          25,805             --
Japanese Yen          HSBC           Sell     2,200,000       24,044         1/11/11             446             --
Japanese Yen          DBAB           Sell     2,190,000       23,960         1/11/11             469             --
Euro                  JPHQ           Sell       144,000      208,444         1/13/11          13,916             --
Japanese Yen          HSBC           Sell     5,400,000       58,877         1/13/11             953             --
Japanese Yen          BZWS           Sell     5,360,000       58,884         1/14/11           1,387             --
Japanese Yen          UBSW           Sell     4,270,000       47,180         1/14/11           1,375             --
Brazilian Real        DBAB           Buy        235,000   10,701,594 JPY     1/26/11           8,467             --
Japanese Yen          UBSW           Sell    17,370,000      193,426         1/26/11           7,049             --
Japanese Yen          BZWS           Sell    19,860,000      221,128         1/26/11           8,034             --
Japanese Yen          DBAB           Sell     4,950,000       55,264         1/26/11           2,152             --
Brazilian Real        HSBC           Buy         88,000    4,020,522 JPY     1/27/11           3,012             --
Chilean Peso          DBAB           Buy     51,350,000      102,148         1/27/11              --         (3,838)
Japanese Yen          HSBC           Sell    17,075,000      190,117         1/27/11           6,902             --
Chilean Peso          DBAB           Buy    118,180,000      233,304         1/28/11              --         (7,043)
Chilean Peso          JPHQ           Buy     15,570,000       30,604         1/28/11              --           (795)
New Zealand Dollar    DBAB           Sell       892,571      614,312         1/28/11              --         (4,215)
New Zealand Dollar    UBSW           Sell       177,046      121,076         1/28/11              --         (1,612)
Chilean Peso          DBAB           Buy     71,300,000      137,530         1/31/11              --         (1,018)
Chinese Yuan          DBAB           Buy      2,351,000      354,040         2/01/11              --         (7,133)
Chilean Peso          DBAB           Buy     24,390,000       45,538         2/11/11           1,166             --
Chilean Peso          DBAB           Buy     30,220,000       57,556         2/22/11             318             --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL ASSET ALLOCATION FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

Chilean Peso          CITI           Buy     52,670,000      100,419         2/25/11             452             --
Chilean Peso          DBAB           Buy     30,070,000       57,506         2/28/11              85             --
Chilean Peso          DBAB           Buy     48,850,000       93,403         3/01/11             157             --
Chilean Peso          DBAB           Buy     30,610,000       58,528         3/04/11             100             --
Chilean Peso          DBAB           Buy     60,030,000      118,930         3/10/11              --         (3,945)
Chilean Peso          DBAB           Buy     59,930,000      116,132         3/15/11              --         (1,332)
Chilean Peso          DBAB           Buy     28,870,000       54,907         3/31/11             406             --
Chilean Peso          DBAB           Buy     30,670,000       58,419         4/04/11             345             --
                                                                                        ------------   ------------
   Unrealized appreciation (depreciation)                                                    534,836       (270,235)
                                                                                        ------------   ------------
      Net unrealized appreciation (depreciation)                                        $    264,601
                                                                                        ============

*   In U.S. dollars unless otherwise indicated.

ABBREVIATIONS

COUNTERPARTY

BOFA   Bank of America N.A.
BZWS   Barclays Bank Plc
CITI   Citibank N.A.
DBAB   Deutsche Bank AG
FBCO   Credit Suisse International
HSBC   HSBC Bank USA
JPHQ   JP Morgan Chase Bank, N.A.
UBSW   UBS AG

CURRENCY

AUD    Australian Dollar
BRL    Brazilian Real
IDR    Indonesian Rupiah
EUR    Euro
JPY    Japanese Yen
KRW    South Korean Won
MXN    Mexican Peso
MYR    Malaysian Ringgit
NZD    New Zealand Dollar
PLN    Polish Zloty
SEK    Swedish Krona

SELECTED PORTFOLIO

ADR    American Depository Receipt
FRN    Floating Rate Note

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL BOND SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                           PRINCIPAL(a)
                                                                                              AMOUNT                    VALUE
                                                                                        -----------------          ---------------
          FOREIGN GOVERNMENT AND AGENCY SECURITIES 86.3%
          ARGENTINA 1.9%
   (b, c) Government of Argentina, senior bond, FRN, 0.389%, 8/03/12                          107,485,000          $    36,276,187
                                                                                                                   ---------------
          AUSTRALIA 9.0%
          Government of Australia, TB123, 5.75%, 4/15/12                                       43,700,000     AUD       40,700,922
          New South Wales Treasury Corp.,
             6.00%, 5/01/12                                                                     9,350,000     AUD        8,699,585
             6.00%, 5/01/12 (London Exchange)                                                  13,180,000     AUD       12,258,429
             senior note, 5,50%, 3/01/17                                                       32,225,000     AUD       28,830,724
          Queensland Treasury Corp.,
             11, 6,00%, 6/14/11                                                                22,050,000     AUD       20,489,868
             13, 6,00%, 8/14/13                                                                24,450,000     AUD       22,714,829
             17, 6,00%, 9/14/17                                                                13,160,000     AUD       12,082,118
      (d)    144A, 7,125%, 9/18/17                                                             33,340,000     NZD       25,161,546
                                                                                                                   ---------------
                                                                                                                       170,938,021
                                                                                                                   ---------------
          BRAZIL 4.2%
          Nota Do Tesouro Nacional,
             10.00%, 1/01/12                                                                       38,245(e)  BRL       20,961,594
             10.00%, 1/01/14                                                                        7,100(e)  BRL        3,744,890
             10.00%, 1/01/17                                                                       22,490(e)  BRL       11,372,995
      (f)    Index Linked, 6.00%, 5/15/11                                                           2,055(e)  BRL        2,214,494
      (f)    Index Linked, 6.00%, 5/15/15                                                          27,735(e)  BRL       29,277,007
      (f)    Index Linked, 6.00%, 5/15/45                                                          10,825(e)  BRL       11,373,192
                                                                                                                   ---------------
                                                                                                                        78,944,172
                                                                                                                   ---------------
          CANADA 2.3%
          Province of Manitoba, 6.375%, 9/01/15                                                39,310,000     NZD       28,787,661
          Province of Ontario, 6.25%, 6/16/15                                                  20,165,000     NZD       14,748,928
                                                                                                                   ---------------
                                                                                                                        43,536,589
                                                                                                                   ---------------
          GERMANY 1.0%
          KfW Bankengruppe, senior note, 6.375%, 2/17/15                                        8,730,000     NZD        6,459,561
          Landwirtschaftliche Rentenbank, senior note, 8.50%, 2/22/16                         137,707,000     MXN       11,815,788
                                                                                                                   ---------------
                                                                                                                        18,275,349
                                                                                                                   ---------------
          HUNGARY 2.1%
          Government of Hungary,
             3.50%, 7/18/16                                                                     1,055,000     EUR        1,367,710
             4.375%, 7/04/17                                                                    5,380,000     EUR        7,241,226
             5.75%, 6/11/18                                                                    13,795,000     EUR       20,020,531
             6.25%, 1/29/20                                                                     6,420,000                6,837,364
             senior note, 3.875%, 2/24/20                                                       3,120,000     EUR        3,929,016
                                                                                                                   ---------------
                                                                                                                        39,395,847
                                                                                                                   ---------------
          INDONESIA 8.7%
          Government of Indonesia,
             FR20, 14.275%, 12/15/13                                                       14,267,000,000     IDR        1,877,871
             FR31, 11.00%, 11/15/20                                                       167,351,000,000     IDR       20,788,860
             FR34, 12.80%, 6/15/21                                                        207,810,000,000     IDR       28,663,150
             FR35, 12.90%, 6/15/22                                                         66,582,000,000     IDR        9,215,189
             FR36, 11.50%, 9/15/19                                                         30,075,000,000     IDR        3,845,441
             FR37, 12.00%, 9/15/26                                                          8,230,000,000     IDR        1,056,634
             FR39, 11.75%, 8/15/23                                                          5,491,000,000     IDR          702,165
             FR40, 11.00%, 9/15/25                                                         61,856,000,000     IDR        7,494,714
             FR42, 10.25%, 7/15/27                                                         88,574,000,000     IDR        9,908,109
             FR43, 10.25%, 7/15/22                                                         68,340,000,000     IDR        7,989,691
             FR44, 10.00%, 9/15/24                                                          4,454,000,000     IDR          501,819
             FR46, 9.50%, 7/15/23                                                         226,780,000,000     IDR       24,924,528
             FR47, 10.00%, 2/15/28                                                         61,737,000,000     IDR        6,728,586
             FR48, 9.00%, 9/15/18                                                          16,920,000,000     IDR        1,879,981
             FR49, 9.00%, 9/15/13                                                          35,030,000,000     IDR        3,964,758
      (d)    senior bond, 144A, 8.50%, 10/12/35                                                 9,119,000               11,398,750
      (d)    senior bond, 144A, 6.625%, 2/17/37                                                 2,240,000                2,298,333

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL BOND SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

      (d)    senior bond, 144A, 7.75%, 1/17/38                                                 10,980,000          $    12,800,850
      (d)    senior note, 144A, 11.625%, 3/04/19                                                6,410,000                9,224,525
                                                                                                                   ---------------
                                                                                                                       165,263,954
                                                                                                                   ---------------
          IRAQ 0.4%
          Government of Iraq,
      (d)    144A 5.80%, 1/15/28                                                                5,055,000                4,091,770
      (g)    Reg S, 5.80%, 1/15/28                                                              3,440,000                2,784,508
                                                                                                                   ---------------
                                                                                                                         6,876,278
                                                                                                                   ---------------
          ISRAEL 1.5%
          Government of Israel, 2680, 7.00%, 4/29/11                                           99,205,000     ILS       28,186,799
                                                                                                                   ---------------
          LITHUANIA 1.8%
      (d) Government of Lithuania, 144A,
             6.75%, 1/15/15                                                                    19,480,000               21,281,900
             7.375%, 2/11/20                                                                   12,690,000               13,871,756
                                                                                                                   ---------------
                                                                                                                        35,153,656
                                                                                                                   ---------------
          MALAYSIA 3.1%
          Government of Malaysia,
             3.869%, 4/13/10                                                                    1,690,000     MYR          518,977
             3.756%, 4/28/11                                                                  106,560,000     MYR       33,126,688
             3.833%, 9/28/11                                                                    3,660,000     MYR        1,141,279
             3.461%, 7/31/13                                                                   12,600,000     MYR        3,878,563
             3.814%, 2/15/17                                                                   18,885,000     MYR        5,744,455
             4.24%, 2/07/18                                                                    44,360,000     MYR       13,788,105
                                                                                                                   ---------------
                                                                                                                        58,198,067
                                                                                                                   ---------------
          MEXICO 8.0%
          Government of Mexico,
             7.25%, 12/15/16                                                                      250,000(h)  MXN        2,026,454
             M 10, 8.00%, 12/17/15                                                                726,000(h)  MXN        6,144,558
             M 10, 7.75%, 12/14/17                                                              4,473,000(h)  MXN       36,964,540
             M 20, 10.00%, 12/05/24                                                             8,569,800(h)  MXN       81,799,381
             M 30, 10.00%, 11/20/36                                                             1,755,000(h)  MXN       16,678,834
             MI10, 9.00%, 12/20/12                                                                265,000(h)  MXN        2,308,313
             MI10, 8.00%, 12/19/13                                                                794,500(h)  MXN        6,775,427
                                                                                                                   ---------------
                                                                                                                       152,697,507
                                                                                                                   ---------------
          NORWAY 3.3%
          Government of Norway,
             6.00%, 5/16/11                                                                   300,110,000     NOK       52,553,971
             6.50%, 5/15/13                                                                    49,400,000     NOK        9,243,224
                                                                                                                   ---------------
                                                                                                                        61,797,195
                                                                                                                   ---------------
          PERU 0.2%
          Government of Peru,
             7.84%, 8/12/20                                                                     4,945,000     PEN        1,975,717
             Series 7, 8.60%, 8/12/17                                                           6,185,000     PEN        2,640,004
                                                                                                                   ---------------
                                                                                                                         4,615,721
                                                                                                                   ---------------
          POLAND 5.9%
          Government of Poland,
             4.75%, 4/25/12                                                                    44,940,000     PLN       15,825,300
             5.75%, 4/25/14                                                                    92,590,000     PLN       33,237,476
             6.25%, 10/24/15                                                                   44,730,000     PLN       16,504,470
             5.75%, 9/23/22                                                                    48,750,000     PLN       17,220,391
             senior note, 6.375%, 7/15/19                                                      27,200,000               29,886,544
                                                                                                                   ---------------
                                                                                                                       112,674,181
                                                                                                                   ---------------
          QATAR 0.7%
      (d) Government of Qatar, senior note, 144A, 6.55%, 4/09/19                               12,060,000               13,684,482
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL BOND SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          RUSSIA 4.0%
      (d) Government of Russia, 144A, 7.50%, 3/31/30                                           65,170,040          $    75,124,764
                                                                                                                   ---------------
          SOUTH AFRICA 1.9%
          Government of South Africa,
             5.25%, 5/16/13                                                                     3,590,000     EUR        5,141,285
             4.50%, 4/05/16                                                                     1,874,000     EUR        2,597,796
             6.875%, 5/27/19                                                                   21,215,000               23,750,193
             senior note, 6.50%, 6/02/14                                                          805,000                  893,896
             senior note, 5.875%, 5/30/22                                                       3,485,000                3,578,659
                                                                                                                   ---------------
                                                                                                                        35,961,829
                                                                                                                   ---------------
          SOUTH KOREA 14.1%
          The Export-Import Bank of Korea,
             5.125%, 3/16/15                                                                      350,000                  367,465
             4.625%, 2/20/17                                                                      230,000     EUR          318,470
      (g)    Reg S, 5.25%, 2/10/14                                                                345,000                  364,912
             senior note, 8.125%, 1/21/14                                                       1,170,000                1,358,369
          Government of Korea, senior bond, 5.625%, 11/03/25                                      730,000                  748,435
          Korea Deposit Insurance Corp.,
             07-1, 5.57%, 9/14/12                                                           6,600,000,000     KRW        6,063,306
             08-1, 5.28%, 2/15/13                                                             880,000,000     KRW          801,765
          Korea Development Bank, senior note, 8.00%, 1/23/14                                   3,875,000                4,472,234
          Korea Treasury Bond,
             0400-1206, 4.00%, 6/10/12                                                    126,527,650,000     KRW      112,706,680
             0475-1112, 4.75%, 12/10/11                                                    77,103,490,000     KRW       69,810,441
             0500-1609, 5.00%, 9/10/16                                                      2,806,000,000     KRW        2,527,691
             0525-1209, 5.25%, 9/10/12                                                     28,539,000,000     KRW       26,090,779
             0525-1303, 5.25%, 3/10/13                                                      1,940,790,000     KRW        1,774,633
             0550-1106, 5.50%, 6/10/11                                                     19,791,570,000     KRW       18,036,871
             senior note, 7.125%, 4/16/19                                                      18,370,000               21,597,168
                                                                                                                   ---------------
                                                                                                                       267,039,219
                                                                                                                   ---------------
          SRI LANKA 1.6%
          Government of Sri Lanka, A,
             12.00%, 7/15/11                                                                  115,200,000     LKR        1,036,217
             8.50%, 1/15/13                                                                   694,400,000     LKR        5,790,273
             13.50%, 2/01/13                                                                  674,300,000     LKR        6,263,073
             11.25%, 7/15/14                                                                  773,000,000     LKR        6,642,208
             11.00%, 8/01/15                                                                1,349,700,000     LKR       11,555,326
                                                                                                                   ---------------
                                                                                                                        31,287,097
                                                                                                                   ---------------
      (i) SUPRANATIONAL 2.0%
          Corporacion Andina De Fomento, 8.125%, 6/04/19                                        9,880,000               11,698,414
          European Investment Bank, senior note,
             4.50%, 5/15/13                                                                    33,700,000     NOK        5,880,875
             1612/37, 6.50%, 9/10/14                                                            7,850,000     NZD        5,840,226
          Inter-American Development Bank,
             6.00%, 12/15/17                                                                      575,000     NZD          412,627
             senior note, 7.50%, 12/05/24                                                     200,000,000     MXN       14,553,248
                                                                                                                   ---------------
                                                                                                                        38,385,390
                                                                                                                   ---------------
          SWEDEN 5.4%
          Government of Sweden, 5.25%, 3/15/11                                                712,870,000     SEK      103,154,292
                                                                                                                   ---------------
          UNITED ARAB EMIRATES 0.7%
      (d) Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19                                           11,840,000               13,518,616
                                                                                                                   ---------------
          VENEZUELA 1.8%
          Government of Venezuela,
             10.75%, 9/19/13                                                                   13,570,000               13,282,316
      (g)     senior bond, Reg S, 5.375%, 8/07/10                                              11,235,000               11,206,912
             Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11                        10,250,000                9,032,813
                                                                                                                   ---------------
                                                                                                                        33,522,041
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL BOND SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          VIETNAM 0.7%
      (d) Government of Vietnam, 144A, 6.75%, 1/29/20                                          13,110,000          $    13,418,085
                                                                                                                   ---------------
          TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $1,496,225,179)                                       1,637,925,338
                                                                                                                   ---------------
          MUNICIPAL BONDS 2.6%
          UNITED STATES & U.S. TERRITORIES 2.6%
          Alabama Public Housing Authorities Capital Program Revenue, Series B, FSA
             Insured, 4.45%, 1/01/24                                                              330,000                  323,664
          Alabama State University Revenue, General Tuition and Fee, Assured Guaranty,
             5.00%, 9/01/29                                                                       175,000                  182,186
             5.75%, 9/01/39                                                                       175,000                  189,796
          Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
             Refunding, Series F-1,
             5.00%, 4/01/39                                                                     1,330,000                1,356,307
             5.50%, 4/01/43                                                                     2,810,000                2,962,049
          Bexar County Hospital District GO, Certificates of Obligation, 5.00%,
             2/15/32                                                                            1,615,000                1,637,949
          Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured,
             5.25%, 8/15/47                                                                     1,450,000                1,485,366
          California State GO,
             Refunding, 5.125%, 4/01/33                                                         4,725,000                4,493,569
             Refunding, 5.00%, 4/01/38                                                          1,985,000                1,833,425
             Various Purpose, 6.00%, 4/01/38                                                   11,650,000               12,278,051
          Hamilton County Sales Tax Revenue, sub. bond, Refunding, Series A, FSA
             Insured, 5.00%, 12/01/32                                                           3,650,000                3,736,833
          Illinois Municipal Electricity Agency Power Supply Revenue, Series A, BHAC
             Insured, 5.00%, 2/01/35                                                            2,155,000                2,193,467
          Las Vegas Valley Water District GO, Refunding, Series A, NATL Insured,
             5.00%, 6/01/26                                                                       860,000                  880,322
          Lewisville ISO, GO, School Building, 5.00%, 8/15/26                                   1,200,000                1,296,144
          Los Angeles USD, GO, Series KRY, 5.25%, 7/01/26                                         765,000                  821,335
          Minneapolis Health Care System Revenue, Fairview Health Services, Series B,
             Assured Guaranty, 6.50%, 11/15/38                                                  1,790,000                1,995,725
          MTA Revenue,
             Series B, Assured Guaranty, 5.25%, 11/15/20                                          950,000                1,060,514
             Transportation, Series A, FSA Insured, 5.50%, 11/15/21                               900,000                1,030,653
          North Carolina Eastern Municipal Power Agency Power System Revenue,
             Refunding, Series A Assured Guaranty, 5.25%, 1/01/19                               2,400,000                2,606,088
          Palomar Pomerado Health GO, Election of 2004, Series A, NATL Insured,
             5.125%, 8/01/37                                                                    4,570,000                4,341,180
          Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24                  500,000                  519,215
          Regional Transportation District Sales Tax Revenue, FasTracks Project,
             Series A, AMBAC Insured, 5.00%, 11/01/27                                           1,290,000                1,365,375
          Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus
             Health, Refunding, Series A, Assured Guaranty, 6.25%, 7/01/28                      1,500,000                1,651,335
                                                                                                                   ---------------
          TOTAL MUNICIPAL BONDS (COST $48,046,996)                                                                      50,240,548
                                                                                                                   ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $1,544,272,175)                                      1,688,165,886
                                                                                                                   ---------------
          SHORT TERM INVESTMENTS 6.5%
          FOREIGN GOVERNMENT AND AGENCY SECURITIES 1.2%
          EGYPT 0.9%
      (j) Egypt Treasury Bill, 8/03/10 - 3/08/11                                              104,700,000     EGP       17,649,463
                                                                                                                   ---------------
          ISRAEL 0.3%
      (j) Israel Treasury Bill, 10/6/10                                                        20,240,000     ILS        5,426,998
                                                                                                                   ---------------
          TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $23,083,798)                                             23,076,461
                                                                                                                   ---------------
          TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $1,567,355,973)                                       1,711,242,347
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL BOND SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          REPURCHASE AGREEMENTS (COST $100,788,540) 5.3%
      (k) Joint Repurchase Agreement, 0.008%, 4/01/10 (Maturity Value $100,788,562)           100,788,540          $   100,788,540
             Banc of America Securities LLC (Maturity Value $12,623,767)
             Barclays Capital Inc. (Maturity Value $15,368,242)
             BNP Paribas Securities Corp. (Maturity Value $16,464,819)
             Deutsche Bank Securities Inc. (Maturity Value $12,425,214)
             HSBC Securities (USA) Inc. (Maturity Value $16,464,819)
             Morgan Stanley & Co. Inc. (Maturity Value $16,464,819)
             UBS Securities LLC (Maturity Value $10,976,882)
                Collateralized by U.S. Government Agency Securities, 0.375% - 6.25%,
                   4/27/10 - 6/14/13;
      (j)          U.S. Government Agency Discount Notes, 4/05/10 - 9/27/10; and
                   U.S. Treasury Notes, 1.375% - 4.00%, 9/15/10 - 2/28/15
                                                                                                                   ---------------
          TOTAL INVESTMENTS (COST $1,668,144,513) 95.4%                                                              1,812,030,887
          OTHER ASSETS, LESS LIABILITIES 4.6%                                                                           86,538,637
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $ 1,898,569,524
                                                                                                                   ===============

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2010, the aggregate value of these securities was $215,875,377, representing 11.37% of net assets.

(e)  Principal amount is stated in 1,000 Brazilian Real Units.

(f)  Redemption price at maturity is adjusted for inflation.

(g) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2010, the aggregate value of these securities was $14,356,332, representing 0.76% of net assets.

(h)  Principal amount is stated in 100 Mexican Peso Units.

(i) A supranational organization is an entity formed by two or more central governments through international treaties.

(j)  The security is traded on a discount basis with no stated coupon rate.

(k) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2010, all repurchase agreements had been entered into on that date.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL BOND SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

At March 31, 2010, the fund had the following forward exchange contracts outstanding. See Note 3.

                                                               CONTRACT       SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY               COUNTERPARTY   TYPE      QUANTITY        AMOUNT*          DATE      APPRECIATION   DEPRECIATION
--------               ------------   ----   -------------   -----------     -----------   ------------   ------------
Chilean Peso               DBAB       Buy    1,252,750,000     2,418,670         4/05/10   $         --   $    (31,107)
Chilean Peso               DBAB       Sell   1,252,750,000     2,372,633         4/05/10             --        (14,930)
Chilean Peso               MSCO       Buy      662,100,000     1,270,703         4/05/10             --         (8,835)
Chilean Peso               MSCO       Sell     662,100,000     1,269,607         4/05/10          7,739             --
Chilean Peso               DBAB       Buy    1,330,940,000     2,579,591         4/06/10             --        (42,960)
Chilean Peso               DBAB       Sell   1,330,940,000     2,520,720         4/06/10             --        (15,912)
Indian Rupee               DBAB       Buy      159,915,000     3,090,503         4/09/10        473,866             --
Indian Rupee               DBAB       Buy      342,913,000     6,622,499         4/12/10      1,018,761             --
Indian Rupee               JPHQ       Buy      230,330,000     4,414,989         4/13/10        717,098             --
Indian Rupee               JPHQ       Buy      226,092,000     4,414,997         4/15/10        621,792             --
Indian Rupee               JPHQ       Buy      112,941,000     2,213,661         4/19/10        301,525             --
Indian Rupee               DBAB       Buy       79,271,000     1,545,244         4/19/10        220,115             --
Malaysian Ringgit          JPHQ       Buy        4,069,213     1,123,999         4/19/10        123,523             --
Malaysian Ringgit          JPHQ       Buy       11,659,000     3,246,999         4/20/10        327,170             --
Chilean Peso               CITI       Buy    1,945,145,000     3,315,400         4/23/10        393,083             --
Chilean Peso               CITI       Buy    1,899,362,000     3,240,347         4/26/10        381,063             --
Indian Rupee               DBAB       Buy      160,601,000     3,099,125         4/26/10        475,287             --
Chilean Peso               CITI       Buy    1,507,329,000     2,566,759         4/27/10        307,240             --
Chilean Peso               JPHQ       Buy    1,501,938,000     2,566,757         4/27/10        296,963             --
Indian Rupee               JPHQ       Buy       22,911,000       442,725         4/27/10         67,149             --
Chilean Peso               CITI       Buy    2,420,966,000     4,106,813         4/28/10        509,293             --
Chilean Peso               UBSW       Buy      303,134,000       513,351         4/28/10         64,640             --
Indian Rupee               DBAB       Buy       71,377,981     1,394,101         4/28/10        194,247             --
Indian Rupee               JPHQ       Buy      113,671,000     2,213,651         4/28/10        315,828             --
New Zealand Dollar         DBAB       Sell       2,329,569     1,274,973         4/28/10             --       (376,395)
Peruvian Nuevo Sol         DBAB       Buy       32,777,510    10,568,277         4/29/10        963,017             --
Indian Rupee               JPHQ       Buy      113,782,000     2,213,658         4/30/10        317,855             --
Swedish Krona              BZWS       Buy      122,773,200    11,484,864 EUR     4/30/10      1,492,226             --
Peruvian Nuevo Sol         DBAB       Buy        1,998,991       665,222         5/07/10         37,931             --
Chilean Peso               DBAB       Buy    1,150,200,000     2,131,184         5/10/10         62,556             --
Peruvian Nuevo Sol         DBAB       Buy        5,300,000     1,771,983         5/10/10         92,202             --
Chilean Peso               DBAB       Buy      420,740,000       733,840         5/18/10         68,783             --
Peruvian Nuevo Sol         DBAB       Buy       19,235,857     6,268,181         5/18/10        496,624             --
Chilean Peso               DBAB       Buy      145,512,000       260,681         5/26/10         16,960             --
Chilean Peso               CITI       Buy       41,560,000        74,480         5/26/10          4,817             --
Chilean Peso               DBAB       Buy      187,450,000       331,770         5/28/10         25,907             --
Chilean Peso               CITI       Buy      187,520,000       331,776         5/28/10         26,034             --
Chilean Peso               CITI       Buy       74,780,000       132,706         6/01/10          9,993             --
Indian Rupee               DBAB       Buy      217,594,000     4,433,546         6/01/10        392,189             --
New Zealand Dollar         DBAB       Sell      11,236,978     7,848,917         6/01/10             --        (97,390)
New Zealand Dollar         UBSW       Sell      11,305,079     7,897,502         6/01/10             --        (96,963)
New Zealand Dollar         CITI       Sell       6,395,559     4,460,135         6/01/10             --        (62,529)
Indian Rupee               HSBC       Buy        6,451,000       133,010         6/02/10         10,046             --
New Zealand Dollar         BZWS       Sell       9,370,868     6,599,715         6/02/10             --        (26,502)
New Zealand Dollar         DBAB       Sell       4,846,894     3,420,211         6/02/10             --         (7,067)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL BOND SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

New Zealand Dollar         FBCO       Sell      1,599,481      1,127,634         6/02/10                        (3,372)
Indian Rupee               HSBC       Buy      31,921,000        665,021         6/03/10         42,791             --
Indian Rupee               HSBC       Buy     213,076,000      4,433,541         6/04/10        290,764             --
Poland Zloty               DBAB       Buy      15,778,000      3,468,378 EUR     6/04/10        809,734             --
Indian Rupee               DBAB       Buy     106,538,000      2,216,771         6/07/10        144,767             --
Poland Zloty               DBAB       Buy      14,926,000      3,251,639 EUR     6/07/10        804,575             --
Indian Rupee               DBAB       Buy      53,739,000      1,114,917         6/08/10         76,166             --
Indian Rupee               HSBC       Buy      42,784,000        886,715         6/08/10         61,559             --
Poland Zloty               CITI       Buy       5,990,000      1,300,545 EUR     6/08/10        328,641             --
Mexican Peso               DBAB       Sell    266,049,641     19,073,710         6/09/10             --     (2,282,674)
New Zealand Dollar         BZWS       Sell      9,370,868      6,595,779         6/09/10             --        (27,239)
Indian Rupee               DBAB       Buy      43,392,000        891,922         6/10/10         69,661             --
Indian Rupee               HSBC       Buy      43,481,000        891,918         6/11/10         71,554             --
Indian Rupee               BZWS       Buy      64,888,000      1,337,897         6/11/10         99,921             --
Indian Rupee               DBAB       Buy     108,614,000      2,229,809         6/16/10        175,865             --
Indian Rupee               DBAB       Buy      98,937,000      2,006,836         6/21/10        183,554             --
Indian Rupee               JPHQ       Buy      79,054,000      1,603,529         6/22/10        146,514             --
Indian Rupee               DBAB       Buy     119,627,000      2,405,288         6/24/10        242,474             --
Indian Rupee               HSBC       Buy      80,337,000      1,603,533         6/25/10        174,451             --
Peruvian Nuevo Sol         DBAB       Buy       6,318,000      2,063,020         6/28/10        157,361             --
Swedish Krona              UBSW       Buy      60,129,000      5,405,923 EUR     6/28/10      1,027,422             --
Malaysian Ringgit          JPHQ       Buy      14,772,000      4,162,886         6/29/10        347,717             --
Swedish Krona              UBSW       Buy      43,662,000      3,940,258 EUR     6/29/10        726,052             --
Indian Rupee               JPHQ       Buy      79,487,000      1,603,530         7/09/10        153,498             --
Indian Rupee               DBAB       Buy      79,423,000      1,603,533         7/09/10        152,081             --
Malaysian Ringgit          DBAB       Buy       9,014,572      2,535,531         7/09/10        215,452             --
Indian Rupee               JPHQ       Buy      48,258,000        962,120         7/12/10        104,325             --
Indian Rupee               DBAB       Buy      40,128,000        801,758         7/12/10         85,023             --
Malaysian Ringgit          DBAB       Buy      18,006,622      5,046,935         7/12/10        447,198             --
Malaysian Ringgit          JPHQ       Buy       4,594,000      1,279,844         7/13/10        121,784             --
Malaysian Ringgit          DBAB       Buy       2,637,000        732,907         7/16/10         71,500             --
Malaysian Ringgit          DBAB       Buy      11,455,000      2,280,737 EUR     7/16/10        412,852             --
Indian Rupee               CITI       Buy      19,711,000        394,220         7/19/10         41,104             --
Indian Rupee               JPHQ       Buy      19,711,000        394,220         7/20/10         41,066             --
Malaysian Ringgit          DBAB       Buy       4,160,000      1,165,005         7/20/10        103,693             --
Malaysian Ringgit          DBAB       Buy      12,933,000      2,569,998 EUR     7/20/10        471,999             --
Malaysian Ringgit          DBAB       Buy       5,058,000      1,428,410         7/23/10        113,887             --
Malaysian Ringgit          DBAB       Buy      16,628,000      3,304,189 EUR     7/23/10        606,074             --
Malaysian Ringgit          JPHQ       Buy      16,628,000      3,293,913 EUR     7/27/10        618,804             --
Malaysian Ringgit          JPHQ       Buy       5,318,000      1,498,028         7/27/10        123,172             --
Malaysian Ringgit          HSBC       Buy       3,005,000        852,168         7/30/10         63,751             --
New Zealand Dollar         DBAB       Sell     18,763,956     12,074,605         7/30/10             --     (1,137,221)
New Zealand Dollar         DBAB       Sell     18,692,571     12,007,173         8/03/10             --     (1,150,334)
New Zealand Dollar         BZWS       Sell      7,317,361      4,697,746         8/03/10             --       (452,869)
New Zealand Dollar         DBAB       Sell      7,405,811      4,731,573         8/04/10             --       (480,899)
New Zealand Dollar         BZWS       Sell      3,686,939      2,367,015         8/04/10             --       (227,983)
New Zealand Dollar         CITI       Sell     18,563,255     12,122,269         8/05/10             --       (942,199)
New Zealand Dollar         DBAB       Sell      5,506,806      3,589,336         8/05/10             --       (286,250)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL BOND SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

Malaysian Ringgit          HSBC       Buy       6,100,000      1,743,854         8/06/10        114,661             --
New Zealand Dollar         CITI       Sell      7,269,764      4,750,900         8/06/10             --       (365,029)
New Zealand Dollar         FBCO       Sell      3,628,158      2,362,838         8/06/10             --       (190,395)
Malaysian Ringgit          JPHQ       Buy       1,100,000        313,837         8/09/10         21,246             --
New Zealand Dollar         CITI       Sell      7,173,180      4,716,079         8/09/10             --       (330,714)
New Zealand Dollar         DBAB       Sell      7,205,549      4,739,810         8/09/10             --       (329,757)
New Zealand Dollar         FBCO       Sell      7,091,362      4,672,853         8/09/10             --       (316,376)
New Zealand Dollar         FBCO       Sell      7,103,800      4,717,847         8/11/10             --       (279,363)
Poland Zloty               DBAB       Buy      59,155,000     14,078,825 EUR     8/11/10      1,475,078             --
New Zealand Dollar         DBAB       Sell     24,938,679     16,238,792         8/12/10             --     (1,303,118)
New Zealand Dollar         DBAB       Sell      8,453,000      5,486,842         8/13/10             --       (458,555)
New Zealand Dollar         DBAB       Sell      8,915,000      5,884,792         8/16/10             --       (384,104)
Brazilian Real             DBAB       Buy       5,465,000    265,418,655 JPY     8/17/10        120,662             --
Japanese Yen               UBSW       Sell    758,781,000      7,999,294         8/17/10             --       (122,697)
New Israeli Shekel         CITI       Buy      14,794,000      3,904,048         8/17/10         92,053             --
Brazilian Real             DBAB       Buy       4,037,000    194,381,550 JPY     8/18/10        106,605             --
Japanese Yen               JPHQ       Sell    377,047,000      3,999,650         8/18/10             --        (36,298)
Brazilian Real             DBAB       Buy       6,056,000    284,668,336 JPY     8/19/10        233,258             --
Japanese Yen               HSBC       Sell    375,298,000      3,989,137         8/19/10             --        (28,127)
New Israeli Shekel         CITI       Buy      14,802,000      3,899,631         8/19/10         98,505             --
New Israeli Shekel         DBAB       Buy       1,482,000        390,411         8/19/10          9,889             --
Euro                       UBSW       Sell      6,270,000      8,838,506         8/20/10        367,658             --
Indian Rupee               DBAB       Buy     143,891,000      2,881,278         8/20/10        287,771             --
Japanese Yen               DBAB       Sell    376,727,000      3,989,146         8/20/10             --        (43,451)
Japanese Yen               BZWS       Sell    376,247,000      3,995,063         8/20/10             --        (32,397)
New Israeli Shekel         CITI       Buy       5,678,400      1,485,675         8/20/10         48,081             --
Euro                       UBSW       Sell      6,274,000      8,874,322         8/23/10        398,106             --
Indian Rupee               DBAB       Buy     124,700,000      2,497,112         8/23/10        248,559             --
Japanese Yen               CITI       Sell    751,731,000      7,990,126         8/23/10             --        (56,850)
Japanese Yen               FBCO       Sell    746,218,000      7,990,128         8/23/10          2,167             --
New Israeli Shekel         CITI       Buy       9,690,400      2,541,278         8/23/10         76,010             --
Japanese Yen               JPHQ       Sell    750,133,000      7,990,126         8/24/10             --        (39,818)
Japanese Yen               BZWS       Sell    747,636,000      7,990,125         8/24/10             --        (13,089)
New Zealand Dollar         FBCO       Sell      6,517,276      4,297,361         8/24/10             --       (282,669)
Japanese Yen               DBAB       Sell    371,821,000      3,995,068         8/25/10         14,801             --
New Zealand Dollar         DBAB       Sell      6,486,000      4,335,891         8/27/10             --       (221,108)
Brazilian Real             DBAB       Buy       4,043,000    188,901,089 JPY     8/31/10        161,420             --
Indian Rupee               DBAB       Buy      88,183,000      1,767,194         9/01/10        172,921             --
Japanese Yen               JPHQ       Sell    372,662,000      3,995,069         9/01/10          5,540             --
Brazilian Real             DBAB       Buy       6,065,000    280,427,405 JPY     9/02/10        272,072             --
Japanese Yen               HSBC       Sell    368,756,000      3,995,060         9/02/10         47,310             --
Euro                       BZWS       Sell      6,230,000      8,874,012         9/07/10        457,417             --
Euro                       HSBC       Sell      8,279,000     11,790,952         9/08/10        606,218             --
United States Dollar       JPHQ       Buy      11,099,031      7,817,044 EUR     9/08/10        538,388             --
Japanese Yen               HSBC       Sell    555,382,000      5,992,598         9/09/10         46,521             --
Japanese Yen               HSBC       Sell    553,476,000      5,992,594         9/10/10         66,869             --
Japanese Yen               DBAB       Sell    516,285,000      5,624,265         9/10/10         96,720             --
Japanese Yen               UBSW       Sell    428,870,000      4,686,899         9/13/10         95,125             --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL BOND SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

Brazilian Real             DBAB       Buy       9,097,000    424,168,548 JPY     9/15/10        354,213             --
Japanese Yen               UBSW       Sell    508,216,000      5,624,285         9/15/10        182,878             --
Japanese Yen               HSBC       Sell    341,214,000      3,749,522         9/15/10         96,185             --
Japanese Yen               BZWS       Sell    337,439,000      3,749,531         9/15/10        136,612             --
United States Dollar       UBSW       Buy       7,760,297      5,315,636 EUR     9/15/10        579,069             --
Japanese Yen               DBAB       Sell    169,665,000      1,874,751         9/16/10         58,152             --
Japanese Yen               HSBC       Sell    506,130,000      5,624,292         9/16/10        205,169             --
New Zealand Dollar         DBAB       Sell     17,768,247     12,117,945         9/16/10             --       (346,671)
United States Dollar       CITI       Buy       7,760,297      5,328,410 EUR     9/16/10        561,821             --
United States Dollar       HSBC       Buy      14,772,566     10,076,784 EUR     9/17/10      1,159,240             --
Euro                       BZWS       Sell      1,426,600      2,100,455         9/20/10        173,184             --
United States Dollar       UBSW       Buy       9,232,854      6,293,268 EUR     9/20/10        730,940             --
Japanese Yen               HSBC       Sell    168,241,000      1,874,760         9/21/10         73,324             --
Japanese Yen               JPHQ       Sell    339,332,000      3,749,525         9/21/10        116,136             --
Euro                       UBSW       Sell      9,307,428     13,646,830         9/23/10      1,072,979             --
Swedish Krona              UBSW       Buy      30,000,000      2,950,694 EUR     9/23/10        169,679             --
Euro                       JPHQ       Sell      4,095,317      6,063,526         9/24/10        530,974             --
Japanese Yen               JPHQ       Sell    281,276,000      3,108,194         9/24/10         96,354             --
Indian Rupee               DBAB       Buy      25,000,000        725,900 NZD     9/27/10         39,990             --
Japanese Yen               JPHQ       Sell     27,971,000        310,823         9/27/10         11,308             --
Japanese Yen               JPHQ       Sell    103,324,000      1,148,172         9/28/10         41,755             --
Malaysian Ringgit          JPHQ       Buy       8,340,000      1,635,968 EUR     9/28/10        323,118             --
Japanese Yen               JPHQ       Sell    172,207,000      1,913,624         9/29/10         69,563             --
Euro                       UBSW       Sell      6,370,000      9,309,118        10/04/10        703,695             --
Philippine Peso            DBAB       Buy     195,560,000      4,053,393        10/04/10        197,136             --
Philippine Peso            HSBC       Buy     156,866,000      3,242,708        10/04/10        166,801             --
Philippine Peso            DBAB       Buy     233,811,000      4,864,070        10/05/10        217,403             --
Philippine Peso            HSBC       Buy     233,867,000      4,864,056        10/05/10        218,635             --
Philippine Peso            JPHQ       Buy      61,767,000      1,297,081        10/06/10         45,198             --
Philippine Peso            DBAB       Buy     191,936,000      4,053,387        10/07/10        117,271             --
Philippine Peso            DBAB       Buy     153,588,000      3,242,716        10/08/10         94,368             --
Philippine Peso            JPHQ       Buy      76,627,000      1,621,358        10/08/10         43,556             --
Philippine Peso            HSBC       Buy     153,878,000      3,242,711        10/08/10        100,674             --
Philippine Peso            CITI       Buy      76,826,000      1,621,349        10/08/10         47,888             --
Malaysian Ringgit          DBAB       Buy      11,434,805      3,317,898        10/12/10        152,900             --
Philippine Peso            DBAB       Buy      45,732,000        972,814        10/12/10         20,478             --
Malaysian Ringgit          DBAB       Buy       4,934,783      1,452,988        10/13/10         44,788             --
Philippine Peso            JPHQ       Buy     194,374,000      4,151,141        10/13/10         70,262             --
Philippine Peso            HSBC       Buy      76,252,000      1,621,348        10/13/10         34,688             --
Chinese Yuan               HSBC       Buy      35,001,331      3,554,330 EUR    10/15/10        340,393             --
Philippine Peso            JPHQ       Buy      25,032,000        533,731        10/15/10          9,816             --
Chinese Yuan               HSBC       Buy      35,172,030      3,560,830 EUR    10/18/10        357,227             --
Philippine Peso            JPHQ       Buy      83,120,000      1,779,072        10/18/10         25,329             --
Chinese Yuan               HSBC       Buy      47,143,455      4,759,196 EUR    10/19/10        497,464             --
Philippine Peso            DBAB       Buy      41,880,000        889,550        10/19/10         19,517             --
Chinese Yuan               HSBC       Buy      29,130,000      4,414,640        10/21/10             --       (134,337)
Philippine Peso            DBAB       Buy     167,411,000      3,558,151        10/21/10         75,111             --
Philippine Peso            JPHQ       Buy      84,061,000      1,779,069        10/21/10         45,277             --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL BOND SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

Chinese Yuan        HSBC  Buy       36,599,833    5,559,074      10/25/10            --      (180,444)
Philippine Peso     JPHQ  Buy       82,631,000    1,734,852      10/25/10        57,828            --
Philippine Peso     DBAB  Buy      165,158,000    3,469,706      10/25/10       113,398            --
Philippine Peso     HSBC  Buy      247,998,000    5,204,575      10/25/10       175,743            --
Chilean Peso        CITI  Buy      921,291,798    1,745,697      10/26/10        16,490            --
Chinese Yuan        HSBC  Buy       62,115,025    9,408,231      10/26/10            --      (279,637)
Indian Rupee        DBAB  Buy      639,477,000   13,466,076      10/26/10       538,953            --
Indian Rupee        HSBC  Buy      213,392,000    4,488,683      10/26/10       184,763            --
Philippine Peso     HSBC  Buy      214,449,000    4,510,623      10/26/10       141,440            --
Chinese Yuan        HSBC  Buy       37,116,032    5,610,465      10/27/10            --      (155,608)
Indian Rupee        HSBC  Buy      317,880,000    6,733,034      10/27/10       228,223            --
Chilean Peso        JPHQ  Buy      597,828,000    1,138,178      10/28/10         5,330            --
Philippine Peso     DBAB  Buy       66,285,000    1,387,877      10/28/10        49,797            --
Japanese Yen        CITI  Sell     341,992,119    3,779,658      11/08/10       115,257            --
Japanese Yen        BZWS  Sell     335,950,000    3,751,221      11/10/10       151,452            --
Japanese Yen        UBSW  Sell     340,600,700    3,804,362      11/12/10       154,649            --
Japanese Yen        BZWS  Sell     429,663,000    4,795,078      11/12/10       191,018            --
Japanese Yen        DBAB  Sell     796,770,000    8,895,004      11/15/10       356,815            --
Japanese Yen        BZWS  Sell     191,800,000    2,134,788      11/16/10        79,427            --
Japanese Yen        JPHQ  Sell     397,873,000    4,447,496      11/16/10       183,824            --
Japanese Yen        HSBC  Sell     207,909,000    2,312,695      11/17/10        84,675            --
Japanese Yen        BZWS  Sell     794,439,000    8,894,998      11/17/10       381,531            --
Japanese Yen        UBSW  Sell     317,836,000    3,557,998      11/17/10       151,964            --
Euro                DBAB  Sell         933,877    1,387,741      11/18/10       126,202            --
Euro                UBSW  Sell       4,794,427    7,161,915      11/18/10       685,305            --
Japanese Yen        BZWS  Sell   1,107,834,000   12,453,002      11/18/10       580,912            --
Euro                DBAB  Sell       1,300,570    1,948,904      11/29/10       192,035            --
Japanese Yen        BZWS  Sell   1,251,786,000   14,231,997      11/29/10       815,016            --
Japanese Yen        BOFA  Sell     859,147,000    9,695,551      11/29/10       486,981            --
Japanese Yen        CITI  Sell     310,702,000    3,557,996      11/29/10       227,808            --
Norwegian Krone     UBSW  Buy       71,182,000    8,325,088 EUR  11/29/10       588,042            --
Japanese Yen        DBAB  Sell     770,370,000    8,895,008      12/01/10       637,725            --
Norwegian Krone     UBSW  Buy       23,030,000    2,670,145 EUR  12/01/10       221,404            --
Mexican Peso        CITI  Sell      53,811,000    3,962,227      12/02/10            --      (264,072)
Chinese Yuan        HSBC  Buy       14,977,000    2,261,362      12/06/10            --       (57,254)
Chinese Yuan        HSBC  Buy       18,870,000    1,896,155 EUR  12/06/10       215,634            --
Euro                UBSW  Sell       1,343,551    2,021,333      12/07/10       206,418            --
Chinese Yuan        JPHQ  Buy       11,237,841    1,689,901      12/13/10            --       (35,680)
Chinese Yuan        HSBC  Buy       22,539,443    3,389,900      12/14/10            --       (71,959)
Chinese Yuan        HSBC  Buy       22,626,632    3,404,805      12/15/10            --       (73,918)
Malaysian Ringgit   JPHQ  Buy       13,361,013    3,917,037      12/16/10       125,263            --
Malaysian Ringgit   JPHQ  Buy       12,406,016    3,638,235      12/17/10       114,949            --
Malaysian Ringgit   JPHQ  Buy       14,845,634    4,334,492      12/21/10       155,851            --
Malaysian Ringgit   HSBC  Buy       19,742,443    5,743,239      12/22/10       227,938            --
Malaysian Ringgit   HSBC  Buy        9,639,266    2,802,438      12/23/10       112,849            --
Japanese Yen        JPHQ  Sell     285,510,329    3,133,740      12/28/10        72,181            --
Japanese Yen        CITI  Sell     286,112,008    3,133,740      12/28/10        65,730            --
Japanese Yen        BZWS  Sell     285,057,504    3,133,740      12/28/10        77,037            --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL BOND SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

Malaysian Ringgit   HSBC  Buy       10,905,927    3,166,278      12/28/10       131,304            --
Malaysian Ringgit   JPHQ  Buy       56,089,316   16,324,490       1/04/11       629,630            --
Swedish Krona       DBAB  Buy      136,332,733   13,223,991 EUR   1/04/11     1,006,915            --
Japanese Yen        UBSW  Sell     138,650,000    1,521,870       1/07/11        34,791            --
Japanese Yen        BZWS  Sell     277,330,000    3,043,819       1/07/11        69,340            --
Japanese Yen        CITI  Sell     138,680,000    1,521,916       1/07/11        34,515            --
Malaysian Ringgit   DBAB  Buy       11,434,805    3,372,104       1/07/11        83,825            --
New Israeli Shekel  DBAB  Buy      117,806,600   31,561,539       1/07/11       177,405            --
Euro                CITI  Sell       2,240,000    3,221,568       1/10/11       195,616            --
Euro                BZWS  Sell       1,726,000    2,481,298       1/10/11       149,693            --
Euro                DBAB  Sell       9,460,000   13,521,273       1/11/11       741,985            --
Euro                UBSW  Sell      13,846,000   19,797,703       1/11/11     1,093,473            --
Euro                BOFA  Sell       2,800,000    4,001,200       1/11/11       218,747            --
Japanese Yen        DBAB  Sell     139,110,000    1,521,941       1/11/11        29,800            --
Japanese Yen        HSBC  Sell     139,250,000    1,521,858       1/11/11        28,215            --
Euro                JPHQ  Sell         937,000    1,356,331       1/13/11        90,552            --
Japanese Yen        HSBC  Sell     397,130,000    4,329,997       1/13/11        70,063            --
Philippine Peso     JPHQ  Buy      140,597,000    3,036,652       1/13/11            --        (7,524)
Philippine Peso     JPHQ  Buy      234,308,000    5,024,646       1/13/11        23,463            --
Japanese Yen        UBSW  Sell     313,510,000    3,463,992       1/14/11       100,961            --
Japanese Yen        BZWS  Sell     394,150,000    4,330,058       1/14/11       101,998            --
Philippine Peso     HSBC  Buy       60,160,000    1,286,295       1/14/11         9,730            --
Euro                DBAB  Sell       4,856,000    7,024,544       1/18/11       464,539            --
Philippine Peso     DBAB  Buy       66,125,000    1,420,516       1/18/11         3,535            --
Philippine Peso     HSBC  Buy      115,942,000    2,483,709       1/18/11        13,188            --
Philippine Peso     DBAB  Buy       41,372,000      885,341       1/19/11         5,561            --
Philippine Peso     JPHQ  Buy      165,119,000    3,542,946       1/19/11        12,716            --
Brazilian Real      DBAB  Buy       12,752,000  580,709,502 JPY   1/26/11       459,463            --
Japanese Yen        DBAB  Sell     269,140,000    3,004,801       1/26/11       116,982            --
Japanese Yen        UBSW  Sell     944,420,000   10,516,692       1/26/11       383,252            --
Japanese Yen        BZWS  Sell   1,079,470,000   12,019,178       1/26/11       436,678            --
Brazilian Real      HSBC  Buy        4,760,000  217,473,737 JPY   1/27/11       162,919            --
Chilean Peso        DBAB  Buy    2,227,910,000    4,431,888       1/27/11            --      (166,512)
Euro                CITI  Sell       4,998,400    7,056,491       1/27/11       303,917            --
Japanese Yen        HSBC  Sell     928,300,000   10,335,920       1/27/11       375,230            --
Chilean Peso        DBAB  Buy    5,127,860,000   10,123,107       1/28/11            --      (305,608)
Chilean Peso        JPHQ  Buy      675,370,000    1,327,509       1/28/11            --       (34,485)
New Zealand Dollar  BZWS  Sell      12,970,535    8,910,757       1/28/11            --       (77,462)
New Zealand Dollar  UBSW  Sell       7,565,376    5,173,734       1/28/11            --       (68,861)
New Zealand Dollar  DBAB  Sell       9,712,629    6,684,717       1/28/11            --       (45,865)
Chilean Peso        DBAB  Buy    3,093,470,000    5,966,966       1/31/11            --       (44,183)
Euro                DBAB  Sell      31,205,000   43,732,247       1/31/11     1,575,386            --
Euro                UBSW  Sell       5,540,000    7,757,662       1/31/11       273,316            --
Chinese Yuan        DBAB  Buy      102,053,000   15,368,270       2/01/11            --      (309,649)
Philippine Peso     DBAB  Buy      155,800,000    3,253,968       2/03/11        96,810            --
Philippine Peso     HSBC  Buy       55,600,000    1,161,722       2/03/11        34,063            --
Indian Rupee        JPHQ  Buy       21,500,000      455,412       2/04/11        11,728            --
New Zealand Dollar  DBAB  Sell      12,744,985    8,740,511       2/04/11            --       (85,477)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL BOND SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

Philippine Peso     BOFA  Buy       43,900,000      924,211       2/04/11        19,864            --
Philippine Peso     HSBC  Buy       43,900,000      923,278       2/04/11        20,797            --
Philippine Peso     JPHQ  Buy       60,500,000    1,279,070       2/07/11        21,664            --
Philippine Peso     BOFA  Buy       55,000,000    1,161,563       2/07/11        20,922            --
Australian Dollar   UBSW  Buy       10,557,970    8,795,000       2/08/11       530,314            --
Australian Dollar   MSCO  Buy       10,560,886    8,795,000       2/08/11       532,890            --
Euro                HSBC  Sell       1,200,000    1,641,060       2/08/11        19,859            --
Euro                JPHQ  Sell         300,000      410,190       2/08/11         4,890            --
Euro                UBSW  Sell       4,929,000    6,766,778       2/08/11       107,696            --
Euro                CITI  Sell       6,572,000    9,019,051       2/08/11       140,276            --
Norwegian Krone     UBSW  Buy       72,121,400    8,654,603 EUR   2/08/11       259,360            --
Australian Dollar   CITI  Buy        3,351,000  248,017,563 JPY   2/09/11       297,414            --
Australian Dollar   DBAB  Buy        3,351,000  248,523,564 JPY   2/09/11       291,983            --
Australian Dollar   BZWS  Buy        3,351,000  247,404,330 JPY   2/09/11       303,996            --
Euro                HSBC  Sell         600,000      820,560       2/09/11         9,957            --
Euro                BZWS  Sell         800,000    1,091,740       2/09/11        10,936            --
Norwegian Krone     DBAB  Buy      144,025,000   17,309,241 EUR   2/09/11       481,469            --
Norwegian Krone     UBSW  Buy      100,802,700   12,116,437 EUR   2/09/11       334,618            --
Poland Zloty        DBAB  Buy       17,528,000    4,206,888 EUR   2/09/11       310,673            --
South Korean Won    HSBC  Buy   21,363,430,000   18,100,000       2/09/11       550,790            --
Chilean Peso        MLCO  Buy    1,145,000,000    2,131,224       2/10/11        61,259            --
Chilean Peso        DBAB  Buy    1,145,000,000    2,131,224       2/10/11        61,259            --
Euro                DBAB  Sell         180,000      246,114       2/10/11         2,932            --
Euro                BZWS  Sell         612,000      836,298       2/10/11         9,480            --
Japanese Yen        MSCO  Sell     394,373,000    4,433,015       2/10/11       200,104            --
Poland Zloty        BZWS  Buy       17,528,000    4,183,493 EUR   2/10/11       341,867            --
South Korean Won    HSBC  Buy    5,578,000,000  419,650,917 JPY   2/10/11       365,370            --
Chilean Peso        DBAB  Buy    1,058,220,000    1,975,766       2/11/11        50,572            --
Chilean Peso        BZWS  Buy    1,142,900,000    2,131,183       2/11/11        57,305            --
Euro                UBSW  Sell         657,000      903,454       2/11/11        15,838            --
Chilean Peso        DBAB  Buy    1,130,600,000    2,131,197       2/14/11        33,814            --
Malaysian Ringgit   DBAB  Buy       97,443,480   28,224,035       2/14/11     1,175,558            --
New Zealand Dollar  HSBC  Sell       2,945,715    1,982,172       2/14/11            --       (55,800)
Poland Zloty        DBAB  Buy       17,528,000    4,220,462 EUR   2/14/11       290,270            --
South Korean Won    JPHQ  Buy    1,913,000,000  144,924,242 JPY   2/14/11       114,223            --
South Korean Won    DBAB  Buy    1,658,000,000  125,968,697 JPY   2/14/11        95,104            --
South Korean Won    HSBC  Buy   16,244,000,000   13,918,259       2/14/11       261,211            --
Chilean Peso        MSCO  Buy    2,254,600,000    4,262,407       2/16/11        55,078            --
Euro                UBSW  Sell       1,971,000    2,680,363       2/16/11        17,471            --
Euro                JPHQ  Sell       1,971,000    2,681,743       2/16/11        18,851            --
South Korean Won    JPHQ  Buy    1,116,000,000   85,432,136 JPY   2/16/11        57,024            --
Malaysian Ringgit   HSBC  Buy        4,899,000    1,424,045       2/17/11        53,828            --
Chilean Peso        DBAB  Buy      526,900,000    1,007,457       2/18/11         1,563            --
Chilean Peso        JPHQ  Buy    1,055,800,000    2,014,886       2/18/11         6,984            --
Euro                DBAB  Sell       2,038,000    2,800,090       2/18/11        46,660            --
Euro                UBSW  Sell       2,038,000    2,799,825       2/18/11        46,395            --
Chilean Peso        MSCO  Buy    2,335,100,000    4,473,115       2/22/11            --        (1,160)
Chilean Peso        JPHQ  Buy    1,792,000,000    3,425,404       2/22/11         6,458            --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL BOND SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

Chilean Peso        DBAB  Buy    2,364,060,000    4,512,520       2/22/11        14,894            --
Chilean Peso        MSCO  Buy    3,182,800,000    6,044,745       2/22/11        50,640            --
Japanese Yen        HSBC  Sell     385,460,000    4,287,033       2/22/11       148,718            --
Japanese Yen        JPHQ  Sell     385,700,000    4,286,508       2/22/11       145,617            --
Chilean Peso        MLCO  Buy    1,062,800,000    2,014,978       2/23/11        20,416            --
Chilean Peso        MSCO  Buy    1,055,200,000    2,014,894       2/24/11         5,968            --
Chilean Peso        DBAB  Buy    1,580,100,000    3,022,380       2/25/11         3,779            --
Chilean Peso        MSCO  Buy    2,254,540,000    4,311,938       2/25/11         5,886            --
Chilean Peso        CITI  Buy    2,285,090,000    4,356,702       2/25/11        19,631            --
Chilean Peso        DBAB  Buy    1,304,870,000    2,495,448       2/28/11         3,685            --
Chilean Peso        JPHQ  Buy      593,800,000    1,128,897       2/28/11         8,370            --
Chilean Peso        DBAB  Buy    2,119,640,000    4,052,849       3/01/11         6,810            --
Chilean Peso        MLCO  Buy      576,500,000    1,099,561       3/01/11         4,585            --
Chilean Peso        MSCO  Buy    1,559,200,000    2,972,736       3/01/11        13,535            --
Japanese Yen        HSBC  Sell     400,800,000    4,488,393       3/01/11       184,738            --
Japanese Yen        JPHQ  Sell     401,100,000    4,489,188       3/01/11       182,313            --
Japanese Yen        UBSW  Sell     447,200,000    5,027,091       3/01/11       225,209            --
Chilean Peso        DBAB  Buy      388,300,000      743,158       3/02/11           546            --
Chilean Peso        DBAB  Buy    1,328,230,000    2,539,637       3/04/11         4,356            --
Euro                BOFA  Sell       5,225,000    7,149,159       3/07/11        89,554            --
Euro                UBSW  Sell       6,915,000    9,471,890       3/07/11       128,892            --
Euro                HSBC  Sell       1,844,000    2,523,311       3/08/11        31,837            --
Chilean Peso        DBAB  Buy    2,604,680,000    5,160,337       3/10/11            --      (171,175)
Chilean Peso        DBAB  Buy    2,600,220,000    5,038,698       3/15/11            --       (57,789)
Chilean Peso        MSCO  Buy      662,100,000    1,278,803       3/15/11            --       (10,502)
Japanese Yen        UBSW  Sell     330,530,000    3,675,373       3/18/11       124,954            --
Japanese Yen        CITI  Sell     407,702,000    4,526,593       3/18/11       147,224            --
Japanese Yen        MSCO  Sell     244,700,000    2,715,811       3/18/11        87,343            --
Chilean Peso        JPHQ  Buy    1,065,000,000    2,063,554       3/21/11            --       (23,326)
Japanese Yen        BOFA  Sell     242,774,840    2,697,948       3/22/11        89,934            --
New Israeli Shekel  MSCO  Buy        5,783,303    1,540,202       3/29/11        15,120            --
Chilean Peso        DBAB  Buy    1,252,750,000    2,382,560       3/31/11        17,623            --
New Israeli Shekel  MSCO  Buy        3,512,807      936,948       3/31/11         7,720            --
Chilean Peso        DBAB  Buy    1,330,940,000    2,535,124       4/04/11        14,985            --
                                                                           ------------  ------------
   Unrealized appreciation (depreciation)                                    66,043,366   (15,670,503)
                                                                           ------------  ------------
      Net unrealized appreciation (depreciation)                           $ 50,372,863
                                                                           ============

*    In U.S. dollars unless otherwise indicated.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL BOND SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

COUNTERPARTY

BOFA   Bank of America N.A.
BZWS   Barclays Bank PLC
CITI   Citibank NA
DBAB   Deutsche Bank AG
FBCO   Credit Suisse International
HSBC   HSBC Bank USA
JPHQ   JPMorgan Chase Bank, N.A.
MLCO   Merrill Lynch Capital Services, Inc.
MSCO   Morgan Stanley
UBSW   UBS AG

CURRENCY

AUD    Australian Dollar
BRL    Brazilian Real
EGP    Egyptian Pound
EUR    Euro
IDR    Indonesian Rupiah
ILS    New Israeli Shekel
JPY    Japanese Yen
KRW    South Korean Won
LKR    Sri Lankan Rupee
MXN    Mexican Peso
MYR    Malaysian Ringgit
NOK    Norwegian Krone
NZD    New Zealand Dollar
PEN    Peruvian Nuevo Sol
PLN    Polish Zloty
SEK    Swedish Krona

SELECTED PORTFOLIO

AMBAC  American Municipal Bond Assurance Corp.
BHAC   Berkshire Hathaway Assurance Corp.
FRN    Floating Rate Note
FSA    Financial Security Assurance Inc.
GO     General Obligation
ISD    Independent School District
MTA    Metropolitan Transit Authority
USD    Unified/Union School District

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                     COUNTRY           SHARES           VALUE
                                                                                ----------------  ---------------  ---------------
          COMMON STOCKS 94.6%
          AEROSPACE & DEFENSE 0.5%
          BAE Systems PLC                                                        United Kingdom         2,289,321  $    12,902,451
      (a) BAE Systems PLC, 144A                                                  United Kingdom               376            2,119
                                                                                                                   ---------------
                                                                                                                        12,904,570
                                                                                                                   ---------------
          AIR FREIGHT & LOGISTICS 3.0%
          Deutsche Post AG                                                           Germany            1,303,412       22,558,085
          FedEx Corp.                                                             United States           162,010       15,131,734
          United Parcel Service Inc., B                                           United States           657,270       42,334,761
                                                                                                                   ---------------
                                                                                                                        80,024,580
                                                                                                                   ---------------
          AIRLINES 0.5%
      (b) British Airways PLC                                                    United Kingdom         1,690,910        6,241,127
      (b) Qantas Airways Ltd.                                                       Australia           2,761,530        7,197,679
                                                                                                                   ---------------
                                                                                                                        13,438,806
                                                                                                                   ---------------
          AUTO COMPONENTS 0.5%
          Compagnie Generale des Etablissements Michelin, B                          France               180,850       13,331,047
                                                                                                                   ---------------
          AUTOMOBILES 2.7%
          Bayerische Motoren Werke AG                                                Germany              413,707       19,129,681
          Hyundai Motor Co. Ltd.                                                   South Korea            268,950       27,454,792
          Toyota Motor Corp.                                                          Japan               671,200       26,879,581
                                                                                                                   ---------------
                                                                                                                        73,464,054
                                                                                                                   ---------------
          BIOTECHNOLOGY 2.6%
      (b) Amgen Inc.                                                              United States         1,032,850       61,723,116
      (b) Biogen Idec Inc.                                                        United States           165,200        9,475,872
                                                                                                                   ---------------
                                                                                                                        71,198,988
                                                                                                                   ---------------
          CAPITAL MARKETS 0.6%
          THE Bank of New York Mellon Corp.                                       United States           133,400        4,119,392
      (b) UBS AG                                                                   Switzerland            725,948       11,805,265
                                                                                                                   ---------------
                                                                                                                        15,924,657
                                                                                                                   ---------------
          COMMERCIAL BANKS 4.0%
          OBS Group Holdings Ltd.                                                   Singapore             784,000        8,014,297
          HSBC Holdings PLC                                                      United Kingdom         2,189,225       22,303,210
          ICICI Bank Ltd., ADR                                                        India               174,110        7,434,497
      (b) Intesa Sanpaolo SpA                                                         Italy             5,720,440       21,311,615
          KB Financial Group Inc.                                                  South Korea            459,244       22,161,582
          Mitsubishi UFJ Financial Group Inc.                                         Japan             1,535,570        8,046,081
      (b) UniCredit SpA                                                               Italy             6,524,841       19,283,657
                                                                                                                   ---------------
                                                                                                                       108,554,939
                                                                                                                   ---------------
          COMMERCIAL SERVICES & SUPPLIES 0.6%
          Brambles Ltd.                                                             Australia           2,234,040       15,090,135
                                                                                                                   ---------------
          COMMUNICATIONS EQUIPMENT 1.8%
      (b) Cisco Systems Inc.                                                      United States         1,108,480       28,853,734
          Telefonaktiebolaget LM Ericsson, B                                         Sweden             1,809,414       19,075,620
                                                                                                                   ---------------
                                                                                                                        47,929,354
                                                                                                                   ---------------
          COMPUTERS & PERIPHERALS 1.1%
      (b) Dell Inc.                                                               United States           724,720       10,878,047
      (b) Seagate Technology                                                      United States         1,017,688       18,582,983
                                                                                                                   ---------------
                                                                                                                        29,461,030
                                                                                                                   ---------------
          CONSTRUCTION MATERIALS 0.7%
          CRH PLC                                                                    Ireland              729,006       18,211,236
                                                                                                                   ---------------
          CONSUMER FINANCE 0.5%
          American Express Co.                                                    United States           359,270       14,823,480
                                                                                                                   ---------------

 Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          DIVERSIFIED FINANCIAL SERVICES 1.3%
      (b) ING Groep NV                                                             Netherlands          2,860,660  $    28,569,300
          JPMorgan Chase & Co.                                                    United States           158,550        7,095,112
                                                                                                                   ---------------
                                                                                                                        35,664,412
                                                                                                                   ---------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 5.2%
          AT&T Inc.                                                               United States           358,660        9,267,774
          France Telecom SA                                                          France             1,547,880       37,046,727
      (b) KT Corp., ADR                                                            South Korea            862,201       17,899,293
          Singapore Telecommunications Ltd.                                         Singapore          15,434,000       34,974,465
          Telefonica SA                                                               Spain             1,099,390       26,052,702
          Telekom Austria AG                                                         Austria              526,010        7,355,391
      (b) Telenor ASA                                                                Norway               682,327        9,254,616
                                                                                                                   ---------------
                                                                                                                       141,850,968
                                                                                                                   ---------------
          ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.1 %
      (b) Flextronics International Ltd.                                            Singapore           1,843,660       14,454,295
          FUJIFILM Holdings Corp.                                                     Japan               428,310       14,747,989
          Tyco Electronics Ltd.                                                   United States           967,238       26,579,700
                                                                                                                   ---------------
                                                                                                                        55,781,984
                                                                                                                   ---------------
          ENERGY EQUIPMENT & SERVICES 1.5%
          Baker Hughes Inc.                                                       United States           149,240        6,990,402
          Halliburton Co.                                                         United States           755,990       22,777,979
          SBM Offshore NV                                                          Netherlands            548,602       10,980,710
                                                                                                                   ---------------
                                                                                                                        40,749,091
                                                                                                                   ---------------
          FOOD & STAPLES RETAILING 1.0%
          CVS Caremark Corp.                                                      United States           488,330       17,853,345
          Tesco PLC                                                              United Kingdom         1,570,140       10,378,498
                                                                                                                   ---------------
                                                                                                                        28,231,843
                                                                                                                   ---------------
          FOOD PRODUCTS 1.3%
          Nestle SA                                                                Switzerland            480,840       24,635,067
          Unilever NV                                                              Netherlands            382,832       11,583,257
                                                                                                                   ---------------
                                                                                                                        36,218,324
                                                                                                                   ---------------
          HEALTH CARE EQUIPMENT & SUPPLIES 1.8%
      (b) Boston Scientific Corp.                                                 United States           626,020        4,519,865
          Covidien PLC                                                            United States           594,418       29,887,337
          Medtronic Inc.                                                          United States           344,060       15,493,022
          Olympus Corp.                                                               Japan                   800           25,664
                                                                                                                   ---------------
                                                                                                                        49,925,888
                                                                                                                   ---------------
          HEALTH CARE PROVIDERS & SERVICES 0.6%
          Quest Diagnostics Inc.                                                  United States           265,060       15,450,347
                                                                                                                   ---------------
          HOTELS, RESTAURANTS & LEISURE 1.2%
          Accor SA                                                                   France               236,157       13,068,693
          Compass Group PLC                                                      United Kingdom         2,457,422       19,625,605
                                                                                                                   ---------------
                                                                                                                        32,694,298
                                                                                                                   ---------------
          INDUSTRIAL CONGLOMERATES 4.6%
          General Electric Co.                                                    United States         1,217,400       22,156,680
          Koninklijke Philips Electronics NV                                       Netherlands            660,198       21,175,141
          Siemens AG                                                                 Germany              504,024       50,561,398
          Tyco International Ltd.                                                 United States           775,748       29,672,361
                                                                                                                   ---------------
                                                                                                                       123,565,580
                                                                                                                   ---------------
          INSURANCE 5.1%
          ACE Ltd.                                                                United States           260,030       13,599,569
          Aviva PLC                                                              United Kingdom         4,462,291       26,084,120
          AXA SA                                                                     France               474,196       10,551,711
          Muenchener Rueckversicherungs-Gesellschaft AG                              Germany              132,810       21,585,782
          Progressive Corp.                                                       United States         1,285,020       24,531,032
          RenaissanceRe Holdings Ltd.                                             United States           232,530       13,198,403

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Standard Life PLC                                                      United Kingdom         1,908,420  $     5,800,903
      (b) Swiss Reinsurance Co.                                                    Switzerland            264,600       13,029,165
          Torchmark Corp.                                                         United States           152,927        8,183,124
                                                                                                                   ---------------
                                                                                                                       136,563,809
                                                                                                                   ---------------
          INTERNET & CATALOG RETAIL 0.5%
          Expedia Inc.                                                            United States           519,760       12,973,210
                                                                                                                   ---------------
          INTERNET SOFTWARE & SERVICES 0.1 %
      (b) AOL Inc.                                                                United States            63,650        1,609,072
                                                                                                                   ---------------
          IT SERVICES 2.4%
          Accenture PLC, A                                                        United States         1,524,537       63,954,327
                                                                                                                   ---------------
          LIFE SCIENCES TOOLS & SERVICES 0.5%
          Lonza Group AG                                                           Switzerland            179,380       14,636,319
                                                                                                                   ---------------
          MEDIA 9.2%
          Comcast Corp., A                                                        United States         2,946,532       52,949,180
          News Corp., A                                                           United States         3,163,862       45,591,251
          Pearson PLC                                                            United Kingdom         1,647,248       25,885,521
          Reed Elsevier NV                                                         Netherlands             14,589          177,355
          Time Warner Cable Inc.                                                  United States           330,550       17,621,620
          Time Warner Inc.                                                        United States           606,340       18,960,252
      (b) Viacom Inc., B                                                          United States           965,378       33,189,696
          Vivendi SA                                                                 France             1,363,265       36,496,041
          The Walt Disney Co.                                                     United States           517,160       18,054,056
                                                                                                                   ---------------
                                                                                                                       248,924,972
                                                                                                                   ---------------
          METALS & MINING 0.5%
          Alcoa Inc.                                                              United States           969,430       13,804,683
                                                                                                                   ---------------
          MULTILINE RETAIL 0.3%
          Target Corp.                                                            United States           157,530        8,286,078
                                                                                                                   ---------------
          OFFICE ELECTRONICS 0.7%
          Konica Minolta Holdings Ltd.                                                Japan             1,733,800       20,227,512
                                                                                                                   ---------------
          OIL, GAS & CONSUMABLE FUELS 7.1%
          BG Group PLC                                                           United Kingdom           615,140       10,651,894
          BP PLC                                                                 United Kingdom         4,893,895       46,321,116
          Chevron Corp.                                                           United States           128,920        9,776,004
          Eni SpA                                                                     Italy             1,110,817       26,068,361
          Gazprom, ADR                                                               Russia               475,980       11,171,250
          Royal Dutch Shell PLC, B                                               United Kingdom         1,245,697       34,337,308
          Statoil ASA                                                                Norway               511,060       11,833,716
          Total SA, B                                                                France               703,120       40,828,860
                                                                                                                   ---------------
                                                                                                                       190,988,509
                                                                                                                   ---------------
          PAPER & FOREST PRODUCTS 0.5%
          Svenska Cellulosa AB, B                                                    Sweden               999,463       14,095,177
                                                                                                                   ---------------
          PHARMACEUTICALS 10.9%
          Bristol-Myers Squibb Co.                                                United States           282,710        7,548,357
          GlaxoSmithKline PLC                                                    United Kingdom         2,503,503       48,083,515
          Merck & Co. Inc.                                                        United States           944,391       35,273,004
          Merck KGaA                                                                 Germany              234,690       19,024,674
          Novartis AG                                                              Switzerland            857,664       46,341,523
          Pfizer Inc.                                                             United States         3,358,463       57,597,640
          Roche Holding AG                                                         Switzerland            207,520       33,667,856
          Sanofi-Aventis                                                             France               640,537       47,761,286
                                                                                                                   ---------------
                                                                                                                       295,297,855
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

                PROFESSIONAL SERVICES 1.3%
                Adecco SA                                                          Switzerland            261,060  $    14,823,948
                Hays PLC                                                         United Kingdom         3,976,870        6,557,357
            (b) Randstad Holding NV                                                Netherlands            309,590       14,716,884
                                                                                                                   ---------------
                                                                                                                        36,098,189
                                                                                                                   ---------------
                REAL ESTATE MANAGEMENT & DEVELOPMENT 1.0%
                Cheung Kong (Holdings) Ltd.                                         Hong Kong           1,623,833       20,914,229
                Swire Pacific Ltd., A                                               Hong Kong             580,046        6,973,924
                                                                                                                   ---------------
                                                                                                                        27,888,153
                                                                                                                   ---------------
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
                Samsung Electronics Co. Ltd.                                       South Korea             56,930       41,158,460
                Taiwan Semiconductor Manufacturing Co. Ltd.                          Taiwan             8,716,625       16,888,161
                                                                                                                   ---------------
                                                                                                                        58,046,621
                                                                                                                   ---------------
                SOFTWARE 7.1%
                Microsoft Corp.                                                   United States         2,836,279       83,017,886
                Oracle Corp.                                                      United States         3,116,770       80,069,821
                SAP AG                                                               Germany              583,460       28,240,260
                                                                                                                   ---------------
                                                                                                                       191,327,967
                                                                                                                   ---------------
                SPECIALTY RETAIL 1.5%
                The Home Depot Inc.                                               United States           387,190       12,525,597
                Inditex SA                                                            Spain               101,730        6,707,872
                Kingfisher PLC                                                   United Kingdom         6,293,793       20,497,331
                                                                                                                   ---------------
                                                                                                                        39,730,800
                                                                                                                   ---------------
                TRADING COMPANIES & DISTRIBUTORS 1.2%
                Itochu Corp.                                                          Japan             2,385,740       20,894,199
            (b) Wolseley PLC                                                     United Kingdom           441,684       10,669,386
                                                                                                                   ---------------
                                                                                                                        31,563,585
                                                                                                                   ---------------
                WIRELESS TELECOMMUNICATION SERVICES 2.9%
            (b) Sprint Nextel Corp.                                               United States         4,179,020       15,880,276
                Turkcell lletisim Hizmetleri AS                                      Turkey               465,865        2,839,330
                Turkcell lletisim Hizmetleri AS, ADR                                 Turkey               687,600       10,355,256
                Vodafone Group PLC                                               United Kingdom        21,285,754       49,139,760
                                                                                                                   ---------------
                                                                                                                        78,214,622
                                                                                                                   ---------------
                TOTAL COMMON STOCKS (COST $2,569,575,584)                                                            2,558,721,071
                                                                                                                   ---------------
                NON-REGISTERED MUTUAL FUNDS (COST $11,910,000) 0.4%
                DIVERSIFIED FINANCIAL SERVICES 0.4%
(b, c, d, e, f) Templeton China Opportunities Fund Ltd., Reg D                   Cayman Islands         1,192,192       11,910,000
                                                                                                                   ---------------
                PREFERRED STOCKS 0.9%
                AUTOMOBILES 0.0%(g)
                Hyundai Motor Co., pfd.                                            South Korea             18,988          677,993
                                                                                                                   ---------------
                METALS & MINING 0.6%
                Vale SA, ADR, pfd., A                                                Brazil               529,780       14,706,693
                                                                                                                   ---------------
                OIL, GAS & CONSUMABLE FUELS 0.3%
                Petroleo Brasileiro SA, ADR, pfd.                                    Brazil               218,150        8,636,559
                                                                                                                   ---------------
                TOTAL PREFERRED STOCKS (COST $17,579,331)                                                               24,021,245
                                                                                                                   ---------------
                TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $2,599,064,915)                                2,594,652,316
                                                                                                                   ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                  ---------------
          SHORT TERM INVESTMENTS 3.9%
          TIME DEPOSITS (COST $17,300,000) 0.7%
          Paribas Corp., 0.01 %, 4/01/10                                          United States   $    17,300,000  $    17,300,000
                                                                                                                   ---------------
          U.S. GOVERNMENT AND AGENCY SECURITIES 3.2%
      (h) FHLB, 4/01/10-4/14/10                                                   United States         5,352,000        5,351,982
      (h) FHLMC, 6/25/10                                                          United States        30,000,000       29,993,640
      (h) FHLMC, 4/26/10- 7/09/10                                                 United States        26,300,000       26,297,020
      (h) U.S. Treasury Bill, 4/15/10                                             United States        25,000,000       24,998,675
                                                                                                                   ---------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $86,634,478)                                                86,641,317
                                                                                                                   ---------------
          TOTAL INVESTMENTS (COST $2,702,999,393) 99.8%                                                              2,698,593,633
          OTHER ASSETS, LESS LIABILITIES 0.2%                                                                            6,747,535
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $ 2,705,341,168
                                                                                                                   ===============

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2010, the value of this security was $2,119, representing less than 0.01 % of net assets.

(b)  Non-income producing.

(c)  See Note 5 regarding restricted securities.

(d) Security was purchased pursuant to Regulation D under the Securities Act of 1933, Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed illiquid under guidelines approved by the Fund's Board of Directors. At March 31, 2010, the value of this security was $11,910,000, representing 0.44% of net assets.

(e)  See Note 8 regarding other considerations.

(f) The Templeton China Opportunities Fund, Ltd. is managed by an affiliate of the Fund's investment manager.

(g)  Rounds to less than 0.1 % of net assets.

(h)  The security is traded on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR     American Depository Receipt
FHLB    Federal Home Loan Bank
FHLMC   Federal Home Loan Mortgage Corp.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twenty-two separate funds (Funds). Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Franklin Zero Coupon Fund - 2010 matures on December 17, 2010.

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in other funds of the Trust (Underlying Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

Under procedures approved by the Funds' Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities may be valued utilizing a market-based approached in which the fundamental characteristics or relationships to similar securities are used to determine the fair value of the security held.

Additionally, for certain equity securities, the Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as credit risk, yield spreads, benchmark quotes and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as option-adjusted spreads, credit risk and spreads, benchmark yield curves, coupon rates, maturity and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.

Mortgage-backed, asset-backed, and other similar pass-through debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as issuer type, underlying collateral, coupon rate, maturity, assumed prepayment speeds, estimated default rates, benchmark yield curves and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers, loan dealers, or financial institutions are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis in order to estimate the relevant cash flows which are then used to calculate the fair value.

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as credit risk and spreads, benchmark yield curves, coupon rates, maturity and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.

The Funds have procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Funds may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign security held by the Funds. As a result, variances may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these discrepancies, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value. Repurchase agreements and time deposits are valued at cost, which approximates market value.

Derivative financial instruments (derivatives) may trade on a securities exchange or in the over-the-counter market. In instances where sufficient market activity exists, the Funds' pricing services use a market-based approach to determine fair value. In other instances, the pricing services use an income-based approach which considers inputs such as anticipated future cash flows, discount rates, benchmark yield and swap curves and other unique security features to determine the net present value of the contract. The fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Certain funds generally enter into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral.

Certain funds generally enter into interest rate swap contracts in order to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds investment objectives.

Certain funds generally purchase or write option contracts in order to manage or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index, or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. INCOME TAXES

At March 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                FRANKLIN      FRANKLIN GLOBAL   FRANKLIN GROWTH    FRANKLIN HIGH
                                            FLEX CAP GROWTH     REAL ESTATE       AND INCOME          INCOME
                                            SECURITIES FUND   SECURITIES FUND   SECURITIES FUND   SECURITIES FUND
                                            ---------------   ---------------   ---------------   ---------------
Cost of investments                           $423,320,022      $340,754,654      $287,672,337      $257,948,044
                                              ============      ============      ============      ============
Unrealized appreciation                       $ 84,033,963      $ 93,573,372      $ 57,177,071      $ 15,075,243
Unrealized depreciation                         (3,213,027)      (58,325,605)      (17,413,731)       (9,152,771)
                                              ------------      ------------      ------------      ------------
Net unrealized appreciation (depreciation)    $ 80,820,936      $ 35,247,767      $ 39,763,340      $  5,922,472
                                              ============      ============      ============      ============

                                                              FRANKLIN LARGE CAP   FRANKLIN LARGE CAP   FRANKLIN RISING
                                            FRANKLIN INCOME    GROWTH SECURITIES    VALUE SECURITIES       DIVIDENDS
                                            SECURITIES FUND          FUND                 FUND          SECURITIES FUND
                                            ---------------   ------------------   ------------------   ---------------
Cost of investments                         $7,674,341,521       $ 339,077,005        $ 35,536,813       $1,206,552,995
                                            ==============       =============        ============       ==============
Unrealized appreciation                     $  643,983,799       $ 109,670,924        $  6,279,981       $  436,512,083
Unrealized depreciation                       (745,061,198)        (13,883,174)         (3,275,888)         (65,296,914)
                                            --------------       -------------        ------------       --------------
Net unrealized appreciation (depreciation)  $ (101,077,399)      $  95,787,750        $  3,004,093       $  371,215,169
                                            ==============       =============        ============       ==============

                                                                                                               FRANKLIN
                                            FRANKLIN SMALL CAP   FRANKLIN SMALL-MID   FRANKLIN STRATEGIC    TEMPLETON VIP
                                            VALUE SECURITIES         CAP GROWTH        INCOME SECURITIES    FOUNDING FUNDS
                                                   FUND            SECURITIES FUND           FUND          ALLOCATION FUND
                                            ------------------   ------------------   ------------------   ---------------
Cost of investments                           $1,147,693,530       $ 711,702,233        $1,390,067,298      $2,176,237,231
                                              ==============       =============        ==============      ==============
Unrealized appreciation                       $  281,466,465       $ 256,674,047        $   84,130,159      $  151,114,003
Unrealized depreciation                         (129,535,758)        (27,647,076)          (21,560,506)        (33,452,768)
                                              --------------       -------------        --------------      --------------
Net unrealized appreciation (depreciation)    $  151,930,707       $ 229,026,971        $   62,569,653      $  117,661,235
                                              ==============       =============        ==============      ==============

                                                              FRANKLIN ZERO     MUTUAL GLOBAL         MUTUAL
                                             FRANKLIN U.S.     COUPON FUND -      DISCOVERY       INTERNATIONAL
                                            GOVERNMENT FUND        2010        SECURITIES FUND   SECURITIES FUND
                                            ---------------   --------------   ---------------   ---------------
Cost of investments                          $730,898,437      $102,151,990    $1,310,475,403      $1,952,911
                                             ============      ============    ==============      ==========
Unrealized appreciation                      $ 26,820,945      $  1,763,535    $  258,009,195      $  327,387
Unrealized depreciation                        (2,337,352)          (12,662)      (70,837,761)        (80,748)
                                             ------------      ------------    --------------      ----------
Net unrealized appreciation (depreciation)   $ 24,483,593      $  1,750,873    $  187,171,434      $  246,639
                                             ============      ============    ==============      ==========

                                                                  TEMPLETON
                                                                  DEVELOPING                           TEMPLETON GLOBAL
                                             MUTUAL SHARES    MARKETS SECURITIES   TEMPLETON FOREIGN   ASSET ALLOCATION
                                            SECURITIES FUND          FUND           SECURITIES FUND          FUND
                                            ---------------   ------------------   -----------------   ----------------
Cost of investments                         $4,945,054,865      $ 578,690,892       $2,289,969,083       $ 75,680,445
                                            ==============      =============       ==============       ============
Unrealized appreciation                     $  627,075,823      $ 294,214,563       $  405,056,632       $ 13,110,791
Unrealized depreciation                       (441,544,777)       (18,443,254)        (236,918,358)        (4,663,501)
                                            --------------      -------------       --------------       ------------
Net unrealized appreciation (depreciation)  $  185,531,046      $ 275,771,309       $  168,138,274       $  8,447,290
                                            ==============      =============       ==============       ============

                                            TEMPLETON GLOBAL
                                             BOND SECURITIES   TEMPLETON GROWTH
                                                  FUND          SECURITIES FUND
                                            ----------------   ----------------
Cost of investments                          $1,678,547,948     $2,711,274,559
                                             ==============     ==============
Unrealized appreciation                      $  163,474,857     $  351,896,129
Unrealized depreciation                         (29,991,918)      (364,577,055)
                                             --------------     --------------
Net unrealized appreciation (depreciation)   $  133,482,939     $  (12,680,926)
                                             ==============     ==============

5. RESTRICTED SECURITIES

At March 31, 2010, the following funds held investments in restricted securities, excluding 144A securities deemed to be liquid, as follows:

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                        ACQUISITION
   CONTRACTS       ISSUER                                                                  DATES            COST        VALUE
-----------------  ----------------------------------------------------------------  ------------------  ----------  -----------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
        1,901,448  (a) Turtle Bay Resort                                              8/18/08-6/3/09     $2,042,976  $ 1,901,448

(a) The fund also invests in unrestricted securities of the issuer, valued at $4,798,571 as of March 31, 2010.

MUTUAL GLOBAL DISCOVERY SECURITIES FUND
           36,827      AboveNet Inc.                                                 10/02/01 - 9/08/09  $  910,432  $ 1,868,234
                       AboveNet Inc., stock grant, grant price $10.475, expiration
               23         date 9/09/13                                                4/17/06 - 9/08/06          --        3,703
                5      AboveNet Inc., stock grant, grant price $30, expiration date
                          9/07/18                                                         9/08/09                --          415

              739      AboveNet Inc., wts., 9/08/10                                  10/02/01 - 9/07/07      76,964       57,642
          800,000      The Bankshares Inc.                                                3/22/07         8,000,000    3,125,837
        2,161,828      Cerberus CG Investor I LLC                                    7/26/07 - 6/17/08    2,154,424      670,167
        1,897,400      Cerberus CG Investor I LLC, 12.00%, 7/31/14                        7/26/07         1,897,400      588,194
        2,161,828      Cerberus CG Investor II LLC                                   7/26/07 - 6/17/08    2,154,424      670,167
        1,897,400      Cerberus CG Investor II LLC, 12.00%, 7/31/14                       7/26/07         1,897,400      588,194
        1,080,914      Cerberus CG Investor III LLC                                  7/26/07 - 6/17/08    1,077,212      335,083
          948,700      Cerberus CG Investor III LLC, 12.00%, 7/31/14                      7/26/07           948,700      294,097
           21,716  (a) DecisionOne Corp.                                             9/28/99 - 7/18/00       16,482       27,856
           29,073  (a) DecisionOne Corp., senior secured note, 15.00%, 11/30/13      6/01/09 - 1/15/10       29,073       29,073
           11,923  (a) DecisionOne Corp., wts., 6/08/17                                   7/09/07                --       15,294
            1,903      Elephant Capital Holdings Ltd.                                8/23/04 - 3/10/08      294,226           --
        2,077,368      FIM Coinvestor Holdings I LLC                                 11/20/06 - 6/02/09          --           --
               56      GMAC Inc.                                                     11/20/06 - 6/02/09   8,120,426      804,046
           47,271      IACNA Investor LLC                                                 7/24/08            17,133          473
          239,310      Imagine Group Holdings Ltd.                                        8/31/04         2,450,893    2,794,064
          424,073      International Automotive Components Group Brazil LLC          4/13/06 -12/26/08      282,031      648,189
           74,174      International Automotive Components Group Japan LLC           9/26/06 - 3/27/07      643,892      505,230
        1,512,200      International Automotive Components Group LLC                 1/12/06 - 10/16/06   1,512,447      799,304
          407,500  (b) International Automotive Components Group NA LLC,
                          9.00%, 4/01/17                                                 3/30/07            413,613      419,730
        1,353,608  (b) International Automotive Components Group NA LLC, A           3/30/07 - 10/10/07   1,368,532      810,026
              383      MCII Holdings Inc.                                                 4/17/09           440,952           --
            2,984      MCII Holdings Inc., PIK, pfd., A                               4/17/09 - 1/01/10   2,905,174      835,281
        1,460,000      MPF Corp. Ltd.                                                     5/08/06         7,500,856           --
            9,306      NCB Warrant Holdings Ltd., A                                  12/16/05 - 3/10/08      87,597           --
          175,423      North American Financial Holdings Inc., 144A                  12/16/09 - 3/30/10   3,508,460    3,333,037
           72,570      North American Financial Holdings Inc., 144A, non-voting      12/16/09 - 3/30/10   1,451,400    1,378,830
            2,140      Olympus Re Holdings Ltd.                                           12/19/01          202,484        1,895
            4,289      PTV Inc., 10.00%, pfd., A                                     12/07/01 - 3/06/02       2,702          590
                                                                                                                     -----------
                          TOTAL RESTRICTED SECURITIES (1.37% of Net Assets)                                          $20,604,651
                                                                                                                     ===========

(a) The fund also invests in unrestricted securities of the issuer, valued at $5,085 as of March 31, 2010.

(b) The fund also invests in unrestricted securities or other investments in the issuer, valued at $268,430 as of March 31, 2010.

MUTUAL SHARES SECURITIES FUND

          124,923      AboveNet Inc.                                                 10/02/01 - 9/08/09  $3,452,922  $ 6,337,344
               78      AboveNet Inc., stock grant, grant price $10.475, expiration
                          date 9/09/13                                               4/17/06 - 9/08/06           --       12,560
               17      AboveNet Inc., stock grant, grant price $30, expiration date
                          9/07/18                                                         9/08/09                --        1,410
            2,995      AboveNet Inc., wts., 9/08/10                                  10/02/01 - 9/07/07     315,092      233,610
          315,800      Bond Street Holdings LLC, A, 144A                                  11/04/09        6,316,000    6,473,900
        6,400,507      CB FIM Coinvestors LLC                                         1/15/09 - 6/02/09         --            --
        8,172,654      Cerberus CG Investor I LLC                                    7/26/07 - 6/17/08    8,144,664    2,533,523
        7,173,000      Cerberus CG Investor I LLC, 12.00%, 7/31/14                        7/26/07         7,173,000    2,223,630
        8,172,654      Cerberus CG Investor II LLC                                   7/26/07 - 6/17/08    8,144,664    2,533,523
        7,173,000      Cerberus CG Investor II LLC, 12.00%, 7/31/14                       7/26/07         7,173,000    2,223,630
        4,086,327      Cerberus CG Investor III LLC                                  7/26/07 - 6/17/08    4,072,332    1,266,761
        3,586,500      Cerberus CG Investor III LLC, 12.00%, 7/31/14                      7/26/07         3,586,500    1,111,815
          108,227  (a) DecisionOne Corp.                                             3/12/99 - 7/18/00       76,619      138,828

          144,890  (a) DecisionOne Corp., senior secured note, 15.00%, 11/30/13      6/01/09 - 1/15/10       144,890       144,890
           59,425  (a) DecisionOne Corp., wts., 6/08/17                                  7/09/07                  --        76,227
           11,728      Elephant Capital Holdings Ltd.                                8/29/03 - 3/10/08     1,813,542            --
        8,006,950      FIM Coinvestor Holdings I LLC                                 11/20/06-6/02/09             --            --
          133,965      First Southern Bancorp Inc.                                        1/27/10          2,826,662     2,826,662
              229      First Southern Bancorp Inc., cvt. pfd., C                          1/27/10            229,000       229,000
        5,565,600      GLCP Harrah's Investment LP                                        1/15/08          5,569,218            --
            1,592      GMAC Inc                                                      11/20/06 - 6/02/09   37,699,659    22,694,569
          168,957      IACNA Investor LLC                                                 7/24/08             61,233         1,690
        1,730,515      International Automotive Components Group Brazil LLC          4/13/06 - 12/26/08    1,150,884     2,645,067
          269,643      International Automotive Components Group Japan LLC           9/26/06 - 3/27/07     2,340,729     1,836,651
        6,170,474      International Automotive Components Group LLC                 1/12/06 - 10/16/06    6,171,475     3,261,527
        1,456,500  (b) International Automotive Components Group NA LLC,
                          9.00%, 4/01/17                                                  3/30/07          1,478,348     1,500,213
        4,838,053  (b) International Automotive Components Group NA LLC, A           3/30/07 - 10/10/07    5,147,879     2,895,187
            2,219      MCII Holdings Inc.                                                 4/17/09          2,554,757            --
           17,309      MCII Holdings Inc., PIK, pfd., A                               4/17/09 - 1/01/10   16,852,123     4,845,247
           57,295      NCB Warrant Holdings Ltd., A                                  12/16/05 - 3/10/08      539,528            --
           16,280      Olympus Re Holdings Ltd.                                          12/19/01          1,540,390        14,413
           17,300      PTV Inc., 10.00%, pfd., A                                     12/07/01 - 3/06/02       10,899         2,379
          433,000      State Bank and Trust Co.                                           7/24/09          4,330,000     6,386,750
                                                                                                                       -----------
                          TOTAL RESTRICTED SECURITIES (1.44% of Net Assets)                                            $74,451,006
                                                                                                                       ===========

(a) The fund also invests in unrestricted securities of the issuer, valued at $25,343 as of March 31, 2010.

(b) The fund also invests in unrestricted securities or other investments in the issuer, valued at $959,420 as of March 31, 2010.

TEMPLETON GROWTH SECURITIES FUND

        1,192,192      Templeton China Opportunities Fund Ltd., Reg D
                          TOTAL RESTRICTED SECURITIES (0.44% of Net Assets)                3/17/10      $11,910,000   $11,910,000
                                                                                                                      ============

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the following funds for the three months ended March 31, 2010, were as shown below.

                                               NUMBER OF                           NUMBER OF
                                                SHARES/                             SHARES/
                                               PRINCIPAL                           PRINCIPAL
                                                AMOUNT                              AMOUNT
                                                HELD AT                             HELD AT     VALUE AT                  REALIZED
                                               BEGINNING    GROSS        GROSS        END         END       INVESTMENT    CAPITAL
    NAME OF ISSUER                              OF YEAR   ADDITIONS   REDUCTIONS   OF PERIOD   OF PERIOD      INCOME    GAIN (LOSS)
    --------------                             ---------  ---------   ----------   ---------   ---------    ----------  -----------
    FRANKLIN INCOME SECURITIES FUND
    NON-CONTROLLED AFFILIATES
(a) Dex Media West LLC, Term Loan
       B, 7.50%, 10/24/14                             --   6,217,056   428,987     5,788,069  $  5,535,744   $ 60,095    $148,455
    Dex One Corp.                                     --   2,867,381        --     2,867,381    80,057,278         --          --
    Dex One Corp., senior sub. note,
       PIK, 14.00%, 1/29/17                           --  32,511,674        --    32,511,674    33,324,466    661,071          --
                                                                                              ------------   --------    --------
       TOTAL AFFILIATED SECURITIES (1.57%
          of Net Assets)                                                                      $118,917,488   $721,166    $148,455
                                                                                              ------------   --------    --------
    FRANKLIN SMALL CAP VALUE SECURITIES FUND
    NON-CONTROLLED AFFILIATES
    Hooker Furniture Corp.                       555,100          --        --       555,100  $  8,926,008   $ 55,510    $     --
                                                                                              ------------   --------    --------

       TOTAL AFFILIATED SECURITIES (0.69%
          of Net Assets)
    MUTUAL GLOBAL DISCOVERY
    SECURITIES FUND
    NON-CONTROLLED AFFILIATES
    The Bankshares Inc.                          800,000          --        --       800,000  $  3,125,837   $     --    $     --
                                                                                              ------------   --------    --------
       TOTAL AFFILIATED SECURITIES (0.21%
          of Net Assets)
    MUTUAL SHARES SECURITIES FUND
    NON-CONTROLLED AFFILIATES
    CB FIM Coinvestors LLC                     6,400,507          --        --     6,400,507  $         --   $     --    $     --
    GLCP Harrah's Investment LP                5,565,600          --        --     5,565,600            --         --          --
    MCII Holdings Inc.                             2,219          --        --         2,219            --         --          --
    MCII Holdings Inc., PIK, pfd., A              16,805         504        --        17,309     4,845,247    234,312          --
                                                                                              ------------   --------    --------
       TOTAL AFFILIATED SECURITIES (0.10%
          of Net Assets)                                                                      $  4,845,247   $234,312    $     --
                                                                                              ------------   --------    --------

(a)  Company is a wholly owned subsidiary of Dex One Corp.

7. INVESTMENTS IN UNDERLYING FUNDS

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in the Underlying Funds which are managed by affiliates of the fund's administrative manager, Franklin Templeton Services, LLC. The fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. At March 31, 2010, the fund held the following positions which exceed 5% of the Underlying Funds' shares outstanding:

                                   % OF SHARES
NAME OF ISSUER                         HELD
--------------                     -----------
Templeton Growth Securities Fund      28.11%
Mutual Shares Securities Fund         14.66%
Franklin Income Securities Fund        9.90%

8. OTHER CONSIDERATIONS

Officers, directors or employees of the Franklin High Income Securities Fund's, the Franklin Income Securities Fund's, the Franklin Strategic Income Securities Fund's, the Mutual Global Discovery Securities Fund's, the Mutual Shares Securities Fund's, the Templeton Developing Markets Securities Fund's, and the Templeton Growth Securities Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees, official creditors' committees, or boards of directors of companies in which the funds invest. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the fund's policies and the requirements of applicable securities laws, could prevent the fund from trading in the securities of such companies for limited or extended periods of time.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities and Underlying Funds are not an indication of the risk associated with investing in those securities and Underlying Funds.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of March 31, 2010, in valuing the Funds' assets and liabilities carried at fair value:

                                                            level 1          level 2        level 3            Total
                                                        --------------   --------------   -----------     --------------
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a, b)                          $  483,199,742   $           --   $        --     $  483,199,742
      Short Term Investments                                20,941,216               --            --         20,941,216
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $  504,140,958   $           --   $        --     $  504,140,958
                                                        --------------   --------------   -----------     --------------
FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a, b)                          $  371,401,468   $           --   $        --     $  371,401,468
      Short Term Investments                                        --        4,600,953            --          4,600,953
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $  371,401,468   $    4,600,953   $        --     $  376,002,421
                                                        --------------   --------------   -----------     --------------
   Forward Exchange Contracts                                       --        2,616,128            --          2,616,128
LIABILITIES:
   Forward Exchange Contracts                                       --        1,223,139            --          1,223,139
FRANKLIN GROWTH AND INCOME SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(b)
         Consumer Discretionary                         $   19,944,081   $    3,758,454   $        --     $   23,702,535
         Health Care                                        33,828,629        3,304,160            --         37,132,789
         Utilities                                          13,760,970        5,124,000            --         18,884,970
         Other Equity Investments(a)                       211,950,223               --            --        211,950,223
      Equity-Linked Securities                                      --        3,349,160            --          3,349,160
      Convertible Bonds                                             --       15,164,145            --         15,164,145
      Corporate Bonds                                               --        6,204,283            --          6,204,283
      Short Term Investments                                        --       11,047,572            --         11,047,572
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $  279,483,903   $   47,951,774   $        --     $  327,435,677
                                                        --------------   --------------   -----------     --------------
FRANKLIN HIGH INCOME SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(b)
         Diversified Financials                         $           --   $      460,437   $        --     $      460,437
         Media                                                 779,219               --            --            779,219
      Senior Floating Rate Interests                                --        4,547,773            --          4,547,773
      Corporate Bonds                                               --      242,202,908           191        242,203,099
      Short Term Investments                                        --       15,879,988            --         15,879,988
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $      779,219   $  263,091,106   $       191     $  263,870,516
                                                        --------------   --------------   -----------     --------------

Forward Exchange Contracts                                          --           41,707            --             41,707
FRANKLIN INCOME SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(b)
         Financials                                     $  544,868,616   $   31,438,413   $        --     $  576,307,029
         Health Care                                       187,087,140       13,939,425            --        201,026,565
         Industrials                                                --          194,400            --            194,400
         Other Equity Investments(a)                     1,891,149,187               --            --(d)   1,891,149,187
      Equity-Linked Securities                                      --      204,897,660            --        204,897,660
      Senior Floating Rate Interests                                --      410,977,336            --        410,977,336
      Corporate Bonds                                               --    3,936,891,673            --      3,936,891,673
      Convertible Bonds                                             --      108,735,510            --        108,735,510
      Municipal Bonds                                               --       25,633,250            --         25,633,250
      Short Term Investments                                        --      217,451,512            --        217,451,512
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $2,623,104,943   $4,950,159,179   $        --(d)  $7,573,264,122
                                                        --------------   --------------   -----------     --------------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a, b)                          $  417,422,081   $           --   $        --     $  417,422,081
      Short Term Investments                                        --       17,442,674            --         17,442,674
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $  417,422,081   $   17,442,674   $        --     $  434,864,755
                                                        --------------   --------------   -----------     --------------
FRANKLIN LARGE CAP VALUE SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a)                             $   36,535,529   $           --   $        --     $   36,535,529
      Short Term Investments                                 2,005,377               --            --          2,005,377
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $   38,540,906   $           --   $        --     $   38,540,906
                                                        --------------   --------------   -----------     --------------
FRANKLIN RISING DIVIDENDS SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a)                             $1,476,848,709   $           --   $        --     $1,476,848,709
      Short Term Investments                               100,413,674          505,781            --        100,919,455
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $1,577,262,383   $      505,781   $        --     $1,577,768,164
                                                        --------------   --------------   -----------     --------------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a)                             $1,222,556,576   $           --   $        --     $1,222,556,576
      Corporate Bonds                                               --        1,494,000            --          1,494,000
      Short Term Investments                                73,544,150        2,029,511            --         75,573,661
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $1,296,100,726   $    3,523,511   $        --     $1,299,624,237
                                                        --------------   --------------   -----------     --------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a, b)                          $  929,471,110   $           --   $        --     $  929,471,110
      Convertible Bonds                                             --        1,185,167            --          1,185,167
      Short Term Investments                                10,072,927               --            --         10,072,927
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $  939,544,037   $    1,185,167   $        --     $  940,729,204
                                                        --------------   --------------   -----------     --------------

FRANKLIN STRATEGIC INCOME SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(b)
         Banks                                          $       88,900   $       71,500   $        --     $      160,400
         Consumer Services                                          --               --     1,901,448          1,901,448
         Diversified Financials                                     --          612,899            --            612,899
         Media                                               1,510,226               --            --          1,510,226
      Senior Floating Rate Interests                                --      202,450,552     3,005,777        205,456,329
      Corporate Bonds                                               --      582,024,417            --        582,024,417
      Asset-Backed Securities and Commercial
         Mortgage-Backed Securities                                 --       91,709,776            --         91,709,776
      Mortgage-Backed Securities                                    --       51,553,020            --         51,553,020
      U.S. Government and Agency Securities                         --       71,109,506            --         71,109,506
      Foreign Government and Agency Securities                      --      360,358,779            --        360,358,779
      Municipal Bonds                                               --       44,676,489            --         44,676,489
      Short Term Investments                                24,174,914       17,388,748            --         41,563,662
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $   25,774,040   $1,421,955,686   $ 4,907,225     $1,452,636,951
                                                        --------------   --------------   -----------     --------------
   Forward Exchange Contracts                                       --       11,474,706            --         11,474,706
   Unfunded Loan Commitments                                        --           20,128            --             20,128
LIABILITIES:
   Forward Exchange Contracts                                       --        3,618,716            --          3,618,716
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
ASSETS:
   Investments in Underlying Funds(c)                   $2,293,898,466   $           --   $        --     $2,293,898,466
                                                        --------------   --------------   -----------     --------------
FRANKLIN U.S. GOVERNMENT FUND
ASSETS:
   Investments in Securities:
      Mortgage-Backed Securities                        $           --   $  488,096,753   $        --     $  488,096,753
      U.S. Government and Agency Securities                         --      235,885,866            --        235,885,866
      Short Term Investments                                        --       31,399,411            --         31,399,411
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $           --   $  755,382,030   $        --     $  755,382,030
                                                        --------------   --------------   -----------     --------------
FRANKLIN ZERO COUPON FUND - 2010
ASSETS:
   Investments in Securities:
      U.S. Government and Agency Securities             $           --   $   88,603,389   $        --     $   88,603,389
      Short Term Investments                                        --       15,299,474            --         15,299,474
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $           --   $  103,902,863   $        --     $  103,902,863
                                                        --------------   --------------   -----------     --------------
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(b)
         Auto Components                                $           --   $           --   $ 2,765,409(d)  $    2,765,409
         Commercial Banks                                   71,233,977               --     3,125,837(d)      74,359,814
         Computers & Peripherals                             2,495,788               --        43,150          2,538,938
         Consumer Finance                                           --               --     2,479,463          2,479,463
         Diversified Financial Services                     49,612,155               --     4,711,867(d)      54,324,022
         Diversified Telecommunication Services             25,434,830           58,232            --(d)      25,493,062
         Insurance                                          49,880,905               --     2,795,959         52,676,864

         Machinery                                          27,109,409               --       835,281(d)      27,944,690
         Real Estate Management & Development                8,813,140               --     2,309,314         11,122,454
         Other Equity Investments(a)                       946,440,988               --            --(d)     946,440,988
   Corporate Bonds, Notes and Senior Floating Rate
      Interests                                                     --       83,460,826     2,192,803(d)      85,653,629
   Companies in Liquidation                                         --          283,045            --(d)         283,045
   Short Term Investments                                  185,922,535       25,641,924            --        211,564,459
                                                        --------------   --------------   -----------     --------------
      Total Investments in Securities                   $1,366,943,727   $  109,444,027   $21,259,083     $1,497,646,837
                                                        --------------   --------------   -----------     --------------
   Forward Exchange Contracts                                       --       20,398,525            --         20,398,525
   Unfunded Loan Commitments                                        --            3,241            --              3,241
LIABILITIES:
   Securities Sold Short                                    28,492,588               --            --         28,492,588
   Forward Exchange Contracts                                       --        4,200,290            --          4,200,290
MUTUAL INTERNATIONAL SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a, b)                          $    2,186,215   $           --   $        --     $    2,186,215
      Corporate Bonds & Notes                                       --           13,335            --             13,335
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $    2,186,215   $       13,335   $        --     $    2,199,550
                                                        --------------   --------------   -----------     --------------
   Forward Exchange Contracts                                       --           31,946            --             31,946
LIABILITIES:
   Forward Exchange Contracts                                       --            1,544            --              1,544
MUTUAL SHARES SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(b)
         Auto Components                                $           --   $           --   $10,649,418(d)  $   10,649,418
         Chemicals                                          48,820,833               --        25,000         48,845,833
         Commercial Banks                                  174,617,422        6,386,750     3,055,662(d)     184,059,834
         Computers & Peripherals                            58,044,646               --       215,055         58,259,701
         Consumer Finance                                           --               --    29,028,376         29,028,376
         Diversified Telecommunication Services            114,484,709          235,989            --(d)     114,720,698
         Insurance                                         261,869,902               --        14,413        261,884,315
         Machinery                                           8,387,598               --     4,845,247(d)      13,232,845
         Real Estate Management & Development               16,406,164               --     7,278,261         23,684,425
         Other Equity Investments(a)                     3,469,911,980               --            --(d)   3,469,911,980
      Corporate Bonds, Notes and Senior Floating Rate
         Interests                                                  --      273,263,554     8,188,942(d)     281,452,496
      Corporate Bonds and Notes in Reorganization                   --           27,458            --             27,458
      Companies in Liquidation                                      --        1,504,003            --(d)       1,504,003
      Short Term Investments                               559,776,760       73,547,769            --        633,324,529
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $4,712,320,014   $  354,965,523   $63,300,374     $5,130,585,911
                                                        --------------   --------------   -----------     --------------
   Forward Exchange Contracts                                       --       40,315,270            --         40,315,270
   Unfunded Loan Commitments                                        --          967,615            --            967,615
LIABILITIES:
   Securities Sold Short                                    77,562,708               --            --         77,562,708
   Forward Exchange Contracts                                       --        5,055,429            --          5,055,429

TEMPLETON DEVELOPING MARKET SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a, b)                          $  795,746,576   $           --   $        --     $  795,746,576
      Short Term Investments                                58,715,625               --            --         58,715,625
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $  854,462,201   $           --   $        --     $  854,462,201
                                                        --------------   --------------   -----------     --------------
TEMPLETON FOREIGN SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(b)
         Insurance                                      $  172,693,303   $   12,398,286   $        --     $  185,091,589
         Textiles, Apparel & Luxury Goods                           --               --    13,498,435         13,498,435
         Other Equity Investments(a)                     2,183,678,774               --            --      2,183,678,774
      Short Term Investments                                75,838,559               --            --         75,838,559
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $2,432,210,636   $   12,398,286   $13,498,435     $2,458,107,357
                                                        --------------   --------------   -----------     --------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a, b)                          $   49,444,194   $           --   $        --     $   49,444,194
      Foreign Government and Agency Securities                      --       33,194,951            --         33,194,951
      Short Term Investments                                 1,488,590               --            --          1,488,590
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $   50,932,784   $   33,194,951   $        --     $   84,127,735
                                                        --------------   --------------   -----------     --------------
   Forward Exchange Contracts                                       --          534,836            --            534,836
LIABILITIES:
   Forward Exchange Contracts                                       --          270,235            --            270,235
TEMPLETON GLOBAL BOND SECURITIES FUND
ASSETS:
   Investments in Securities:
      Foreign Government and Agency Securities          $           --   $1,637,925,338   $        --     $1,637,925,338
      Municipal Bonds                                               --       50,240,548            --         50,240,548
      Short Term Investments                                        --      123,865,001            --        123,865,001
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $           --   $1,812,030,887   $        --     $1,812,030,887
                                                        --------------   --------------   -----------     --------------
   Forward Exchange Contracts                                       --       66,043,366            --         66,043,366
LIABILITIES:
   Forward Exchange Contracts                                       --       15,670,503            --         15,670,503
TEMPLETON GROWTH SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a, b)                         $2,582,742,316   $           --   $        --     $2,582,742,316
      Non-Registered MUTUAL Funds                                   --               --    11,910,000         11,910,000
      Short Term Investments                                24,998,675       78,942,642            --        103,941,317
                                                        --------------   --------------   -----------     --------------
            Total Investments in Securities             $2,607,740,991   $   78,942,642   $11,910,000     $2,698,593,633
                                                        --------------   --------------   -----------     --------------

----------
(a) For detailed industry descriptions, see the accompanying Statements of Investments.

(b) Includes common, preferred and convertible preferred stock as well as other equity investments.

(c) For detailed Underlying Fund categories, see the accompanying Statement of Investments.

(d)  Includes securities determined to have no value at March 31, 2010.

At March 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the funds' fair value, was as follows:

                                                                                                                           NET
                                                                                                                        CHANGE IN
                                                                                                                        UNREALIZED
                                                              NET CHANGE IN                 TRANSFER     BALANCE       APPRECIATION
                                      BALANCE AT      NET       UNREALIZED       NET          IN           AT         (DEPRECIATION)
                                     BEGINNING OF  REALIZED    APPRECIATION   PURCHASES     (OUT OF)      END OF      ON ASSETS HELD
                                         YEAR     GAIN (LOSS) (DEPRECIATION)   (SALES)      LEVEL 3      PERIOD        AT PERIOD END
                                     ------------ ----------- -------------- -----------  ------------ -----------    --------------
FRANKLIN HIGH INCOME SECURITIES FUND
   ASSETS
      Corporate Bonds                $       191  $       --    $        --  $        --  $        --  $       191     $        --
FRANKLIN STRATEGIC INCOME SECURITIES
   FUND
   ASSETS
      Equity Investments:
         Consumer Services           $        --  $       --    $  (141,528) $ 2,042,976  $        --  $ 1,901,448     $  (141,528)
      Senior Floating Rate Interests $        --          --        218,379    2,787,398           --    3,005,777         218,379
                                     -----------  ----------    -----------  -----------  -----------  -----------     -----------
   Total                             $        --  $       --    $    76,851  $ 4,830,374  $        --  $ 4,907,225     $    76,851
                                     -----------  ----------    -----------  -----------  -----------  -----------     -----------
MUTUAL GLOBAL DISCOVERY SECURITIES
   FUND
   ASSETS
      Equity Investments:(a)
         Auto Components             $ 2,205,235  $       --    $   560,174  $        --  $        --  $ 2,765,409(b)  $   560,174
         Commercial Banks              2,862,639          --        263,198           --           --    3,125,837(b)      263,198
         Computers & Peripherals          36,049          --          7,101           --           --       43,150           7,101
         Consumer Finance              1,756,873          --        722,590           --           --    2,479,463         722,590
         Diversified Financial
            Services                   3,888,000          --       (247,993)   1,071,860           --    4,711,867(b)     (247,993)
         Insurance                     2,583,639          --        216,778       (4,458)          --    2,795,959         216,778
         Machinery                     1,346,452          --       (551,565)      40,394           --      835,281(b)     (551,565)
         Real Estate Management &
            Development                  985,974          --       (124,402)   1,447,742           --    2,309,314        (124,402)
      Corporate Bonds, Notes and
         Senior Floating Rate
         Interests                     1,729,206          --        460,435        3,162           --    2,192,803(b)      460,435
      Corporate Bonds and Notes in
         Reorganization                       15         (67)            75          (23)          --           --              --
                                     -----------  ----------    -----------  -----------  -----------  -----------     -----------
   Total                             $17,394,082  $      (67)   $ 1,306,391  $ 2,558,677  $        --  $21,259,083     $ 1,306,316
                                     -----------  ----------    -----------  -----------  -----------  -----------     -----------
MUTUAL SHARES SECURITIES FUND
   ASSETS
   Investments in Securities:
      Equity Investments:(a)
         Auto Components             $ 8,663,585  $       --    $ 1,985,833  $        --  $        --  $10,649,418(b)  $ 1,985,833
         Chemicals                        25,000          --             --           --           --       25,000              --
         Commercial Banks                     --          --             --    3,055,662           --    3,055,662(b)           --
         Computers & Peripherals         179,657          --         35,398           --           --      215,055          35,398
         Consumer Finance             21,844,439          --      7,183,937           --           --   29,028,376       7,183,937
         Diversified
         Financial Services            6,316,000          --         78,950           --   (6,394,950)          --(b)           --

         Insurance                        34,774          --         13,552      (33,913)          --       14,413          13,552
         Machinery                     7,810,403          --     (3,199,468)     234,312           --    4,845,247(b)   (3,199,468)
         Real Estate Management &
            Development                8,146,075          --       (867,814)          --           --    7,278,261        (867,814)
   Corporate Bonds, Notes and
      Senior Floating Rate Interests   6,419,422          --      1,760,975        8,545           --    8,188,942(b)    1,760,975
   Corporate Bonds and Notes
      in Reorganization                       25        (112)           126          (39)          --           --              --
                                     -----------  ----------    -----------  -----------  -----------  -----------     -----------
Total                                $59,439,380  $     (112)   $ 6,991,489  $ 3,264,567  $(6,394,950) $63,300,374     $ 6,912,413
                                     -----------  ----------    -----------  -----------  -----------  -----------     -----------
TEMPLETON FOREIGN SECURITIES FUND
   ASSETS
      Equity Investments:
         Textiles, Apparel, & Luxury
            Goods                    $        --  $       --    $        --  $        --  $13,498,435  $13,498,435     $  (141,528)
TEMPLETON GLOBAL ASSET ALLOCATION
   FUND
   ASSETS
      Equity Investments:
         Aerospace & Defense         $     8,059  $     (142)   $       110  $    (8,027) $        --  $        --     $        --
TEMPLETON GROWTH SECURITIES FUND
   ASSETS
      Non-Registered Mutual Funds    $        --  $       --    $        --  $11,910,000  $        --  $11,910,000     $        --

(a)  Includes common and preferred stock as well as other equity investments.

(b)  Includes securities determined to have no value at March 31,2010.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following: On July 9, 2009, the Board of Trustees for the Templeton Global Asset Allocation Fund approved a proposal to liquidate the fund. The fund liquidated on April 30, 2010.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


By /s/LAURA F. FERGERSON
 -------------------------------
     Laura F. Fergerson
     Chief Executive Officer -
     Finance and Administration
     Date May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
 -------------------------------
     Laura F. Fergerson
     Chief Executive Officer -
     Finance and Administration
     Date May 27, 2010


By /s/GASTON GARDEY
 -------------------------------
     Gaston Gardey
     Chief Financial Officer and
     Chief Accounting Officer
     Date May 27, 2010